UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-22019
                                                    -----------

                  First Trust Exchange-Traded AlphaDEX(R) Fund
       -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
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              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
       -----------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                            ------------

                        Date of fiscal year end: July 31
                                                ---------

                   Date of reporting period: January 31, 2013
                                             ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

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FIRST TRUST

First Trust Exchange-Traded AlphaDEX(R) Fund

Semi-Annual Report                                     January 31, 2013

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AlphaDEX(R) Sector Funds

First Trust Consumer Discretionary AlphaDEX(R) Fund

First Trust Consumer Staples AlphaDEX(R) Fund

First Trust Energy AlphaDEX(R) Fund

First Trust Financials AlphaDEX(R) Fund

First Trust Health Care AlphaDEX(R) Fund

First Trust Industrials/Producer Durables AlphaDEX(R) Fund

First Trust Materials AlphaDEX(R) Fund

First Trust Technology AlphaDEX(R) Fund

First Trust Utilities AlphaDEX(R) Fund

                                  ALPHADEX(R)

                                 FAMILY OF ETFS

      AlphaDEX(R) is a registered trademark of First Trust Portfolios L.P.
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



--------------------------------------------------------------------------------
TABLE OF CONTENTS
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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                JANUARY 31, 2013

Shareholder Letter...........................................................  2
Market Overview..............................................................  3
Fund Performance Overview
      First Trust Consumer Discretionary AlphaDEX(R) Fund....................  4
      First Trust Consumer Staples AlphaDEX(R) Fund..........................  6
      First Trust Energy AlphaDEX(R) Fund....................................  8
      First Trust Financials AlphaDEX(R) Fund................................ 10
      First Trust Health Care AlphaDEX(R) Fund............................... 12
      First Trust Industrials/Producer Durables AlphaDEX(R) Fund............. 14
      First Trust Materials AlphaDEX(R) Fund................................. 16
      First Trust Technology AlphaDEX(R) Fund................................ 18
      First Trust Utilities AlphaDEX(R) Fund................................. 20
Notes to Fund Performance Overview........................................... 22
Understanding Your Fund Expenses............................................. 23
Portfolio of Investments
      First Trust Consumer Discretionary AlphaDEX(R) Fund.................... 25
      First Trust Consumer Staples AlphaDEX(R) Fund.......................... 28
      First Trust Energy AlphaDEX(R) Fund.................................... 29
      First Trust Financials AlphaDEX(R) Fund................................ 31
      First Trust Health Care AlphaDEX(R) Fund............................... 34
      First Trust Industrials/Producer Durables AlphaDEX(R) Fund............. 36
      First Trust Materials AlphaDEX(R) Fund................................. 38
      First Trust Technology AlphaDEX(R) Fund................................ 40
      First Trust Utilities AlphaDEX(R) Fund............................... . 42
Statements of Assets and Liabilities......................................... 44
Statements of Operations..................................................... 46
Statements of Changes in Net Assets.......................................... 48
Financial Highlights......................................................... 52
Notes to Financial Statements................................................ 57
Additional Information....................................................... 65
Risk Considerations.......................................................... 66

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                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" at the end of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the portfolio commentary by Robert F. Carey, Chief Market Strategist, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

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SHAREHOLDER LETTER
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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                JANUARY 31, 2013


Dear Shareholders:

I am pleased to present you with the semi-annual report for your investment in First Trust Exchange-Traded AlphaDEX(R) Fund.

The report you hold contains detailed information about the Sector Funds of the First Trust Exchange-Traded AlphaDEX(R) Fund for the six months ended January 31, 2013. It contains a market overview and a performance analysis for the period. Because we believe a successful investor is typically a knowledgeable one, I encourage you to read this document and discuss it with your financial advisor.

First Trust continues to be a long-term investor and investment manager. Our goal has always been to bring quality financial solutions to the market regardless of the inevitable ups and downs on Wall Street. We have always believed, as I have written previously, that there are two ways to attain success in reaching your financial goals: staying invested in quality products and having a long-term investment horizon. We remain committed to this approach in the products we manage or supervise and offer to investors.

For investors seeking long-term investment success, First Trust offers a variety of products designed for the longer term. We encourage you to talk to your advisor about the other investments First Trust offers and to discuss your goals with your advisor regularly so that he or she can help keep you on track.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals. I look forward to the rest of 2013 and to the next edition of your Fund's report.

Sincerely,

/s/ James A. Bowen
--------------------------

James A. Bowen
Chairman of the Board of Trustees of First Trust Exchange-Traded AlphaDEX(R) Fund and Chief Executive Officer of First Trust Advisors L.P.

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MARKET OVERVIEW
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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                               SEMI-ANNUAL REPORT
                                JANUARY 31, 2013

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey consults with First Trust's management on market conditions and First Trust's general investment philosophy. Mr. Carey has 23 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE ECONOMY
The U.S. economy posted a GDP growth rate of 2.1% in 2012. For those investors concerned that 2.1% growth is too modest to exploit, consider that the average annual GDP growth rate in the U.S. from 1998 to 2012 was the same 2.1%, according to data from the Bureau of Labor Statistics. Over that 15-year period, the S&P 500 posted a cumulative total return of 92.79%. That isn't a bad showing when you factor in that the U.S. fought multiple, lengthy wars, endured the fallout from the 9/11 terrorist attacks in 2001, experienced two relatively deep bear markets following the popping of the Internet bubble (2000) and the subprime mortgage-induced financial crisis (2008), as well as many more challenges both domestic and foreign.

The Federal Reserve has injected trillions of dollars of stimulus into the economy since the start of the financial crisis. It has already helped stabilize the commercial and residential real estate markets in the U.S. by artificially keeping interest rates at or near historically low levels. While we continue to see job creation on a monthly basis, the number of new jobs created, 184,620 per month on average in 2012, is at least 66,000 below the low-end of the desired target of 250,000. We believe a good amount of the stimulus is simply sitting idle waiting to be put to work. Some smart policy making out of Washington, D.C. early in 2013 could inspire a real boost in economic activity, in our opinion.

While we wait for Congress to get its collective act together, consumers continue to make progress in terms of getting their fiscal houses in order. The S&P/Experian Consumer Credit Default Composite Index stood at 1.63% in January 2013, down from 1.72% in December 2012 and down from 1.96% in March 2012, which marked the first time it had been below 2.00% since the early days of the U.S. financial crisis in 2007 (1.85% in 7/07), according to the S&P Capital IQ Global Markets Intelligence Group.

Things are even improving at the state level. Data compiled by the Rockefeller Institute shows that total state tax collections rose 2.7% (year-over-year) in Q3'12 (latest quarter where data is available), the 11th consecutive quarter in which revenues were up, according to its own release. That is higher than the Institute's initial Q3'12 estimate of 2.1% back in December. Thirty-nine states reported a year-over-year increase in total tax revenues. Corporate income tax collections increased the most, up 5.8% (year-over-year). The fiscal year for state tax collections ends in September. In nominal terms, the $183.9 billion in total state tax revenues for fiscal year 2012 surpassed the previous fiscal year high of $181.3 billion in 2008.

U.S. STOCKS AND BONDS
All three major Standard & Poor's stock indices posted positive total returns for the six-month period ended January 31, 2013. The S&P 500(R) Index, S&P MidCap 400(R) Index and S&P SmallCap 600(R) Index returned 9.91%, 17.19%, and 14.84%, respectively, according to Bloomberg. Eight of the 10 major sectors in the S&P 500(R) posted gains. The top-performing sector was Financials, up 19.92%, while the poorest showing came from Telecommunication Services, down 1.57%. Utilities also struggled, falling 1.15%. The 2013 estimated earnings growth rates for the companies in the S&P 500(R) Index, S&P MidCap 400(R) Index and S&P SmallCap 600(R) Index were 14.65%, 19.80% and 34.66%, respectively, as of 2/27/13, according to Standard & Poor's.

In the U.S. bond market, the top-performing major group for the six-month period ended January 31, 2013 was high-yield corporate bonds. The Barclays Capital U.S. Corporate High Yield Index posted a total return of 7.37%. The next closest major domestic category was municipal bonds, up 2.93%, as measured by the Barclays Capital Municipal Bond: Long Bond (22+) Index. Investors seeking higher rates of return gravitated to high-yield corporates and municipals. The yield on the benchmark 10-Year T-Note rose 52 basis points to 1.99% for the six-month period ended January 31, 2013, but remained low on a historical basis.

FOREIGN STOCKS AND BONDS
For the six-month period ended January 31, 2013, investors seeking income from foreign debt obligations also appeared to favor higher-yielding issues. The Barclays Capital Global Aggregate Index of higher-quality debt returned 0.68%%
(USD), well below the 6.62% total return for the Barclays Capital Global Emerging Markets Index of debt securities. With respect to foreign equities, the edge in performance went to shares from developed nations. The MSCI World Index (excluding the U.S.) of stocks from developed countries posted a total return of 17.97% (USD), versus a gain of 13.14% (USD) by the MSCI Emerging Markets Index of stocks. The stabilization efforts pertaining to the European debt crisis, largely a result of the announcement of a bond-buying commitment from the European Central Bank to shore up liquidity, provided an important backstop to risk for equity investors. The U.S. dollar modestly bolstered returns for U.S. investors by declining 1.46% against a basket of major currencies in the six-month span, as measured by the U.S. Dollar Index (DXY).

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FUND PERFORMANCE OVERVIEW
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FXD - FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND

The First Trust Consumer Discretionary AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Consumer Discretionary Index (the "Consumer Discretionary Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Consumer Discretionary Index. The shares of the Fund are listed and trade on the NYSE Arca, Inc. (the "NYSE Arca" or the "Exchange") under the ticker symbol "FXD."

The Consumer Discretionary Index is a modified equal-dollar weighted index designed by NYSE Euronext or its affiliates ("NYSE Euronext") to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. NYSE Euronext constructs the Consumer Discretionary Index using the Russell Global Sectors (the "RGS") sector scheme to determine a stock's sector membership.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                AVERAGE ANNUAL               CUMULATIVE
                                                                                 TOTAL RETURNS             TOTAL RETURNS
                                               6 Months       1 Year        5 Years       Inception     5 Years      Inception
                                                Ended         Ended          Ended       (05/08/07)      Ended      (05/08/07)
                                               01/31/13      01/31/13       01/31/13     to 01/31/13    01/31/13    to 01/31/13
FUND PERFORMANCE
NAV                                             19.51%        18.30%         8.82%          4.20%        52.57%        26.58%
Market Price                                    19.44%        18.06%         8.82%          4.17%        52.61%        26.38%

INDEX PERFORMANCE
StrataQuant(R) Consumer Discretionary Index     19.99%        18.97%         9.64%          5.00%        58.44%        32.27%
Russell 1000(R) Index                           10.89%        17.03%         4.28%          2.34%        23.31%        14.20%
S&P 500(R) Consumer Discretionary Index         16.31%        23.67%         11.05%         6.13%        68.92%        40.63%
Russell 1000(R) Consumer Discretionary Index(1) 16.78%        25.27%         NA             NA           NA            NA
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2013
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Consumer Discretionary                       92.22%
Industrials                                   4.89
Consumer Staples                              1.54
Information Technology                        1.09
Financials                                    0.26
                                            -------
   Total                                    100.00%
                                            =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2013
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Netflix, Inc.                                 2.31%
D.R. Horton, Inc.                             1.55
Starz - Liberty Capital                       1.55
Madison Square Garden (The) Co., Class A      1.52
Fortune Brands Home & Security, Inc.          1.45
Hertz Global Holdings, Inc.                   1.45
Thor Industries, Inc.                         1.45
Guess?, Inc.                                  1.43
Kohl's Corp.                                  1.39
Lowe's Cos., Inc.                             1.39
                                            -------
    Total                                    15.49%
                                            =======

-------------------
(1) On or about September 18, 2008, Russell Investment Group ("Russell") began calculating its Russell U.S. Indexes using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. In addition to the implementation of the RGS, Russell changed the name of the Russell 1000(R) Consumer Discretionary and Services Index to the Russell 1000(R) Consumer Discretionary Index. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Consumer Discretionary Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme or, alternatively, using solely the RGS.

The StrataQuant(R) Consumer Discretionary Index is a registered trademark of NYSE Euronext and has been licensed for use by First Trust Portfolios L.P. The First Trust Consumer Discretionary AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by NYSE Euronext, and NYSE Euronext makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Consumer Discretionary Index in connection with the trading of the Fund.

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FUND PERFORMANCE OVERVIEW (CONTINUED)
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FXD - FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MAY 8, 2007 - JANUARY 31, 2013

            First Trust Consumer Discretionary      StrataQuant(R) Consumer      Russell 1000(R)      S&P 500(R) Consumer
                     AlphaDEX(R) Fund                 Discretionary Index             Index           Discretionary Index

5/8/07                    10000                              10000                    10000                  10000
7/31/07                    9415                               9439                     9674                   9418
1/31/08                    8296                               8349                     9261                   8326
7/31/08                    7133                               7194                     8647                   7355
1/31/09                    4347                               4406                     5911                   5679
7/31/09                    6482                               6601                     6903                   6667
1/31/10                    7427                               7592                     7611                   7697
7/31/10                    8108                               8319                     7904                   8410
1/31/11                    9984                              10281                     9387                  10051
7/31/11                   10925                              11302                     9539                  10806
1/31/12                   10699                              11120                     9757                  11372
7/31/12                   10591                              11024                    10298                  12091
1/31/13                   12657                              13228                    11419                  14063


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2007 through January 31, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/07 - 7/31/08         134                7                0              0
8/1/08 - 7/31/09         112                5                4              1
8/1/09 - 7/31/10         175                0                0              0
8/1/10 - 7/31/11         224                0                0              0
8/1/11 - 7/31/12         130                0                0              0
8/1/12 - 1/31/13          72                0                0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/07 - 7/31/08         104                3                2              0
8/1/08 - 7/31/09         124                9                0              0
8/1/09 - 7/31/10          76                0                0              0
8/1/10 - 7/31/11          28                0                0              0
8/1/11 - 7/31/12         123                0                0              0
8/1/12 - 1/31/13          52                1                0              0

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FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FXG - FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND

The First Trust Consumer Staples AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Consumer Staples Index (the "Consumer Staples Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Consumer Staples Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXG."

The Consumer Staples Index is a modified equal-dollar weighted index designed by NYSE Euronext to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. NYSE Euronext constructs the Consumer Staples Index using the RGS sector scheme to determine a stock's sector membership.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                AVERAGE ANNUAL               CUMULATIVE
                                                                                 TOTAL RETURNS             TOTAL RETURNS
                                               6 Months       1 Year        5 Years       Inception     5 Years      Inception
                                                Ended         Ended          Ended       (05/08/07)      Ended      (05/08/07)
                                               01/31/13      01/31/13       01/31/13     to 01/31/13    01/31/13    to 01/31/13
FUND PERFORMANCE
NAV                                             16.49%        16.90%          10.22%        6.70%        62.70%        45.08%
Market Price                                    16.74%        16.96%          10.29%        6.72%        63.21%        45.20%

INDEX PERFORMANCE
StrataQuant(R) Consumer Staples Index           16.91%        18.15%          11.10%        7.56%        69.27%        51.85%
Russell 1000(R) Index                           10.89%        17.03%           4.28%        2.34%        23.31%        14.20%
S&P 500(R) Consumer Staples Index               5.02%         19.03%           9.34%        8.63%        56.28%        60.74%
Russell 1000(R) Consumer Staples Index(1)       6.19%         18.90%            NA           NA            NA            NA
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2013
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Consumer Staples                             99.16%
Consumer Discretionary                        0.84
                                            -------
   Total                                    100.00%
                                            =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2013
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Tyson Foods, Inc., Class A                    5.09%
Green Mountain Coffee Roasters, Inc.          4.91
Bunge Ltd.                                    4.89
Smithfield Foods, Inc.                        4.82
Safeway, Inc.                                 4.75
Molson Coors Brewing Co., Class B             4.71
Ingredion, Inc.                               4.57
Flowers Foods, Inc.                           3.61
Mondelez International, Inc., Class A         3.41
Energizer Holdings, Inc.                      3.40
                                            -------
   Total                                     44.16%
                                            =======


-------------------
(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indexes using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Consumer Staples Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme or alternatively, using solely the RGS.

The StrataQuant(R) Consumer Staples Index is a registered trademark of NYSE Euronext and has been licensed for use by First Trust Portfolios L.P. The First Trust Consumer Staples AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by NYSE Euronext, and NYSE Euronext makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Consumer Staples Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FXG - FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (CONTINUED)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MAY 8, 2007 - JANUARY 31, 2013

              First Trust Consumer Staples      StrataQuant(R) Consumer      Russell 1000(R)      S&P 500(R) Consumer
                    AlphaDEX(R) Fund                 Staples Index                Index              Staples Index
5/8/07                   10000                           10000                    10000                  10000
7/31/07                   9555                            9574                     9674                   9747
1/31/08                   8917                            8971                     9261                  10285
7/31/08                   9091                            9180                     8647                  10386
1/31/09                   7142                            7224                     5646                   8404
7/31/09                   8442                            8577                     6903                   9587
1/31/10                   9133                            9311                     7611                  10426
7/31/10                   9790                           10017                     7904                  10865
1/31/11                  10958                           11264                     9387                  11840
7/31/11                  12844                           13250                     9539                  12790
1/31/12                  12410                           12853                     9757                  13505
7/31/12                  12455                           12989                    10298                  15305
1/31/13                  14509                           15186                    11419                  16073


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2007 through January 31, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/07 - 7/31/08         142                8                0              1
8/1/08 - 7/31/09         106                8                8              5
8/1/09 - 7/31/10         167                0                0              0
8/1/10 - 7/31/11         194                0                0              0
8/1/11 - 7/31/12         158                0                0              0
8/1/12 - 1/31/13          57                0                0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/07 - 7/31/08          93                6                0              0
8/1/08 - 7/31/09         119                7                2              0
8/1/09 - 7/31/10          84                0                0              0
8/1/10 - 7/31/11          58                0                0              0
8/1/11 - 7/31/12          94                1                0              0
8/1/12 - 1/31/13          67                1                0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FXN - FIRST TRUST ENERGY ALPHADEX(R) FUND

The First Trust Energy AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Energy Index (the "Energy Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Energy Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXN."

The Energy Index is a modified equal-dollar weighted index designed by NYSE Euronext to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. NYSE Euronext constructs the Energy Index using the RGS sector scheme to determine a stock's sector membership.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                AVERAGE ANNUAL               CUMULATIVE
                                                                                 TOTAL RETURNS             TOTAL RETURNS
                                               6 Months       1 Year        5 Years       Inception     5 Years      Inception
                                                Ended         Ended          Ended       (05/08/07)      Ended      (05/08/07)
                                               01/31/13      01/31/13       01/31/13     to 01/31/13    01/31/13    to 01/31/13
FUND PERFORMANCE
NAV                                             19.01%        11.57%         1.26%          2.12%         6.48%        12.80%
Market Price                                    19.08%        11.62%         1.29%          2.12%         6.63%        12.80%

INDEX PERFORMANCE
StrataQuant(R) Energy Index                     19.49%        12.45%         2.01%          2.86%        10.49%        17.53%
Russell 1000(R) Index                           10.89%        17.03%         4.28%          2.34%        23.31%        14.20%
S&P 500(R) Energy Index                         10.67%        10.93%         3.40%          4.50%        18.19%        28.72%
Russell 1000(R) Energy Index(1)                 10.96%        10.44%         NA             NA           NA            NA
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)



----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2013
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Energy                                      100.00%
                                            -------
   Total                                    100.00%
                                            =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2013
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Hess Corp.                                    3.82%
Superior Energy Services, Inc.                3.63
Occidental Petroleum Corp.                    3.47
Helmerich & Payne, Inc.                       3.46
Phillips 66                                   3.44
HollyFrontier Corp.                           3.38
Marathon Oil Corp.                            3.30
Patterson-UTI Energy, Inc.                    3.29
Oil States International, Inc.                3.27
Chevron Corp.                                 3.21
                                             -------
   Total                                     34.27%
                                             =======


-------------------
(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indexes using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. In addition to the implementation of the RGS, Russell combined the Russell 1000(R) Integrated Oils Index and the Russell 1000(R) Other Energy Index into one index, the Russell 1000(R) Energy Index. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Energy Index because this index did not exist until on or about September 18, 2008.

The StrataQuant(R) Energy Index is a registered trademark of NYSE Euronext and has been licensed for use by First Trust Portfolios L.P. The First Trust Energy AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by NYSE Euronext, and NYSE Euronext makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Energy Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FXN - FIRST TRUST ENERGY ALPHADEX(R) FUND (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MAY 8, 2007 - JANUARY 31, 2013

             First Trust Energy      StrataQuant(R)      Russell 1000(R)      S&P 500(R) Energy
              AlphaDEX(R) Fund        Energy Index            Index                 Index
5/8/07             10000                 10000                10000                 10000
7/31/07            10370                 10387                 9674                 10743
1/31/08            10594                 10638                 9261                 10891
7/31/08            11990                 12080                 8647                 11455
1/31/09             4831                  4864                 6047                  7332
7/31/09             6865                  6965                 6903                  8138
1/31/10             8005                  8153                 7611                  8656
7/31/10             8119                  8301                 7904                  8601
1/31/11            11422                 11720                 9387                 11719
7/31/11            12073                 12437                 9539                 12248
1/31/12            10110                 10453                 9757                 11606
7/31/12             9477                  9838                10298                 11633
1/31/13            11278                 11755                11419                 12874


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2007 through January 31, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.



--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/07 - 7/31/08         111                4                4              0
8/1/08 - 7/31/09         116                9               10              2
8/1/09 - 7/31/10         162                1                0              0
8/1/10 - 7/31/11         190                0                0              0
8/1/11 - 7/31/12         156                0                0              0
8/1/12 - 1/31/13          70                1                0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/07 - 7/31/08         124                7                0              0
8/1/08 - 7/31/09         108                5                4              1
8/1/09 - 7/31/10          86                2                0              0
8/1/10 - 7/31/11          62                0                0              0
8/1/11 - 7/31/12          96                1                0              0
8/1/12 - 1/31/13          53                1                0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FXO - FIRST TRUST FINANCIALS ALPHADEX(R) FUND

The First Trust Financials AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Financials Index (the "Financials Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Financials Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXO."

The Financials Index is a modified equal-dollar weighted index designed by NYSE Euronext to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. NYSE Euronext constructs the Financials Index using the RGS sector scheme to determine a stock's sector membership.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                AVERAGE ANNUAL               CUMULATIVE
                                                                                 TOTAL RETURNS             TOTAL RETURNS
                                               6 Months       1 Year        5 Years       Inception     5 Years      Inception
                                                Ended         Ended          Ended       (05/08/07)      Ended      (05/08/07)
                                               01/31/13      01/31/13       01/31/13     to 01/31/13    01/31/13    to 01/31/13
FUND PERFORMANCE
NAV                                             18.51%        22.91%         3.36%        -1.13%         17.99%       -6.33%
Market Price                                    18.45%        22.77%         3.41%        -1.14%         18.24%       -6.38%

INDEX PERFORMANCE
StrataQuant(R) Financials Index                 19.01%        23.89%         4.28%         -0.20%        23.29%       -1.15%
Russell 1000(R) Index                           10.89%        17.03%         4.28%          2.34%        23.31%       14.20%
S&P 500(R) Financials Index                     19.84%        26.25%        -7.77%        -10.62%       -33.27%      -47.46%
Russell 1000(R) Financial Services Index(1)     18.21%        25.78%         NA             NA           NA            NA
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
 PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2013
----------------------------------------------------------
                                           % OF TOTAL
 SECTOR                               LONG-TERM INVESTMENTS
 Financials                                   91.14%
 Information Technology                        7.03
 Industrials                                   1.63
 Consumer Discretionary                        0.20
                                             -------
    Total                                    100.00%
                                             =======


----------------------------------------------------------
 TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2013
----------------------------------------------------------
                                           % OF TOTAL
 SECURITY                             LONG-TERM INVESTMENTS
 Chimera Investment Corp.                      1.13%
 CME Group, Inc.                               1.11
 NASDAQ OMX Group (The), Inc.                  1.10
 American Capital Ltd.                         1.08
 FleetCor Technologies, Inc.                   1.08
 Assurant, Inc.                                1.07
 Axis Capital Holdings, Ltd.                   1.07
 Protective Life Corp.                         1.07
 Extra Space Storage, Inc.                     1.06
 Travelers (The) Cos., Inc.                    1.06
                                              ------
    Total                                     10.83%
                                              ======


-------------------
(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indexes using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Financial Services Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme or alternatively, using solely the RGS.

The StrataQuant(R) Financials Index is a registered trademark of NYSE Euronext and has been licensed for use by First Trust Portfolios L.P. The First Trust Financials AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by NYSE Euronext, and NYSE Euronext makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Financials Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FXO - FIRST TRUST FINANCIALS ALPHADEX(R) FUND (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MAY 8, 2007 - JANUARY 31, 2013

             First Trust Financials       StrataQuant(R)       Russell 1000(R)      S&P 500(R) Financials
                AlphaDEX(R) Fund         Financials Index           Index                   Index
5/8/07               10000                    10000                 10000                   10000
7/31/07               8955                     8986                  9674                    8883
1/31/08               7939                     8017                  9261                    7875
7/31/08               6363                     6450                  8647                    5950
1/31/09               3908                     3976                  5646                    3444
7/31/09               5412                     5550                  6903                    3713
1/31/10               6429                     6618                  7611                    4081
7/31/10               6856                     7086                  7904                    4253
1/31/11               7898                     8199                  9387                    4772
7/31/11               7558                     7878                  9539                    4336
1/31/12               7621                     7979                  9757                    4162
7/31/12               7904                     8307                 10298                    4385
1/31/13               9367                     9886                 11419                    5255


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2007 through January 31, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/07 - 7/31/08         117                4                4              1
8/1/08 - 7/31/09         127               11                4              6
8/1/09 - 7/31/10         175                0                0              0
8/1/10 - 7/31/11         164                0                0              0
8/1/11 - 7/31/12         151                0                0              0
8/1/12 - 1/31/13          65                0                0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/07 - 7/31/08         112               10                2              0
8/1/08 - 7/31/09          99                3                4              1
8/1/09 - 7/31/10          76                0                0              0
8/1/10 - 7/31/11          88                0                0              0
8/1/11 - 7/31/12         102                0                0              0
8/1/12 - 1/31/13          58                2                0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FXH - FIRST TRUST HEALTH CARE ALPHADEX(R) FUND

The First Trust Health Care AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Health Care Index (the "Health Care Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Health Care Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXH."

The Health Care Index is a modified equal-dollar weighted index designed by NYSE Euronext to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. NYSE Euronext constructs the Health Care Index using the RGS sector scheme to determine a stock's sector membership.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                AVERAGE ANNUAL               CUMULATIVE
                                                                                 TOTAL RETURNS             TOTAL RETURNS
                                               6 Months       1 Year        5 Years       Inception     5 Years      Inception
                                                Ended         Ended          Ended       (05/08/07)      Ended      (05/08/07)
                                               01/31/13      01/31/13       01/31/13     to 01/31/13    01/31/13    to 01/31/13
FUND PERFORMANCE
NAV                                             18.78%        24.58%         13.12%         10.65%       85.24%        78.66%
Market Price                                    19.02%        24.75%         13.21%         10.68%       85.94%        78.97%

INDEX PERFORMANCE
StrataQuant(R) Health Care Index                19.24%        25.31%         14.00%         11.52%       92.55%        86.83%
Russell 1000(R) Index                           10.89%        17.03%          4.28%          2.34%       23.31%        14.20%
S&P 500(R) Health Care Index                    12.98%        22.89%          7.37%          4.99%       42.67%        32.24%
Russell 1000(R) Health Care Index(1)            13.70%        23.99%         NA             NA           NA            NA
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2013
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Health Care                                 100.00%
                                            -------
   Total                                    100.00%
                                            =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2013
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Tenet Healthcare Corp.                        2.82%
Hill-Rom Holdings, Inc.                       2.75
Covance, Inc.                                 2.73
LifePoint Hospitals, Inc.                     2.73
Bruker Corp.                                  2.61
Humana, Inc.                                  2.56
Gilead Sciences, Inc.                         2.54
WellPoint, Inc.                               2.51
DaVita HealthCare Partners, Inc.              2.47
Aetna, Inc.                                   2.46
                                             ------
   Total                                     26.18%
                                             ======


-------------------
(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indexes using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Health Care Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme or alternatively, using solely the RGS.

The StrataQuant(R) Health Care Index is a registered trademark of NYSE Euronext and has been licensed for use by First Trust Portfolios L.P. The First Trust Health Care AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by NYSE Euronext, and NYSE Euronext makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Health Care Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FXH - FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MAY 8, 2007 - JANUARY 31, 2013

             First Trust Health Care      StrataQuant(R) Health      Russell 1000(R)      S&P 500(R) Health
              AlphaDEX(R) Fund (FXH)           Care Index                 Index              Care Index
5/8/07                10000                       10000                   10000                 10000
7/31/07                9740                        9764                    9674                  9222
1/31/08                9645                        9702                    9261                  9269
7/31/08                9465                        9573                    8647                  8940
1/31/09                7330                        7443                    5646                  7696
7/31/09                8830                        9001                    6903                  7974
1/31/10               10750                       10993                    7611                  9042
7/31/10               10780                       11068                    7904                  8318
1/31/11               13190                       13601                    9387                  9306
7/31/11               14302                       14805                    9539                 10142
1/31/12               14342                       14909                    9757                 10762
7/31/12               15042                       15667                   10298                 11706
1/31/13               17867                       18682                   11419                 13226


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2007 through January 31, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/07 - 7/31/08         133                7                2              0
8/1/08 - 7/31/09         118                6                7              2
8/1/09 - 7/31/10         161                0                0              0
8/1/10 - 7/31/11         203                0                0              0
8/1/11 - 7/31/12         135                0                0              0
8/1/12 - 1/31/13          78                0                0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/07 - 7/31/08          93               15                0              0
8/1/08 - 7/31/09         116                5                1              0
8/1/09 - 7/31/10          90                0                0              0
8/1/10 - 7/31/11          49                0                0              0
8/1/11 - 7/31/12         118                0                0              0
8/1/12 - 1/31/13          45                2                0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FXR - FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND

The First Trust Industrials/Producer Durables AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Industrials Index (the "Industrials Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Industrials Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXR."

The Industrials Index is a modified equal-dollar weighted index designed by NYSE Euronext to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. NYSE Euronext constructs the Industrials Index using the RGS sector scheme to determine a stock's sector membership.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                AVERAGE ANNUAL               CUMULATIVE
                                                                                 TOTAL RETURNS             TOTAL RETURNS
                                               6 Months       1 Year        5 Years       Inception     5 Years      Inception
                                                Ended         Ended          Ended       (05/08/07)      Ended      (05/08/07)
                                               01/31/13      01/31/13       01/31/13     to 01/31/13    01/31/13    to 01/31/13
FUND PERFORMANCE
NAV                                             19.38%        14.73%         4.55%          1.60%        24.92%         9.56%
Market Price                                    19.32%        14.55%         4.58%          1.60%        25.08%         9.51%

INDEX PERFORMANCE
StrataQuant(R) Industrials Index                19.83%        15.55%         5.35%          2.38%        29.75%        14.44%
Russell 1000(R) Index                           10.89%        17.03%         4.28%          2.34%        23.31%        14.20%
S&P 500(R) Industrials Index                    13.04%        13.92%         3.13%          2.61%        16.69%        15.94%
Russell 1000(R) Producer Durables Index(1)      14.67%        14.93%         NA             NA           NA            NA
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2013
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Industrials                                  89.82%
Information Technology                        7.26
Energy                                        1.95
Health Care                                   0.97
                                            -------
   Total                                    100.00%
                                            =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2013
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Delta Air Lines, Inc.                         1.82%
Xerox Corp.                                   1.82
Manitowoc (The) Co., Inc.                     1.74
United Rentals, Inc.                          1.73
Colfax Corp.                                  1.71
Copa Holdings SA, Class A                     1.71
Fluor Corp.                                   1.71
Chicago Bridge & Iron Co. N.V.                1.70
Southwest Airlines Co.                        1.70
Carlisle Cos., Inc.                           1.69
                                             ------
   Total                                     17.33%
                                             ======


-------------------
(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indexes using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Producer Durables Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme or alternatively, using solely the RGS.

The StrataQuant(R) Industrials Index is a registered trademark of NYSE Euronext and has been licensed for use by First Trust Portfolios L.P. The First Trust Industrials/Producer Durables AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by NYSE Euronext, and NYSE Euronext makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Industrials Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FXR - FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (CONTINUED)

                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MAY 8, 2007 - JANUARY 31, 2013

        First Trust Industrials/Producer Durables       StrataQuant(R)        Russell 1000(R)         S&P 500(R)
                      AlphaDEX(R) Fund                 Industrials Index           Index           Industrials Index
5/8/07                     10000                             10000                 10000                 10000
7/31/07                     9435                              9457                  9674                 10400
1/31/08                     8770                              8820                  9261                  9935
7/31/08                     8792                              8874                  8647                  9138
1/31/09                     4967                              5030                  5646                  5934
7/31/09                     6081                              6182                  6903                  6422
1/31/10                     7233                              7384                  7611                  7464
7/31/10                     7854                              8048                  7904                  8263
1/31/11                     9675                              9954                  9387                  9982
7/31/11                     9243                              9542                  9539                  9618
1/31/12                     9549                              9904                  9757                 10177
7/31/12                     9177                              9552                 10298                 10257
1/31/13                    10955                             11446                 11419                 11594

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2007 through January 31, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/07 - 7/31/08         121                4                3              0
8/1/08 - 7/31/09         115                3                6              0
8/1/09 - 7/31/10         163                0                0              0
8/1/10 - 7/31/11         210                0                0              0
8/1/11 - 7/31/12         111                0                0              0
8/1/12 - 1/31/13          75                0                0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/07 - 7/31/08         115                6                1              0
8/1/08 - 7/31/09         122                6                3              0
8/1/09 - 7/31/10          88                0                0              0
8/1/10 - 7/31/11          42                0                0              0
8/1/11 - 7/31/12         142                0                0              0
8/1/12 - 1/31/13          48                2                0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FXZ - FIRST TRUST MATERIALS ALPHADEX(R) FUND

The First Trust Materials AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Materials Index (the "Materials Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Materials Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXZ."

The Materials Index is a modified equal-dollar weighted index designed by NYSE Euronext to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. NYSE Euronext constructs the Materials Index using the RGS sector scheme to determine a stock's sector membership.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                AVERAGE ANNUAL               CUMULATIVE
                                                                                 TOTAL RETURNS             TOTAL RETURNS
                                               6 Months       1 Year        5 Years       Inception     5 Years      Inception
                                                Ended         Ended          Ended       (05/08/07)      Ended      (05/08/07)
                                               01/31/13      01/31/13       01/31/13     to 01/31/13    01/31/13    to 01/31/13
FUND PERFORMANCE
NAV                                             21.48%        17.08%         7.46%          7.04%        43.27%        47.70%
Market Price                                    22.26%        17.64%         7.60%          7.14%        44.21%        48.53%

INDEX PERFORMANCE
StrataQuant(R) Materials Index                  22.02%        18.06%         8.33%          7.89%        49.16%        54.55%
Russell 1000(R) Index                           10.89%        17.03%         4.28%          2.34%        23.31%        14.20%
S&P 500(R) Materials Index                      13.45%         7.41%         2.05%          2.26%        10.69%        13.69%
Russell 1000(R) Materials and
   Processing Index(1)                          15.30%         9.61%         NA             NA           NA            NA
------------------------------------------------------------------------------------------------------------------------------------


See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2013
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Materials                                    85.24%
Industrials                                  14.76
                                            -------
   Total                                    100.00%
                                            =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2013
----------------------------------------------------------
                                           % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Rock-Tenn Co., Class A                        3.24%
CF Industries Holdings, Inc.                  3.23
Commercial Metals Co.                         3.21
Timken (The) Co.                              3.21
LyondellBasell Industries N.V., Class A       3.19
Masco Corp.                                   3.17
Eastman Chemical Co.                          3.00
PPG Industries                                2.92
Domtar Corp.                                  2.86
Kronos Worldwide, Inc.                        2.85
                                             ------
   Total                                     30.88%
                                             ======


-------------------
(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indexes using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Materials and Processing Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme or alternatively, using solely the RGS.

The StrataQuant(R) Materials Index is a registered trademark of NYSE Euronext and has been licensed for use by First Trust Portfolios L.P. The First Trust Materials AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by NYSE Euronext, and NYSE Euronext makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Materials Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FXZ - FIRST TRUST MATERIALS ALPHADEX(R) FUND (CONTINUED)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MAY 8, 2007 - JANUARY 31, 2013

             First Trust Materials       StrataQuant(R)       Russell 1000(R)        S&P 500(R)
               AlphaDEX(R) Fund         Materials Index            Index           Materials Index
5/8/07               10000                   10000                 10000                10000
7/31/07              10085                   10104                  9674                 9956
1/31/08              10310                   10362                  9261                10271
7/31/08              11037                   11128                  8647                10387
1/31/09               5255                    5323                  5646                 5394
7/31/09               7814                    7950                  6903                 7499
1/31/10               9265                    9468                  7611                 7890
7/31/10              10371                   10617                  7904                 8450
1/31/11              12736                   13090                  9387                10544
7/31/11              12769                   13180                  9539                10572
1/31/12              12616                   13091                  9757                10586
7/31/12              12159                   12665                 10298                10021
1/31/13              14771                   15454                 11419                11369

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2007 through January 31, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/07 - 7/31/08         132                3                5              0
8/1/08 - 7/31/09         104                8                3              1
8/1/09 - 7/31/10         172                0                0              0
8/1/10 - 7/31/11         200                0                0              0
8/1/11 - 7/31/12         119                0                0              0
8/1/12 - 1/31/13          75                3                0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/07 - 7/31/08          98               10                2              0
8/1/08 - 7/31/09         131                8                0              0
8/1/09 - 7/31/10          79                0                0              0
8/1/10 - 7/31/11          52                0                0              0
8/1/11 - 7/31/12         134                0                0              0
8/1/12 - 1/31/13          46                1                0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FXL - FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND

The First Trust Technology AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Technology Index (the "Technology Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Technology Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXL."

The Technology Index is a modified equal-dollar weighted index designed by NYSE Euronext to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. NYSE Euronext constructs the Technology Index using the RGS sector scheme to determine a stock's sector membership.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                AVERAGE ANNUAL               CUMULATIVE
                                                                                 TOTAL RETURNS             TOTAL RETURNS
                                               6 Months       1 Year        5 Years       Inception     5 Years      Inception
                                                Ended         Ended          Ended       (05/08/07)      Ended      (05/08/07)
                                               01/31/13      01/31/13       01/31/13     to 01/31/13    01/31/13    to 01/31/13

FUND PERFORMANCE
NAV                                              9.48%         3.98%         4.93%          2.45%        27.22%        14.88%
Market Price                                     9.77%         4.16%         5.04%          2.49%        27.85%        15.13%

INDEX PERFORMANCE
StrataQuant(R) Technology Index                  9.93%         4.81%         5.88%          3.35%        33.06%        20.78%
Russell 1000(R) Index                           10.89%        17.03%         4.28%          2.34%        23.31%        14.20%
S&P 500(R) Information Technology Index          1.67%         8.14%         6.66%          4.84%        38.01%        31.11%
Russell 1000(R) Technology Index(1)              0.66%         4.87%         NA             NA           NA            NA
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2013
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Information Technology                       96.85%
Telecommunication Services                    2.75
Consumer Discretionary                        0.40
                                            -------
   Total                                    100.00%
                                            =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2013
----------------------------------------------------------
                                           % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Marvell Technology Group Ltd.                 2.37%
Avnet, Inc.                                   2.15
Western Digital Corp.                         2.05
NCR Corp.                                     2.02
Ingram Micro, Inc., Class A                   2.00
Brocade Communications Systems, Inc.          1.99
EchoStar Corp., Class A                       1.97
AOL, Inc.                                     1.92
Vishay Intertechnology, Inc.                  1.92
Intel Corp.                                   1.89
                                             ------
   Total                                     20.28%
                                             ======


-------------------
(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indexes using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Technology Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme or alternatively, using solely the RGS.

The StrataQuant(R) Technology Index is a registered trademark of NYSE Euronext and has been licensed for use by First Trust Portfolios L.P. The First Trust Technology AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by NYSE Euronext, and NYSE Euronext makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Technology Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FXL - FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (CONTINUED)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MAY 8, 2007 - JANUARY 31, 2013

             First Trust Technology       StrataQuant(R)       Russell 1000(R)         S&P 500(R)
                AlphaDEX(R) Fund         Technology Index           Index           Technology Index
5/8/07               10000                    10000                 10000                10000
7/31/07              10235                    10252                  9674                10160
1/31/08               9030                     9078                  9261                 9501
7/31/08               8815                     8895                  8647                 9320
1/31/09               5205                     5295                  5646                 6101
7/31/09               7236                     7397                  6903                 8416
1/31/10               8246                     8457                  7611                 9142
7/31/10               9060                     9330                  7904                 9570
1/31/11              11868                    12273                  9387                11466
7/31/11              10908                    11328                  9539                11407
1/31/12              11048                    11523                  9757                12125
7/31/12              10493                    10986                 10298                12896
1/31/13              11488                    12077                 11419                13111


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2007 through January 31, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/07 - 7/31/08         130                4                4              0
8/1/08 - 7/31/09         111                2               11              1
8/1/09 - 7/31/10         163                0                0              0
8/1/10 - 7/31/11         197                0                0              0
8/1/11 - 7/31/12         161                0                0              0
8/1/12 - 1/31/13          38                1                0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/07 - 7/31/08         107                4                1              0
8/1/08 - 7/31/09         119               10                0              1
8/1/09 - 7/31/10          87                1                0              0
8/1/10 - 7/31/11          55                0                0              0
8/1/11 - 7/31/12          92                0                0              0
8/1/12 - 1/31/13          86                0                0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FXU - FIRST TRUST UTILITIES ALPHADEX(R) FUND

The First Trust Utilities AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Utilities Index (the "Utilities Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Utilities Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXU."

The Utilities Index is a modified equal-dollar weighted index designed by NYSE Euronext to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. NYSE Euronext constructs the Utilities Index using the RGS sector scheme to determine a stock's sector membership.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                AVERAGE ANNUAL               CUMULATIVE
                                                                                 TOTAL RETURNS             TOTAL RETURNS
                                               6 Months       1 Year        5 Years       Inception     5 Years      Inception
                                                Ended         Ended          Ended       (05/08/07)      Ended      (05/08/07)
                                               01/31/13      01/31/13       01/31/13     to 01/31/13    01/31/13    to 01/31/13

FUND PERFORMANCE
NAV                                             4.13%         11.88%         4.96%          1.99%        27.39%        11.97%
Market Price                                    3.86%         11.58%         4.93%          1.94%        27.21%        11.66%

INDEX PERFORMANCE
StrataQuant(R) Utilities Index                   4.49%        12.77%         5.82%          2.85%        32.67%        17.49%
Russell 1000(R) Index                           10.89%        17.03%         4.28%          2.34%        23.31%        14.20%
S&P 500(R) Utilities Index                      -1.17%        10.23%         2.76%          1.66%        14.61%         9.88%
Russell 1000(R) Utilities Index(1)              10.89%        17.03%         NA             NA           NA            NA
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2013
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Utilities                                    71.01%
Telecommunication Services                   25.22
Energy                                        3.77
                                            -------
   Total                                    100.00%
                                            =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2013
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Telephone & Data Systems, Inc.                4.04%
United States Cellular Corp.                  3.81
Energen Corp.                                 3.77
Frontier Communications Corp.                 3.77
PPL Corp.                                     3.74
Level 3 Communications, Inc.                  3.64
Public Service Enterprise Group, Inc.         3.60
MetroPCS Communications, Inc.                 3.57
NII Holdings, Inc.                            3.47
Vectren Corp.                                 3.03
                                             ------
   Total                                     36.44%
                                             ======


-------------------
(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indexes using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Utilities Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme or alternatively, using solely the RGS.

The StrataQuant(R) Utilities Index is a registered trademark of NYSE Euronext and has been licensed for use by First Trust Portfolios L.P. The First Trust Utilities AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by NYSE Euronext, and NYSE Euronext makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Utilities Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FXU - FIRST TRUST UTILITIES ALPHADEX(R) FUND (CONTINUED)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MAY 8, 2007 - JANUARY 31, 2013

             First Trust Utilities      StrataQuant(R)       Russell 1000(R)         S&P 500(R)
               AlphaDEX(R) Fund         Utilities Index           Index           Utilities Index
5/8/07               10000                   10000                10000                10000
7/31/07               9185                    9205                 9674                 9034
1/31/08               8789                    8856                 9261                 9588
7/31/08               8506                    8601                 8647                 9394
1/31/09               6660                    6760                 5646                 7262
7/31/09               7440                    7593                 6903                 7463
1/31/10               8033                    8229                 7611                 7777
7/31/10               8616                    8863                 7904                 8170
1/31/11               9597                    9912                 9387                 8727
7/31/11              10083                   10456                 9539                 9322
1/31/12              10008                   10420                 9757                 9970
7/31/12              10753                   11245                10298                11120
1/31/13              11197                   11750                11419                10990


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2007 through January 31, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/07 - 7/31/08         140                5                1              1
8/1/08 - 7/31/09         110                9                5              1
8/1/09 - 7/31/10         165                0                0              0
8/1/10 - 7/31/11         220                0                0              0
8/1/11 - 7/31/12         157                0                0              0
8/1/12 - 1/31/13          68                0                0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/07 - 7/31/08          96                5                2              0
8/1/08 - 7/31/09         125                4                1              0
8/1/09 - 7/31/10          85                1                0              0
8/1/10 - 7/31/11          32                0                0              0
8/1/11 - 7/31/12          96                0                0              0
8/1/12 - 1/31/13          57                0                0              0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated. The Funds' total returns would have been lower if certain fees had not been waived and/or expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period May 8, 2007 (inception) to May 10, 2007 (the first day of secondary market trading) the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
UNDERSTANDING YOUR FUND EXPENSES
JANUARY 31, 2013 (UNAUDITED)


As a shareholder of First Trust Consumer Discretionary AlphaDEX(R) Fund, First Trust Consumer Staples AlphaDEX(R) Fund, First Trust Energy AlphaDEX(R) Fund, First Trust Financials AlphaDEX(R) Fund, First Trust Health Care AlphaDEX(R) Fund, First Trust Industrials/Producer Durables AlphaDEX(R) Fund, First Trust Materials AlphaDEX(R) Fund, First Trust Technology AlphaDEX(R) Fund or First Trust Utilities AlphaDEX(R) Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended January 31, 2013.

ACTUAL EXPENSES
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


----------------------------------------------------------------------------------------------------------------------------
                                                                                               ANNUALIZED
                                                                                              EXPENSE RATIO     EXPENSE PAID
                                                         BEGINNING            ENDING          BASED ON THE       DURING THE
                                                       ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH         SIX-MONTH
                                                      AUGUST 1, 2011     JANUARY 31, 2012      PERIOD (a)        PERIOD (b)
----------------------------------------------------------------------------------------------------------------------------

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND
Actual                                                 $1,000.00           $1,195.10              0.70%            $3.87
Hypothetical (5% return before expenses)               $1,000.00           $1,021.68              0.70%            $3.57

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND
Actual                                                 $1,000.00           $1,164.90              0.70%            $3.82
Hypothetical (5% return before expenses)               $1,000.00           $1,021.68              0.70%            $3.57

FIRST TRUST ENERGY ALPHADEX(R) FUND
Actual                                                 $1,000.00           $1,190.10              0.70%            $3.86
Hypothetical (5% return before expenses)               $1,000.00           $1,021.68              0.70%            $3.57

FIRST TRUST FINANCIALS ALPHADEX(R) FUND
Actual                                                 $1,000.00           $1,185.10              0.70%            $3.86
Hypothetical (5% return before expenses)               $1,000.00           $1,021.68              0.70%            $3.57

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
JANUARY 31, 2013 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------
                                                                                               ANNUALIZED
                                                                                              EXPENSE RATIO     EXPENSE PAID
                                                         BEGINNING            ENDING          BASED ON THE       DURING THE
                                                       ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH         SIX-MONTH
                                                      AUGUST 1, 2011     JANUARY 31, 2012      PERIOD (a)        PERIOD (b)
----------------------------------------------------------------------------------------------------------------------------

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND
Actual                                                 $1,000.00           $1,187.80              0.70%            $3.86
Hypothetical (5% return before expenses)               $1,000.00           $1,021.68              0.70%            $3.57

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND
Actual                                                 $1,000.00           $1,193.80              0.70%            $3.87
Hypothetical (5% return before expenses)               $1,000.00           $1,021.68              0.70%            $3.57

FIRST TRUST MATERIALS ALPHADEX(R) FUND
Actual                                                 $1,000.00           $1,214.80              0.70%            $3.91
Hypothetical (5% return before expenses)               $1,000.00           $1,021.68              0.70%            $3.57

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND
Actual                                                 $1,000.00           $1,094.80              0.70%            $3.70
Hypothetical (5% return before expenses)               $1,000.00           $1,021.68              0.70%            $3.57

FIRST TRUST UTILITIES ALPHADEX(R) FUND
Actual                                                 $1,000.00           $1,041.30              0.70%            $3.60
Hypothetical (5% return before expenses)               $1,000.00           $1,021.68              0.70%            $3.57


(a)  These expense ratios reflect expense caps.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (August 1, 2012 through January 31, 2013), multiplied by 184/365 (to reflect the one-half year period).

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.1%
            AUTO COMPONENTS -- 6.5%
     35,895 BorgWarner, Inc. (a)             $    2,662,691
    175,023 Delphi Automotive PLC (a)             6,766,389
    279,226 Goodyear Tire & Rubber (The)
               Co. (a)                            3,842,150
     83,823 Johnson Controls, Inc.                2,606,057
    109,768 Lear Corp.                            5,378,632
    124,881 TRW Automotive Holdings
               Corp. (a)                          7,196,892
     95,529 Visteon Corp. (a)                     5,377,328
                                             --------------
                                                 33,830,139
                                             --------------
            AUTOMOBILES -- 4.5%
    516,959 Ford Motor Co.                        6,694,619
    178,335 General Motors Co. (a)                5,009,430
     78,970 Harley-Davidson, Inc.                 4,139,607
    178,857 Thor Industries, Inc.                 7,526,303
                                             --------------
                                                 23,369,959
                                             --------------
            BUILDING PRODUCTS -- 1.4%
    229,108 Fortune Brands Home & Security,
               Inc. (a)                           7,500,996
                                             --------------
            COMMERCIAL SERVICES &
               SUPPLIES -- 0.3%
     63,504 KAR Auction Services, Inc.            1,354,540
                                             --------------
            DISTRIBUTORS -- 1.9%
     40,430 Genuine Parts Co.                     2,750,453
    317,283 LKQ Corp. (a)                         7,103,966
                                             --------------
                                                  9,854,419
                                             --------------
            DIVERSIFIED CONSUMER SERVICES
               -- 1.9%
    282,116 DeVry, Inc.                           7,100,860
     69,219 H&R Block, Inc.                       1,576,116
     93,076 Service Corp. International           1,389,625
                                             --------------
                                                 10,066,601
                                             --------------
            DIVERSIFIED FINANCIAL SERVICES
               -- 0.3%
     23,512 McGraw-Hill (The) Cos., Inc.          1,352,410
                                             --------------
            FOOD & STAPLES RETAILING --
               1.5%
     39,061 Costco Wholesale Corp.                3,997,503
     56,520 Wal-Mart Stores, Inc.                 3,953,574
                                             --------------
                                                  7,951,077
                                             --------------
            HOTELS, RESTAURANTS & LEISURE
               -- 6.0%
    104,868 Carnival Corp.                        4,060,489
     38,737 Dunkin' Brands Group, Inc.            1,414,288
     33,326 Hyatt Hotels Corp., Class A (a)       1,335,373
    181,421 International Game Technology         2,788,441
     27,848 Las Vegas Sands Corp.                 1,538,602
      8,092 Panera Bread Co., Class A (a)         1,293,183


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            HOTELS, RESTAURANTS & LEISURE
               (CONTINUED)
    104,695 Penn National Gaming, Inc. (a)   $    5,094,459
    151,222 Royal Caribbean Cruises Ltd.          5,474,236
     23,969 Starbucks Corp.                       1,345,140
     44,817 Starwood Hotels & Resorts
               Worldwide, Inc.                    2,752,212
     48,314 Wyndham Worldwide Corp.               2,695,438
     19,361 Yum! Brands, Inc.                     1,257,303
                                             --------------
                                                 31,049,164
                                             --------------
            HOUSEHOLD DURABLES -- 8.9%
    338,453 D.R. Horton, Inc.                     8,007,798
     94,625 Garmin Ltd. (b)                       3,585,341
    149,972 Harman International Industries,
               Inc.                               6,715,746
     74,584 Jarden Corp. (a)                      4,388,523
     66,477 Lennar Corp., Class A (b)             2,761,455
     14,210 Mohawk Industries, Inc. (a)           1,444,589
     57,719 Newell Rubbermaid, Inc.               1,355,242
      5,590 NVR, Inc. (a)                         5,755,799
     81,639 Tempur-Pedic International,
               Inc. (a)                           3,180,655
     60,157 Tupperware Brands Corp.               4,583,963
     37,896 Whirlpool Corp.                       4,372,441
                                             --------------
                                                 46,151,552
                                             --------------
            INTERNET & CATALOG RETAIL --
               6.1%
     15,371 Amazon.com, Inc. (a)                  4,081,001
     83,683 Expedia, Inc.                         5,460,316
    195,940 Liberty Interactive Corp.,
               Class A (a)                        4,165,684
     72,308 Netflix, Inc. (a) (b)                11,948,174
      2,071 Priceline.com, Inc. (a)               1,419,608
     91,991 TripAdvisor, Inc. (a)                 4,257,343
                                             --------------
                                                 31,332,126
                                             --------------
            INTERNET SOFTWARE & SERVICES --
               1.1%
    100,819 eBay, Inc. (a)                        5,638,807
                                             --------------
            LEISURE EQUIPMENT & PRODUCTS --
               2.1%
     71,606 Hasbro, Inc. (b)                      2,675,916
     70,205 Mattel, Inc.                          2,641,814
     61,100 Polaris Industries, Inc.              5,321,199
                                             --------------
                                                 10,638,929
                                             --------------
            MACHINERY -- 1.7%
     65,094 Snap-on, Inc.                         5,273,916
     59,148 WABCO Holdings, Inc. (a)              3,706,214
                                             --------------
                                                  8,980,130
                                             --------------


                        See Notes to Financial Statements                Page 25

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            MEDIA -- 22.1%
    103,871 AMC Networks, Inc., Class A (a)  $    5,917,531
     86,040 Cablevision Systems Corp.,
               Class A                            1,259,626
    101,347 CBS Corp., Class B                    4,228,197
     33,719 Charter Communications, Inc.,
               Class A (a)                        2,629,070
    197,907 Cinemark Holdings, Inc.               5,569,103
    366,201 Clear Channel Outdoor Holdings,
               Inc., Class A                      2,746,507
    137,623 Comcast Corp., Class A                5,240,684
     25,626 DIRECTV (a)                           1,310,514
     60,748 Discovery Communications, Inc.,
               Class A (a)                        4,214,696
    183,917 DISH Network Corp., Class A           6,854,587
     77,569 DreamWorks Animation SKG, Inc.,
               Class A (a)                        1,350,476
    285,477 Gannett Co., Inc.                     5,603,913
    233,283 Interpublic Group of Cos. (The),
               Inc.                               2,825,057
    132,073 John Wiley & Sons, Inc.,
               Class A                            5,058,396
     99,513 Lamar Advertising Co.,
               Class A (a)                        4,243,234
     81,665 Liberty Global, Inc.,
               Class A (a)                        5,576,903
    150,946 Madison Square Garden (The) Co.,
               Class A (a)                        7,852,211
    100,774 News Corp., Class A                   2,795,471
     25,731 Omnicom Group, Inc.                   1,396,679
     92,140 Regal Entertainment Group,
               Class A (b)                        1,375,650
  1,779,070 Sirius XM Radio, Inc.                 5,586,280
    504,051 Starz - Liberty Capital (a)           8,034,573
     52,900 Time Warner Cable, Inc.               4,726,086
     53,746 Time Warner, Inc.                     2,715,248
    182,165 Virgin Media, Inc.                    7,175,479
     51,631 Walt Disney (The) Co.                 2,781,878
     14,078 Washington Post (The) Co.,
               Class B (b)                        5,429,603
                                             --------------
                                                114,497,652
                                             --------------
            MULTILINE RETAIL -- 4.4%
     61,374 Dillard's, Inc., Class A              5,180,579
     20,275 Family Dollar Stores, Inc.            1,149,593
    155,760 Kohl's Corp.                          7,210,130
     98,828 Macy's, Inc.                          3,904,694
     24,028 Nordstrom, Inc.                       1,327,067
     65,167 Target Corp.                          3,936,739
                                             --------------
                                                 22,708,802
                                             --------------
            ROAD & RAIL -- 1.5%
    411,470 Hertz Global Holdings, Inc. (a)       7,521,672
                                             --------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            SPECIALTY RETAIL -- 19.6%
    236,731 Aaron's, Inc.                    $    7,019,074
     26,793 Abercrombie & Fitch Co.,
               Class A                            1,339,650
     17,762 Advance Auto Parts, Inc.              1,305,862
    125,337 American Eagle Outfitters, Inc.       2,533,061
    139,185 Ascena Retail Group, Inc. (a)         2,359,186
     64,751 AutoNation, Inc. (a)                  3,140,424
    178,331 CarMax, Inc. (a)                      7,029,808
    362,660 Chico's FAS, Inc.                     6,502,494
     28,258 Dick's Sporting Goods, Inc.           1,344,798
     58,706 DSW, Inc., Class A                    3,929,193
    160,070 Foot Locker, Inc.                     5,498,405
     82,820 Gap (The), Inc.                       2,706,558
    272,805 Guess?, Inc.                          7,390,287
     62,347 Home Depot (The), Inc.                4,172,261
    188,479 Lowe's Cos., Inc.                     7,198,013
     28,752 O'Reilly Automotive, Inc. (a)         2,663,873
     37,618 PetSmart, Inc.                        2,460,593
    157,907 Sears Hometown and Outlet
               Stores, Inc. (a)                   6,182,059
     96,287 Signet Jewelers Ltd.                  6,025,640
     44,833 Tiffany & Co.                         2,947,770
     30,279 TJX (The) Cos., Inc.                  1,368,005
     29,095 Tractor Supply Co.                    3,016,279
     39,243 Ulta Salon Cosmetics &
               Fragrance, Inc.                    3,838,750
    130,627 Urban Outfitters, Inc. (a)            5,589,529
     88,103 Williams-Sonoma, Inc.                 3,876,532
                                             --------------
                                                101,438,104
                                             --------------
            TEXTILES, APPAREL & LUXURY GOODS
                -- 8.3%
     69,295 Carter's, Inc. (a)                    4,173,638
    166,248 Deckers Outdoor Corp. (a) (b)         6,641,607
     55,229 Fossil, Inc. (a)                      5,831,078
    186,895 Hanesbrands, Inc. (a)                 7,004,825
     75,565 Michael Kors Holdings Ltd. (a)        4,241,463
     74,731 NIKE, Inc., Class B                   4,039,210
     60,309 PVH Corp.                             7,168,931
     26,486 Under Armour, Inc., Class A (a)       1,347,343
     17,027 VF Corp.                              2,512,845
                                             --------------
                                                 42,960,940
                                             --------------
            TOTAL COMMON STOCKS -- 100.1%       518,198,019
            (Cost $450,723,647)              --------------

            MONEY MARKET FUND -- 0.0%
    125,895 Morgan Stanley Institutional
              Liquidity Funds - Treasury
              Portfolio - Institutional
              Class - 0.03% (c)                     125,895
            (Cost $125,895)                  --------------

Page 26                 See Notes to Financial Statements

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COLLATERAL FOR SECURITIES ON
                    LOAN -- 4.5%
            MONEY MARKET FUND -- 0.9%
  4,971,371 Goldman Sachs Financial Square
              Treasury Instruments Fund -
              Institutional Class -
              0.001% (c)                     $    4,971,371
            (Cost $4,971,371)

  PRINCIPAL
    VALUE
-----------
            REPURCHASE AGREEMENT -- 3.6%
$18,561,069 JPMorgan Chase & Co., 0.06 %
              (c), dated 01/31/13, due
              02/01/13, with a maturity
              value of $18,561,100.
              Collateralized by U.S.
              Treasury Note, interest rate
              of 0.875%, due 04/30/17. The
              value of the collateral
              including accrued interest is
              $18,935,734.                       18,561,069
            (Cost $18,561,069)               --------------


            TOTAL COLLATERAL FOR SECURITIES
               ON LOAN - 4.5%                    23,532,440
                                             --------------
            (Cost $23,532,440)

            TOTAL INVESTMENTS -- 104.6%         541,856,354
            (Cost $474,381,982) (d)
            NET OTHER ASSETS AND
              LIABILITIES -- (4.6)%             (23,965,585)
                                             --------------
            NET ASSETS -- 100.0%             $  517,890,769
                                             ==============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2C - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $23,045,423 and the total value of the collateral held by the Fund is $23,532,440.

(c)   Interest rate shown reflects yield as of January 31, 2013.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $73,449,815 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,975,443.

-------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1      LEVEL 2       LEVEL 3
------------------------------------------------------------
Common Stocks*        $518,198,019   $        --   $      --
Money Market Fund        5,097,266            --          --
Repurchase Agreement            --    18,561,069          --
                      --------------------------------------
Total Investments     $523,295,285   $18,561,069   $      --
                      ======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2013.

                        See Notes to Financial Statements                Page 27

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2013 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
COMMON STOCKS -- 100.0%
            BEVERAGES -- 9.9%
    341,721 Coca-Cola Enterprises, Inc.      $   11,915,811
    178,718 Constellation Brands, Inc.,
               Class A (a)                        5,783,315
     71,577 Dr. Pepper Snapple Group, Inc.        3,225,975
    422,327 Molson Coors Brewing Co.,
               Class B                           19,080,734
                                             --------------
                                                 40,005,835
                                             --------------
            FOOD & STAPLES RETAILING --
               19.9%
    261,633 CVS Caremark Corp.                   13,395,610
     65,764 Fresh Market (The), Inc. (a)          3,215,202
    486,160 Kroger (The) Co.                     13,466,632
    998,970 Safeway, Inc.                        19,230,172
    342,476 Sysco Corp.                          10,880,463
    341,801 Walgreen Co.                         13,658,368
     69,386 Whole Foods Market, Inc.              6,678,402
                                             --------------
                                                 80,524,849
                                             --------------
            FOOD PRODUCTS -- 61.8%
    461,851 Archer-Daniels-Midland Co.           13,176,609
    248,609 Bunge Ltd.                           19,804,193
    181,286 Campbell Soup Co.                     6,655,009
    214,406 ConAgra Foods, Inc.                   7,008,932
    656,747 Dean Foods Co. (a)                   12,025,038
    543,620 Flowers Foods, Inc.                  14,612,506
    156,481 General Mills, Inc.                   6,562,813
    437,140 Green Mountain Coffee Roasters,
               Inc. (a)                          19,902,984
    109,655 H. J. Heinz Co.                       6,648,383
     87,578 Hershey (The) Co.                     6,958,072
    347,414 Hormel Foods Corp.                   12,023,999
    280,479 Ingredion, Inc.                      18,531,247
     73,347 J.M. Smucker (The) Co.                6,500,745
    194,143 Kellogg Co.                          11,357,365
    238,458 Kraft Foods Group, Inc.              11,021,529
    170,671 McCormick & Co., Inc.                10,641,337
    496,988 Mondelez International, Inc.,
               Class A                           13,811,296
    837,799 Smithfield Foods, Inc. (a)           19,529,095
    931,516 Tyson Foods, Inc., Class A           20,605,134
    814,033 WhiteWave Foods Co., Class A (a)     13,179,194
                                             --------------
                                                250,555,480
                                             --------------
            HOUSEHOLD PRODUCTS -- 5.9%
     43,191 Clorox (The) Co.                      3,386,606
    158,166 Energizer Holdings, Inc.             13,762,024
     37,455 Kimberly-Clark Corp.                  3,352,597
     46,586 Procter & Gamble (The) Co.            3,501,404
                                             --------------
                                                 24,002,631
                                             --------------
            SPECIALTY RETAIL -- 0.8%
     95,024 GNC Holdings, Inc., Class A           3,415,162
                                             --------------

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            TOBACCO -- 1.7%
     37,811 Philip Morris International,
               Inc.                          $    3,333,418
     76,338 Reynolds American, Inc.               3,357,345
                                             --------------
                                                  6,690,763
                                             --------------
            TOTAL COMMON STOCKS -- 100.0%       405,194,720
            (Cost $370,213,451)

            MONEY MARKET FUND -- 0.1%
    212,729 Morgan Stanley Institutional
              Liquidity Funds - Treasury
              Portfolio - Institutional
              Class - 0.03% (b)                     212,729
            (Cost $212,729)                  --------------

            TOTAL INVESTMENTS -- 100.1%         405,407,449
            (Cost $370,426,180) (c)
            NET OTHER ASSETS AND
              LIABILITIES -- (0.1)%                (231,818)
                                             --------------
            NET ASSETS -- 100.0%             $  405,175,631
                                             ==============


(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of January 31, 2013.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $36,385,067 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,403,798.

-------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1      LEVEL 2       LEVEL 3
------------------------------------------------------------
Common Stocks*        $405,194,720   $        --   $      --
Money Market Fund          212,729            --          --
                      --------------------------------------
Total Investments     $405,407,449   $        --   $      --
                      ======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2013.

Page 28                 See Notes to Financial Statements

FIRST TRUST ENERGY ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            ENERGY EQUIPMENT & SERVICES --
               36.9%
     51,017 Atwood Oceanics, Inc. (a)        $    2,692,167
     83,880 Baker Hughes, Inc.                    3,751,114
     30,341 Cameron International Corp. (a)       1,920,889
     34,374 Diamond Offshore Drilling, Inc.       2,581,144
     30,517 Dresser-Rand Group, Inc. (a)          1,863,063
     67,343 Halliburton Co.                       2,739,513
     76,466 Helmerich & Payne, Inc.               4,919,822
    155,461 McDermott International,
               Inc. (a)                           1,891,960
    161,672 Nabors Industries Ltd. (a)            2,695,072
     34,179 National Oilwell Varco, Inc.          2,534,031
     14,475 Oceaneering International, Inc.         914,965
     59,870 Oil States International,
               Inc. (a)                           4,644,715
    229,893 Patterson-UTI Energy, Inc.            4,676,024
     24,905 Rowan Cos. PLC, Class A (a)             858,724
    279,929 RPC, Inc. (b)                         4,190,537
      9,291 SEACOR Holdings, Inc.                   845,202
    206,705 Superior Energy Services,
               Inc. (a)                           5,161,424
     76,056 Unit Corp. (a)                        3,660,575
                                             --------------
                                                 52,540,941
                                             --------------
            OIL, GAS & CONSUMABLE FUELS --
               63.1%
     23,053 Anadarko Petroleum Corp.              1,844,701
     43,649 Apache Corp.                          3,656,040
     34,443 Cabot Oil & Gas Corp.                 1,817,902
     41,465 Cheniere Energy, Inc. (a)               880,302
    103,079 Chesapeake Energy Corp.               2,080,134
     39,607 Chevron Corp.                         4,560,746
     59,353 Cimarex Energy Co.                    3,790,283
     40,286 ConocoPhillips                        2,336,588
     24,261 CONSOL Energy, Inc.                     760,340
    144,205 Denbury Resources, Inc. (a)           2,686,539
     32,919 Devon Energy Corp.                    1,882,638
     19,341 EOG Resources, Inc.                   2,417,238
     26,993 Exxon Mobil Corp.                     2,428,560
     80,871 Hess Corp.                            5,431,296
     92,008 HollyFrontier Corp.                   4,804,658
     63,054 Kosmos Energy Ltd. (a)                  780,609
    139,693 Marathon Oil Corp.                    4,695,082
     54,385 Marathon Petroleum Corp.              4,035,911
     57,539 Murphy Oil Corp.                      3,424,721
    127,943 Newfield Exploration Co. (a)          3,774,318
      7,654 Noble Energy, Inc.                      825,025
     55,905 Occidental Petroleum Corp.            4,934,734
    128,760 Peabody Energy Corp.                  3,238,314
     80,656 Phillips 66                           4,885,334
      7,305 Pioneer Natural Resources Co.           858,630
     16,591 Plains Exploration & Production
               Co. (a)                              792,220
     56,595 QEP Resources, Inc.                   1,661,063
    122,631 SandRidge Energy, Inc. (a) (b)          868,227

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            OIL, GAS & CONSUMABLE FUELS
               (CONTINUED)
     28,442 Spectra Energy Corp.             $      790,119
     53,034 Tesoro Corp.                          2,582,225
     50,209 Valero Energy Corp.                   2,195,640
     79,004 Whiting Petroleum Corp. (a)           3,759,010
     56,742 World Fuel Services Corp.             2,446,148
    115,134 WPX Energy, Inc. (a)                  1,730,464
                                             --------------
                                                 89,655,759
                                             --------------
            TOTAL COMMON STOCKS -- 100.0%       142,196,700
            (Cost $130,098,640)              --------------

            MONEY MARKET FUND -- 0.1%
    110,468 Morgan Stanley Institutional
              Liquidity Funds - Treasury
              Portfolio - Institutional
              Class - 0.03% (c)                     110,468
            (Cost $110,468)                  --------------

            COLLATERAL FOR SECURITIES ON
               LOAN -- 2.4%
            MONEY MARKET FUND -- 0.5%
    737,231 Goldman Sachs Financial Square
              Treasury Instruments Fund -
              Institutional Class -
              0.001% (c)                            737,231
            (Cost $737,231)

 PRINCIPAL
   VALUE
-----------
            REPURCHASE AGREEMENT -- 1.9%
$ 2,752,519 JPMorgan Chase & Co., 0.06 % (c),
              dated 01/31/13, due 02/01/13,
              with a maturity value of
              $2,752,524. Collateralized by
              U.S. Treasury Note, interest
              rate of 0.875%, due 04/30/17.
              The value of the collateral
              including accrued interest is
              $2,808,080.                         2,752,519
            (Cost $2,752,519)                --------------

            TOTAL COLLATERAL FOR SECURITIES
              ON LOAN - 2.4%                      3,489,750
            (Cost $3,489,750)                --------------

            TOTAL INVESTMENTS -- 102.5%         145,796,918
            (Cost $133,698,858) (d)
            NET OTHER ASSETS AND
               LIABILITIES -- (2.5)%             (3,619,302)
                                             --------------
            NET ASSETS -- 100.0%             $  142,177,616
                                             ==============

                        See Notes to Financial Statements                Page 29

FIRST TRUST ENERGY ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)


(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2C - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $3,403,648 and the total value of the collateral held by the Fund is $3,489,750.

(c)   Interest rate shown reflects yield as of January 31, 2013.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $14,074,463 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,976,403.

-------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1      LEVEL 2       LEVEL 3
------------------------------------------------------------
Common Stocks*        $142,196,700   $       --    $      --
Money Market Fund          847,699           --           --
Repurchase Agreement            --    2,752,519           --
                      --------------------------------------
Total Investments     $143,044,399   $2,752,519    $      --
                      ======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2013.

Page 30                 See Notes to Financial Statements

FIRST TRUST FINANCIALS ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
COMMON STOCKS -- 100.0%
            CAPITAL MARKETS -- 12.4%
      9,074 Affiliated Managers Group,
               Inc. (a)                      $    1,306,021
    168,892 American Capital Ltd. (a)             2,256,397
      6,288 Ameriprise Financial, Inc.              417,020
    116,008 Ares Capital Corp.                    2,077,703
     61,281 Bank of New York Mellon (The)
               Corp.                              1,664,392
      3,811 BlackRock, Inc.                         900,463
     87,983 E*TRADE Financial Corp. (a)             933,500
     37,084 Eaton Vance Corp.                     1,342,441
     58,390 Federated Investors, Inc.,
               Class B                            1,381,507
      9,396 Franklin Resources, Inc.              1,286,125
      9,262 Goldman Sachs Group (The), Inc.       1,369,479
     30,181 Invesco Ltd.                            822,432
    184,851 Janus Capital Group, Inc.             1,719,114
     42,405 Jefferies Group, Inc.                   845,132
     13,196 Lazard Ltd., Class A                    457,241
     45,926 Legg Mason, Inc.                      1,269,854
     13,984 LPL Financial Holdings, Inc.            465,667
     10,220 Raymond James Financial, Inc.           456,119
     50,608 SEI Investments Co.                   1,364,392
     25,128 State Street Corp.                    1,398,373
      6,048 T. Rowe Price Group, Inc.               432,130
     23,425 TD Ameritrade Holding Corp.             454,211
     33,922 Waddell & Reed Financial, Inc.,
               Class A                            1,346,703
                                             --------------
                                                 25,966,416
                                             --------------

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMERCIAL BANKS -- 17.4%
    120,039 Associated Banc-Corp.                 1,712,957
      8,938 Bank of Hawaii Corp.                    429,828
     32,220 BankUnited, Inc.                        866,718
     40,575 BB&T Corp.                            1,228,611
     21,691 BOK Financial Corp.                   1,215,781
    267,832 CapitalSource, Inc.                   2,172,118
     15,902 City National Corp.                     842,170
     38,932 Comerica, Inc.                        1,337,704
     22,458 Commerce Bancshares, Inc.               843,298
      7,256 Cullen/Frost Bankers, Inc.              427,306
     54,963 East West Bancorp, Inc.               1,288,882
    103,612 Fifth Third Bancorp                   1,687,839
      9,632 First Citizens BancShares, Inc.,
               Class A                            1,679,436
    148,950 First Niagara Financial Group,
               Inc.                               1,167,768
     24,022 First Republic Bank                     857,345
    122,910 Fulton Financial Corp.                1,338,490
    246,465 Huntington Bancshares, Inc.           1,715,396
    187,046 KeyCorp                               1,758,232
      7,998 M&T Bank Corp.                          821,315
     27,009 PNC Financial Services Group,
               Inc.                               1,669,156
     56,816 Popular, Inc. (a)                     1,524,941
    220,884 Regions Financial Corp.               1,718,478


            COMMERCIAL BANKS (CONTINUED)
     16,556 Signature Bank (a)               $    1,223,985
     55,552 SunTrust Banks, Inc.                  1,576,010
      7,036 SVB Financial Group (a)                 466,979
    160,706 Synovus Financial Corp.                 414,621
     24,656 U.S. Bancorp                            816,114
     84,675 Valley National Bancorp                 828,968
     34,560 Wells Fargo & Co.                     1,203,725
     73,593 Zions Bancorporation                  1,716,189
                                             --------------
                                                 36,550,360
                                             --------------
            CONSUMER FINANCE -- 1.7%
      6,848 American Express Co.                    402,731
     20,391 Capital One Financial Corp.           1,148,421
     30,638 Discover Financial Services           1,176,193
     45,971 SLM Corp.                               776,450
                                             --------------
                                                  3,503,795
                                             --------------
            DIVERSIFIED FINANCIAL SERVICES
                -- 7.5%
     67,828 Bank of America Corp.                   767,813
     26,729 CBOE Holdings, Inc.                     905,578
     29,860 Citigroup, Inc.                       1,258,898
     40,064 CME Group, Inc.                       2,317,302
     57,564 Interactive Brokers Group, Inc.,
               Class A                              823,165
     35,821 JPMorgan Chase & Co.                  1,685,378
     85,337 Leucadia National Corp.               2,171,827
     40,344 Moody's Corp.                         2,211,658
     81,237 NASDAQ OMX Group (The), Inc.          2,300,632
     37,451 NYSE Euronext                         1,294,681
                                             --------------
                                                 15,736,932
                                             --------------
            INSURANCE -- 35.9%
     19,734 ACE Ltd.                              1,683,902
     22,234 Aflac, Inc.                           1,179,736
      6,055 Alleghany Corp. (a)                   2,183,372
     25,763 Allied World Assurance Co.
               Holdings AG                        2,185,475
     39,207 Allstate (The) Corp.                  1,721,187
     51,371 American Financial Group, Inc.        2,186,350
     57,511 American International Group,
               Inc. (a)                           2,175,641
     23,062 American National Insurance Co.       1,780,617
     21,239 Aon PLC                               1,226,340
     46,119 Arch Capital Group Ltd. (a)           2,140,844
     11,362 Arthur J. Gallagher & Co.               419,826
     63,285 Aspen Insurance Holdings Ltd.         2,158,651
     58,506 Assurant, Inc.                        2,237,269
     58,609 Axis Capital Holdings Ltd.            2,242,966
     13,169 Berkshire Hathaway, Inc.,
               Class B (a)                        1,276,471
     30,928 Brown & Brown, Inc.                     845,572
     20,911 Chubb (The) Corp.                     1,679,362

                        See Notes to Financial Statements                Page 31

FIRST TRUST FINANCIALS ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
COMMON STOCKS (CONTINUED)
            INSURANCE (CONTINUED)
     10,052 Cincinnati Financial Corp.       $      426,607
     56,225 CNA Financial Corp.                   1,751,409
     39,680 Endurance Specialty Holdings
               Ltd.                               1,703,066
     17,063 Erie Indemnity Co., Class A           1,217,274
     18,467 Everest Re Group, Ltd.                2,138,663
     86,205 Fidelity National Financial,
               Inc., Class A                      2,163,746
    104,853 Genworth Financial, Inc.,
               Class A (a)                          961,502
     40,653 Hanover Insurance Group (The),
               Inc.                               1,689,539
     52,639 Hartford Financial Services
               Group (The), Inc.                  1,305,447
     42,323 HCC Insurance Holdings, Inc.          1,637,054
     26,692 Kemper Corp.                            889,111
     15,203 Lincoln National Corp.                  440,583
      9,662 Loews Corp.                             419,041
        906 Markel Corp. (a)                        431,374
     22,845 Marsh & McLennan Cos., Inc.             810,541
     51,152 Mercury General Corp.                 2,025,619
     23,908 MetLife, Inc.                           892,725
     25,221 PartnerRe Ltd.                        2,211,629
     41,416 Principal Financial Group, Inc.       1,284,310
     48,120 ProAssurance Corp.                    2,167,325
     37,323 Progressive (The) Corp.                 839,394
     71,037 Protective Life Corp.                 2,247,611
      7,382 Prudential Financial, Inc.              427,270
     37,933 Reinsurance Group of America,
               Inc.                               2,176,975
     24,982 RenaissanceRe Holdings Ltd.           2,139,458
     42,949 StanCorp Financial Group, Inc.        1,670,287
     30,480 Torchmark Corp.                       1,698,041
     28,267 Travelers (The) Cos., Inc.            2,217,829
     18,912 Unum Group                              440,839
     58,708 Validus Holdings Ltd.                 2,137,558
     41,732 W. R. Berkley Corp.                   1,718,106
      3,060 White Mountains Insurance Group
               Ltd.                               1,685,020
                                             --------------
                                                 75,288,534
                                             --------------
            IT SERVICES -- 7.0%
     10,879 Alliance Data Systems Corp. (a)       1,714,530
     17,210 Broadridge Financial Solutions,
               Inc.                                 405,640
     14,626 CoreLogic, Inc. (a)                     383,786
     45,245 Fidelity National Information
               Services, Inc.                     1,679,042
     14,947 Fiserv, Inc. (a)                      1,200,394
     37,839 FleetCor Technologies, Inc. (a)       2,264,286
     17,384 Global Payments, Inc.                   856,336
     20,057 Jack Henry & Associates, Inc.           831,964
     15,995 Lender Processing Services, Inc.        384,520
      3,205 MasterCard, Inc., Class A             1,661,472

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            IT SERVICES (CONTINUED)
     73,528 Total System Services, Inc.      $    1,709,526
     10,389 Visa, Inc., Class A                   1,640,527
                                             --------------
                                                 14,732,023
                                             --------------
            MEDIA -- 0.2%
      6,268 Morningstar, Inc.                       424,281
                                             --------------
            PROFESSIONAL SERVICES -- 1.6%
     15,016 Dun & Bradstreet (The) Corp.          1,224,404
     37,514 Equifax, Inc.                         2,202,072
                                             --------------
                                                  3,426,476
                                             --------------
            REAL ESTATE INVESTMENT TRUSTS
               -- 12.3%
     17,070 American Campus Communities,
               Inc.                                 794,950
     27,247 American Capital Agency Corp.           861,823
     20,383 American Tower Corp.                  1,552,165
    112,175 Annaly Capital Management, Inc.       1,668,042
     14,549 Apartment Investment &
               Management Co., Class A              396,897
      7,747 BRE Properties, Inc.                    394,167
      5,774 Camden Property Trust                   400,658
    777,843 Chimera Investment Corp.              2,372,421
     74,568 CommonWealth REIT                     1,225,898
      5,849 Equity Lifestyle Properties,
               Inc.                                 418,788
     55,789 Extra Space Storage, Inc.             2,222,634
     63,479 Hatteras Financial Corp.              1,719,011
      8,719 HCP, Inc.                               404,474
      6,421 Home Properties, Inc.                   394,699
     16,811 Hospitality Properties Trust            423,973
     16,624 Kilroy Realty Corp.                     829,538
    194,194 MFA Financial, Inc.                   1,745,804
     17,745 Plum Creek Timber Co., Inc.             854,954
      7,881 Post Properties, Inc.                   382,307
      2,716 Public Storage                          418,074
     22,789 Rayonier, Inc.                        1,226,960
      8,354 Regency Centers Corp.                   416,280
      4,981 Simon Property Group, Inc.              797,857
     23,024 Tanger Factory Outlet Centers,
               Inc.                                 815,510
     10,005 Taubman Centers, Inc.                   815,408
     72,976 Weyerhaeuser Co.                      2,198,037
                                             --------------
                                                 25,751,329
                                             --------------
            REAL ESTATE MANAGEMENT &
               DEVELOPMENT -- 2.5%
    102,020 CBRE Group, Inc., Class A (a)         2,201,592
      9,380 Jones Lang LaSalle, Inc.                864,273
     87,961 St. Joe (The) Co. (a)                 2,067,083
                                             --------------
                                                  5,132,948
                                             --------------
            THRIFTS & MORTGAGE FINANCE --
               1.5%
     33,680 Capitol Federal Financial, Inc.         395,740

Page 32                 See Notes to Financial Statements

FIRST TRUST FINANCIALS ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            THRIFTS & MORTGAGE FINANCE
               (CONTINUED)
     90,165 New York Community Bancorp,
               Inc.                          $    1,203,703
     65,131 People's United Financial, Inc.         801,762
     46,679 Washington Federal, Inc.                821,084
                                             --------------
                                                  3,222,289
                                             --------------
            TOTAL COMMON STOCKS -- 100.0%       209,735,383
            (Cost $192,988,072)

            MONEY MARKET FUND -- 0.1%
    289,836 Morgan Stanley Institutional
              Liquidity Funds - Treasury
              Portfolio - Institutional
              Class - 0.03% (b)                     289,836
            (Cost $289,836)                  --------------

            TOTAL INVESTMENTS -- 100.1%         210,025,219
            (Cost $193,277,908) (c)
            NET OTHER ASSETS AND
               LIABILITIES -- (0.1)%               (156,942)
                                             --------------
            NET ASSETS -- 100.0%             $  209,868,277
                                             ==============


(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of January 31, 2013.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $17,599,060 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $851,749.

-------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1      LEVEL 2       LEVEL 3
------------------------------------------------------------
Common Stocks*        $209,735,383   $        --   $      --
Money Market Fund          289,836            --          --
                      --------------------------------------
Total Investments     $210,025,219   $        --   $      --
                      ======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2013.


                        See Notes to Financial Statements                Page 33

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 99.9%
            BIOTECHNOLOGY -- 12.9%
     69,261 Amgen, Inc.                      $    5,919,045
     20,395 Biogen Idec, Inc. (a)                 3,183,252
    242,706 BioMarin Pharmaceutical,
               Inc. (a)                          13,322,132
     76,087 Celgene Corp. (a)                     7,529,570
    437,704 Gilead Sciences, Inc. (a)            17,267,423
    116,705 Medivation, Inc. (a)                  6,344,084
    328,657 Myriad Genetics, Inc. (a)             8,893,458
     79,050 Onyx Pharmaceuticals, Inc. (a)        6,127,956
     93,968 Regeneron Pharmaceuticals,
               Inc. (a)                          16,344,794
     55,887 United Therapeutics Corp. (a)         3,011,750
                                             --------------
                                                 87,943,464
                                             --------------
            HEALTH CARE EQUIPMENT &
               SUPPLIES -- 21.1%
     95,254 Abbott Laboratories                   3,227,205
    179,132 Baxter International, Inc.           12,152,315
     38,176 Becton, Dickinson & Co.               3,208,311
    104,454 CareFusion Corp. (a)                  3,242,252
     64,560 Cooper (The) Cos., Inc.               6,543,156
    103,403 Covidien PLC                          6,446,143
    150,738 DENTSPLY International, Inc.          6,294,819
    564,025 Hill-Rom Holdings, Inc.              18,714,349
    291,106 Medtronic, Inc.                      13,565,540
    287,254 ResMed, Inc.                         12,581,725
    185,246 Sirona Dental Systems, Inc. (a)      12,313,302
    247,808 St. Jude Medical, Inc.               10,085,786
    163,365 Stryker Corp.                        10,234,817
    159,128 Thoratec Corp. (a)                    5,812,946
     85,000 Varian Medical Systems, Inc. (a)      6,005,250
    179,132 Zimmer Holdings, Inc.                13,363,247
                                             --------------
                                                143,791,163
                                             --------------
            HEALTH CARE PROVIDERS &
               SERVICES -- 41.0%
    347,110 Aetna, Inc.                          16,741,115
    276,543 AmerisourceBergen Corp.              12,546,756
     72,495 Cardinal Health, Inc.                 3,176,006
    190,145 Catamaran Corp. (a)                   9,866,624
    167,523 Cigna Corp.                           9,773,292
    388,460 Community Health Systems, Inc.       14,889,672
    266,369 Coventry Health Care, Inc.           12,207,691
    145,434 DaVita HealthCare Partners,
               Inc. (a)                          16,784,538
    110,567 Express Scripts Holding Co. (a)       5,906,489
    296,847 HCA Holdings, Inc.                   11,176,290
    640,619 Health Management Associates,
               Inc., Class A (a)                  6,688,062
    122,852 Health Net, Inc. (a)                  3,341,574
    111,364 Henry Schein, Inc. (a)                9,615,168
    234,222 Humana, Inc.                         17,416,748
    425,819 LifePoint Hospitals, Inc. (a)        18,612,549

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            HEALTH CARE PROVIDERS & SERVICES
               (CONTINUED)
    123,158 McKesson Corp.                   $   12,959,916
     75,087 MEDNAX, Inc. (a)                      6,424,444
     82,692 Omnicare, Inc.                        3,220,853
     87,212 Patterson Cos., Inc.                  3,150,970
    153,694 Quest Diagnostics, Inc.               8,906,567
    495,060 Tenet Healthcare Corp. (a)           19,223,180
    296,364 UnitedHealth Group, Inc.             16,362,256
    246,972 Universal Health Services, Inc.,
               Class B                           13,988,494
    425,458 VCA Antech, Inc. (a)                  9,189,893
    263,864 WellPoint, Inc.                      17,103,665
                                             --------------
                                                279,272,812
                                             --------------
            HEALTH CARE TECHNOLOGY -- 2.0%
    950,732 Allscripts Healthcare Solutions,
               Inc. (a)                          10,534,110
     38,512 Cerner Corp. (a)                      3,179,166
                                             --------------
                                                 13,713,276
                                             --------------
            LIFE SCIENCES TOOLS & SERVICES
               -- 13.5%
    113,671 Bio-Rad Laboratories, Inc.,
               Class A (a)                       12,934,623
  1,054,912 Bruker Corp. (a)                     17,796,365
    159,343 Charles River Laboratories
               International, Inc. (a)            6,584,053
    278,256 Covance, Inc. (a)                    18,562,458
    214,805 Illumina, Inc. (a)                   10,875,577
    182,664 Life Technologies Corp. (a)          11,816,534
    164,478 QIAGEN N.V. (a)                       3,454,038
    140,421 Thermo Fisher Scientific, Inc.       10,129,971
                                             --------------
                                                 92,153,619
                                             --------------
            PHARMACEUTICALS -- 9.4%
    138,854 Actavis, Inc. (a)                    11,995,597
    181,588 Eli Lilly & Co.                       9,749,460
    113,809 Endo Health Solutions, Inc. (a)       3,603,193
    169,041 Forest Laboratories, Inc. (a)         6,136,188
     42,587 Johnson & Johnson                     3,148,031
    218,759 Merck & Co., Inc.                     9,461,327
    585,598 Mylan, Inc. (a)                      16,554,855
    119,034 Pfizer, Inc.                          3,247,248
                                             --------------
                                                 63,895,899
                                             --------------
            TOTAL COMMON STOCKS -- 99.9%        680,770,233
            (Cost $597,365,846)


Page 34                 See Notes to Financial Statements

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            MONEY MARKET FUND -- 0.2%
  1,546,775 Morgan Stanley Institutional
              Liquidity Funds - Treasury
              Portfolio - Institutional
              Class - 0.03% (b)              $    1,546,775
            (Cost $1,546,775)                --------------

            TOTAL INVESTMENTS -- 100.1%         682,317,008
            (Cost $598,912,621) (c)
            NET OTHER ASSETS AND
               LIABILITIES -- (0.1)%               (810,102)
                                             --------------
            NET ASSETS -- 100.0%             $  681,506,906
                                             ==============

(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of January 31, 2013.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $85,516,459 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,112,072.

-------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1      LEVEL 2       LEVEL 3
------------------------------------------------------------
Common Stocks*        $680,770,233   $      --     $      --
Money Market Fund        1,546,775          --            --
                      --------------------------------------
Total Investments     $682,317,008   $      --     $      --
                      ======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2013.


                        See Notes to Financial Statements                Page 35

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
COMMON STOCKS -- 100.1%
            AEROSPACE & DEFENSE -- 14.2%
     34,519 Alliant Techsystems, Inc.        $    2,234,070
     32,989 B/E Aerospace, Inc. (a)               1,698,604
     10,812 Boeing (The) Co.                        798,682
    111,057 Engility Holdings, Inc. (a)           2,137,847
    144,603 Exelis, Inc.                          1,589,187
     23,527 General Dynamics Corp.                1,559,840
     12,839 Honeywell International, Inc.           876,133
     18,803 Huntington Ingalls Industries,
               Inc.                                 832,973
     21,270 L-3 Communications Holdings,
               Inc.                               1,614,818
     31,649 Northrop Grumman Corp.                2,058,451
     28,314 Raytheon Co.                          1,491,582
     16,433 Textron, Inc.                           472,613
      2,986 TransDigm Group, Inc.                   404,424
     24,957 Triumph Group, Inc.                   1,756,224
                                             --------------
                                                 19,525,448
                                             --------------
            AIR FREIGHT & LOGISTICS -- 1.6%
      6,444 C.H. Robinson Worldwide, Inc.           426,270
     17,766 FedEx Corp.                           1,802,361
                                             --------------
                                                  2,228,631
                                             --------------
            AIRLINES -- 6.1%
     21,507 Copa Holdings SA, Class A             2,357,167
    180,197 Delta Air Lines, Inc. (a)             2,502,936
    208,881 Southwest Airlines Co.                2,341,556
     52,277 United Continental Holdings,
               Inc. (a)                           1,262,490
                                             --------------
                                                  8,464,149
                                             --------------
            COMMERCIAL SERVICES & SUPPLIES
               -- 5.4%
     17,526 ADT (The) Corp.                         832,485
     11,669 Avery Dennison Corp.                    449,373
      9,963 Cintas Corp.                            421,037
      7,407 Clean Harbors, Inc. (a)                 411,755
     27,622 Copart, Inc. (a)                        991,906
     44,237 Covanta Holding Corp.                   872,354
     90,636 R.R. Donnelley & Sons Co.               833,851
     41,671 Republic Services, Inc.               1,328,888
     12,059 Waste Connections, Inc.                 434,365
     24,150 Waste Management, Inc.                  878,577
                                             --------------
                                                  7,454,591
                                             --------------
            COMPUTERS & PERIPHERALS -- 1.6%
     92,234 Lexmark International, Inc.,
               Class A                            2,219,150
                                             --------------
            CONSTRUCTION & ENGINEERING --
               6.0%
     46,146 Chicago Bridge & Iron Co. N.V.        2,344,678
     36,413 Fluor Corp.                           2,360,655
     19,141 Jacobs Engineering Group,
               Inc. (a)                             920,874
     14,930 Quanta Services, Inc. (a)               432,522
     54,480 URS Corp.                             2,259,830
                                             --------------
                                                  8,318,559
                                             --------------

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            ELECTRICAL EQUIPMENT -- 8.9%
     32,534 AMETEK, Inc.                     $    1,333,569
     31,099 Babcock & Wilcox (The) Co.              828,477
     30,078 Eaton Corp. PLC                       1,712,942
      7,694 Emerson Electric Co.                    440,482
     53,589 General Cable Corp. (a)               1,801,662
    227,786 GrafTech International Ltd. (a)       2,186,746
      9,628 Hubbell, Inc., Class B                  876,629
     17,346 Regal-Beloit Corp.                    1,286,379
     14,553 Rockwell Automation, Inc.             1,297,982
      3,653 Roper Industries, Inc.                  429,045
                                             --------------
                                                 12,193,913
                                             --------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 2.6%
     54,770 FLIR Systems, Inc.                    1,301,883
     35,780 Trimble Navigation Ltd. (a)           2,236,250
                                             --------------
                                                  3,538,133
                                             --------------
            ENERGY EQUIPMENT & SERVICES --
               1.3%
     36,475 Tidewater, Inc.                       1,793,476
                                             --------------
            INDUSTRIAL CONGLOMERATES --
               2.6%
      4,389 3M Co.                                  441,314
     36,400 Carlisle Cos., Inc.                   2,335,060
      7,289 Danaher Corp.                           436,830
     19,410 General Electric Co.                    432,455
                                             --------------
                                                  3,645,659
                                             --------------
            IT SERVICES -- 0.6%
      6,128 Accenture PLC, Class A                  440,542
     29,267 Booz Allen Hamilton Holding
               Corp.                                405,641
                                             --------------
                                                    846,183
                                             --------------
            LIFE SCIENCES TOOLS & SERVICES
               -- 1.0%
      6,323 Mettler-Toledo International,
               Inc. (a)                           1,343,827
                                             --------------
            MACHINERY -- 28.8%
     43,544 AGCO Corp. (a)                        2,307,832
      9,093 Caterpillar, Inc.                       894,660
     40,450 CNH Global N.V.                       1,931,083
     53,008 Colfax Corp. (a)                      2,364,687
     11,282 Cummins, Inc.                         1,295,512
      9,430 Deere & Co.                             886,986
     18,600 Dover Corp.                           1,286,748
     14,572 Flowserve Corp.                       2,284,452
     17,844 Gardner Denver, Inc.                  1,255,682
      7,912 Graco, Inc.                             452,566
     35,025 IDEX Corp.                            1,747,397
     13,398 Illinois Tool Works, Inc.               841,796
     25,485 Ingersoll-Rand PLC                    1,309,674
     52,098 ITT Corp.                             1,337,877
     19,164 Joy Global, Inc.                      1,210,590
     40,740 Kennametal, Inc.                      1,670,747


Page 36                 See Notes to Financial Statements

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            MACHINERY (CONTINUED)
     33,475 Lincoln Electric Holdings, Inc.  $    1,805,307
    136,413 Manitowoc (The) Co., Inc.             2,400,869
     25,817 Nordson Corp.                         1,745,745
     27,482 Oshkosh Corp. (a)                     1,076,745
     47,313 PACCAR, Inc.                          2,226,550
     14,369 Parker Hannifin Corp.                 1,335,886
      5,808 SPX Corp.                               433,451
     37,918 Toro (The) Co.                        1,669,530
     45,494 Trinity Industries, Inc.              1,806,112
     18,616 Wabtec Corp.                          1,742,830
     15,033 Xylem, Inc.                             419,872
                                             --------------
                                                 39,741,186
                                             --------------
            MARINE -- 1.0%
     19,747 Kirby Corp. (a)                       1,395,126
                                             --------------
            OFFICE ELECTRONICS -- 2.5%
    313,626 Xerox Corp.                           2,512,144
     20,728 Zebra Technologies Corp.,
               Class A (a)                          897,108
                                             --------------
                                                  3,409,252
                                             --------------
            OIL, GAS & CONSUMABLE FUELS --
               0.7%
     25,385 Teekay Corp.                            893,044
                                             --------------
            PROFESSIONAL SERVICES -- 3.0%
      9,599 Manpower, Inc.                          494,348
     51,215 Robert Half International, Inc.       1,804,817
     21,743 Towers Watson & Co., Class A          1,328,062
      7,991 Verisk Analytics, Inc.,
               Class A (a)                          440,784
                                             --------------
                                                  4,068,011
                                             --------------
            ROAD & RAIL -- 7.3%
     58,578 Con-way, Inc.                         1,838,178
     61,950 CSX Corp.                             1,364,758
     20,470 J.B. Hunt Transport Services,
               Inc.                               1,377,017
      9,761 Kansas City Southern                    908,847
     15,531 Landstar System, Inc.                   885,888
     26,351 Norfolk Southern Corp.                1,814,793
     24,481 Ryder System, Inc.                    1,390,031
      3,239 Union Pacific Corp.                     425,799
                                             --------------
                                                 10,005,311
                                             --------------
            TRADING COMPANIES & DISTRIBUTORS
               -- 4.9%
     56,847 Air Lease Corp. (a)                   1,356,938
     28,227 GATX Corp.                            1,336,549
     10,809 MSC Industrial Direct Co., Inc.,
               Class A                              855,208
     46,989 United Rentals, Inc. (a)              2,378,583
     12,082 WESCO International, Inc. (a)           881,140
                                             --------------
                                                  6,808,418
                                             --------------
            TOTAL COMMON STOCKS -- 100.1%       137,892,067
            (Cost $130,726,913)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            MONEY MARKET FUND -- 0.0%
     37,524 Morgan Stanley Institutional
              Liquidity Funds - Treasury
              Portfolio - Institutional
              Class - 0.03% (b)              $       37,524
            (Cost $37,524)                   --------------

            TOTAL INVESTMENTS -- 100.1%         137,929,591
            (Cost $130,764,437) (c)
            NET OTHER ASSETS AND
               LIABILITIES -- (0.1)%               (117,187)
                                             --------------
            NET ASSETS -- 100.0%             $  137,812,404
                                             ==============

(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of January 31, 2013.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $8,780,361 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,615,207.

-------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1      LEVEL 2       LEVEL 3
------------------------------------------------------------
Common Stocks*        $137,892,067   $      --     $      --
Money Market Fund           37,524          --            --
                      --------------------------------------
Total Investments     $137,929,591   $      --     $      --
                      ======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2013.


                        See Notes to Financial Statements                Page 37

FIRST TRUST MATERIALS ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 1.7%
     21,379 Precision Castparts Corp.        $    3,920,909
                                             --------------
            BUILDING PRODUCTS -- 6.2%
     24,385 Armstrong World Industries, Inc.      1,340,931
     77,090 Lennox International, Inc.            4,433,446
    405,026 Masco Corp.                           7,448,428
     33,443 Owens Corning, Inc. (a)               1,393,570
                                             --------------
                                                 14,616,375
                                             --------------
            CHEMICALS -- 49.0%
     14,721 Air Products and Chemicals, Inc.      1,287,057
     44,348 Airgas, Inc.                          4,223,704
     19,912 Albemarle Corp.                       1,220,805
    135,663 Cabot Corp.                           5,077,866
     60,610 Celanese Corp., Series A              2,841,397
     33,212 CF Industries Holdings, Inc.          7,611,194
     38,266 Dow Chemical (The) Co.                1,232,165
     99,157 Eastman Chemical Co.                  7,055,021
     56,305 Ecolab, Inc.                          4,076,482
     69,188 FMC Corp.                             4,252,986
    339,502 Huntsman Corp.                        5,985,420
     40,560 International Flavors &
               Fragrances, Inc.                   2,856,641
    190,165 Intrepid Potash, Inc.                 4,430,845
    346,034 Kronos Worldwide, Inc.                6,709,599
    118,191 LyondellBasell Industries N.V.,
               Class A                            7,495,673
     28,518 Monsanto Co.                          2,890,299
     95,325 Mosaic (The) Co.                      5,838,656
     15,436 NewMarket Corp.                       3,938,650
     49,855 PPG Industries, Inc.                  6,873,509
    109,145 Rockwood Holdings, Inc.               5,973,506
     91,926 RPM International, Inc.               2,869,010
     26,317 Sherwin-Williams (The) Co.            4,267,038
     64,884 Valspar (The) Corp.                   4,300,512
     80,294 W.R. Grace & Co. (a)                  5,765,109
     68,068 Westlake Chemical Corp.               6,252,726
                                             --------------
                                                115,325,870
                                             --------------
            CONSTRUCTION MATERIALS -- 2.4%
     57,254 Martin Marietta Materials, Inc.       5,652,688
                                             --------------
            CONTAINERS & PACKAGING -- 12.2%
     56,559 AptarGroup, Inc.                      2,914,485
     60,317 Ball Corp.                            2,685,313
     36,974 Bemis Co., Inc.                       1,319,232
     60,657 Greif, Inc., Class A                  2,849,666
    126,903 Owens-Illinois, Inc. (a)              3,020,292
    140,319 Packaging Corp. of America            5,392,459
     96,522 Rock-Tenn Co., Class A                7,620,412
     90,791 Sonoco Products Co.                   2,813,613
                                             --------------
                                                 28,615,472
                                             --------------

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            MACHINERY -- 5.7%
    141,075 Timken (The) Co.                 $    7,563,031
     39,538 Valmont Industries, Inc.              5,761,477
                                             --------------
                                                 13,324,508
                                             --------------
            METALS & MINING -- 17.7%
    310,951 Alcoa, Inc.                           2,748,807
    133,356 Allegheny Technologies, Inc.          4,220,717
     23,967 Carpenter Technology Corp.            1,254,193
    174,947 Cliffs Natural Resources, Inc.        6,527,273
    454,091 Commercial Metals Co.                 7,560,615
    157,840 Freeport-McMoRan Copper &
               Gold, Inc.                         5,563,860
     28,666 Nucor Corp.                           1,318,923
     86,922 Reliance Steel & Aluminum Co.         5,625,592
     32,675 Southern Copper Corp.                 1,287,068
    294,871 Steel Dynamics, Inc.                  4,484,988
     51,869 United States Steel Corp.             1,159,272
                                             --------------
                                                 41,751,308
                                             --------------
            PAPER & FOREST PRODUCTS -- 3.9%
     80,794 Domtar Corp.                          6,724,485
     31,048 International Paper Co.               1,286,008
     38,815 MeadWestvaco Corp.                    1,216,850
                                             --------------
                                                  9,227,343
                                             --------------
            TRADING COMPANIES & DISTRIBUTORS
               -- 1.2%
     57,855 Fastenal Co.                          2,874,236
                                             --------------
            TOTAL COMMON STOCKS -- 100.0%        235,308,709
            (Cost $222,819,989)

            MONEY MARKET FUND -- 0.1%
    254,893 Morgan Stanley Institutional
              Liquidity Funds - Treasury
              Portfolio - Institutional
              Class - 0.03% (b)                     254,893
            (Cost $254,893)                  --------------

            TOTAL INVESTMENTS -- 100.1%         235,563,602
            (Cost $223,074,882) (c)
            NET OTHER ASSETS AND
               LIABILITIES -- (0.1)%               (238,260)
                                             --------------
            NET ASSETS -- 100.0%             $  235,325,342
                                             ==============


(a) Non-income producing security.

(b) Interest rate shown reflects yield as of January 31, 2013.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $15,208,890 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,720,170.


Page 38                 See Notes to Financial Statements

FIRST TRUST MATERIALS ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

-------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1      LEVEL 2       LEVEL 3
------------------------------------------------------------
Common Stocks*        $235,308,709   $      --     $      --
Money Market Fund          254,893          --            --
                      --------------------------------------
Total Investments     $235,563,602   $      --     $      --
                      ======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2013.


                        See Notes to Financial Statements                Page 39

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
COMMON STOCKS -- 100.0%
            COMMUNICATIONS EQUIPMENT --
               9.8%
     31,083 Acme Packet, Inc. (a)            $      751,276
    682,406 Brocade Communications
               Systems, Inc. (a)                  3,903,362
    139,842 Cisco Systems, Inc.                   2,876,550
    106,282 EchoStar Corp., Class A (a)           3,866,539
     42,097 Harris Corp.                          1,944,882
     37,001 Motorola Solutions, Inc.              2,160,489
    131,378 Polycom, Inc. (a)                     1,449,099
     22,222 QUALCOMM, Inc.                        1,467,319
     34,858 Riverbed Technology, Inc. (a)           676,245
                                             --------------
                                                 19,095,761
                                             --------------
            COMPUTERS & PERIPHERALS --
               11.2%
      1,312 Apple, Inc.                             597,367
    271,026 Dell, Inc.                            3,588,384
     67,358 Diebold, Inc.                         1,983,020
     27,170 EMC Corp. (a)                           668,654
     29,957 Fusion-io, Inc. (a)                     523,648
    142,737 NCR Corp. (a)                         3,963,806
     40,939 NetApp, Inc. (a)                      1,473,804
     31,607 SanDisk Corp. (a)                     1,580,034
     45,370 Stratasys Ltd. (a)                    3,560,638
     85,589 Western Digital Corp.                 4,022,683
                                             --------------
                                                 21,962,038
                                             --------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 18.5%
     31,848 Amphenol Corp., Class A               2,151,969
     95,506 Arrow Electronics, Inc. (a)           3,669,341
    118,853 Avnet, Inc. (a)                       4,202,642
    288,244 Corning, Inc.                         3,458,928
     93,718 Dolby Laboratories, Inc.,
               Class A                            3,028,029
    214,953 Ingram Micro, Inc., Class A (a)       3,907,846
     54,576 IPG Photonics Corp.                   3,573,636
    142,485 Jabil Circuit, Inc.                   2,694,391
    100,571 Molex, Inc.                           2,731,508
     60,371 Tech Data Corp. (a)                   3,073,488
    342,184 Vishay Intertechnology, Inc. (a)      3,760,602
                                             --------------
                                                 36,252,380
                                             --------------
            INTERNET & CATALOG RETAIL --
               0.4%
    141,358 Groupon, Inc. (a)                       777,469
                                             --------------
            INTERNET SOFTWARE & SERVICES --
               9.9%
     50,361 Akamai Technologies, Inc. (a)         2,050,196
    122,844 AOL, Inc.                             3,765,169
      9,976 Equinix, Inc. (a)                     2,149,130
      1,926 Google, Inc., Class A (a)             1,455,459
     29,087 IAC/InterActiveCorp                   1,199,839
     11,970 LinkedIn Corp., Class A (a)           1,481,766
     48,963 Rackspace Hosting, Inc. (a)           3,689,362

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            INTERNET SOFTWARE & SERVICES
               (CONTINUED)
    182,768 Yahoo!, Inc. (a)                 $    3,587,736
                                             --------------
                                                 19,378,657
                                             --------------
            IT SERVICES -- 8.0%
     80,875 Amdocs Ltd.                           2,886,429
     27,896 Cognizant Technology Solutions
               Corp., Class A (a)                 2,180,909
     45,348 DST Systems, Inc.                     3,035,595
     29,882 Gartner, Inc. (a)                     1,539,222
     49,143 NeuStar, Inc., Class A (a)            2,218,315
    121,366 SAIC, Inc.                            1,468,528
     11,107 Teradata Corp. (a)                      740,393
     46,317 VeriFone Systems, Inc. (a)            1,608,126
                                             --------------
                                                 15,677,517
                                             --------------
            SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 21.7%
     32,673 Analog Devices, Inc.                  1,425,850
    104,891 Atmel Corp. (a)                         702,770
     65,141 Avago Technologies Ltd.               2,330,094
     41,385 Broadcom Corp., Class A               1,342,943
    143,157 Fairchild Semiconductor
               International, Inc. (a)            2,114,429
    124,785 Freescale Semiconductor Ltd. (a)      1,803,143
    176,400 Intel Corp.                           3,711,456
     57,527 KLA-Tencor Corp.                      3,158,808
     19,009 Lam Research Corp. (a)                  782,030
     20,027 Linear Technology Corp.                 733,389
    291,542 LSI Corp. (a)                         2,052,456
    500,973 Marvell Technology Group Ltd.         4,634,000
     46,731 Maxim Integrated Products, Inc.       1,469,690
    325,101 Micron Technology, Inc. (a)           2,457,763
    224,156 NVIDIA Corp.                          2,748,153
     97,475 ON Semiconductor Corp. (a)              765,179
     32,868 Silicon Laboratories, Inc. (a)        1,434,359
    101,515 Skyworks Solutions, Inc. (a)          2,430,269
    215,372 Teradyne, Inc. (a)                    3,480,411
     66,727 Texas Instruments, Inc.               2,207,329
     19,160 Xilinx, Inc.                            699,148
                                             --------------
                                                 42,483,669
                                             --------------
            SOFTWARE -- 17.8%
    258,757 Activision Blizzard, Inc.             2,947,242
     54,716 Adobe Systems, Inc. (a)               2,069,906
     10,221 ANSYS, Inc. (a)                         752,266
     38,863 Autodesk, Inc. (a)                    1,510,993
    125,044 CA, Inc.                              3,103,592
    203,426 Cadence Design Systems, Inc. (a)      2,833,724
    189,608 Compuware Corp. (a)                   2,203,245
     10,153 Concur Technologies, Inc. (a)           679,236
     11,575 Intuit, Inc.                            722,049
     40,851 NetSuite, Inc. (a)                    2,868,966


Page 40                 See Notes to Financial Statements

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            SOFTWARE (CONTINUED)
     41,238 Oracle Corp.                     $    1,464,361
     12,982 Red Hat, Inc. (a)                       721,280
     44,516 Rovi Corp. (a)                          769,682
     16,370 Salesforce.com, Inc. (a)              2,817,768
     39,313 Solarwinds, Inc. (a)                  2,139,413
     38,534 Solera Holdings, Inc.                 2,112,049
    146,004 Symantec Corp. (a)                    3,178,507
     43,150 Synopsys, Inc. (a)                    1,442,936
      7,315 VMware, Inc., Class A (a)               559,451
                                             --------------
                                                 34,896,666
                                             --------------
            WIRELESS TELECOMMUNICATION
               SERVICES -- 2.7%
     38,105 Crown Castle International
               Corp. (a)                          2,687,164
     38,704 SBA Communications Corp.,
               Class A (a)                        2,696,121
                                             --------------
                                                  5,383,285
                                             --------------
            TOTAL COMMON STOCKS -- 100.0%       195,907,442
            (Cost $193,029,774)

            MONEY MARKET FUND -- 0.1%
    136,745 Morgan Stanley Institutional
              Liquidity Funds - Treasury
              Portfolio - Institutional
              Class - 0.03% (b)                     136,745
            (Cost $136,745)                  --------------


            TOTAL INVESTMENTS -- 100.1%         196,044,187
            (Cost $193,166,519) (c)
            NET OTHER ASSETS AND
               LIABILITIES -- (0.1)%               (208,180)
                                             --------------
            NET ASSETS -- 100.0%             $  195,836,007
                                             ==============

(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of January 31, 2013.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $10,862,395 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,984,727.

-------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1      LEVEL 2       LEVEL 3
------------------------------------------------------------
Common Stocks*        $195,907,442   $      --     $      --
Money Market Fund          136,745          --            --
                      --------------------------------------
Total Investments     $196,044,187   $      --     $      --
                      ======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2013.


                        See Notes to Financial Statements                Page 41

FIRST TRUST UTILITIES ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 10.3%
    125,846 CenturyLink, Inc.                $    5,090,470
  1,437,811 Frontier Communications Corp.         6,570,796
    266,285 Level 3 Communications, Inc. (a)      6,342,909
                                             --------------
                                                 18,004,175
                                             --------------
            ELECTRIC UTILITIES -- 32.1%
    115,347 American Electric Power Co.,
               Inc.                               5,224,066
     57,919 Entergy Corp.                         3,741,567
     82,770 Exelon Corp.                          2,602,289
     58,944 FirstEnergy Corp.                     2,386,643
    242,397 Great Plains Energy, Inc.             5,187,296
     44,061 Hawaiian Electric Industries,
               Inc.                               1,188,325
     35,577 NextEra Energy, Inc.                  2,563,323
    271,393 NV Energy, Inc.                       5,137,469
     43,715 OGE Energy Corp.                      2,566,508
    251,049 Pepco Holdings, Inc.                  4,900,476
     72,428 Pinnacle West Capital Corp.           3,866,207
    214,943 PPL Corp.                             6,510,623
     25,874 Southern (The) Co.                    1,144,407
    172,014 Westar Energy, Inc.                   5,172,461
    138,237 Xcel Energy, Inc.                     3,840,224
                                             --------------
                                                 56,031,884
                                             --------------
            GAS UTILITIES -- 5.9%
     27,713 AGL Resources, Inc.                   1,158,403
    105,135 Atmos Energy Corp.                    3,927,844
     21,853 National Fuel Gas Co.                 1,188,803
     56,057 Questar Corp.                         1,302,204
     75,253 UGI Corp.                             2,651,916
                                             --------------
                                                 10,229,170
                                             --------------
            INDEPENDENT POWER PRODUCERS &
                ENERGY TRADERS -- 2.2%
    160,605 NRG Energy, Inc.                      3,854,520
                                             --------------
            MULTI-UTILITIES -- 29.3%
     84,086 Alliant Energy Corp.                  3,854,502
     80,128 Ameren Corp.                          2,599,352
    127,872 CenterPoint Energy, Inc.              2,613,704
     45,433 CMS Energy Corp.                      1,167,628
     66,481 Consolidated Edison, Inc.             3,781,439
     81,983 DTE Energy Co.                        5,190,344
     47,137 Integrys Energy Group, Inc.           2,577,923
     52,151 MDU Resources Group, Inc.             1,216,161
     44,502 NiSource, Inc.                        1,202,889
     91,893 PG&E Corp.                            3,918,318
    201,106 Public Service Enterprise Group,
               Inc.                               6,270,485
     80,901 SCANA Corp.                           3,786,976
     15,616 Sempra Energy                         1,171,981
    293,738 TECO Energy, Inc.                     5,219,724

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            MULTI-UTILITIES (CONTINUED)
    167,452 Vectren Corp.                    $    5,284,785
     30,061 Wisconsin Energy Corp.                1,185,305
                                             --------------
                                                 51,041,516
                                             --------------
            OIL, GAS & CONSUMABLE FUELS --
               3.8%
    136,478 Energen Corp.                         6,570,051
                                             --------------
            WATER UTILITIES -- 1.5%
     66,296 American Water Works Co., Inc.        2,537,811
                                             --------------
            WIRELESS TELECOMMUNICATION
                SERVICES -- 14.9%
    619,099 MetroPCS Communications,
               Inc. (a)                           6,209,563
    863,091 NII Holdings, Inc. (a)                6,041,637
    277,952 Telephone & Data Systems, Inc.        7,029,406
    174,626 United States Cellular Corp. (a)      6,642,773
                                             --------------
                                                 25,923,379
                                             --------------
            TOTAL COMMON STOCKS -- 100.0%       174,192,506
            (Cost $177,247,256)

            MONEY MARKET FUND -- 0.1%
    154,191 Morgan Stanley Institutional
              Liquidity Funds - Treasury
              Portfolio - Institutional
              Class - 0.03% (b)                     154,191
            (Cost $154,191)                  --------------

            TOTAL INVESTMENTS -- 100.1%         174,346,697
            (Cost $177,401,447) (c)
            NET OTHER ASSETS AND
               LIABILITIES -- (0.1)%                (87,667)
                                             --------------
            NET ASSETS -- 100.0%             $  174,259,030
                                             ==============

(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of January 31, 2013.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,084,438 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,139,188.


Page 42                 See Notes to Financial Statements

FIRST TRUST UTILITIES ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

-------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1      LEVEL 2       LEVEL 3
------------------------------------------------------------
Common Stocks*        $174,192,506   $      --    $       --
Money Market Fund          154,191          --            --
                      --------------------------------------
Total Investments     $174,346,697   $      --    $       --
                      ======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2013.

                        See Notes to Financial Statements                Page 43

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2013 (UNAUDITED)

                                                                      FIRST TRUST           FIRST TRUST
                                                                        CONSUMER              CONSUMER            FIRST TRUST
                                                                     DISCRETIONARY            STAPLES                ENERGY
                                                                    ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
                                                                  --------------------  --------------------  --------------------

ASSETS:
Investments, at value........................................        $  541,856,354        $  405,407,449        $  145,796,918
Receivables:
      Dividends..............................................               152,551               279,163                20,889
      Securities lending income..............................                37,443                    --                15,923
      Interest...............................................                     8                     4                     2
      Capital shares sold....................................                    --             1,355,593                    --
Prepaid expenses.............................................                10,234                 7,260                 2,865
                                                                     --------------        --------------        --------------
           TOTAL ASSETS......................................           542,056,590           407,049,469           145,836,597
                                                                     --------------        --------------        --------------

LIABILITIES:
Due to custodian.............................................                    --                    --                    --
Payables:
      Collateral for securities on loan......................            23,532,440                    --             3,489,750
      Investment advisory fees...............................               184,213               167,677                48,426
      Licensing fees.........................................               166,838               133,868                36,153
      Printing fees..........................................                28,946                22,434                 7,440
      Audit and tax fees.....................................                15,727                15,727                15,727
      Trustees' fees.........................................                 2,496                 1,277                   609
      Investment securities purchased........................                    --             1,355,627                    --
Other liabilities............................................               235,161               177,228                60,876
                                                                     --------------        --------------        --------------
           TOTAL LIABILITIES.................................            24,165,821             1,873,838             3,658,981
                                                                     --------------        --------------        --------------

NET ASSETS...................................................        $  517,890,769        $  405,175,631        $  142,177,616
                                                                     ==============        ==============        ==============

NET ASSETS CONSIST OF:
Paid-in capital..............................................        $  522,850,343        $  387,714,187        $  159,960,084
Par value....................................................               213,500               150,000                65,000
Accumulated net investment income (loss).....................               (97,865)              124,541               (18,590)
Accumulated net realized gain (loss) on investments..........           (72,549,581)          (17,794,366)          (29,926,938)
Net unrealized appreciation (depreciation) on investments....            67,474,372            34,981,269            12,098,060
                                                                     --------------        --------------        --------------

NET ASSETS...................................................        $  517,890,769        $  405,175,631        $  142,177,616
                                                                     ==============        ==============        ==============

NET ASSET VALUE, per share...................................        $        24.26        $        27.01        $        21.87
                                                                     ==============        ==============        ==============

Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)....................            21,350,002            15,000,002             6,500,002
                                                                     ==============        ==============        ==============

Investments, at cost.........................................        $  474,381,982        $  370,426,180        $  133,698,858
                                                                     ==============        ==============        ==============

Securities on loan, at value.................................        $  23,045,423$                    --        $    3,403,648
                                                                     ==============        ==============        ==============


Page 44                 See Notes to Financial Statements

                                                FIRST TRUST
    FIRST TRUST           FIRST TRUST           INDUSTRIALS/          FIRST TRUST           FIRST TRUST           FIRST TRUST
     FINANCIALS           HEALTH CARE        PRODUCER DURABLES         MATERIALS             TECHNOLOGY            UTILITIES
  ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
--------------------  --------------------  --------------------  --------------------  --------------------  --------------------


   $  210,025,219        $  682,317,008        $  137,929,591        $  235,563,602        $  196,044,187        $  174,346,697

          127,012                75,996                60,792               172,581                13,603               116,807
               --                    --                    --                    --                    --                    --
                9                    39                     1                     2                     3                     2
               --             5,339,699                    --                    --             5,722,242                    --
            3,571                11,714                 2,334                 5,097                 4,601                 3,088
   --------------        --------------        --------------        --------------        --------------        --------------
      210,155,811           687,744,456           137,992,718           235,741,282           201,784,636           174,466,594
   --------------        --------------        --------------        --------------        --------------        --------------


               --                91,500                    --               162,432                    --                    --

               --                    --                    --                    --                    --                    --
           86,165               248,498                51,320                70,770                58,167                56,854
           70,249               218,078                42,201                62,878                54,316                48,027
           11,475                36,828                 7,529                12,299                 7,518                 9,486
           15,727                15,727                15,727                15,727                15,727                15,727
              316                 3,710                   143                   405                   677                   295
               --             5,333,656                    --                    --             5,724,137                    --
          103,602               289,553                63,394                91,429                88,087                77,175
   --------------        --------------        --------------        --------------        --------------        --------------
          287,534             6,237,550               180,314               415,940             5,948,629               207,564
   --------------        --------------        --------------        --------------        --------------        --------------

   $  209,868,277        $  681,506,906        $  137,812,404        $  235,325,342        $  195,836,007        $  174,259,030
   ==============        ==============        ==============        ==============        ==============        ==============


   $  201,878,775        $  606,988,120        $  135,176,819        $  267,150,721        $  233,791,914        $  184,872,203
          124,000               192,000                66,000                86,500                85,550                92,500
         (165,903)             (192,377)              (65,698)               46,677               (32,768)               40,381
       (8,715,906)           (8,885,224)           (4,529,871)          (44,447,276)          (40,886,357)           (7,691,304)
       16,747,311            83,404,387             7,165,154            12,488,720             2,877,668            (3,054,750)
   ==============        ==============        ==============        ==============        ==============        ==============

   $  209,868,277        $  681,506,906        $  137,812,404        $  235,325,342        $  195,836,007        $  174,259,030
   ==============        ==============        ==============        ==============        ==============        ==============

   $       16.92         $        35.50        $        20.88        $        27.21        $        22.89        $        18.84
   ==============        ==============        ==============        ==============        ==============        ==============


       12,400,002            19,200,002             6,600,002             8,650,002             8,555,000             9,250,002
   ==============        ==============        ==============        ==============        ==============        ==============

   $  193,277,908        $  598,912,621        $  130,764,437        $  223,074,882        $  193,166,519        $  177,401,447
   ==============        ==============        ==============        ==============        ==============        ==============
   $           --        $           --        $           --        $           --        $           --        $           --
   ==============        ==============        ==============        ==============        ==============        ==============


                        See Notes to Financial Statements                Page 45

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2013 (UNAUDITED)


                                                                      FIRST TRUST           FIRST TRUST
                                                                        CONSUMER              CONSUMER            FIRST TRUST
                                                                     DISCRETIONARY            STAPLES                ENERGY
                                                                    ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
                                                                  --------------------  --------------------  --------------------

INVESTMENT INCOME:
Dividends....................................................        $    6,879,479        $    4,541,199        $      922,975
Foreign tax withholding......................................                    --                    --                    --
Securities lending income (net of fees)......................               180,948                    --                33,260
Interest.....................................................                    71                    86                    15
                                                                     --------------        --------------        --------------
      Total investment income................................             7,060,498             4,541,285               956,250
                                                                     --------------        --------------        --------------

EXPENSES:
Investment advisory fees.....................................             1,208,622               961,002               294,614
Licensing fees...............................................               241,725               192,201                58,923
Accounting and administration fees...........................               127,784                97,313                30,344
Legal fees...................................................                58,492                39,013                14,516
Printing fees................................................                33,179                15,164                 9,167
Custodian fees...............................................                30,216                24,025                 7,365
Trustees' fees and expenses..................................                15,519                12,123                 5,037
Audit and tax fees...........................................                14,615                14,227                13,097
Transfer agent fees..........................................                12,086                 9,610                 2,946
Listing fees.................................................                 4,144                 4,144                 4,144
Registration and filing fees.................................                   623                (5,045)                   (2)
Other expenses...............................................                12,361                 8,220                 2,480
                                                                     --------------        --------------        --------------
      Total expenses.........................................             1,759,366             1,371,997               442,631
      Less fees waived and expenses reimbursed by the
         investment advisor..................................               (67,295)              (26,594)              (30,171)
                                                                     --------------        --------------        --------------
      Net expenses...........................................             1,692,071             1,345,403               412,460
                                                                     --------------        --------------        --------------

NET INVESTMENT INCOME (LOSS).................................             5,368,427             3,195,882               543,790
                                                                     --------------        --------------        --------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments............................................              (499,540)           (7,825,372)           (4,317,025)
      In-kind redemptions....................................            21,922,749            17,190,329             7,415,198
                                                                     --------------        --------------        --------------
Net realized gain (loss).....................................            21,423,209             9,364,957             3,098,173

Net change in unrealized appreciation (depreciation) on
   investments.                                                          57,871,350            47,399,171            18,287,289
                                                                     --------------        --------------        --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)......................            79,294,559            56,764,128            21,385,462
                                                                     --------------        --------------        --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS........................................        $   84,662,986        $   59,960,010        $   21,929,252
                                                                     ==============        ==============        ==============


Page 46                 See Notes to Financial Statements

                                                FIRST TRUST
    FIRST TRUST           FIRST TRUST           INDUSTRIALS/          FIRST TRUST           FIRST TRUST           FIRST TRUST
     FINANCIALS           HEALTH CARE        PRODUCER DURABLES         MATERIALS             TECHNOLOGY            UTILITIES
  ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
--------------------  --------------------  --------------------  --------------------  --------------------  --------------------



   $    3,185,739        $    4,468,712        $    2,700,935        $    3,061,641        $    1,119,172        $    2,390,386
               --                    --               (76,835)              (46,065)                   --                    --
               --                    --                    --                    --                    --                    --
               41                   144                    25                    31                    38                    23
   --------------        --------------        --------------        --------------        --------------        --------------
        3,185,780             4,468,856             2,624,125             3,015,607             1,119,210             2,390,409
   --------------        --------------        --------------        --------------        --------------        --------------


          529,315             1,553,004               307,219               449,611               461,386               369,893
          105,863               310,601                61,444                89,922                92,277                73,979
           54,389               156,260                31,859                46,185                47,200                37,776
           22,417                73,908                14,125                26,348                19,345                19,269
            6,299                31,398                 8,663                17,399                 8,681                16,918
           13,233                38,825                 7,681                11,240                11,535                 9,247
            7,269                19,696                 4,405                 6,777                 6,821                 5,256
           13,526                15,157                13,000                13,205                13,565                13,220
            5,293                15,530                 3,072                 4,496                 4,614                 3,699
            4,144                 4,144                 4,144                 4,144                 4,144                 4,144
          (5,626)                (7,756)                  161                 1,438                (2,983)               (1,751)
            4,030                13,829                 2,491                 4,745                 5,333                 3,893
   --------------        --------------        --------------        --------------        --------------        --------------
          760,152             2,224,596               458,264               675,510               671,918               555,543

          (19,111)              (50,390)              (28,157)              (46,055)              (25,978)              (37,693)
   --------------        --------------        --------------        --------------        --------------        --------------
          741,041             2,174,206               430,107               629,455               645,940               517,850
   --------------        --------------        --------------        --------------        --------------        --------------

        2,444,739             2,294,650             2,194,018             2,386,152               473,270             1,872,559
   --------------        --------------        --------------        --------------        --------------        --------------



       (1,552,539)           (1,642,784)           (2,646,400)           (2,608,831)           (7,183,920)           (3,143,203)
       10,297,824            28,954,793             8,810,713            15,351,207             5,009,036             5,162,360
   --------------        --------------        --------------        --------------        --------------        --------------
        8,745,285            27,312,009             6,164,313            12,742,376            (2,174,884)            2,019,157

       24,764,758            76,112,760            10,856,478            19,696,098            11,969,580            (1,461,789)
   --------------        --------------        --------------        --------------        --------------        --------------
       33,510,043           103,424,769            17,020,791            32,438,474             9,794,696               557,368
   --------------        --------------        --------------        --------------        --------------        --------------


   $   35,954,782        $  105,719,419        $   19,214,809        $   34,824,626        $   10,267,966        $    2,429,927
   ==============        ==============        ==============        ==============        ==============        ==============



                        See Notes to Financial Statements                Page 47

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS


                                                                     FIRST TRUST                           FIRST TRUST
                                                                CONSUMER DISCRETIONARY                   CONSUMER STAPLES
                                                                   ALPHADEX(R) FUND                      ALPHADEX(R) FUND
                                                         ------------------------------------  ------------------------------------
                                                            For the Six                           For the Six
                                                           Months Ended       For the Year       Months Ended       For the Year
                                                         January 31, 2013         Ended        January 31, 2013         Ended
                                                            (Unaudited)       July 31, 2012       (Unaudited)       July 31, 2012
                                                         -----------------  -----------------  -----------------  -----------------

OPERATIONS:
   Net investment income (loss)........................   $   5,368,427      $   4,076,558      $   3,195,882      $   5,611,803
   Net realized gain (loss)............................      21,423,209        (24,028,002)         9,364,957        (13,266,044)
   Net change in unrealized appreciation
      (depreciation)                                         57,871,350        (18,367,325)        47,399,171        (10,541,678)
                                                          -------------      -------------      -------------      -------------
   Net increase (decrease) in net assets resulting
      from operations..................................      84,662,986        (38,318,769)        59,960,010        (18,195,919)
                                                          -------------      -------------      -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income...............................      (5,526,000)        (4,016,850)        (5,612,081)        (3,136,681)
                                                          -------------      -------------      -------------      -------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold...........................     134,177,791        427,447,196        133,896,686        482,407,690
   Cost of shares redeemed.............................    (120,162,511)      (585,968,809)      (130,809,086)      (363,115,605)
                                                          -------------      -------------      -------------      -------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions....................      14,015,280       (158,521,613)         3,087,600        119,292,085
                                                          -------------      -------------      -------------      -------------

   Total increase (decrease) in net assets.............      93,152,266       (200,857,232)        57,435,529         97,959,485

NET ASSETS:
   Beginning of period.................................     424,738,503        625,595,735        347,740,102        249,780,617
                                                          -------------      -------------      -------------      -------------
   End of period.......................................   $ 517,890,769      $ 424,738,503      $ 405,175,631      $ 347,740,102
                                                          =============      =============      =============      =============

   Accumulated net investment income (loss)
      at end of period.................................   $    (97,865)      $      59,708      $     124,541      $   2,540,740
                                                          =============      =============      =============      =============

CHANGES IN SHARES OUSTANDING:
   Shares outstanding, beginning of period.............      20,700,002         29,300,002         14,800,002         10,200,002
   Shares sold.........................................       6,000,000         20,300,000          5,300,000         19,850,000
   Shares redeemed.....................................      (5,350,000)       (28,900,000)        (5,100,000)       (15,250,000)
                                                          -------------      -------------      -------------      -------------
   Shares outstanding, end of period...................      21,350,002         20,700,002         15,000,002         14,800,002
                                                          =============      =============      =============      =============


Page 48                 See Notes to Financial Statements

               FIRST TRUST                                 FIRST TRUST                                  FIRST TRUST
                 ENERGY                                    FINANCIALS                                   HEALTH CARE
            ALPHADEX(R) FUND                            ALPHADEX(R) FUND                              ALPHADEX(R) FUND
------------------------------------------  ------------------------------------------  ------------------------------------------
    For the Six                                 For the Six                                 For the Six
    Months Ended          For the Year          Months Ended          For the Year          Months Ended         For the Year
  January 31, 2013           Ended            January 31, 2013           Ended            January 31, 2013           Ended
    (Unaudited)          July 31, 2012          (Unaudited)          July 31, 2012          (Unaudited)          July 31, 2012
--------------------  --------------------  --------------------  --------------------  --------------------  --------------------


   $      543,790        $      623,357        $    2,444,739        $    1,991,493        $    2,294,650        $      335,598
        3,098,173           (26,941,295)            8,745,285            (2,773,100)           27,312,009            17,372,983
       18,287,289           (10,797,382)           24,764,758              (617,081)           76,112,760            19,725,231
   --------------        --------------        --------------        --------------        --------------        --------------

       21,929,252           (37,115,320)           35,954,782            (1,398,688)          105,719,419            37,433,812
   --------------        --------------        --------------        --------------        --------------        --------------

         (562,380)             (599,560)           (2,926,980)           (1,798,590)           (2,513,225)             (309,400)
   --------------        --------------        --------------        --------------        --------------        --------------

       70,277,869            90,742,748            77,162,706           292,002,782           247,932,260           791,273,324
      (75,532,224)          (98,573,157)         (108,691,292)         (180,815,948)         (202,079,688)         (537,084,946)
   --------------        --------------        --------------        --------------        --------------        --------------

       (2,254,355)           (7,830,409)          (31,528,586)          111,186,834            45,852,572           254,188,378
   --------------        --------------        --------------        --------------        --------------        --------------

        19,11,517           (45,545,289)            1,499,216           107,989,556           149,058,766           291,312,709


      123,065,099           168,610,388           208,369,061           100,379,505           532,448,140           241,135,350
   --------------        --------------        --------------        --------------        --------------        --------------
   $  142,177,616        $  123,065,099        $  209,868,277        $  208,369,061        $  681,506,906        $  532,448,140
   ==============        ==============        ==============        ==============        ==============        ==============


   $     (18,590)        $           --        $     (165,903)       $      316,338        $     (192,377)       $       26,198
   ==============        ==============        ==============        ==============        ==============        ==============


        6,650,002             7,100,002            14,400,002             7,150,002            17,750,002             8,450,002
        3,550,000             4,850,000             4,950,000            19,750,000             7,550,000            27,850,000
       (3,700,000)           (5,300,000)           (6,950,000)          (12,500,000)           (6,100,000)          (18,550,000)
   --------------        --------------        --------------        --------------        --------------        --------------
        6,500,002             6,650,002            12,400,002            14,400,002            19,200,002            17,750,002
   ==============        ==============        ==============        ==============        ==============        ==============





                        See Notes to Financial Statements                Page 49

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                     FIRST TRUST                           FIRST TRUST
                                                            INDUSTRIALS/PRODUCER DURABLES                   MATERIALS
                                                                   ALPHADEX(R) FUND                      ALPHADEX(R) FUND
                                                         ------------------------------------  ------------------------------------
                                                            For the Six                           For the Six
                                                           Months Ended       For the Year       Months Ended       For the Year
                                                         January 31, 2013         Ended        January 31, 2013         Ended
                                                            (Unaudited)       July 31, 2012       (Unaudited)       July 31, 2012
                                                         -----------------  -----------------  -----------------  -----------------

OPERATIONS:
   Net investment income (loss).......................... $   2,194,018      $     532,354      $   2,386,152       $  2,274,712
   Net realized gain (loss)..............................     6,164,313          3,799,553         12,742,376        (51,461,959)
   Net change in unrealized appreciation (depreciation)..    10,856,478         (3,722,400)        19,696,098        (30,518,299)
                                                          -------------      -------------      -------------      -------------
   Net increase (decrease) in net assets resulting
      from operations....................................    19,214,809            609,507         34,824,626        (79,705,546)
                                                          -------------      -------------      -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income.................................    (2,259,716)          (551,615)        (2,499,721)        (2,166,181)
                                                          -------------      -------------      -------------      -------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold.............................   149,622,374        192,935,848        221,771,140        155,484,105
   Cost of shares redeemed...............................  (132,640,840)      (155,030,583)      (163,460,077)      (517,472,100)
                                                          -------------      -------------      -------------      -------------
   Net increase (decrease) in net assets resulting.......
      from shareholder transactions......................    16,981,534         37,905,265         58,311,063       (361,987,995)
                                                          -------------      -------------      -------------      -------------

   Total increase (decrease) in net assets...............    33,936,627         37,963,157         90,635,968       (443,859,722)

NET ASSETS:
   Beginning of period...................................   103,875,777         65,912,620        144,689,374        588,549,096
                                                          -------------      -------------      -------------      -------------
   End of period......................................... $ 137,812,404      $ 103,875,777      $ 235,325,342       $144,689,374
                                                          =============      =============      =============      =============

   Accumulated net investment income (loss)
      at end of period................................... $     (65,698)     $          --           $ 46,677       $    160,246
                                                          =============      =============      =============      =============

CHANGES IN SHARES OUSTANDING:
   Shares outstanding, beginning of period...............     5,850,002          3,650,002          6,350,002         24,300,002
   Shares sold...........................................     7,700,000         10,400,000          8,900,000          6,550,000
   Shares redeemed.......................................    (6,950,000)        (8,200,000)        (6,600,000)       (24,500,000)
                                                          -------------      -------------      -------------      -------------
   Shares outstanding, end of period.....................     6,600,002          5,850,002          8,650,002          6,350,002
                                                          =============      =============      =============      =============

Page 50                 See Notes to Financial Statements

               FIRST TRUST                                 FIRST TRUST
                TECHNOLOGY                                  UTILITIES
             ALPHADEX(R) FUND                            ALPHADEX(R) FUND
------------------------------------------  ------------------------------------------
    For the Six                                 For the Six
    Months Ended          For the Year          Months Ended          For the Year
  January 31, 2013           Ended            January 31, 2013           Ended
    (Unaudited)          July 31, 2012          (Unaudited)          July 31, 2012
--------------------  --------------------  --------------------  --------------------



   $      473,270        $     (117,217)       $    1,872,559        $    5,759,884
       (2,174,884)          (20,486,979)            2,019,157)            6,128,537
       11,969,580             3,046,592            (1,461,789)           (1,314,630)
   --------------        --------------        --------------        --------------

       10,267,966           (17,557,604)            2,429,927            10,573,791
   --------------        --------------        --------------        --------------


         (409,897)             (124,254)           (2,017,200)           (5,735,711)
   --------------        --------------        --------------        --------------


       79,780,008           227,697,802           164,247,007           456,124,401
     (109,862,251)         (191,484,941)         (138,058,865)         (400,670,631)
   --------------        --------------        --------------        --------------

      (30,082,243)           36,212,861            26,188,142            55,453,770
   --------------        --------------        --------------        --------------

      (20,224,174)           18,531,003            26,600,869            60,291,850


      216,060,181           197,529,178           147,658,161            87,366,311
   --------------        --------------        --------------        --------------
   $  195,836,007        $  216,060,181        $  174,259,030        $  147,658,161
   ==============        ==============        ==============        ==============


   $      (32,768)       $      (96,141)       $       40,381        $      185,022
   ==============        ==============        ==============        ==============


       10,305,000             9,055,000             8,050,002             4,950,002
        3,500,000            10,450,000             8,850,000            25,950,000
       (5,250,000)           (9,200,000)           (7,650,000)          (22,850,000)
   --------------        --------------        --------------        --------------
        8,555,000            10,305,000             9,250,002             8,050,002
   ==============        ==============        ==============        ==============




                        See Notes to Financial Statements                Page 51

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND


                                          FOR THE
                                         SIX MONTHS
                                           ENDED         FOR THE        FOR THE        FOR THE        FOR THE         FOR THE
                                         JANUARY 31,    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                            2013         JULY 31,       JULY 31,       JULY 31,       JULY 31,       JULY 31,
                                        (UNAUDITED)        2012           2011           2010           2009           2008
                                        ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $  20.52       $  21.35       $  15.91       $  12.77       $ 14.19        $  18.83
                                          --------       --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.24           0.18           0.08           0.06          0.10            0.08
Net realized and unrealized gain (loss)       3.75          (0.84)          5.44           3.14         (1.42)          (4.64)
                                          --------       --------       --------       --------       --------       --------
Total from investment operations              3.99          (0.66)          5.52           3.20         (1.32)          (4.56)
                                          --------       --------       --------       --------       --------       --------
Net investment income                        (0.25)         (0.17)         (0.08)         (0.06)        (0.10)          (0.08)
Return of capital                               --             --             --          (0.00)(a)     (0.00)(a)          --
                                          --------       --------       --------       --------       --------       --------
Total distributions                          (0.25)         (0.17)         (0.08)         (0.06)        (0.10)          (0.08)
                                          --------       --------       --------       --------       --------       --------
Net asset value, end of period            $  24.26       $  20.52       $  21.35       $  15.91       $ 12.77        $  14.19
                                          ========       ========       ========       ========       =======        ========

TOTAL RETURN (b)                             19.51%         (3.06)%         34.75%        25.08%        (9.12)%        (24.24)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $517,891       $424,739       $625,596       $136,855       $ 6,386        $  3,547
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
    net assets                                0.73% (c)      0.72%          0.73%          0.86%         1.59%           3.36%
Ratio of net expenses to average
    net assets                                0.70% (c)      0.70%          0.70%          0.70%         0.70%           0.70%
Ratio of net investment income (loss)
    to average net assets                     2.23% (c)      0.84%          0.44%          0.47%         1.00%           0.58%
Portfolio turnover rate (d)                     47%            98%            90%           114%          133%             91%


FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND



                                          FOR THE
                                         SIX MONTHS
                                           ENDED         FOR THE        FOR THE        FOR THE        FOR THE         FOR THE
                                         JANUARY 31,    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                            2013         JULY 31,       JULY 31,       JULY 31,       JULY 31,       JULY 31,
                                        (UNAUDITED)        2012           2011           2010           2009           2008
                                        ------------   ------------   ------------   ------------   ------------   ------------

Net asset value, beginning of period      $  23.50       $  24.49       $  18.82       $  16.39       $ 17.96        $  19.11
                                          --------       --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.18           0.42           0.17           0.18          0.25            0.21
Net realized and unrealized gain (loss)       3.67          (1.16)          5.68           2.43         (1.57)          (1.14)
                                          --------       --------       --------       --------       --------       --------
Total from investment operations              3.85          (0.74)          5.85           2.61         (1.32)          (0.93)


DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.34)         (0.25)         (0.18)         (0.18)        (0.25)          (0.22)
                                          --------       --------       --------       --------       --------       --------
Net asset value, end of period            $  27.01       $  23.50       $  24.49       $  18.82       $ 16.39        $  17.96
                                          ========       ========       ========       ========       =======        ========

TOTAL RETURN (b)                             16.49%         (3.03)%        31.21%         15.97%        (7.14)%         (4.86)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $405,176       $347,740       $249,781       $ 25,406       $ 9,017        $  2,695
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
    net assets                                0.72% (c)      0.74%          0.79%          0.98%         1.30%           2.55%
Ratio of net expenses to average
    net assets                                0.70% (c)      0.70%          0.70%          0.70%         0.70%           0.70%
Ratio of net investment income (loss)
    to average net assets                     1.67% (c)      1.97%          0.80%          1.18%         1.99%           1.10%
Portfolio turnover rate (d)                     53%           126%           108%           95%           145%             96%

(a)   Amount represents less than $0.01 per share.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 52                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST ENERGY ALPHADEX(R) FUND



                                          FOR THE
                                         SIX MONTHS
                                           ENDED         FOR THE        FOR THE        FOR THE        FOR THE         FOR THE
                                         JANUARY 31,    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                            2013         JULY 31,       JULY 31,       JULY 31,       JULY 31,       JULY 31,
                                        (UNAUDITED)        2012           2011           2010           2009           2008
                                        ------------   ------------   ------------   ------------   ------------   ------------

Net asset value, beginning of period      $  18.51       $  23.75       $  16.05       $  13.62       $ 23.85        $  20.74
                                          --------       --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.14           0.14           0.10           0.06          0.03            0.12
Net realized and unrealized gain (loss)       3.36          (5.25)          7.71           2.42        (10.23)           3.12
                                          --------       --------       --------       --------       --------       --------
Total from investment operations              3.50          (5.11)          7.81           2.48        (10.20)           3.24
                                          --------       --------       --------       --------       --------       --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.14)         (0.13)         (0.11)         (0.05)        (0.03)          (0.13)
Net realized gain                               --             --             --             --            --           (0.00) (a)
Return of capital                               --             --             --             --         (0.00) (a)         --
                                          --------       --------       --------       --------       --------       --------
Total distributions                          (0.14)         (0.13)         (0.11)         (0.05)        (0.03)          (0.13)
                                          --------       --------       --------       --------       --------       --------
Net asset value, end of period            $  21.87       $  18.51       $  23.75       $  16.05       $ 13.62        $  23.85
                                          ========       ========       ========       ========       =======        ========

TOTAL RETURN (b)                             19.01%        (21.50)%        48.70%         18.26%       (42.74)%         15.62%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $142,178       $123,065       $168,610       $ 44,149       $ 9,531        $  8,347
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
    net assets                                0.75% (c)      0.76%          0.75%          0.89%         1.35%           1.80%
Ratio of net expenses to average
    net assets                                0.70% (c)      0.70%          0.70%          0.70%         0.70%           0.70%
Ratio of net investment income (loss)
    to average net assets                     0.93% (c)      0.63%          0.42%          0.36%         0.24%           0.48%
Portfolio turnover rate (d)                     47%            90%           101%           103%          116%             67%


FIRST TRUST FINANCIALS ALPHADEX(R) FUND


                                          FOR THE
                                         SIX MONTHS
                                           ENDED         FOR THE        FOR THE        FOR THE        FOR THE         FOR THE
                                         JANUARY 31,    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                            2013         JULY 31,       JULY 31,       JULY 31,       JULY 31,       JULY 31,
                                        (UNAUDITED)        2012           2011           2010           2009           2008
                                        ------------   ------------   ------------   ------------   ------------   ------------

Net asset value, beginning of period      $  14.47       $  14.04       $  13.02       $  10.37       $ 12.41        $  17.91
                                          --------       --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.18           0.21           0.30           0.11          0.18            0.29
Net realized and unrealized gain (loss)       2.48           0.42           1.05           2.65         (2.05)          (5.44)
                                          --------       --------       --------       --------       --------       --------
Total from investment operations              2.66           0.63           1.35           2.76         (1.87)          (5.15)


DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.21)         (0.20)         (0.33)         (0.11)        (0.17)          (0.35)
                                          --------       --------       --------       --------       --------       --------
Net asset value, end of period            $  16.92       $  14.47       $  14.04       $  13.02       $ 10.37        $  12.41
                                          ========       ========       ========       ========       =======        ========

TOTAL RETURN (b)                             18.51%          4.57%         10.25%         26.68%       (14.94)%        (28.95)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $209,868       $208,369       $100,380       $126,257       $ 8,295        $  1,861
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
    net assets                                0.72% (c)      0.74%          0.74%          0.87%         1.50%           3.89%
Ratio of net expenses to average
    net assets                                0.70% (c)      0.70%          0.70%          0.70%         0.70%           0.70%
Ratio of net investment income (loss)
    to average net assets                     2.32% (c)      1.61%          1.68%          1.43%         2.49%           2.13%
Portfolio turnover rate (d)                     34%            93%            62%            89%          140%             74%

(a)   Amount represents less than $0.01 per share.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 53

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST HEALTH CARE ALPHADEX(R) FUND


                                          FOR THE
                                         SIX MONTHS
                                           ENDED         FOR THE        FOR THE        FOR THE        FOR THE         FOR THE
                                         JANUARY 31,    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                            2013         JULY 31,       JULY 31,       JULY 31,       JULY 31,       JULY 31,
                                        (UNAUDITED)        2012           2011           2010           2009           2008
                                        ------------   ------------   ------------   ------------   ------------   ------------

Net asset value, beginning of period      $  30.00       $  28.54       $  21.56       $  17.66       $ 18.93        $  19.48
                                          --------       --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.11           0.02           0.01          (0.03)        (0.02)          (0.03)
Net realized and unrealized gain (loss)       5.51           1.46           7.03           3.93         (1.25)          (0.52)
                                          --------       --------       --------       --------       --------       --------
Total from investment operations              5.62           1.48           7.04           3.90         (1.27)          (0.55)


DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.12)         (0.02)         (0.06)            --            --              --
                                          --------       --------       --------       --------       --------       --------
Net asset value, end of period            $  35.50       $  30.00       $  28.54       $  21.56       $ 17.66        $  18.93
                                          ========       ========       ========       ========       =======        ========

TOTAL RETURN (a)                             18.78%          5.17%         32.67%         22.08%        (6.71)%        (2.82)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $681,507       $532,448       $241,135       $ 47,439       $15,015        $  8,521
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
    net assets                                0.72% (b)      0.73%          0.75%          0.87%         1.15%           2.03%
Ratio of net expenses to average
    net assets                                0.70% (b)      0.70%          0.70%          0.70%         0.70%           0.70%
Ratio of net investment income (loss)
    to average net assets                     0.74% (b)      0.07%           0.01%        (0.19)%       (0.17)%         (0.34)%
Portfolio turnover rate (c)                     57%           109%           116%            87%          138%             89%



FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND


                                          FOR THE
                                         SIX MONTHS
                                           ENDED         FOR THE        FOR THE        FOR THE        FOR THE         FOR THE
                                         JANUARY 31,    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                            2013         JULY 31,       JULY 31,       JULY 31,       JULY 31,       JULY 31,
                                        (UNAUDITED)        2012           2011           2010           2009           2008
                                        ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $  17.76       $  18.06       $  15.42       $  12.03       $ 17.54        $  18.87
                                          --------       --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.29           0.16           0.08           0.11          0.10            0.05
Net realized and unrealized gain (loss)       3.13          (0.29)          2.65           3.39         (5.52)          (1.33)
                                          --------       --------       --------       --------       --------       --------
Total from investment operations              3.42          (0.13)          2.73           3.50         (5.42)          (1.28)


DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.30)         (0.17)         (0.09)         (0.11)        (0.09)          (0.05)
                                          --------       --------       --------       --------       --------       --------
Net asset value, end of period            $  20.88       $  17.76       $  18.06       $  15.42       $ 12.03        $  17.54
                                          ========       ========       ========       ========       =======        ========

TOTAL RETURN (a)                             19.38%         (0.72)%        17.68%         29.16%       (30.83)%         (6.82)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $137,812       $103,876       $ 65,913       $ 30,845       $ 5,412        $  4,384
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
    net assets                                0.75% (b)      0.78%          0.79%          0.99%         1.63%           1.90%
Ratio of net expenses to average
    net assets                                0.70% (b)      0.70%          0.70%          0.70%         0.70%           0.70%
Ratio of net investment income (loss)
    to average net assets                     3.58% (b)      0.77%          0.47%          0.95%         0.99%           0.29%
Portfolio turnover rate (c)                     55%            97%           102%            95%          153%             81%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page  54                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST MATERIALS ALPHADEX(R) FUND


                                          FOR THE
                                         SIX MONTHS
                                           ENDED         FOR THE        FOR THE        FOR THE        FOR THE         FOR THE
                                         JANUARY 31,    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                            2013         JULY 31,       JULY 31,       JULY 31,       JULY 31,       JULY 31,
                                        (UNAUDITED)        2012           2011           2010           2009           2008
                                        ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $  22.79       $  24.22       $  19.98       $  15.26       $ 21.90        $  20.17
                                          --------       --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.43           0.29           0.22           0.25          0.20            0.16
Net realized and unrealized gain (loss)       4.44          (1.45)          4.40           4.72         (6.64)           1.75
                                          --------       --------       --------       --------       --------       --------
Total from investment operations              4.87          (1.16)          4.62           4.97         (6.44)           1.91


DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.45)         (0.27)         (0.38)         (0.25)        (0.20)          (0.18)
                                          --------       --------       --------       --------       --------       --------
Net asset value, end of period            $  27.21       $  22.79       $  24.22       $  19.98       $ 15.26        $  21.90
                                          ========       ========       ========       ========       =======        ========

TOTAL RETURN (a)                             21.48%         (4.78)%        23.12%         32.72%       (29.20)%          9.44%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $235,325       $144,689       $588,549       $148,839       $ 9,922        $  5,474
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
    net assets                                0.75% (b)      0.73%          0.73%          0.84%         1.40%           2.33%
Ratio of net expenses to average
    net assets                                0.70% (b)      0.70%          0.70%          0.70%         0.70%           0.70%
Ratio of net investment income (loss)
    to average net assets                     2.66% (b)      1.14%          0.77%          1.15%         1.46%           0.75%
Portfolio turnover rate (c)                     39%            92%           116%            90%          153%             59%


FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND


                                          FOR THE
                                         SIX MONTHS
                                           ENDED         FOR THE        FOR THE        FOR THE        FOR THE         FOR THE
                                         JANUARY 31,    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                            2013         JULY 31,       JULY 31,       JULY 31,       JULY 31,       JULY 31,
                                        (UNAUDITED)        2012           2011           2010           2009           2008
                                        ------------   ------------   ------------   ------------   ------------   ------------

Net asset value, beginning of period      $  20.97       $  21.81       $  18.12       $  14.47       $ 17.63        $  20.47
                                          --------       --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.07          (0.01)         (0.02)         (0.04)        (0.02)          (0.02)
Net realized and unrealized gain (loss)       1.91          (0.82)          3.72           3.69         (3.14)          (2.82)
                                          --------       --------       --------       --------       --------       --------
Total from investment operations              1.98          (0.83)          3.70           3.65         (3.16)          (2.84)


DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.06)         (0.01)         (0.01)            --            --              --
                                          --------       --------       --------       --------       --------       --------
Net asset value, end of period            $  22.89       $  20.97       $  21.81       $  18.12       $ 14.47        $  17.63
                                          ========       ========       ========       ========       =======        ========

TOTAL RETURN (a)                              9.48%         (3.80)%        20.40%          25.22%      (17.92)%        (13.87)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $195,836       $216,060       $197,529       $ 59,875       $12,374        $  8,904
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
    net assets                                0.73% (b)      0.74%          0.74%          0.90%         1.26%           2.01%
Ratio of net expenses to average
    net assets                                0.70% (b)      0.70%          0.70%          0.70%         0.70%           0.70%
Ratio of net investment income (loss)
     to average net assets                    0.51% (b)     (0.06)%        (0.14)%        (0.40)%       (0.17)%         (0.29)%
Portfolio turnover rate (c)                     39%           101%          109%            112%          135%             89%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 55

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST UTILITIES ALPHADEX(R) FUND



                                          FOR THE
                                         SIX MONTHS
                                           ENDED         FOR THE        FOR THE        FOR THE        FOR THE         FOR THE
                                         JANUARY 31,    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                            2013         JULY 31,       JULY 31,       JULY 31,       JULY 31,       JULY 31,
                                        (UNAUDITED)        2012           2011           2010           2009           2008
                                        ------------   ------------   ------------   ------------   ------------   ------------

Net asset value, beginning of period      $  18.34       $  17.65       $  15.42       $  13.66       $ 16.19        $  18.37
                                          --------       --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.23           0.45           0.39           0.38          0.44            0.90
Net realized and unrealized gain (loss)       0.52           0.70           2.22           1.76         (2.50)          (2.17)
                                          --------       --------       --------       --------       --------       --------
Total from investment operations              0.75           1.15           2.61           2.14         (2.06)          (1.27)


DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.25)         (0.46)         (0.38)         (0.38)        (0.47)          (0.91)
                                          --------       --------       --------       --------       --------       --------
Net asset value, end of period            $  18.84       $  18.34       $  17.65       $  15.42       $ 13.66        $  16.19
                                          ========       ========       ========       ========       =======        ========

TOTAL RETURN (a)                              4.13%          6.65%         17.03%         15.80%       (12.53)%         (7.39)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $174,259       $147,658       $ 87,366       $ 30,837       $13,660        $  5,667
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
    net assets                                0.75% (b)      0.72%          0.79%          0.92%         1.15%           2.50%
Ratio of net expenses to average
    net assets                                0.70% (b)      0.70%          0.70%          0.70%         0.70%           0.70%
Ratio of net investment income (loss)
    to average net assets                     2.54% (b)      2.83%          2.77%          2.97%         4.03%           2.96%
Portfolio turnover rate (c)                     37%            72%            66%            60%          128%             68%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 56                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2013 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty-one exchange-traded funds considered either a Sector Fund or a Style Fund, each type having a separate report. This report covers the nine Sector Funds listed below:

      First Trust Consumer Discretionary AlphaDEX(R) Fund - (NYSE Arca, Inc. ("NYSE Arca") ticker "FXD")
      First Trust Consumer Staples AlphaDEX(R) Fund - (NYSE Arca ticker "FXG") First Trust Energy AlphaDEX(R) Fund - (NYSE Arca ticker "FXN")
      First Trust Financials AlphaDEX(R) Fund - (NYSE Arca ticker "FXO")
      First Trust Health Care AlphaDEX(R) Fund - (NYSE Arca ticker "FXH") First Trust Industrials/Producer Durables AlphaDEX(R) Fund - (NYSE Arca ticker "FXR")
      First Trust Materials AlphaDEX(R) Fund - (NYSE Arca ticker "FXZ")
      First Trust Technology AlphaDEX(R) Fund - (NYSE Arca ticker "FXL")
      First Trust Utilities AlphaDEX(R) Fund - (NYSE Arca ticker "FXU")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Each Fund's shares currently are listed and traded on the NYSE Arca. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit". Creation Units are issued and redeemed principally in-kind for securities included in a Fund's relevant index. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

FUND                                                             INDEX
First Trust Consumer Discretionary AlphaDEX(R) Fund              StrataQuant(R) Consumer Discretionary Index (1)
First Trust Consumer Staples AlphaDEX(R) Fund                    StrataQuant(R) Consumer Staples Index (1)
First Trust Energy AlphaDEX(R) Fund                              StrataQuant(R) Energy Index (1)
First Trust Financials AlphaDEX(R) Fund                          StrataQuant(R) Financials Index (1)
First Trust Health Care AlphaDEX(R) Fund                         StrataQuant(R) Health Care Index (1)
First Trust Industrials/Producer Durables AlphaDEX(R) Fund       StrataQuant(R) Industrials Index (1)
First Trust Materials AlphaDEX(R) Fund                           StrataQuant(R) Materials Index (1)
First Trust Technology AlphaDEX(R) Fund                          StrataQuant(R) Technology Index (1)
First Trust Utilities AlphaDEX(R) Fund                           StrataQuant(R) Utilities Index (1)

(1) This index is developed, maintained and sponsored by NYSE Euronext or its affiliates ("NYSE Euronext"), and licensed to First Trust Portfolios L.P. ("FTP"), the distributor of the Trust, by Archipelago Holdings, Inc. ("Archipelago"), an affiliate of NYSE Euronext. Prior to the acquisition of the American Stock Exchange LLC (the "AMEX") by NYSE Euronext, the Index was developed, maintained and sponsored by AMEX.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Each Fund's securities will be valued as follows:

       Common stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ(R) Stock Market, LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2013 (UNAUDITED)

       price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

       Securities traded in the over-the-counter market are valued at the closing bid prices.

       Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of January 31, 2013, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2013 (UNAUDITED)

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. SECURITIES LENDING

The Funds may lend securities representing up to 20% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day using the market value of the loaned securities from the prior business day. If additional collateral is necessary, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' securities lending agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The dividend and interest earned on the securities loaned are accounted for in the same manner as other dividend and interest income. At January 31, 2013, only FXD and FXN have securities in the securities lending program.

D. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the year ended July 31, 2012 was as follows:

                                                           Distributions paid from  Distributions paid from  Distributions paid from
                                                               Ordinary Income           Capital Gains          Return of Capital
                                                           -----------------------  -----------------------  -----------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund             $  4,016,850            $        --             $        --
First Trust Consumer Staples AlphaDEX(R) Fund                      3,136,681                     --                      --
First Trust Energy AlphaDEX(R) Fund                                  599,560                     --                      --
First Trust Financials AlphaDEX(R) Fund                            1,798,590                     --                      --
First Trust Health Care AlphaDEX(R) Fund                             309,400                     --                      --
First Trust Industrials/Producer Durables AlphaDEX(R) Fund           551,615                     --                      --
First Trust Materials AlphaDEX(R) Fund                             2,166,181                     --                      --
First Trust Technology AlphaDEX(R) Fund                              124,254                     --                      --
First Trust Utilities AlphaDEX(R) Fund                             5,735,711                     --                      --

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2013 (UNAUDITED)

As of July 31, 2012, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                          Accumulated
                                                                Undistributed             Capital and            Net Unrealized
                                                                  Ordinary                   Other                Appreciation
                                                                   Income                 Gain (Loss)            (Depreciation)
                                                           -----------------------  -----------------------  -----------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund            $       59,708            $ (88,259,896)            $ 3,890,128
First Trust Consumer Staples AlphaDEX(R) Fund                       2,540,740              (25,683,972)            (13,893,253)
First Trust Energy AlphaDEX(R) Fund                                        --              (30,537,272)             (8,677,068)
First Trust Financials AlphaDEX(R) Fund                               316,338              (13,245,457)            (12,233,181)
First Trust Health Care AlphaDEX(R) Fund                               26,198              (26,071,924)             (2,833,682)
First Trust Industrials/Producer Durables AlphaDEX(R) Fund                 --               (9,529,553)             (4,855,955)
First Trust Materials AlphaDEX(R) Fund                                160,246              (54,775,251)             (9,621,779)
First Trust Technology AlphaDEX(R) Fund                                    --              (36,191,454)            (11,515,790)
First Trust Utilities AlphaDEX(R) Fund                                185,022               (6,912,169)             (4,391,253)


E. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2009, 2010, 2011 and 2012 remain open to federal and state audit. As of January 31, 2013, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses arising in taxable years after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At July 31, 2012, the Funds had pre-enactment and post-enactment net capital losses for federal income tax purposes as shown in the following table. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

                             Capital Loss   Capital Loss   Capital Loss   Capital Loss   Capital Loss       Post           Total
                               Available     Available       Available      Available      Available     Enactment -      Capital
                                through       through         through        through        through          No            Loss
                             July 31, 2015  July 31, 2016  July 31, 2017  July 31, 2018  July 31, 2019   Expiration      Available
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------
First Trust Consumer
    Discretionary
    AlphaDEX(R) Fund           $     2,058    $    64,889    $   783,283    $ 1,138,594    $ 9,617,858    $76,653,214    $88,259,896
First Trust Consumer
    Staples AlphaDEX(R) Fund            --         63,580        422,511      1,058,131             --     24,139,750     25,683,972
First Trust Energy
    AlphaDEX(R) Fund                    --         73,845      2,326,320      2,084,336      3,349,453     22,703,318     30,537,272
First Trust Financials
    AlphaDEX(R) Fund                 2,757         13,300        671,958      1,630,337      3,464,108      7,462,997     13,245,457
First Trust Health Care
    AlphaDEX(R) Fund                18,355         28,397        774,570      2,582,977      1,764,162     20,903,463     26,071,924
First Trust Industrials/
    Producer Durables
    AlphaDEX(R) Fund                23,631        183,210        798,398      1,325,584      1,133,736      6,064,994      9,529,553
First Trust Materials
    AlphaDEX(R) Fund                 4,424         13,424      1,265,429        886,622      7,397,299     45,208,053     54,775,251
First Trust Technology
    AlphaDEX(R) Fund                12,398         22,456      1,608,491      2,508,150      2,516,610     29,619,490     36,287,595
First Trust Utilities
    AlphaDEX(R) Fund                    --             --        557,777      1,956,482             --      4,397,910      6,912,169

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2013 (UNAUDITED)

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for Federal income tax purposes. For the fiscal year ended July 31, 2012, the following Funds incurred and elected to defer net ordinary losses as follows:


                                                                            Qualified Late Year Losses
                                                                                  Ordinary Losses
                                                                            --------------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund                               $      --
First Trust Consumer Staples AlphaDEX(R) Fund                                            --
First Trust Energy AlphaDEX(R) Fund                                                      --
First Trust Financials AlphaDEX(R) Fund                                                  --
First Trust Health Care AlphaDEX(R) Fund                                                 --
First Trust Industrials/Producer Durables AlphaDEX(R) Fund                               --
First Trust Materials AlphaDEX(R) Fund                                                   --
First Trust Technology AlphaDEX(R) Fund                                              96,141
First Trust Utilities AlphaDEX(R) Fund                                                   --


F. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.

FTP has entered into a licensing agreement with Archipelago for each of the Sector Funds. The license agreement allows for the use by FTP of certain trademarks and trade names of Archipelago and certain trademarks and trade names of NYSE Euronext. The Funds and First Trust Advisors L.P. ("First Trust" or the "Advisor") are sub-licensees to the license agreement. The Funds are required to pay licensing fees, which are shown on the Statements of Operations.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Fund's business affairs and providing certain other services necessary for the management of the Funds.

For these services, First Trust is paid an annual management fee of 0.50% of each Fund's average daily net assets. The Trust and First Trust have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed 0.70% of average daily net assets per year (the "Expense Cap"). The Expense Cap will be in effect until at least November 30, 2013 (see Note 8. Subsequent Events).

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses were reimbursed or fees waived by First Trust. These amounts would be included in "Expenses previously waived or reimbursed" on the Statements of Operations.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2013 (UNAUDITED)

The advisory fee waivers and expense reimbursements for the six months ended January 31, 2013 and the expenses borne by the Advisor subject to recovery from each Fund for the periods indicated were as follows:

                                                                 Expenses Borne by Advisor Subject to Recovery
                                           -----------------------------------------------------------------------------------------
                                                                        Year         Year         Year      Six Months
                                             Advisory     Expense       Ended        Ended        Ended        Ended
                                                Fee        Reim-      July 31,     July 31,     July 31,    January 31,
                                              Waivers   bursements      2010         2011         2012         2013         Total
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
First Trust Consumer Discretionary
   AlphaDEX(R) Fund                         $  67,295    $      --     $ 84,121    $ 109,492    $ 106,586    $  67,295    $ 367,494
First Trust Consumer Staples
   AlphaDEX(R) Fund                            26,594           --       28,494       59,013      105,132       26,594      219,233
First Trust Energy AlphaDEX(R) Fund            30,171           --       35,298       52,991       56,968       30,171      175,428
First Trust Financials AlphaDEX(R) Fund        19,111           --       77,738       90,841       52,006       19,111      239,696
First Trust Health Care AlphaDEX(R) Fund       50,390           --       37,904       66,543      124,634       50,390      279,471
First Trust Industrials/Producer Durables
   AlphaDEX(R) Fund                            28,157           --       33,092       45,159       54,297       28,157      160,705
First Trust Materials AlphaDEX(R) Fund         46,055           --       87,938      114,169       67,709       46,055      315,871
First Trust Technology AlphaDEX(R) Fund        25,978           --       40,714       62,099       71,419       25,978      200,210
First Trust Utilities AlphaDEX(R) Fund         37,693           --       29,575       46,722       50,018       37,693      164,008

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Trust. As custodian, BNYM is responsible for custody of the Trust's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Trust's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Trust. BNYM is a subsidiary of the Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer of $125,000 per year and an annual per fund fee of $4,000 for each closed-end fund or other actively managed fund and $1,000 for each index fund in the First Trust Fund Complex. The fixed annual retainer is allocated pro rata among each fund in the First Trust Fund Complex based on net assets.

Additionally, the Lead Independent Trustee is paid $15,000 annually, the Chairman of the Audit Committee is paid $10,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee is paid $5,000 annually to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee chairman will serve two-year terms until December 31, 2013 before rotating to serve as chairman of another committee or as Lead Independent Trustee. After December 31, 2013, the Lead Independent Trustee and committee Chairmen will rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                     4. PURCHASES AND SALES OF SECURITIES

For the six months ended January 31, 2013, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                               Purchases           Sales
                                                             --------------    --------------
First Trust Consumer Discretionary AlphaDEX(R) Fund           $ 221,564,149     $ 221,577,046
First Trust Consumer Staples AlphaDEX(R) Fund                   199,770,968       202,390,483
First Trust Energy AlphaDEX(R) Fund                              58,197,625        58,258,959
First Trust Financials AlphaDEX(R) Fund                          68,201,934        68,309,945
First Trust Health Care AlphaDEX(R) Fund                        352,309,803       353,594,947
First Trust Industrials/Producer Durables AlphaDEX(R) Fund       62,935,562        62,981,466
First Trust Materials AlphaDEX(R) Fund                           74,843,404        74,818,798
First Trust Technology AlphaDEX(R) Fund                          74,213,086        75,086,203
First Trust Utilities AlphaDEX(R) Fund                           54,445,515        54,916,733

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2013 (UNAUDITED)

For the six months ended January 31, 2013, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:


                                                               Purchases           Sales
                                                             --------------    --------------
First Trust Consumer Discretionary AlphaDEX(R) Fund           $ 133,863,094     $ 119,955,845
First Trust Consumer Staples AlphaDEX(R) Fund                   133,725,089       130,374,411
First Trust Energy AlphaDEX(R) Fund                              70,280,845        72,509,738
First Trust Financials AlphaDEX(R) Fund                          76,982,869       108,524,807
First Trust Health Care AlphaDEX(R) Fund                        247,861,391       201,864,916
First Trust Industrials/Producer Durables AlphaDEX(R) Fund      149,337,191       132,319,279
First Trust Materials AlphaDEX(R) Fund                          221,344,679       163,158,398
First Trust Technology AlphaDEX(R) Fund                          79,801,755       108,502,614
First Trust Utilities AlphaDEX(R) Fund                          163,977,166       137,516,664

                   5. CREATION, REDEMPTION & TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the daily NAV per Share of each Fund on the transaction date times the number of Shares in a Creation Unit. Purchasers of Creation Units must pay to BNYM, as transfer agent, a standard creation transaction fee (the "Creation Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

                 Number of Securities            Creation
                  in a Creation Unit          Transaction Fee
                ----------------------       -----------------
                         1-100                     $  500
                       101-200                     $1,000
                       201-300                     $1,500
                       301-400                     $2,000
                       401-500                     $2,500
                       501-600                     $3,000
                       601-700                     $3,500

The Creation Transaction Fee is applicable to each purchase transaction regardless of the number of Creation Units purchased in the transaction. An additional variable fee of up to three times the Creation Transaction Fee may be charged with respect to transactions effected outside of the clearing process (i.e., through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. The price for each Creation Unit will equal the daily NAV per share of a Fund on the transaction date times the number of shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Parties redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

                 Number of Securities           Redemption
                  in a Creation Unit          Transaction Fee
                ----------------------       -----------------
                         1-100                    $  500
                       101-200                    $1,000
                       201-300                    $1,500
                       301-400                    $2,000
                       401-500                    $2,500
                       501-600                    $3,000
                       601-700                    $3,500

The Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional variable fee of up to three times the Redemption Transaction Fee may be charged with respect to redemptions effected outside of the clearing process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2013 (UNAUDITED)

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, the Funds will not pay 12b-1 fees any time before November 30, 2013 (see Note 8. Subsequent Events).

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were the following subsequent events:

On March 10 and 11, 2013, the Board of Trustees of the Trust approved the continuation of the Investment Management Agreement between the Funds and First Trust, the Expense Recovery Agreement between the Funds and First Trust, the Distribution Agreement between the Funds and FTP and the Funds' Rule 12b-1 Distribution and Service Plan, each for an additional year. Furthermore, First Trust and the Trust have agreed to extend the Expense Recovery Agreement until November 30, 2014 and FTP has agreed not to charge any 12b-1 fees until at least November 30, 2014.

On March 20, 2013, the following Funds declared a quarterly dividend to shareholders of record on March 25, 2013, payable March 28, 2013.


                                                            Per Share
                                                              Amount
                                                          -------------

First Trust Consumer Discretionary AlphaDEX(R) Fund          $0.0125
First Trust Consumer Staples AlphaDEX(R) Fund                $0.0489
First Trust Energy AlphaDEX(R) Fund                          $0.0494
First Trust Financials AlphaDEX(R) Fund                      $0.0539
First Trust Materials AlphaDEX(R) Fund                       $0.0476
First Trust Utilities AlphaDEX(R) Fund                       $0.1213
First Trust Technology AlphaDEX(R) Fund                      $0.0098

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2013 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of each Fund's portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling
(800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and
(4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

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RISK CONSIDERATIONS
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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                         SECTOR FUNDS JANUARY 31, 2013
                                  (UNAUDITED)

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND.

The following summarizes some of the risks that should be considered for the Funds.

Each Fund's shares will change in value, and you could lose money by investing in a Fund. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Overall stock market values could decline generally or could underperform other investments.

An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. Investors buying or selling Fund shares on the secondary market may incur brokerage commissions. In addition, investors who sell Fund shares may receive less than the Fund shares' net asset value. Unlike shares of open-end mutual funds, investors are generally not able to purchase ETF shares directly from a Fund and individual ETF shares are not redeemable. However, specified large blocks of ETF shares called creation units can be purchased from, or redeemed to, a Fund.

Each Fund is subject to index tracking risk. You should anticipate that the value of each Fund's shares will decline, more or less, in correlation with any decline in the value of that Fund's corresponding index.

Each Fund's return may not match the return of the index it seeks to track for a number of reasons. While First Trust seeks to have a correlation of 0.95 or better, before expenses, between a Fund's performance and the performance of its corresponding index, there can be no assurance that a Fund will be able to achieve such a correlation. Accordingly, each Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of its corresponding index.

Each Fund is exposed to additional market risk due to its policy of investing principally in the securities included in its corresponding index. As a result of this policy, securities held by each Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. As a result, the Funds will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the index the Fund seeks to track.

Each Fund relies on a license and related sublicense from an index provider that permits it to use its corresponding index and associated trade names, trademarks and service marks in connection with the name and investment strategies of the Fund. Such license and related sublicense may be terminated by the index provider and, as a result, a Fund may lose its ability to use such intellectual property. There is no guarantee the index provider has all the rights to license such intellectual property on behalf of the Fund. In the event the license is terminated or the index provider does not have rights to license such intellectual property, it may have a significant effect on the operation of the respective Fund.

Each Fund is subject to issuer specific change risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Each Fund may be concentrated in stocks of companies in an individual industry if the Fund's corresponding index is concentrated in such industry. A concentration makes a Fund more susceptible to any single occurrence affecting the industry and may subject a Fund to greater market risk than more diversified funds.

Each Fund is considered to be non-diversified. As a result, each Fund is exposed to additional market risk. A non-diversified fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, changes in the market value of a single portfolio security could cause greater fluctuations in share price than would occur in a diversified fund. Furthermore, non-diversified funds are more susceptible to any single political, regulatory or economic occurrence.

Each Fund is not actively managed. A Fund may be affected by a general decline in certain market segments relating to a Fund's corresponding index. A Fund invests in securities included in or representative of its corresponding index regardless of its investment merit. A Fund generally will not attempt to take defensive positions in declining markets.

The First Trust Consumer Discretionary AlphaDEX(R) Fund, the First Trust Consumer Staples AlphaDEX(R) Fund, the First Trust Energy AlphaDEX(R) Fund, the First Trust Financials AlphaDEX(R) Fund, the First Trust Health Care AlphaDEX(R) Fund, the First Trust Industrials/Producer Durables AlphaDEX(R) Fund, the First Trust Materials AlphaDEX(R) Fund, the First Trust Technology AlphaDEX(R) Fund and the First Trust Utilities AlphaDEX(R) Fund may invest in small capitalization and/or mid capitalization companies. Such companies may

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RISK CONSIDERATIONS (CONTINUED)
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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                         SECTOR FUNDS JANUARY 31, 2013
                                  (UNAUDITED)

be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

The First Trust Consumer Discretionary AlphaDEX(R) Fund invests in the securities of companies in the consumer discretionary sector. Companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

The First Trust Consumer Staples AlphaDEX(R) Fund invests in the securities of companies in the consumer staples sector. Companies in the consumer staples sector provide products directly to the consumer that are typically considered non-discretionary items based on consumer purchasing habits and may be affected by a variety of factors which could impact company profitability. For instance, government regulations may affect the permissibility of using various food additives and the production methods of companies that manufacture food products.

The First Trust Energy AlphaDEX(R) Fund invests in the securities of companies in the energy sector. The companies in the energy sector include integrated oil companies that are involved in the exploration, production and refining process, gas distributors and pipeline-related companies and other energy companies involved with mining, producing and delivering energy-related services and drilling. General problems of issuers in the energy sector include volatile fluctuations in price and supply of energy fuels, international politics, terrorist attacks, reduced demand, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Natural disasters such as hurricanes in the Gulf of Mexico will also impact the petroleum industry. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, oil prices have been extremely volatile.

The First Trust Financials AlphaDEX(R) Fund invests in the securities of companies in the financials sector. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; decreases in the availability of capital; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. In addition, the Fund may invest in companies that may be significantly affected by the downturn in the U.S. and world economies that began with the significant decline in the subprime mortgage lending market in the United States.

The First Trust Health Care AlphaDEX(R) Fund invests in the securities of companies in the health care sector. Companies in the health care sector are involved in medical services or health care, including biotechnology research and production, drugs and pharmaceuticals and health care facilities and services, and are subject to extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulation. Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that the product will ever come to market. Health care facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers.

The First Trust Industrials/Producer Durables AlphaDEX(R) Fund invests in the securities of companies in the industrials and producer durables sectors. Many companies in these sectors convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industries included in these sectors are electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

The First Trust Materials AlphaDEX(R) Fund invests in the securities of companies in the materials sector. Companies in the materials sector are involved in the extracting or processing of raw materials. General risks of these companies include the general state of the economy, consolidation, domestic and international politics and excess capacity. In addition, materials companies may also be significantly affected by volatility of commodity prices, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

The First Trust Technology AlphaDEX(R) Fund invests in the securities of companies in the technology sector. General risks of technology companies include the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards, and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel.

                                                                         Page 67

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RISK CONSIDERATIONS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                         SECTOR FUNDS JANUARY 31, 2013
                                  (UNAUDITED)



The First Trust Utilities AlphaDEX(R) Fund invests in the securities of companies in the utilities sector. General problems of issuers in the utilities sector include the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. All of such issuers have been experiencing certain of these problems in varying degrees.

Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of a Fund's assets can decline as can the value of a Fund's distributions. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

The Funds may invest in non-U.S. securities publicly traded in the United States. Securities issued by non-U.S. companies present risks beyond those of securities of U.S. issuers. Risks of investing in non-U.S. securities include: different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluation, blockages or transfer restrictions; changes in non-U.S. currency exchange rates; taxes; restrictions on non-U.S. investments and exchange of securities; and less government supervision and regulation of issuers in non-U.S. countries. Prices of non-U.S. securities also may be more volatile.

              NOT FDIC INSURED NOT BANK GUARANTEED MAY LOSE VALUE



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FIRST TRUST

First Trust Exchange-Traded AlphaDEX(R) Fund
Sector Funds

--------------------------------------------------------------------------------

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187


ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286


INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606


LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


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[BLANK BACK COVER]


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FIRST TRUST

First Trust Exchange-Traded AlphaDEX(R) Fund

Semi-Annual Report                                     January 31, 2013

--------------------------------------------------------------------------------

AlphaDEX(R) Style Funds

First Trust Large Cap Core AlphaDEX(R) Fund

First Trust Mid Cap Core AlphaDEX(R) Fund

First Trust Small Cap Core AlphaDEX(R) Fund

First Trust Large Cap Value AlphaDEX(R) Fund

First Trust Large Cap Growth -AlphaDEX(R) Fund

First Trust Multi Cap Value AlphaDEX(R) Fund

First Trust Multi Cap Growth AlphaDEX(R) Fund

First Trust Mid Cap Value AlphaDEX(R) Fund

First Trust Mid Cap Growth AlphaDEX(R) Fund

First Trust Small Cap Value AlphaDEX(R) Fund

First Trust Small Cap Growth AlphaDEX(R) Fund

First Trust Mega Cap AlphaDEX(R) Fund

                                  ALPHADEX(R)

                                 FAMILY OF ETFS

      AlphaDEX(R) is a registered trademark of First Trust Portfolios L.P.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------


                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                JANUARY 31, 2013

Shareholder Letter..........................................................   2
Market Overview.............................................................   3
Fund Performance Overview
      First Trust Large Cap Core AlphaDEX(R) Fund...........................   4
      First Trust Mid Cap Core AlphaDEX(R) Fund.............................   6
      First Trust Small Cap Core AlphaDEX(R) Fund...........................   8
      First Trust Large Cap Value AlphaDEX(R) Fund..........................  10
      First Trust Large Cap Growth AlphaDEX(R) Fund.........................  12
      First Trust Multi Cap Value AlphaDEX(R) Fund..........................  14
      First Trust Multi Cap Growth AlphaDEX(R) Fund.........................  16
      First Trust Mid Cap Value AlphaDEX(R) Fund............................  18
      First Trust Mid Cap Growth AlphaDEX(R) Fund...........................  20
      First Trust Small Cap Value AlphaDEX(R) Fund..........................  22
      First Trust Small Cap Growth AlphaDEX(R) Fund.........................  24
      First Trust Mega Cap AlphaDEX(R) Fund.................................  26
Notes to Fund Performance Overview..........................................  28
Understanding Your Fund Expenses............................................  29
Portfolio of Investments
      First Trust Large Cap Core AlphaDEX(R) Fund...........................  31
      First Trust Mid Cap Core AlphaDEX(R) Fund.............................  37
      First Trust Small Cap Core AlphaDEX(R) Fund...........................  43
      First Trust Large Cap Value AlphaDEX(R) Fund..........................  51
      First Trust Large Cap Growth AlphaDEX(R) Fund.........................  55
      First Trust Multi Cap Value AlphaDEX(R) Fund..........................  59
      First Trust Multi Cap Growth AlphaDEX(R) Fund.........................  68
      First Trust Mid Cap Value AlphaDEX(R) Fund............................  76
      First Trust Mid Cap Growth AlphaDEX(R) Fund...........................  80
      First Trust Small Cap Value AlphaDEX(R) Fund..........................  83
      First Trust Small Cap Growth AlphaDEX(R) Fund.........................  88
      First Trust Mega Cap AlphaDEX(R) Fund.................................  92
Statements of Assets and Liabilities........................................  94
Statements of Operations....................................................  97
Statements of Changes in Net Assets......................................... 100
Financial Highlights........................................................ 104
Notes to Financial Statements............................................... 111
Additional Information...................................................... 120
Risk Considerations......................................................... 121

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                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS
--------------------------------------------------------------------------------

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds" to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" at the end of this report for a discussion of other risks in investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the portfolio commentary by Robert F. Carey, Chief Market Strategist, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

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SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                JANUARY 31, 2013


Dear Shareholders:

I am pleased to present you with the semi-annual report for your investment in First Trust Exchange-Traded AlphaDEX(R) Fund.

The report you hold contains detailed information about the Style Funds of the First Trust Exchange-Traded AlphaDEX(R) Fund for the six months ended January 31, 2013. It contains a market overview and a performance analysis for the period. Because we believe a successful investor is typically a knowledgeable one, I encourage you to read this document and discuss it with your financial advisor.

First Trust continues to be a long-term investor and investment manager. Our goal has always been to bring quality financial solutions to the market regardless of the inevitable ups and downs on Wall Street. We have always believed, as I have written previously, that there are two ways to attain success in reaching your financial goals: staying invested in quality products and having a long-term investment horizon. We remain committed to this approach in the products we manage or supervise and offer to investors.

For investors seeking long-term investment success, First Trust offers a variety of products designed for the longer term. We encourage you to talk to your advisor about the other investments First Trust offers and to discuss your goals with your advisor regularly so that he or she can help keep you on track.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals. I look forward to the rest of 2013 and to the next edition of your Fund's report.

Sincerely,

/s/ James A. Bowen
--------------------------

James A. Bowen
Chairman of the Board of Trustees of First Trust Exchange-Traded AlphaDEX(R) Fund and Chief Executive Officer of First Trust Advisors L.P.

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MARKET OVERVIEW
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                               SEMI-ANNUAL REPORT
                                JANUARY 31, 2013

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey consults with First Trust's management on market conditions and First Trust's general investment philosophy. Mr. Carey has 23 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE ECONOMY
The U.S. economy posted a GDP growth rate of 2.1% in 2012. For those investors concerned that 2.1% growth is too modest to exploit, consider that the average annual GDP growth rate in the U.S. from 1998 to 2012 was the same 2.1%, according to data from the Bureau of Labor Statistics. Over that 15-year period, the S&P 500 posted a cumulative total return of 92.79%. That isn't a bad showing when you factor in that the U.S. fought multiple, lengthy wars, endured the fallout from the 9/11 terrorist attacks in 2001, experienced two relatively deep bear markets following the popping of the Internet bubble (2000) and the subprime mortgage-induced financial crisis (2008), as well as many more challenges both domestic and foreign.

The Federal Reserve has injected trillions of dollars of stimulus into the economy since the start of the financial crisis. It has already helped stabilize the commercial and residential real estate markets in the U.S. by artificially keeping interest rates at or near historically low levels. While we continue to see job creation on a monthly basis, the number of new jobs created, 184,620 per month on average in 2012, is at least 66,000 below the low-end of the desired target of 250,000. We believe a good amount of the stimulus is simply sitting idle waiting to be put to work. Some smart policy making out of Washington, D.C. early in 2013 could inspire a real boost in economic activity, in our opinion.

While we wait for Congress to get its collective act together, consumers continue to make progress in terms of getting their fiscal houses in order. The S&P/Experian Consumer Credit Default Composite Index stood at 1.63% in January 2013, down from 1.72% in December 2012 and down from 1.96% in March 2012, which marked the first time it had been below 2.00% since the early days of the U.S. financial crisis in 2007 (1.85% in 7/07), according to the S&P Capital IQ Global Markets Intelligence Group.

Things are even improving at the state level. Data compiled by the Rockefeller Institute shows that total state tax collections rose 2.7% (year-over-year) in Q3'12 (latest quarter where data is available), the 11th consecutive quarter in which revenues were up, according to its own release. That is higher than the Institute's initial Q3'12 estimate of 2.1% back in December. Thirty-nine states reported a year-over-year increase in total tax revenues. Corporate income tax collections increased the most, up 5.8% (year-over-year). The fiscal year for state tax collections ends in September. In nominal terms, the $183.9 billion in total state tax revenues for fiscal year 2012 surpassed the previous fiscal year high of $181.3 billion in 2008.

U.S. STOCKS AND BONDS
All three major Standard & Poor's stock indices posted positive total returns for the six-month period ended January 31, 2013. The S&P 500(R) Index, S&P MidCap 400(R) Index and S&P SmallCap 600(R) Index returned 9.91%, 17.19%, and 14.84%, respectively, according to Bloomberg. Eight of the 10 major sectors in the S&P 500(R) Index posted gains. The top-performing sector was Financials, up 19.92%, while the poorest showing came from Telecommunication Services, down 1.57%. Utilities also struggled, falling 1.15%. The 2013 estimated earnings growth rates for the companies in the S&P 500(R) Index, S&P MidCap 400(R) Index and S&P SmallCap 600(R) Index were 14.65%, 19.80% and 34.66%, respectively, as of 2/27/13, according to Standard & Poor's.

In the U.S. bond market, the top-performing major group for the six-month period ended January 31, 2013 was high-yield corporate bonds. The Barclays Capital U.S. Corporate High Yield Index posted a total return of 7.37%. The next closest major domestic category was municipal bonds, up 2.93%, as measured by the Barclays Capital Municipal Bond: Long Bond (22+) Index. Investors seeking higher rates of return gravitated to high-yield corporates and municipals. The yield on the benchmark 10-Year T-Note rose 52 basis points to 1.99% for the six-month period ended January 31, 2013, but remained low on a historical basis.

FOREIGN STOCKS AND BONDS
For the six-month period ended January 31, 2013, investors seeking income from foreign debt obligations also appeared to favor higher-yielding issues. The Barclays Capital Global Aggregate Index of higher-quality debt returned 0.68%
(USD), well below the 6.62% total return for the Barclays Capital Global Emerging Markets Index of debt securities. With respect to foreign equities, the edge in performance went to shares from developed nations. The MSCI World Index (excluding the U.S.) of stocks from developed countries posted a total return of 17.97% (USD), versus a gain of 13.14% (USD) by the MSCI Emerging Markets Index of stocks. The stabilization efforts pertaining to the European debt crisis, largely a result of the announcement of a bond-buying commitment from the European Central Bank to shore up liquidity, provided an important backstop to risk for equity investors. The U.S. dollar modestly bolstered returns for U.S. investors by declining 1.46% against a basket of major currencies in the six-month span, as measured by the U.S. Dollar Index (DXY).

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FUND PERFORMANCE OVERVIEW
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FEX - FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

The First Trust Large Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Large Cap Core Index (the "Large Cap Core Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Large Cap Core Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FEX."

The Large Cap Core Index is a modified equal-dollar weighted index designed by S&P Dow Jones Indices LLC ("S&P"), to objectively identify and select stocks from the S&P 500(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL               CUMULATIVE
                                                                                 TOTAL RETURNS               TOTAL RETURNS
                                               6 Months       1 Year         5 Years      Inception      5 Years     Inception
                                                 Ended         Ended          Ended      (05/08/07)       Ended     (05/08/07)
                                               01/31/13      01/31/13       01/31/13     to 01/31/13    01/31/13    to 01/31/13
FUND PERFORMANCE
NAV                                             14.98%        16.66%         5.20%          2.66%        28.83%       16.23%
Market Price                                    15.03%        16.54%         5.26%          2.66%        29.24%       16.25%

INDEX PERFORMANCE
Defined Large Cap Core Index                    15.41%        17.48%         6.00%          3.44%        33.83%       21.40%
S&P 500(R) Index                                 9.91%        16.78%         3.97%          2.10%        21.51%       12.66%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Consumer Discretionary                        17.69%
Industrials                                   14.63
Energy                                        14.29
Financials                                    12.13
Information Technology                        12.03
Health Care                                    9.26
Utilities                                      7.04
Materials                                      6.41
Consumer Staples                               4.57
Telecommunication Services                     1.95
                                             -------
    Total                                    100.00%
                                             =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
Netflix, Inc.                                  0.74%
Dell, Inc.                                     0.54
Hess Corp.                                     0.53
Halliburton Co.                                0.49
Marathon Petroleum Corp.                       0.49
Xerox Corp.                                    0.49
Helmerich & Payne, Inc.                        0.48
Nabors Industries Ltd.                         0.48
Occidental Petroleum Corp.                     0.48
PulteGroup, Inc.                               0.48
                                             -------
    Total                                      5.20%
                                             =======


------------------------
The Defined Large Cap Core Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Large Cap Core Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P Dow Jones Indices LLC and have been sub-licensed for use by First Trust Portfolios L.P. The First Trust Large Cap Core AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FEX - FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (CONTINUED)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MAY 8, 2007 - JANUARY 31, 2013

          First Trust Large Cap Core      Defined Large Cap          S&P 500(R)
               AlphaDEX(R) Fund              Core Index                 Index
5/8/07              10000                       10000                   10000
7/31/07              9560                        9579                    9690
1/31/08              9022                        9071                    9271
7/31/08              8304                        8383                    8615
1/31/09              5325                        5398                    5690
7/31/09              6711                        6830                    6896
1/31/10              7618                        7783                    7576
7/31/10              8205                        8410                    7850
1/31/11              9765                       10049                    9257
7/31/11              9891                       10216                    9393
1/31/12              9963                       10335                    9647
7/31/12             10109                       10520                   10250
1/31/13             11623                       12141                   11266


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2007 through January 31, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/07 - 7/31/08         126                 2               7               0
8/1/08 - 7/31/09         106                 9               2               1
8/1/09 - 7/31/10         151                 0               0               0
8/1/10 - 7/31/11         211                 0               0               0
8/1/11 - 7/31/12         190                 2               0               0
8/1/12 - 1/31/13          61                 0               0               0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/07 - 7/31/08         109                 5               1               0
8/1/08 - 7/31/09         127                 8               2               0
8/1/09 - 7/31/10         100                 0               0               0
8/1/10 - 7/31/11          41                 0               0               0
8/1/11 - 7/31/12          61                 0               0               0
8/1/12 - 1/31/13          62                 2               0               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FNX - FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

The First Trust Mid Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Mid Cap Core Index (the "Mid Cap Core Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Mid Cap Core Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FNX."

The Mid Cap Core Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P MidCap 400 Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL               CUMULATIVE
                                                                                 TOTAL RETURNS               TOTAL RETURNS
                                               6 Months       1 Year        5 Years       Inception      5 Years     Inception
                                                 Ended         Ended         Ended       (05/08/07)       Ended     (05/08/07)
                                               01/31/13      01/31/13      01/31/13      to 01/31/13    01/31/13    to 01/31/13
FUND PERFORMANCE
NAV                                             16.76%        15.69%         9.15%          5.70%        54.91%       37.44%
Market Price                                    16.90%        15.69%         9.18%          5.71%        55.14%       37.48%

INDEX PERFORMANCE
Defined Mid Cap Core Index                      17.18%        16.56%        10.00%          6.50%        61.05%       43.51%
S&P MidCap 400(R) Index                         17.19%        18.56%         7.99%          5.17%        46.84%       33.50%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Industrials                                   20.34%
Consumer Discretionary                        19.60
Information Technology                        15.07
Financials                                    12.46
Materials                                      8.89
Energy                                         8.02
Health Care                                    6.58
Utilities                                      5.09
Consumer Staples                               3.48
Telecommunication Services                     0.47
                                             -------
    Total                                    100.00%
                                             =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
WMS Industries, Inc.                           0.73%
Office Depot, Inc.                             0.69
Cree, Inc.                                     0.66
KB Home                                        0.63
Superior Energy Services, Inc.                 0.63
QLogic Corp.                                   0.62
Atwood Oceanics, Inc.                          0.60
Avnet, Inc.                                    0.60
LifePoint Hospitals, Inc.                      0.60
Terex Corp.                                    0.60
                                             -------
    Total                                      6.36%
                                             =======

------------------------
The Defined Mid Cap Core Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Mid Cap Core Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P Dow Jones Indices LLC and have been sub-licensed for use by First Trust Portfolios L.P. The First Trust Mid Cap Core AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FNX - FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (CONTINUED)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MAY 8, 2007 - JANUARY 31, 2013

           First Trust Mid Cap Core       Defined Mid Cap      S&P MidCap 400(R)
               AlphaDEX(R) Fund             Core Index               Index
5/8/07              10000                      10000                 10000
7/31/07              9527                       9540                  9615
1/31/08              8872                       8911                  9091
7/31/08              8812                       8889                  9138
1/31/09              5561                       5625                  5731
7/31/09              7453                       7576                  7288
1/31/10              8498                       8674                  8215
7/31/10              9236                       9464                  8951
1/31/11             11339                      11665                 10964
7/31/11             11693                      12072                 11256
1/31/12             11880                      12312                 11260
7/31/12             11771                      12248                 11391
1/31/13             13743                      14352                 13350


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2007 through January 31, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/07 - 7/31/08         124                14               4               0
8/1/08 - 7/31/09          95                 9               1               2
8/1/09 - 7/31/10         184                 2               0               0
8/1/10 - 7/31/11         217                 0               0               0
8/1/11 - 7/31/12         151                 0               0               0
8/1/12 - 1/31/13          68                 2               0               0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/07 - 7/31/08         102                 4               2               0
8/1/08 - 7/31/09         138                10               0               0
8/1/09 - 7/31/10          65                 0               0               0
8/1/10 - 7/31/11          35                 0               0               0
8/1/11 - 7/31/12         102                 0               0               0
8/1/12 - 1/31/13          54                 1               0               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FYX - FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

The First Trust Small Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Small Cap Core Index (the "Small Cap Core Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Small Cap Core Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FYX."

The Small Cap Core Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P SmallCap 600 Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL               CUMULATIVE
                                                                                 TOTAL RETURNS               TOTAL RETURNS
                                               6 Months       1 Year        5 Years       Inception     5 Years      Inception
                                                 Ended         Ended         Ended       (05/08/07)      Ended      (05/08/07)
                                               01/31/13      01/31/13       01/31/13     to 01/31/13    01/31/13    to 01/31/13
FUND PERFORMANCE
NAV                                             16.35%        13.43%         7.81%          3.74%        45.62%       23.43%
Market Price                                    16.52%        13.56%         7.87%          3.76%        46.02%       23.58%

INDEX PERFORMANCE
Defined Small Cap Core Index                    16.82%        14.38%         8.68%          4.60%        51.65%       29.43%
S&P SmallCap 600(R) Index                       14.84%        15.45%         7.40%          4.01%        42.87%       25.32%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Consumer Discretionary                        22.65%
Information Technology                        17.32
Industrials                                   16.74
Financials                                    12.85
Health Care                                    8.41
Materials                                      8.41
Energy                                         5.56
Consumer Staples                               4.04
Utilities                                      2.45
Telecommunication Services                     1.57
                                             -------
    Total                                    100.00%
                                             =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
VOXX International Corp.                       0.50%
OM Group, Inc.                                 0.44
Brunswick Corp.                                0.43
Quiksilver, Inc.                               0.43
Virtus Investment Partners, Inc.               0.43
Cash America International, Inc.               0.42
On Assignment, Inc.                            0.42
United Online, Inc.                            0.42
Brooks Automation, Inc.                        0.41
Lithia Motors, Inc., Class A                   0.40
                                             -------
    Total                                      4.30%
                                             =======

------------------------
The Defined Small Cap Core Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Small Cap Core Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P Dow Jones Indices LLC and have been sub-licensed for use by First Trust Portfolios L.P. The First Trust Small Cap Core AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FYX - FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (CONTINUED)



                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MAY 8, 2007 - JANUARY 31, 2013

          First Trust Small Cap Core     Defined Small Cap     S&P SmallCap 600(R)
               AlphaDEX(R) Fund             Core Index                Index
5/8/07              10000                      10000                  10000
7/31/07              9433                       9454                   9535
1/31/08              8476                       8534                   8771
7/31/08              8288                       8382                   8746
1/31/09              5043                       5124                   5550
7/31/09              6981                       7125                   7060
1/31/10              7805                       8001                   7712
7/31/10              8421                       8667                   8414
1/31/11             10106                      10442                  10097
7/31/11             10460                      10846                  10494
1/31/12             10881                      11315                  10855
7/31/12             10608                      11080                  10914
1/31/13             12343                      12944                  12533


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2007 through January 31, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/07 - 7/31/08         116                 5               5               0
8/1/08 - 7/31/09         102                 5               5               0
8/1/09 - 7/31/10         112                 0               0               0
8/1/10 - 7/31/11         195                 0               0               0
8/1/11 - 7/31/12         146                 0               0               0
8/1/12 - 1/31/13          88                 2               0               0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/07 - 7/31/08         116                 5               3               0
8/1/08 - 7/31/09         131                 9               3               0
8/1/09 - 7/31/10         139                 0               0               0
8/1/10 - 7/31/11          57                 0               0               0
8/1/11 - 7/31/12         106                 1               0               0
8/1/12 - 1/31/13          35                 0               0               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FTA - FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND

The First Trust Large Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Large Cap Value Index (the "Large Cap Value Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Large Cap Value Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FTA."

The Large Cap Value Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P 500(R) Value Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL               CUMULATIVE
                                                                                 TOTAL RETURNS               TOTAL RETURNS
                                               6 Months       1 Year        5 Years       Inception     5 Years      Inception
                                                 Ended        Ended          Ended       (05/08/07)      Ended      (05/08/07)
                                               01/31/13      01/31/13       01/31/13     to 01/31/13    01/31/13    to 01/31/13
FUND PERFORMANCE
NAV                                             17.04%        18.72%         6.28%          3.17%        35.57%       19.59%
Market Price                                    17.20%        18.75%         6.33%          3.18%        35.92%       19.66%

INDEX PERFORMANCE
Defined Large Cap Value Index                   17.49%        19.63%         7.13%          3.99%        41.09%       25.18%
S&P 500(R) Index                                 9.91%        16.78%         3.97%          2.10%        21.51%       12.66%
S&P 500(R) Value Index                          14.08%        19.47%         1.84%          0.04%         9.55%        0.21%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Energy                                        21.04%
Financials                                    13.50
Utilities                                     12.37
Information Technology                        11.99
Consumer Discretionary                        10.97
Industrials                                   10.42
Health Care                                    8.44
Consumer Staples                               5.37
Materials                                      3.70
Telecommunication Services                     2.20
                                             -------
    Total                                    100.00%
                                             =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
Dell, Inc.                                     0.99%
Hess Corp.                                     0.97
Halliburton Co.                                0.89
Xerox Corp.                                    0.89
Nabors Industries Ltd.                         0.88
Occidental Petroleum Corp.                     0.88
Helmerich & Payne, Inc.                        0.87
Phillips 66                                    0.87
Tyson Foods, Inc., Class A                     0.87
Big Lots, Inc.                                 0.86
                                             -------
    Total                                      8.97%
                                             =======

------------------------
The Defined Large Cap Value Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Large Cap Value Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P Dow Jones Indices LLC and have been sub-licensed for use by First Trust Portfolios L.P. The First Trust Large Cap Value AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FTA - FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (CONTINUED)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MAY 8, 2007 - JANUARY 31, 2013

         First Trust Large Cap Value        Defined Large          S&P 500(R)      S&P 500(R)
              AlphaDEX(R) Fund             Cap Value Index           Index         Value Index
5/8/07              10000                       10000                10000            10000
7/31/07             9450                         9462                 9690             9586
1/31/08             8821                         8870                 9271             9148
7/31/08             7858                         7933                 8615             8066
1/31/09             4993                         5064                 5690             5060
7/31/09             6661                         6790                 6896             6157
1/31/10             7765                         7947                 7576             6840
7/31/10             8228                         8447                 7850             7079
1/31/11             9688                         9988                 9257             8294
7/31/11             9733                        10072                 9393             8153
1/31/12             10072                       10465                 9647             8388
7/31/12             10216                       10655                10250             8784
1/31/13             11957                       12519                11266            10021


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2007 through January 31, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/07 - 7/31/08         127                 3               5               0
8/1/08 - 7/31/09         115                 7               5               1
8/1/09 - 7/31/10         155                 0               0               0
8/1/10 - 7/31/11         228                 0               0               0
8/1/11 - 7/31/12         193                 0               0               0
8/1/12 - 1/31/13          74                 1               0               0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/07 - 7/31/08         109                 5               1               0
8/1/08 - 7/31/09         119                 7               0               1
8/1/09 - 7/31/10          96                 0               0               0
8/1/10 - 7/31/11          24                 0               0               0
8/1/11 - 7/31/12          60                 0               0               0
8/1/12 - 1/31/13          49                 1               0               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FTC - FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND

The First Trust Large Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Large Cap Growth Index (the "Large Cap Growth Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Large Cap Growth Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FTC."

The Large Cap Growth Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P 500(R) Growth Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL               CUMULATIVE
                                                                                 TOTAL RETURNS               TOTAL RETURNS
                                               6 Months       1 Year        5 Years       Inception     5 Years      Inception
                                                Ended         Ended          Ended       (05/08/07)      Ended      (05/08/07)
                                               01/31/13      01/31/13       01/31/13     to 01/31/13    01/31/13    to 01/31/13
FUND PERFORMANCE
NAV                                             11.98%        13.40%         3.27%          1.63%        17.44%        9.70%
Market Price                                    12.12%        13.58%         3.32%          1.66%        17.75%        9.87%

INDEX PERFORMANCE
Defined Large Cap Growth Index                  12.32%        14.14%         4.04%          2.38%        21.92%       14.46%
S&P 500(R) Index                                 9.91%        16.78%         3.97%          2.10%        21.51%       12.66%
S&P 500(R) Growth Index                          6.39%        14.42%         6.04%          4.13%        34.05%       26.13%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Consumer Discretionary                        26.51%
Industrials                                   19.67
Information Technology                        12.15
Financials                                    11.30
Health Care                                    9.80
Materials                                      9.76
Energy                                         5.95
Consumer Staples                               3.19
Telecommunication Services                     1.67
                                             -------
    Total                                    100.00%
                                             =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
Netflix, Inc.                                  1.69%
Marathon Petroleum Corp.                       1.12
PulteGroup, Inc.                               1.09
Thermo Fisher Scientific, Inc.                 1.08
PerkinElmer, Inc.                              1.06
Seagate Technology PLC                         1.06
Masco Corp.                                    1.05
Tesoro Corp.                                   1.05
Moody's Corp.                                  1.04
Southwest Airlines Co.                         1.04
                                             -------
    Total                                     11.28%
                                             =======

------------------------
The Defined Large Cap Growth Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Large Cap Growth Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P Dow Jones Indices LLC and have been sub-licensed for use by First Trust Portfolios L.P. The First Trust Large Cap Growth AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FTC - FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (CONTINUED)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MAY 8, 2007 - JANUARY 31, 2013

         First Trust Large Cap Growth     Defined Large Cap     S&P 500(R)       S&P 500(R)
               AlphaDEX(R) Fund             Growth Index          Index         Growth Index
5/8/07              10000                       10000             10000            10000
7/31/07              9740                        9757              9690             9802
1/31/08              9341                        9388              9271             9410
7/31/08              8900                        8982              8615             9185
1/31/09              5737                        5807              5690             6357
7/31/09              6730                        6840              6896             7675
1/31/10              7373                        7518              7576             8341
7/31/10              8090                        8282              7850             8651
1/31/11              9790                       10064              9257            10272
7/31/11              9985                       10309              9393            10740
1/31/12              9674                       10028              9647            11023
7/31/12              9797                       10191             10250            11854
1/31/13             10970                       11446             11266            12612


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2007 through January 31, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/07 - 7/31/08         132                 2               5               0
8/1/08 - 7/31/09         113                 4               2               0
8/1/09 - 7/31/10         146                 0               0               0
8/1/10 - 7/31/11         193                 0               0               0
8/1/11 - 7/31/12         153                 0               0               0
8/1/12 - 1/31/13          24                 0               0               0


FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/07 - 7/31/08         105                 5               1               0
8/1/08 - 7/31/09         133                 3               0               0
8/1/09 - 7/31/10         105                 0               0               0
8/1/10 - 7/31/11          59                 0               0               0
8/1/11 - 7/31/12         100                 0               0               0
8/1/12 - 1/31/13          99                 2               0               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FAB - FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

The First Trust Multi Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Multi Cap Value Index (the "Multi Cap Value Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Multi Cap Value Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FAB."

The Multi Cap Value Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P Composite 1500 Value Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL               CUMULATIVE
                                                                                 TOTAL RETURNS               TOTAL RETURNS
                                               6 Months       1 Year        5 Years       Inception     5 Years      Inception
                                                 Ended        Ended          Ended       (05/08/07)      Ended      (05/08/07)
                                               01/31/13      01/31/13       01/31/13     to 01/31/13    01/31/13    to 01/31/13
FUND PERFORMANCE
NAV                                             17.90%        17.04%         7.99%          4.17%        46.90%       26.38%
Market Price                                    18.15%        17.13%         8.07%          4.19%        47.41%       26.52%

INDEX PERFORMANCE
Defined Multi Cap Value Index                   18.39%        17.97%         8.87%          5.02%        52.97%       32.40%
S&P Composite 1500(R) Index                     10.66%        16.88%         4.42%          2.42%        24.13%       14.67%
S&P Composite 1500(R) Value Index               14.51%        19.34%         2.43%          0.44%        12.77%        2.53%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Energy                                        15.63%
Consumer Discretionary                        14.68
Financials                                    13.43
Information Technology                        13.43
Industrials                                   12.76
Utilities                                      9.68
Health Care                                    7.83
Materials                                      6.18
Consumer Staples                               4.57
Telecommunication Services                     1.81
                                             -------
    Total                                    100.00%
                                             =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
Dell, Inc.                                     0.50%
Hess Corp.                                     0.48
Halliburton Co.                                0.45
Xerox Corp.                                    0.45
Helmerich & Payne, Inc.                        0.44
Nabors Industries Ltd.                         0.44
Occidental Petroleum Corp.                     0.44
Phillips 66                                    0.44
Big Lots, Inc.                                 0.43
Tyson Foods, Inc., Class A                     0.43
                                             -------
    Total                                      4.50%
                                             =======

------------------------
The Defined Multi Cap Value Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Multi Cap Value Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P Dow Jones Indices LLC and have been sub-licensed for use by First Trust Portfolios L.P. The First Trust Multi Cap Value AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FAB - FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (CONTINUED)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MAY 8, 2007 - JANUARY 31, 2013

             First Trust Multi Cap        Defined Multi Cap         S&P Composite          S&P Composite 1500(R)
            Value AlphaDEX(R) Fund           Value Index            1500(R) Index               Value Index
5/8/07               10000                      10000                   10000                      10000
7/31/07               9317                       9334                    9678                       9567
1/31/08               8603                       8655                    9241                       9092
7/31/08               7870                       7948                    8661                       8123
1/31/09               4973                       5045                    5446                       5336
7/31/09               6964                       7099                    6931                       6238
1/31/10               8086                       8275                    7629                       6942
7/31/10               8611                       8845                    7953                       7218
1/31/11              10279                      10602                    9414                       8479
7/31/11              10345                      10707                    9571                       8355
1/31/12              10799                      11224                    9811                       8592
7/31/12              10720                      11185                   10362                       8955
1/31/13              12639                      13242                   11467                      10254


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2007 through January 31, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/07 - 7/31/08         128                 6               2               0
8/1/08 - 7/31/09         126                 8               0               0
8/1/09 - 7/31/10         113                 0               0               0
8/1/10 - 7/31/11         168                 0               0               0
8/1/11 - 7/31/12         141                 0               0               0
8/1/12 - 1/31/13          79                 2               0               0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/07 - 7/31/08         106                 6               2               0
8/1/08 - 7/31/09         113                 8               0               0
8/1/09 - 7/31/10         138                 0               0               0
8/1/10 - 7/31/11          84                 0               0               0
8/1/11 - 7/31/12         111                 1               0               0
8/1/12 - 1/31/13          43                 1               0               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FAD - FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

The First Trust Multi Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Multi Cap Growth Index (the "Multi Cap Growth Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Multi Cap Growth Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FAD."

The Multi Cap Growth Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P Composite 1500 Growth Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL               CUMULATIVE
                                                                                 TOTAL RETURNS               TOTAL RETURNS
                                               6 Months       1 Year         5 Years      Inception      5 Years     Inception
                                                 Ended         Ended          Ended      (05/08/07)       Ended     (05/08/07)
                                               01/31/13      01/31/13       01/31/13     to 01/31/13    01/31/13    to 01/31/13
FUND PERFORMANCE
NAV                                             12.59%        13.56%         5.16%          3.01%        28.61%       18.53%
Market Price                                    12.64%        13.57%         5.19%          3.00%        28.77%       18.50%

INDEX PERFORMANCE
Defined Multi Cap Growth Index                  12.99%        14.40%         5.98%          3.80%        33.69%       23.87%
S&P Composite 1500(R) Index                     10.66%        16.88%         4.42%          2.42%        24.13%       14.67%
S&P Composite 1500(R) Growth Index               7.37%        14.70%         6.37%          4.39%        36.17%       27.96%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Consumer Discretionary                        25.21%
Industrials                                   21.69
Information Technology                        14.75
Financials                                    11.20
Materials                                      9.18
Health Care                                    8.73
Energy                                         4.75
Consumer Staples                               3.42
Telecommunication Services                     0.97
Utilities                                      0.10
                                             -------
    Total                                    100.00%
                                             =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
Netflix, Inc.                                  0.85%
Marathon Petroleum Corp.                       0.56
PulteGroup, Inc.                               0.54
Thermo Fisher Scientific, Inc.                 0.54
PerkinElmer, Inc.                              0.53
Seagate Technology PLC                         0.53
Masco Corp.                                    0.52
Moody's Corp.                                  0.52
Southwest Airlines Co.                         0.52
Tesoro Corp.                                   0.52
                                             -------
    Total                                      5.63%
                                             =======

------------------------
The Defined Multi Cap Growth Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Multi Cap Growth Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P Dow Jones Indices LLC and have been sub-licensed for use by First Trust Portfolios L.P. The First Trust Multi Cap Growth AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FAD - FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (CONTINUED)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MAY 8, 2007 - JANUARY 31, 2013

             First Trust Multi Cap        Defined Multi Cap       S&P Composite         S&P Composite 1500(R)
            Growth AlphaDEX(R) Fund         Growth Index          1500(R) Index             Growth Index
5/8/07               10000                      10000                 10000                     10000
7/31/07               9797                       9818                  9678                      9796
1/31/08               9217                       9265                  9241                      9396
7/31/08               9224                       9309                  8661                      9223
1/31/09               5782                       5854                  5689                      6307
7/31/09               6961                       7078                  6931                      7669
1/31/10               7641                       7801                  7629                      8350
7/31/10               8399                       8608                  7953                      8725
1/31/11              10221                      10518                  9414                     10412
7/31/11              10644                      10997                  9571                     10907
1/31/12              10438                      10827                  9811                     11155
7/31/12              10528                      10963                 10362                     11916
1/31/13              11853                      12387                 11467                     12794


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2007 through January 31, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/07 - 7/31/08         128                 5               3               0
8/1/08 - 7/31/09          96                12               1               2
8/1/09 - 7/31/10         128                 0               0               0
8/1/10 - 7/31/11         176                 0               0               0
8/1/11 - 7/31/12         156                 0               0               0
8/1/12 - 1/31/13          66                 0               0               0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/07 - 7/31/08         108                 5               1               0
8/1/08 - 7/31/09         137                 7               0               0
8/1/09 - 7/31/10         122                 1               0               0
8/1/10 - 7/31/11          76                 0               0               0
8/1/11 - 7/31/12          97                 0               0               0
8/1/12 - 1/31/13          57                 2               0               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FNK - FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND

The First Trust Mid Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Mid Cap Value Index (the "Mid Cap Value Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Multi Cap Growth Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FNK."

The Mid Cap Value Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P(R) MidCap 400 Value Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

-------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL       CUMULATIVE
                                                                                 TOTAL RETURNS       TOTAL RETURNS
                                                  6 Months         1 Year          Inception           Inception
                                                    Ended          Ended           (04/19/11)         (04/19/11)
                                                  01/31/13        01/31/13        to 01/31/13         to 01/31/13

FUND PERFORMANCE
NAV                                                18.42%          17.86%             9.53%             17.66%
Market Price                                       18.19%          17.93%             9.51%             17.61%

INDEX PERFORMANCE
Defined Mid Cap Value Index                        18.85%          18.79%            10.38%             19.29%
S&P MidCap 400(R) Value Index                      17.95%          19.76%             8.88%             16.41%
-------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Consumer Discretionary                        16.23%
Industrials                                   14.70
Information Technology                        14.17
Financials                                    13.62
Energy                                        11.84
Utilities                                      8.89
Materials                                      8.63
Health Care                                    7.46
Consumer Staples                               3.57
Telecommunication Services                     0.89
                                             -------
    Total                                    100.00%
                                             =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
WMS Industries, Inc.                           1.37%
Superior Energy Services, Inc.                 1.17
QLogic Corp.                                   1.15
LifePoint Hospitals, Inc.                      1.13
Atwood Oceanics, Inc.                          1.12
Avnet, Inc.                                    1.12
Commercial Metals Co.                          1.09
Cimarex Energy Co.                             1.08
Guess?, Inc.                                   1.07
Patterson-UTI Energy, Inc.                     1.06
                                             -------
    Total                                     11.36%
                                             =======

------------------------
The Defined Mid Cap Value Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Mid Cap Value Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P Dow Jones Indices LLC and have been sub-licensed for use by First Trust Portfolios L.P. The First Trust Mid Cap Value AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FNK - FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (CONTINUED)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       APRIL 19, 2011 - JANUARY 31, 2013

             First Trust Mid Cap        Defined Mid Cap       S&P MidCap 400(R)
            Value AlphaDEX(R) Fund        Value Index            Value Index
4/19/11             10000                    10000                  10000
7/31/11              9625                     9646                   9581
1/31/12              9982                    10041                   9720
7/31/12              9935                    10036                   9869
1/31/13             11765                    11928                  11640


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 20, 2011 (commencement of trading) through January 31, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
4/20/11 - 7/31/11         66                 0               0               0
8/1/11 - 7/31/12         198                 0               0               0
8/1/12 - 1/31/13          89                 2               0               0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
4/20/11 - 7/31/11          4                 0               0               0
8/1/11 - 7/31/12          55                 0               0               0
8/1/12 - 1/31/13          33                 1               0               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FNY - FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND

The First Trust Mid Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Mid Cap Growth Index (the "Mid Cap Growth Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Mid Cap Growth Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FNY."

The Mid Cap Growth Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P(R) MidCap 400 Growth Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

-------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL       CUMULATIVE
                                                                                 TOTAL RETURNS       TOTAL RETURNS
                                                  6 Months         1 Year          Inception           Inception
                                                    Ended          Ended           (04/19/11)         (04/19/11)
                                                  01/31/13        01/31/13        to 01/31/13         to 01/31/13

FUND PERFORMANCE
NAV                                                14.24%          12.71%             5.75%             10.50%
Market Price                                       14.08%          12.55%             5.70%             10.40%

INDEX PERFORMANCE
Defined Mid Cap Growth Index                       14.71%          13.53%             6.55%             12.01%
S&P MidCap 400(R) Growth Index                     16.46%          17.44%             8.06%             14.85%
-------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Industrials                                   27.70%
Consumer Discretionary                        24.02
Information Technology                        16.24
Financials                                    10.04
Materials                                      8.82
Health Care                                    5.80
Energy                                         3.98
Consumer Staples                               3.40
                                             -------
    Total                                    100.00%
                                             =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
Office Depot, Inc.                             1.53%
Cree, Inc.                                     1.47
KB Home                                        1.40
Terex Corp.                                    1.33
HollyFrontier Corp.                            1.30
Thor Industries, Inc.                          1.30
United Rentals, Inc.                           1.29
Carlisle Cos., Inc.                            1.27
Jones Lang LaSalle, Inc.                       1.27
NCR Corp.                                      1.26
                                             -------
    Total                                     13.42%
                                             =======

------------------------
The Defined Mid Cap Growth Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Mid Cap Growth Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P Dow Jones Indices LLC and have been sub-licensed for use by First Trust Portfolios L.P. The First Trust Mid Cap Growth AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FNY - FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (CONTINUED)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       APRIL 19, 2011 - JANUARY 31, 2013

              First Trust Mid Cap         Defined Mid Cap      S&P MidCap 400(R)
            Growth AlphaDEX(R) Fund        Growth Index           Growth Index
4/19/11              10000                     10000                 10000
7/31/11               9881                      9903                  9910
1/31/12               9804                      9866                  9779
7/31/12               9673                      9765                  9861
1/31/13              11050                     11201                 11485


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 20, 2011 (commencement of trading) through January 31, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
4/20/11 - 7/31/11         61                 0               0               0
8/1/11 - 7/31/12         201                 1               0               0
8/1/12 - 1/31/13          98                 2               0               0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
4/20/11 - 7/31/11          9                 0               0               0
8/1/11 - 7/31/12          51                 0               0               0
8/1/12 - 1/31/13          24                 1               0               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FYT - FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND

The First Trust Small Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Small Cap Value Index (the "Small Cap Value Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Small Cap Value Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FYT."

The Small Cap Value Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P(R) SmallCap 600 Value Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

-------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL       CUMULATIVE
                                                                                 TOTAL RETURNS       TOTAL RETURNS
                                                  6 Months         1 Year          Inception           Inception
                                                    Ended          Ended           (04/19/11)         (04/19/11)
                                                  01/31/13        01/31/13        to 01/31/13         to 01/31/13

FUND PERFORMANCE
NAV                                                19.39%          11.72%            10.46%             19.44%
Market Price                                       19.62%          11.83%            10.52%             19.56%

INDEX PERFORMANCE
Defined Small Cap Value Index                      19.91%          12.71%            11.33%             21.14%
S&P Small Cap 600(R) Value Index                   16.75%          15.62%            10.46%             19.45%
-------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Consumer Discretionary                        21.74%
Information Technology                        15.93
Industrials                                   15.73
Financials                                    12.97
Materials                                      8.71
Energy                                         7.69
Health Care                                    6.86
Consumer Staples                               4.07
Utilities                                      4.07
Telecommunication Services                     2.23
                                             -------
    Total                                    100.00%
                                             =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
VOXX International Corp.                       0.89%
OM Group, Inc.                                 0.77
Quiksilver, Inc.                               0.77
Cash America International, Inc.               0.75
United Online, Inc.                            0.74
Brooks Automation, Inc.                        0.72
Basic Energy Services, Inc.                    0.70
Insight Enterprises, Inc.                      0.70
EZCORP, Inc., Class A                          0.69
OfficeMax, Inc.                                0.69
                                             -------
    Total                                      7.42%
                                             =======

------------------------
The Defined Small Cap Value Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Small Cap Value Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P Dow Jones Indices LLC and have been sub-licensed for use by First Trust Portfolios L.P. The First Trust Small Cap Value AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FYT - FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (CONTINUED)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       APRIL 19, 2011 - JANUARY 31, 2013

            First Trust Small Cap      Defined Small Cap     S&P SmallCap 600(R)
            Value AlphaDEX(R) Fund        Value Index            Value Index
4/19/11             10000                    10000                  10000
7/31/11              9930                     9950                   9813
1/31/12             10692                    10748                  10331
7/31/12             10005                    10103                  10231
1/31/13             11945                    12115                  11945


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 20, 2011 (commencement of trading) through January 31, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
4/20/11 - 7/31/11         38                 0               0               0
8/1/11 - 7/31/12         154                 3               0               0
8/1/12 - 1/31/13          99                 5               0               0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
4/20/11 - 7/31/11         32                 0               0               0
8/1/11 - 7/31/12          95                 1               0               0
8/1/12 - 1/31/13          21                 0               0               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FYC - FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND

The First Trust Small Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Small Cap Growth Index (the "Small Cap Growth Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Small Cap Growth Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FYC."

The Small Cap Growth Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P(R) SmallCap 600 Growth Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

-------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL       CUMULATIVE
                                                                                 TOTAL RETURNS       TOTAL RETURNS
                                                  6 Months         1 Year          Inception           Inception
                                                    Ended          Ended           (04/19/11)         (04/19/11)
                                                  01/31/13        01/31/13        to 01/31/13         to 01/31/13

FUND PERFORMANCE
NAV                                                11.63%          15.39%             7.28%             13.38%
Market Price                                       11.90%          15.55%             7.34%             13.49%

INDEX PERFORMANCE
Defined Small Cap Growth Index                     12.05%          16.30%             8.08%             14.89%
S&P Small Cap 600(R) Growth Index                  13.01%          15.32%             9.24%             17.11%
-------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Consumer Discretionary                        23.77%
Information Technology                        18.97
Industrials                                   17.69
Financials                                    12.68
Health Care                                   10.45
Materials                                      8.28
Consumer Staples                               4.03
Energy                                         2.91
Telecommunication Services                     0.71
Utilities                                      0.51
                                             -------
    Total                                    100.00%
                                             =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
Brunswick Corp.                                1.02%
Virtus Investment Partners, Inc.               1.01
On Assignment, Inc.                            0.99
Lindsay Corp.                                  0.95
Lithia Motors, Inc., Class A                   0.95
Christopher & Banks Corp.                      0.93
Drew Industries, Inc.                          0.93
Standard Pacific Corp.                         0.93
H.B. Fuller Co.                                0.92
Lumber Liquidators Holdings, Inc.              0.92
                                             -------
    Total                                      9.55%
                                             =======

------------------------
The Defined Small Cap Growth Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Small Cap Growth Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P Dow Jones Indices LLC and have been sub-licensed for use by First Trust Portfolios L.P. The First Trust Small Cap Growth AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FYC - FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (CONTINUED)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       APRIL 19, 2011 - JANUARY 31, 2013

             First Trust Small Cap      Defined Small Cap    S&P SmallCap 600(R)
            Growth AlphaDEX(R) Fund        Growth Index          Growth Index
4/19/11              10000                    10000                 10000
7/31/11               9920                     9942                  9982
1/31/12               9826                     9878                 10155
7/31/12              10157                    10253                 10362
1/31/13              11338                    11488                 11710


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 20, 2011 (commencement of trading) through January 31, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
4/20/11 - 7/31/11         61                 0               0               0
8/1/11 - 7/31/12         145                 1               0               0
8/1/12 - 1/31/13          53                 4               0               0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
4/20/11 - 7/31/11          9                 0               0               0
8/1/11 - 7/31/12         105                 2               0               0
8/1/12 - 1/31/13          66                 2               0               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FMK - FIRST TRUST MEGA CAP ALPHADEX(R) FUND

The First Trust Mega Cap AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Mega Cap Index (the "Mega Cap Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Mega Cap Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FMK."

The Mega Cap Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P(R) US BMI universe that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

-------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL       CUMULATIVE
                                                                                 TOTAL RETURNS       TOTAL RETURNS
                                                  6 Months         1 Year          Inception           Inception
                                                   Ended           Ended          (05/11/11)           (05/11/11)
                                                  01/31/13        01/31/13        to 01/31/13         to 01/31/13

FUND PERFORMANCE
NAV                                                13.18%           9.37%             2.68%              4.68%
Market Price                                       13.41%           9.59%             2.80%              4.89%

INDEX PERFORMANCE
Defined Mega Cap Index                             13.59%          10.26%             3.55%              6.20%
S&P 100(R) Index                                    7.52%          16.45%             9.99%             17.85%
-------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Energy                                        22.43%
Consumer Discretionary                        21.48
Financials                                    15.98
Health Care                                   14.81
Information Technology                        10.43
Materials                                      6.77
Consumer Staples                               4.69
Industrials                                    3.41
                                             -------
    Total                                    100.00%
                                             =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
Occidental Petroleum Corp.                     3.63%
Phillips 66                                    3.59
LyondellBasell Industries N.V., Class A        3.50
Lowe's Cos., Inc.                              3.39
Chevron Corp.                                  3.35
Exxon Mobil Corp.                              3.27
Comcast Corp., Class A                         3.21
Intel Corp.                                    3.21
Bank of America Corp.                          3.07
General Motors Co.                             3.07
                                             -------
    Total                                     33.29%
                                             =======

------------------------
The Defined Mega Cap Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Mega Cap Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P Dow Jones Indices LLC and have been sub-licensed for use by First Trust Portfolios L.P. The First Trust Mega Cap AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FMK - FIRST TRUST MEGA CAP ALPHADEX(R) FUND (CONTINUED)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        MAY 11, 2011 - JANUARY 31, 2013

             First Trust Mega Cap           Defined Mega            S&P 100(R)
               AlphaDEX(R) Fund              Cap Index                Index
5/11/11             10000                      10000                  10000
7/31/11              9612                       9632                   9761
1/31/12              9571                       9631                  10120
7/31/12              9248                       9349                  10960
1/31/13             10467                      10619                  11784


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 12, 2011 (commencement of trading) through January 31, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
5/12/11 - 7/31/11         33                 0               0               0
8/1/11 - 7/31/12         183                 0               0               0
8/1/12 - 1/31/13          62                 1               0               0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
5/12/11 - 7/31/11         21                 0               0               0
8/1/11 - 7/31/12          70                 0               0               0
8/1/12 - 1/31/13          60                 2               0               0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated. For certain Funds the total returns would have been lower if certain fees had not been waived and/or expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
UNDERSTANDING YOUR FUND EXPENSES
JANUARY 31, 2013 (UNAUDITED)

As a shareholder of First Trust Large Cap Core AlphaDEX(R) Fund, First Trust Mid Cap Core AlphaDEX(R) Fund, First Trust Small Cap Core AlphaDEX(R) Fund, First Trust Large Cap Value AlphaDEX(R) Fund, First Trust Large Cap Growth AlphaDEX(R) Fund, First Trust Multi Cap Value AlphaDEX(R) Fund, First Trust Multi Cap Growth AlphaDEX(R) Fund, First Trust Mid Cap Value AlphaDEX(R) Fund, First Trust Mid Cap Growth AlphaDEX(R) Fund, First Trust Small Cap Value AlphaDEX(R) Fund, First Trust Small Cap Growth AlphaDEX(R) Fund or First Trust Mega Cap AlphaDEX(R) Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended January 31, 2013.

ACTUAL EXPENSES
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

----------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE         DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH           SIX-MONTH
                                                   AUGUST 1, 2012     JANUARY 31, 2013      PERIOD (a)          PERIOD (b)
----------------------------------------------------------------------------------------------------------------------------
FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND
Actual                                              $1,000.00           $1,149.80               0.67%              $3.63
Hypothetical (5% return before expenses)            $1,000.00           $1,021.83               0.67%              $3.41

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND
Actual                                              $1,000.00           $1,167.60               0.67%              $3.66
Hypothetical (5% return before expenses)            $1,000.00           $1,021.83               0.67%              $3.41

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND
Actual                                              $1,000.00           $1,163.50               0.70%              $3.82
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68               0.70%              $3.57

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND
Actual                                              $1,000.00           $1,170.40               0.70%              $3.83
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68               0.70%              $3.57
----------------------------------------------------------------------------------------------------------------------------

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
JANUARY 31, 2013 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE         DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH           SIX-MONTH
                                                   AUGUST 1, 2012     JANUARY 31, 2013      PERIOD (a)          PERIOD (b)
----------------------------------------------------------------------------------------------------------------------------
FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND
Actual                                              $1,000.00           $1,119.80               0.70%              $3.74
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68               0.70%              $3.57

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND
Actual                                              $1,000.00           $1,179.00               0.70%              $3.84
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68               0.70%              $3.57

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND
Actual                                              $1,000.00           $1,125.90               0.70%              $3.75
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68               0.70%              $3.57

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND
Actual                                              $1,000.00           $1,184.20               0.70%              $3.85
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68               0.70%              $3.57

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND
Actual                                              $1,000.00           $1,142.40               0.70%              $3.78
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68               0.70%              $3.57

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND
Actual                                              $1,000.00           $1,193.90               0.70%              $3.87
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68               0.70%              $3.57

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND
Actual                                              $1,000.00           $1,116.30               0.70%              $3.73
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68               0.70%              $3.57

FIRST TRUST MEGA CAP ALPHADEX(R) FUND
Actual                                              $1,000.00           $1,131.80               0.70%              $3.76
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68               0.70%              $3.57


(a) These expense ratios reflect expense caps for certain Funds. See Note 3 in Notes to Financial Statements.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (August 1, 2012 through January 31, 2013), multiplied by 184/365 (to reflect the one-half year period).

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 99.9%
            AEROSPACE & DEFENSE -- 2.6%
     12,084 Boeing (The) Co.                  $     892,645
     17,527 General Dynamics Corp.                1,162,040
     14,348 Honeywell International, Inc.           979,107
     15,846 L-3 Communications Holdings, Inc.     1,203,028
      3,288 Lockheed Martin Corp.                   285,629
     22,457 Northrop Grumman Corp.                1,460,603
      4,806 Precision Castparts Corp.               881,420
     21,092 Raytheon Co.                          1,111,127
      5,219 Rockwell Collins, Inc.                  307,295
     24,488 Textron, Inc.                           704,275
      3,700 United Technologies Corp.               324,009
                                              -------------
                                                  9,311,178
                                              -------------
            AIR FREIGHT & LOGISTICS -- 0.5%
      9,603 C.H. Robinson Worldwide, Inc.           635,239
     13,238 FedEx Corp.                           1,342,995
                                              -------------
                                                  1,978,234
                                              -------------
            AIRLINES -- 0.5%
    148,208 Southwest Airlines Co.                1,661,412
                                              -------------
            AUTO COMPONENTS -- 0.8%
      8,476 BorgWarner, Inc. (a)                    628,750
     39,677 Delphi Automotive PLC (a)             1,533,913
     19,773 Johnson Controls, Inc.                  614,742
                                              -------------
                                                  2,777,405
                                              -------------
            AUTOMOBILES -- 0.7%
    117,193 Ford Motor Co.                        1,517,649
     18,644 Harley-Davidson, Inc.                   977,319
                                              -------------
                                                  2,494,968
                                              -------------
            BEVERAGES -- 0.8%
     19,132 Coca-Cola Enterprises, Inc.             667,133
     25,731 Constellation Brands, Inc.,
               Class A (a)                          832,655
     28,375 Molson Coors Brewing Co.,
               Class B                            1,281,982
                                              -------------
                                                  2,781,770
                                              -------------
            BIOTECHNOLOGY -- 0.9%
     10,550 Amgen, Inc.                             901,603
      7,711 Celgene Corp. (a)                       763,080
     41,324 Gilead Sciences, Inc. (a)             1,630,232
                                              -------------
                                                  3,294,915
                                              -------------
            BUILDING PRODUCTS -- 0.5%
     91,095 Masco Corp.                           1,675,237
                                              -------------
            CAPITAL MARKETS -- 1.6%
     19,386 Ameriprise Financial, Inc.            1,285,680
     35,431 Bank of New York Mellon (The)
               Corp.                                962,306
      1,468 BlackRock, Inc.                         346,859

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            CAPITAL MARKETS (CONTINUED)
     30,007 Federated Investors, Inc.,
               Class B                        $     709,966
      2,414 Franklin Resources, Inc.                330,428
      4,760 Goldman Sachs Group (The), Inc.         703,814
     11,634 Invesco Ltd.                            317,026
     23,602 Legg Mason, Inc.                        652,595
      6,457 State Street Corp.                      359,332
                                              -------------
                                                  5,668,006
                                              -------------
            CHEMICALS -- 3.3%
      3,613 Air Products and Chemicals, Inc.        315,885
     13,299 Airgas, Inc.                          1,266,597
      1,493 CF Industries Holdings, Inc.            342,151
      9,392 Dow Chemical (The) Co.                  302,422
      6,750 E.I. du Pont de Nemours & Co.           320,288
     22,302 Eastman Chemical Co.                  1,586,787
     16,886 Ecolab, Inc.                          1,222,546
     15,560 FMC Corp.                               956,473
     13,686 International Flavors &
               Fragrances, Inc.                     963,905
     10,633 LyondellBasell Industries
               N.V., Class A                        674,345
      9,621 Monsanto Co.                            975,088
     11,213 PPG Industries, Inc.                  1,545,936
      7,894 Sherwin-Williams (The) Co.            1,279,933
      4,124 Sigma-Aldrich Corp.                     318,909
                                              -------------
                                                 12,071,265
                                              -------------
            COMMERCIAL BANKS -- 2.1%
     20,853 BB&T Corp.                              631,429
     20,008 Comerica, Inc.                          687,475
     39,965 Fifth Third Bancorp                     651,030
     30,629 First Horizon National Corp.            312,722
    144,195 KeyCorp                               1,355,433
      9,248 M&T Bank Corp.                          949,677
     15,616 PNC Financial Services Group,
               Inc.                                 965,069
     42,631 Regions Financial Corp.                 331,669
     32,120 SunTrust Banks, Inc.                    911,244
     17,760 Wells Fargo & Co.                       618,581
     14,183 Zions Bancorporation                    330,747
                                              -------------
                                                  7,745,076
                                              -------------
            COMMERCIAL SERVICES & SUPPLIES
               -- 1.3%
     19,587 ADT (The) Corp.                         930,382
      8,692 Avery Dennison Corp.                    334,729
     14,842 Cintas Corp.                            627,223
     28,527 Pitney Bowes, Inc.                      411,074
     41,395 Republic Services, Inc.               1,320,087
      3,254 Stericycle, Inc. (a)                    307,015
     17,992 Waste Management, Inc.                  654,549
                                              -------------
                                                  4,585,059
                                              -------------

                        See Notes to Financial Statements                Page 31

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            COMMUNICATIONS EQUIPMENT --
               0.8%
     61,788 Cisco Systems, Inc.               $   1,270,979
     18,600 Harris Corp.                            859,320
     44,835 JDS Uniphase Corp. (a)                  650,556
      4,894 QUALCOMM, Inc.                          323,151
                                              -------------
                                                  3,104,006
                                              -------------
            COMPUTERS & PERIPHERALS -- 1.6%
    149,818 Dell, Inc.                            1,983,591
      6,969 SanDisk Corp. (a)                       348,380
     49,792 Seagate Technology PLC                1,691,932
     35,718 Western Digital Corp.                 1,678,746
                                              -------------
                                                  5,702,649
                                              -------------
            CONSTRUCTION & ENGINEERING -- 0.8%
      5,168 Fluor Corp.                             335,041
     21,390 Jacobs Engineering Group, Inc. (a)    1,029,073
     55,613 Quanta Services, Inc. (a)             1,611,109
                                              -------------
                                                  2,975,223
                                              -------------
            CONSTRUCTION MATERIALS -- 0.3%
     17,496 Vulcan Materials Co.                    989,574
                                              -------------
            CONSUMER FINANCE -- 0.6%
      5,280 American Express Co.                    310,517
     10,479 Capital One Financial Corp.             590,177
     15,747 Discover Financial Services             604,527
     35,438 SLM Corp.                               598,548
                                              -------------
                                                  2,103,769
                                              -------------
            CONTAINERS & PACKAGING -- 0.9%
     20,349 Ball Corp.                              905,937
     18,144 Bemis Co., Inc.                         647,378
     86,673 Sealed Air Corp.                      1,622,519
                                              -------------
                                                  3,175,834
                                              -------------
            DISTRIBUTORS -- 0.1%
      4,775 Genuine Parts Co.                       324,843
                                              -------------
            DIVERSIFIED CONSUMER SERVICES --
               0.6%
     72,546 Apollo Group, Inc., Class A (a)       1,466,880
     32,690 H&R Block, Inc.                         744,351
                                              -------------
                                                  2,211,231
                                              -------------
            DIVERSIFIED FINANCIAL SERVICES --
               2.8%
    130,832 Bank of America Corp.                 1,481,018
      7,673 Citigroup, Inc.                         323,494
     23,943 CME Group, Inc.                       1,384,863
     27,612 JPMorgan Chase & Co.                  1,299,145
     63,794 Leucadia National Corp.               1,623,557
      5,552 McGraw-Hill (The) Cos., Inc.            319,351
     30,161 Moody's Corp.                         1,653,426

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            DIVERSIFIED FINANCIAL SERVICES
               (CONTINUED)
     48,545 NASDAQ OMX Group (The), Inc.      $   1,374,795
     19,248 NYSE Euronext                           665,403
                                              -------------
                                                 10,125,052
                                              -------------
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 0.8%
      9,005 AT&T, Inc.                              313,284
     31,036 CenturyLink, Inc.                     1,255,406
    283,674 Frontier Communications Corp.         1,296,390
                                              -------------
                                                  2,865,080
                                              -------------
            ELECTRIC UTILITIES -- 3.1%
     28,446 American Electric Power Co., Inc.     1,288,319
      4,758 Duke Energy Corp.                       327,065
      6,717 Edison International                    323,692
     19,046 Entergy Corp.                         1,230,372
     30,619 Exelon Corp.                            962,661
     21,805 FirstEnergy Corp.                       882,885
     13,161 NextEra Energy, Inc.                    948,250
     61,913 Pepco Holdings, Inc.                  1,208,542
     23,815 Pinnacle West Capital Corp.           1,271,245
     42,408 PPL Corp.                             1,284,538
     14,180 Southern (The) Co.                      627,181
     34,092 Xcel Energy, Inc.                       947,076
                                              -------------
                                                 11,301,826
                                              -------------
            ELECTRICAL EQUIPMENT -- 1.1%
     28,000 Eaton Corp. PLC                       1,594,600
     11,463 Emerson Electric Co.                    656,257
     14,455 Rockwell Automation, Inc.             1,289,241
      5,446 Roper Industries, Inc.                  639,633
                                              -------------
                                                  4,179,731
                                              -------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 1.8%
     18,766 Amphenol Corp., Class A               1,268,019
    120,259 Corning, Inc.                         1,443,108
     40,816 FLIR Systems, Inc.                      970,197
     62,941 Jabil Circuit, Inc.                   1,190,214
     33,319 Molex, Inc.                             904,944
     24,531 TE Connectivity Ltd.                    953,765
                                              -------------
                                                  6,730,247
                                              -------------
            ENERGY EQUIPMENT & SERVICES --
               4.6%
     37,160 Baker Hughes, Inc.                    1,661,795
     21,505 Cameron International Corp. (a)       1,361,482
     22,332 Diamond Offshore Drilling, Inc.       1,676,910
     25,601 Ensco PLC, Class A                    1,627,456
     43,749 Halliburton Co.                       1,779,709
     27,095 Helmerich & Payne, Inc.               1,743,292
    105,028 Nabors Industries Ltd. (a)            1,750,817


Page 32                 See Notes to Financial Statements

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            ENERGY EQUIPMENT & SERVICES
               (CONTINUED)
     22,203 National Oilwell Varco, Inc.      $   1,646,130
     34,869 Noble Corp.                           1,412,194
     29,120 Rowan Cos. PLC, Class A (a)           1,004,058
     13,142 Schlumberger Ltd.                     1,025,733
                                              -------------
                                                 16,689,576
                                              -------------
            FOOD & STAPLES RETAILING -- 1.5%
      9,220 Costco Wholesale Corp.                  943,575
     18,834 CVS Caremark Corp.                      964,301
     11,666 Kroger (The) Co.                        323,148
     67,116 Safeway, Inc.                         1,291,983
      9,587 Sysco Corp.                             304,579
     16,402 Walgreen Co.                            655,424
      8,897 Wal-Mart Stores, Inc.                   622,345
      3,323 Whole Foods Market, Inc.                319,839
                                              -------------
                                                  5,425,194
                                              -------------
            FOOD PRODUCTS -- 2.3%
     33,246 Archer-Daniels-Midland Co.              948,508
      8,700 Campbell Soup Co.                       319,377
     10,289 ConAgra Foods, Inc.                     336,347
      7,511 General Mills, Inc.                     315,011
      5,262 H. J. Heinz Co.                         319,035
      4,203 Hershey (The) Co.                       333,928
     19,451 Hormel Foods Corp.                      673,199
      7,038 J.M. Smucker (The) Co.                  623,778
     16,305 Kellogg Co.                             953,843
      6,675 Kraft Foods Group, Inc.                 308,519
      9,555 McCormick & Co., Inc.                   595,754
     35,752 Mondelez International, Inc.,
               Class A                              993,548
     78,229 Tyson Foods, Inc., Class A            1,730,426
                                              -------------
                                                  8,451,273
                                              -------------
            GAS UTILITIES -- 0.2%
     15,188 AGL Resources, Inc.                     634,858
                                              -------------
            HEALTH CARE EQUIPMENT & SUPPLIES
               -- 2.4%
     38,740 Abbott Laboratories                   1,312,511
     13,661 Baxter International, Inc.              926,762
      3,105 C. R. Bard, Inc.                        316,927
     10,620 CareFusion Corp. (a)                    329,645
     10,514 Covidien PLC                            655,443
     15,325 DENTSPLY International, Inc.            639,972
     22,198 Medtronic, Inc.                       1,034,427
     16,798 St. Jude Medical, Inc.                  683,679
     16,612 Stryker Corp.                         1,040,742
      8,642 Varian Medical Systems, Inc. (a)        610,557
     18,213 Zimmer Holdings, Inc.                 1,358,690
                                              -------------
                                                  8,909,355
                                              -------------

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            HEALTH CARE PROVIDERS & SERVICES
               -- 3.6%
     26,222 Aetna, Inc.                       $   1,264,687
     14,742 Cardinal Health, Inc.                   645,847
     17,034 Cigna Corp.                             993,764
     27,084 Coventry Health Care, Inc.            1,241,260
     13,730 DaVita HealthCare Partners,
               Inc. (a)                           1,584,579
     11,243 Express Scripts Holding Co. (a)         600,601
     22,114 Humana, Inc.                          1,644,397
     10,513 Laboratory Corp. of America
               Holdings (a)                         940,913
      3,131 McKesson Corp.                          329,475
     15,627 Quest Diagnostics, Inc.                 905,585
     22,385 UnitedHealth Group, Inc.              1,235,876
     24,912 WellPoint, Inc.                       1,614,796
                                              -------------
                                                 13,001,780
                                              -------------
            HOTELS, RESTAURANTS & LEISURE --
               1.3%
     24,765 Carnival Corp.                          958,901
     20,203 Darden Restaurants, Inc.                939,440
     42,842 International Game Technology           658,482
      3,442 McDonald's Corp.                        327,988
      5,662 Starbucks Corp.                         317,751
     10,584 Starwood Hotels & Resorts
               Worldwide, Inc.                      649,963
     11,409 Wyndham Worldwide Corp.                 636,508
      4,570 Yum! Brands, Inc.                       296,776
                                              -------------
                                                  4,785,809
                                              -------------
            HOUSEHOLD DURABLES -- 2.9%
     46,037 D.R. Horton, Inc.                     1,089,235
     22,308 Garmin Ltd.                             845,250
     33,999 Harman International Industries,
                 Inc.                             1,522,475
     44,604 Leggett & Platt, Inc.                 1,313,142
     39,246 Lennar Corp., Class A                 1,630,279
     68,147 Newell Rubbermaid, Inc.               1,600,092
     83,571 PulteGroup, Inc. (a)                  1,733,263
      5,966 Whirlpool Corp.                         688,357
                                              -------------
                                                 10,422,093
                                              -------------
            INDEPENDENT POWER PRODUCERS &
                 ENERGY TRADERS -- 0.3%
     52,811 NRG Energy, Inc.                      1,267,464
                                              -------------
            INDUSTRIAL CONGLOMERATES -- 0.5%
      6,539 3M Co.                                  657,496
     10,859 Danaher Corp.                           650,780
     28,921 General Electric Co.                    644,360
                                              -------------
                                                  1,952,636
                                              -------------
            INSURANCE -- 3.6%
     11,411 ACE Ltd.                                973,701

                        See Notes to Financial Statements                Page 33

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            INSURANCE (CONTINUED)
     11,429 Aflac, Inc.                       $     606,423
     30,224 Allstate (The) Corp.                  1,326,834
     42,993 American International
               Group, Inc. (a)                    1,626,425
     16,378 Aon PLC                                 945,666
     43,737 Assurant, Inc.                        1,672,503
     12,090 Chubb (The) Corp.                       970,948
     40,417 Genworth Financial, Inc.,
               Class A (a)                          370,624
     27,053 Hartford Financial Services
               Group (The), Inc.                    670,914
      8,807 Marsh & McLennan Cos., Inc.             312,472
     21,286 Principal Financial Group, Inc.         660,079
     11,383 Prudential Financial, Inc.              658,848
     17,623 Torchmark Corp.                         981,777
     16,905 Travelers (The) Cos., Inc.            1,326,366
                                              -------------
                                                 13,103,580
                                              -------------
            INTERNET & CATALOG RETAIL -- 1.8%
      3,626 Amazon.com, Inc. (a)                    962,703
     24,697 Expedia, Inc.                         1,611,479
     16,358 Netflix, Inc. (a)                     2,702,996
        489 Priceline.com, Inc. (a)                 335,195
     21,702 TripAdvisor, Inc. (a)                 1,004,369
                                              -------------
                                                  6,616,742
                                              -------------
            INTERNET SOFTWARE & SERVICES --
               0.9%
     29,678 Akamai Technologies, Inc. (a)         1,208,192
     23,796 eBay, Inc. (a)                        1,330,910
        428 Google, Inc., Class A (a)               323,435
     30,505 Yahoo!, Inc. (a)                        598,813
                                              -------------
                                                  3,461,350
                                              -------------
            IT SERVICES -- 2.8%
      9,129 Accenture PLC, Class A                  656,284
     12,297 Cognizant Technology
               Solutions Corp., Class A (a)         961,379
     37,894 Computer Sciences Corp.               1,583,969
     26,160 Fidelity National Information
               Services, Inc.                       970,798
     11,521 Fiserv, Inc. (a)                        925,252
      1,585 International Business
               Machines Corp.                       321,866
      1,854 MasterCard, Inc., Class A               961,114
     56,682 Total System Services, Inc.           1,317,856
      8,010 Visa, Inc., Class A                   1,264,859
     89,208 Western Union Co.                     1,269,430
                                              -------------
                                                 10,232,807
                                              -------------
            LEISURE EQUIPMENT & PRODUCTS --
               0.3%
     16,909 Hasbro, Inc.                            631,889
     16,578 Mattel, Inc.                            623,830
                                              -------------
                                                  1,255,719
                                              -------------

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            LIFE SCIENCES TOOLS & SERVICES --
               1.2%
      7,415 Agilent Technologies, Inc.        $     332,044
      6,184 Life Technologies Corp. (a)             400,043
     47,816 PerkinElmer, Inc.                     1,685,036
     23,795 Thermo Fisher Scientific, Inc.        1,716,571
      3,483 Waters Corp. (a)                        318,938
                                              -------------
                                                  4,452,632
                                              -------------
            MACHINERY -- 4.4%
     10,164 Caterpillar, Inc.                     1,000,036
     11,206 Cummins, Inc.                         1,286,785
     10,537 Deere & Co.                             991,110
     18,477 Dover Corp.                           1,278,239
     10,339 Flowserve Corp.                       1,620,845
     14,975 Illinois Tool Works, Inc.               940,879
     18,987 Ingersoll-Rand PLC                      975,742
     23,795 Joy Global, Inc.                      1,503,130
     33,568 PACCAR, Inc.                          1,579,710
     14,274 Parker Hannifin Corp.                 1,327,054
     24,702 Pentair Ltd.                          1,251,898
     19,214 Snap-on, Inc.                         1,556,718
      4,104 Stanley Black & Decker, Inc.            315,310
     11,201 Xylem, Inc.                             312,844
                                              -------------
                                                 15,940,300
                                              -------------
            MEDIA -- 3.4%
     23,932 CBS Corp., Class B                      998,443
     40,601 Comcast Corp., Class A                1,546,086
     12,103 DIRECTV (a)                             618,948
     14,345 Discovery Communications,
               Inc., Class A (a)                    995,256
     84,267 Gannett Co., Inc.                     1,654,161
     27,543 Interpublic Group of Cos. (The),
               Inc.                                 333,546
     23,768 News Corp., Class A                     659,324
      6,076 Omnicom Group, Inc.                     329,805
      5,240 Scripps Networks Interactive,
               Class A                              323,675
     12,492 Time Warner Cable, Inc.               1,116,035
     19,039 Time Warner, Inc.                       961,850
     11,510 Viacom, Inc., Class B                   694,629
     12,192 Walt Disney (The) Co.                   656,905
      4,155 Washington Post (The) Co.,
               Class B                            1,602,500
                                              -------------
                                                 12,491,163
                                              -------------
            METALS & MINING -- 1.9%
    104,908 Alcoa, Inc.                             927,387
     29,992 Allegheny Technologies, Inc.            949,247
     39,357 Cliffs Natural Resources, Inc.        1,468,410
     44,376 Freeport-McMoRan Copper &
               Gold, Inc.                         1,564,254
     28,118 Nucor Corp.                           1,293,709
     25,432 United States Steel Corp.               568,405
                                              -------------
                                                  6,771,412
                                              -------------

Page 34                 See Notes to Financial Statements

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            MULTILINE RETAIL -- 1.8%
     53,326 Big Lots, Inc. (a)                $   1,714,431
     13,768 Dollar General Corp. (a)                636,357
      4,788 Family Dollar Stores, Inc.              271,480
     35,311 Kohl's Corp.                          1,634,546
     23,336 Macy's, Inc.                            922,005
     11,347 Nordstrom, Inc.                         626,695
     15,389 Target Corp.                            929,649
                                              -------------
                                                  6,735,163
                                              -------------
            MULTI-UTILITIES -- 3.4%
     29,642 Ameren Corp.                            961,587
     31,537 CenterPoint Energy, Inc.                644,616
     24,899 CMS Energy Corp.                        639,904
     16,394 Consolidated Edison, Inc.               932,491
     20,218 DTE Energy Co.                        1,280,002
     17,438 Integrys Energy Group, Inc.             953,684
     24,391 NiSource, Inc.                          659,289
     30,216 PG&E Corp.                            1,288,410
     49,597 Public Service Enterprise
               Group, Inc.                        1,546,434
     19,953 SCANA Corp.                             934,000
      8,558 Sempra Energy                           642,278
     72,442 TECO Energy, Inc.                     1,287,294
     16,474 Wisconsin Energy Corp.                  649,570
                                              -------------
                                                 12,419,559
                                              -------------
            OFFICE ELECTRONICS -- 0.5%
    222,530 Xerox Corp.                           1,782,465
                                              -------------
            OIL, GAS & CONSUMABLE FUELS --
               9.7%
     16,339 Anadarko Petroleum Corp.              1,307,447
     19,333 Apache Corp.                          1,619,332
     24,410 Cabot Oil & Gas Corp.                 1,288,360
     73,051 Chesapeake Energy Corp.               1,474,169
     14,034 Chevron Corp.                         1,616,015
     26,172 ConocoPhillips                        1,517,976
     28,368 CONSOL Energy, Inc.                     889,053
     18,737 Denbury Resources, Inc. (a)             349,070
     23,330 Devon Energy Corp.                    1,334,243
     10,052 EOG Resources, Inc.                   1,256,299
     17,534 Exxon Mobil Corp.                     1,577,534
     28,656 Hess Corp.                            1,924,537
     49,500 Marathon Oil Corp.                    1,663,695
     24,090 Marathon Petroleum Corp.              1,787,719
     25,486 Murphy Oil Corp.                      1,516,927
     56,672 Newfield Exploration Co. (a)          1,671,824
      8,950 Noble Energy, Inc.                      964,720
     19,810 Occidental Petroleum Corp.            1,748,629
     57,033 Peabody Energy Corp.                  1,434,380
     28,581 Phillips 66                           1,731,151
      8,544 Pioneer Natural Resources Co.         1,004,262
     30,082 QEP Resources, Inc.                     882,907
     11,085 Spectra Energy Corp.                    307,941
     34,452 Tesoro Corp.                          1,677,468

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            OIL, GAS & CONSUMABLE FUELS
               (CONTINUED)
     35,583 Valero Energy Corp.               $   1,556,044
     81,594 WPX Energy, Inc. (a)                  1,226,358
                                              -------------
                                                 35,328,060
                                              -------------
            PAPER & FOREST PRODUCTS -- 0.1%
      7,619 International Paper Co.                 315,579
                                              -------------
            PHARMACEUTICALS -- 1.1%
     14,118 Actavis, Inc. (a)                     1,219,654
      6,154 Eli Lilly & Co.                         330,408
     17,188 Forest Laboratories, Inc. (a)           623,925
     55,227 Mylan, Inc. (a)                       1,561,267
     12,103 Pfizer, Inc.                            330,170
                                              -------------
                                                  4,065,424
                                              -------------
            PROFESSIONAL SERVICES -- 0.9%
      7,718 Dun & Bradstreet (The) Corp.            629,326
     22,433 Equifax, Inc.                         1,316,817
     38,156 Robert Half International, Inc.       1,344,617
                                              -------------
                                                  3,290,760
                                              -------------
            REAL ESTATE INVESTMENT TRUSTS --
               0.9%
     11,784 American Tower Corp.                    897,352
      4,953 Health Care REIT, Inc.                  311,247
      6,840 Plum Creek Timber Co., Inc.             329,551
      1,919 Simon Property Group, Inc.              307,385
      4,690 Ventas, Inc.                            310,900
     43,642 Weyerhaeuser Co.                      1,314,497
                                              -------------
                                                  3,470,932
                                              -------------
            REAL ESTATE MANAGEMENT &
               DEVELOPMENT -- 0.4%
     76,264 CBRE Group, Inc., Class A (a)         1,645,777
                                              -------------
            ROAD & RAIL -- 1.3%
     61,537 CSX Corp.                             1,355,660
     19,633 Norfolk Southern Corp.                1,352,125
     24,317 Ryder System, Inc.                    1,380,719
      4,828 Union Pacific Corp.                     634,689
                                              -------------
                                                  4,723,193
                                              -------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 1.6%
      7,217 Analog Devices, Inc.                    314,950
    171,487 LSI Corp. (a)                         1,207,268
    143,401 Micron Technology, Inc. (a)           1,084,112
     98,790 NVIDIA Corp.                          1,211,165
     89,855 Teradyne, Inc. (a)                    1,452,057
     19,621 Texas Instruments, Inc.                 649,063
                                              -------------
                                                  5,918,615
                                              -------------

                        See Notes to Financial Statements                Page 35

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            SOFTWARE -- 1.9%
     32,221 Adobe Systems, Inc. (a)           $   1,218,920
      8,585 Autodesk, Inc. (a)                      333,785
     69,046 CA, Inc.                              1,713,722
     22,711 Microsoft Corp.                         623,871
      9,109 Oracle Corp.                            323,461
      7,223 Salesforce.com, Inc. (a)              1,243,295
     64,548 Symantec Corp. (a)                    1,405,210
                                              -------------
                                                  6,862,264
                                              -------------
            SPECIALTY RETAIL -- 2.9%
      6,328 Abercrombie & Fitch Co., Class A        316,400
     15,290 AutoNation, Inc. (a)                    741,565
     21,716 Bed Bath & Beyond, Inc. (a)           1,274,729
     40,428 CarMax, Inc. (a)                      1,593,672
     19,557 Gap (The), Inc.                         639,123
     19,630 Home Depot (The), Inc.                1,313,640
     42,726 Lowe's Cos., Inc.                     1,631,706
      6,790 O'Reilly Automotive, Inc. (a)           629,093
      8,883 PetSmart, Inc.                          581,037
      5,293 Tiffany & Co.                           348,015
      7,150 TJX (The) Cos., Inc.                    323,037
     30,847 Urban Outfitters, Inc. (a)            1,319,943
                                              -------------
                                                 10,711,960
                                              -------------
            TEXTILES, APPAREL & LUXURY GOODS
               -- 1.0%
     13,042 Fossil, Inc. (a)                      1,376,974
     17,647 NIKE, Inc., Class B                     953,820
      2,025 Ralph Lauren Corp.                      337,122
      6,032 VF Corp.                                890,203
                                              -------------
                                                  3,558,119
                                              -------------
            THRIFTS & MORTGAGE FINANCE --
               0.1%
     25,105 People's United Financial, Inc.         309,043
                                              -------------
            TRADING COMPANIES &
               DISTRIBUTORS -- 0.3%
     13,003 Fastenal Co.                            645,989
      1,499 W.W. Grainger, Inc.                     326,512
                                              -------------
                                                    972,501
                                              -------------
            WIRELESS TELECOMMUNICATION
               SERVICES -- 1.2%
     16,826 Crown Castle International
               Corp. (a)                          1,186,570
    152,681 MetroPCS Communications,
               Inc. (a)                           1,531,390
    267,665 Sprint Nextel Corp. (a)               1,506,954
                                              -------------
                                                  4,224,914
                                              -------------

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            TOTAL COMMON STOCKS -- 99.9%      $ 364,033,661
            (Cost $324,592,920)

            MONEY MARKET FUND -- 0.1%
    220,323 Morgan Stanley Institutional
              Liquidity Funds - Treasury
              Portfolio - Institutional
              Class - 0.03% (b)                     220,323
            (Cost $220,323)                   -------------

            TOTAL INVESTMENTS -- 100.0%         364,253,984
            (Cost $324,813,243) (c)
            NET OTHER ASSETS AND
              LIABILITIES -- 0.0%                  (146,752)
                                              -------------
            NET ASSETS -- 100.0%              $ 364,107,232
                                              =============

(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of January 31, 2013.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $42,151,656 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,710,915.

------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
------------------------------------------------------------
Common Stocks*        $364,033,661    $        --  $      --
Money Market Fund          220,323             --         --
                      --------------------------------------
Total Investments     $364,253,984   $         --  $      --
                      ======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2013.

Page 36                 See Notes to Financial Statements

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 2.4%
     29,620 Alliant Techsystems, Inc.         $   1,917,007
     29,720 B/E Aerospace, Inc. (a)               1,530,283
     17,311 Esterline Technologies Corp. (a)      1,149,277
    130,273 Exelis, Inc.                          1,431,700
     16,938 Huntington Ingalls Industries,
               Inc.                                 750,353
     22,484 Triumph Group, Inc.                   1,582,199
                                              -------------
                                                  8,360,819
                                              -------------
            AIR FREIGHT & LOGISTICS -- 0.1%
     27,391 UTi Worldwide, Inc.                     404,291
                                              -------------
            AIRLINES -- 0.9%
     34,073 Alaska Air Group, Inc. (a)            1,571,787
    257,123 JetBlue Airways Corp. (a)             1,493,885
                                              -------------
                                                  3,065,672
                                              -------------
            AUTOMOBILES -- 0.6%
     49,030 Thor Industries, Inc.                 2,063,182
                                              -------------
            BIOTECHNOLOGY -- 0.5%
     10,728 Regeneron Pharmaceuticals,
                Inc. (a)                          1,866,028
                                              -------------
            BUILDING PRODUCTS -- 0.9%
     50,245 Fortune Brands Home & Security,
               Inc. (a)                           1,645,021
     27,954 Lennox International, Inc.            1,607,635
                                              -------------
                                                  3,252,656
                                              -------------
            CAPITAL MARKETS -- 2.8%
      2,820 Affiliated Managers Group,
               Inc. (a)                             405,883
    219,524 Apollo Investment Corp.               1,975,716
     11,524 Eaton Vance Corp.                       417,169
     14,120 Greenhill & Co., Inc.                   831,668
    129,241 Janus Capital Group, Inc.             1,201,941
     98,827 Jefferies Group, Inc.                 1,969,622
     28,579 Raymond James Financial, Inc.         1,275,481
     31,452 SEI Investments Co.                     847,946
     21,082 Waddell & Reed Financial, Inc.,
               Class A                              836,955
                                              -------------
                                                  9,762,381
                                              -------------
            CHEMICALS -- 4.1%
      5,909 Albemarle Corp.                         362,281
     22,824 Ashland, Inc.                         1,791,912
     36,898 Cabot Corp.                           1,381,092
     21,330 Cytec Industries, Inc.                1,563,489
     68,961 Intrepid Potash, Inc.                 1,606,791
     27,583 Minerals Technologies, Inc.           1,141,109
      4,199 NewMarket Corp.                       1,071,417
     68,002 Olin Corp.                            1,581,726
     25,003 RPM International, Inc.                 780,344

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            CHEMICALS (CONTINUED)
     41,287 Sensient Technologies Corp.       $   1,573,035
     23,529 Valspar (The) Corp.                   1,559,502
                                              -------------
                                                 14,412,698
                                              -------------
            COMMERCIAL BANKS -- 2.6%
     55,952 Associated Banc-Corp.                   798,435
     25,244 BancorpSouth, Inc.                      366,038
     18,822 Cathay General Bancorp                  365,335
     10,469 Commerce Bancshares, Inc.               393,111
     17,080 East West Bancorp, Inc.                 400,526
     46,286 First Niagara Financial Group,
               Inc.                                 362,882
     51,732 FirstMerit Corp.                        787,878
     76,388 Fulton Financial Corp.                  831,865
     61,004 International Bancshares Corp.        1,192,628
     10,290 Signature Bank (a)                      760,740
    299,628 Synovus Financial Corp.                 773,040
     16,342 Trustmark Corp.                         377,991
     39,467 Valley National Bancorp (b)             386,382
     53,583 Webster Financial Corp.               1,192,222
                                              -------------
                                                  8,989,073
                                              -------------
            COMMERCIAL SERVICES & SUPPLIES
               -- 2.2%
     12,865 Brink's (The) Co.                       383,634
      6,672 Clean Harbors, Inc. (a)                 370,897
     24,884 Copart, Inc. (a)                        893,585
     31,044 Corrections Corp. of America          1,176,257
     45,539 Deluxe Corp.                          1,675,380
     51,407 Herman Miller, Inc.                   1,269,753
     17,188 Mine Safety Appliances Co.              794,429
     81,565 R.R. Donnelley & Sons Co. (b)           750,398
     10,863 Waste Connections, Inc.                 391,285
                                              -------------
                                                  7,705,618
                                              -------------
            COMMUNICATIONS EQUIPMENT --
               1.2%
     37,568 ADTRAN, Inc.                            758,873
     70,135 Ciena Corp. (a)                       1,098,314
     26,792 InterDigital, Inc. (b)                1,162,505
     19,910 Plantronics, Inc.                       818,699
     35,090 Polycom, Inc. (a)                       387,043
                                              -------------
                                                  4,225,434
                                              -------------
            COMPUTERS & PERIPHERALS -- 2.0%
     35,973 Diebold, Inc.                         1,059,045
     79,139 Lexmark International, Inc.,
               Class A (b)                        1,904,084
     72,026 NCR Corp. (a)                         2,000,162
    188,614 QLogic Corp. (a)                      2,178,492
                                              -------------
                                                  7,141,783
                                              -------------

                        See Notes to Financial Statements                Page 37

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            CONSTRUCTION & ENGINEERING --
               1.1%
     10,917 Granite Construction, Inc.        $     396,942
     39,374 Shaw Group (The), Inc. (a)            1,863,178
     37,396 URS Corp.                             1,551,186
                                              -------------
                                                  3,811,306
                                              -------------
            CONSTRUCTION MATERIALS -- 0.4%
     15,572 Martin Marietta Materials, Inc.       1,537,424
                                              -------------
            CONTAINERS & PACKAGING
               --  1.4%
     15,383 AptarGroup, Inc.                        792,686
     16,496 Greif, Inc., Class A                    774,982
     38,164 Packaging Corp. of America            1,466,643
     15,751 Rock-Tenn Co., Class A                1,243,541
     24,692 Sonoco Products Co.                     765,205
                                              -------------
                                                  5,043,057
                                              -------------
            DISTRIBUTORS -- 0.6%
     86,978 LKQ Corp. (a)                         1,947,437
                                              -------------
            DIVERSIFIED CONSUMER SERVICES --
               1.8%
     77,338 DeVry, Inc.                           1,946,597
    106,021 ITT Educational Services,
               Inc. (a)                           1,785,394
     22,869 Matthews International Corp.,
                Class A                             749,188
     53,156 Service Corp. International             793,619
     19,604 Strayer Education, Inc.               1,115,468
                                              -------------
                                                  6,390,266
                                              -------------
            ELECTRIC UTILITIES -- 2.9%
     27,521 Cleco Corp.                           1,176,523
     72,288 Great Plains Energy, Inc.             1,546,963
     29,200 Hawaiian Electric Industries,
               Inc.                                 787,524
     25,401 IDACORP, Inc.                         1,178,860
     80,936 NV Energy, Inc.                       1,532,119
     13,037 OGE Energy Corp.                        765,402
     89,480 PNM Resources, Inc.                   1,911,293
     38,474 Westar Energy, Inc.                   1,156,913
                                              -------------
                                                 10,055,597
                                              -------------
            ELECTRICAL EQUIPMENT -- 1.5%
     21,677 Acuity Brands, Inc.                   1,491,377
     19,539 AMETEK, Inc.                            800,904
     24,140 General Cable Corp. (a)                 811,587
      8,675 Hubbell, Inc., Class B                  789,859
     20,835 Regal-Beloit Corp.                    1,545,123
                                              -------------
                                                  5,438,850
                                              -------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 3.3%
     48,194 Arrow Electronics, Inc. (a)           1,851,613
     59,955 Avnet, Inc. (a)                       2,120,009

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS (CONTINUED)
    108,465 Ingram Micro, Inc., Class A (a)   $   1,971,894
      8,239 Itron, Inc. (a)                         382,207
     32,246 Tech Data Corp. (a)                   1,641,644
     30,700 Trimble Navigation Ltd. (a)           1,918,750
    172,646 Vishay Intertechnology, Inc. (a)      1,897,380
                                              -------------
                                                 11,783,497
                                              -------------
            ENERGY EQUIPMENT & SERVICES --
               4.7%
     40,079 Atwood Oceanics, Inc. (a)             2,114,969
     14,056 CARBO Ceramics, Inc. (b)              1,126,026
     19,614 Dresser-Rand Group, Inc. (a)          1,197,435
      5,024 Dril-Quip, Inc. (a)                     407,396
     71,133 Helix Energy Solutions
               Group, Inc. (a)                    1,687,275
      6,823 Oceaneering International, Inc.         431,282
     25,654 Oil States International,
               Inc. (a)                           1,990,237
     98,509 Patterson-UTI Energy, Inc.            2,003,673
     88,573 Superior Energy Services,
               Inc. (a)                           2,211,668
     32,860 Tidewater, Inc.                       1,615,726
     40,738 Unit Corp. (a)                        1,960,720
                                              -------------
                                                 16,746,407
                                              -------------
            FOOD & STAPLES RETAILING -- 0.5%
     28,557 Harris Teeter Supermarkets, Inc.      1,184,830
     13,699 United Natural Foods, Inc. (a)          739,472
                                              -------------
                                                  1,924,302
                                              -------------
            FOOD PRODUCTS -- 2.1%
     47,320 Flowers Foods, Inc.                   1,271,962
     35,498 Green Mountain Coffee
               Roasters, Inc. (a) (b)             1,616,224
     28,484 Ingredion, Inc.                       1,881,938
      5,305 Lancaster Colony Corp.                  379,095
     21,433 Post Holdings, Inc. (a)                 814,240
     68,066 Smithfield Foods, Inc. (a)            1,586,618
                                              -------------
                                                  7,550,077
                                              -------------
            GAS UTILITIES -- 1.0%
     31,353 Atmos Energy Corp.                    1,171,348
      7,240 National Fuel Gas Co.                   393,856
     18,575 Questar Corp.                           431,497
     22,443 UGI Corp.                               790,891
     18,732 WGL Holdings, Inc.                      785,433
                                              -------------
                                                  3,573,025
                                              -------------
            HEALTH CARE EQUIPMENT & SUPPLIES
               -- 1.5%
      3,969 Cooper (The) Cos., Inc.                 402,258
     51,515 Hill-Rom Holdings, Inc.               1,709,268

Page 38                 See Notes to Financial Statements

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            HEALTH CARE EQUIPMENT &
               SUPPLIES (CONTINUED)
     18,325 Hologic, Inc. (a)                 $     436,868
     26,488 ResMed, Inc.                          1,160,174
     31,705 STERIS Corp.                          1,196,230
      9,783 Thoratec Corp. (a)                      357,373
                                              -------------
                                                  5,262,171
                                              -------------
            HEALTH CARE PROVIDERS & SERVICES
               -- 3.0%
     47,761 Community Health Systems, Inc.        1,830,679
     39,382 Health Management Associates,
               Inc., Class A (a)                    411,148
      9,124 Henry Schein, Inc. (a)                  787,766
     48,615 LifePoint Hospitals, Inc. (a)         2,124,962
      9,232 MEDNAX, Inc. (a)                        789,890
     10,168 Omnicare, Inc.                          396,044
     12,874 Owens & Minor, Inc.                     394,073
     30,366 Universal Health Services, Inc.,
               Class B                            1,719,930
     34,873 VCA Antech, Inc. (a)                    753,257
     30,154 WellCare Health Plans, Inc. (a)       1,529,109
                                              -------------
                                                 10,736,858
                                              -------------
            HEALTH CARE TECHNOLOGY -- 0.2%
     77,929 Allscripts Healthcare
               Solutions, Inc. (a)                  863,453
                                              -------------
            HOTELS, RESTAURANTS & LEISURE --
               1.9%
      9,130 Bob Evans Farms, Inc.                   404,185
     23,688 Brinker International, Inc.             775,545
     22,436 Cheesecake Factory (The), Inc.          743,978
     39,867 International Speedway Corp.,
               Class A                            1,092,754
     14,917 Life Time Fitness, Inc. (a)             756,739
      2,311 Panera Bread Co., Class A (a)           369,321
    104,870 WMS Industries, Inc. (a)              2,595,533
                                              -------------
                                                  6,738,055
                                              -------------
            HOUSEHOLD DURABLES -- 2.8%
     21,298 Jarden Corp. (a)                      1,253,174
    116,153 KB Home (b)                           2,215,038
     29,955 M.D.C. Holdings, Inc.                 1,177,831
     16,229 Mohawk Industries, Inc. (a)           1,649,840
      1,197 NVR, Inc. (a)                         1,232,503
     11,656 Tempur-Pedic International,
               Inc. (a)                             454,118
     22,706 Toll Brothers, Inc. (a)                 850,340
     11,452 Tupperware Brands Corp.                 872,642
                                              -------------
                                                  9,705,486
                                              -------------
            HOUSEHOLD PRODUCTS -- 0.2%
      9,178 Energizer Holdings, Inc.                798,578
                                              -------------

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            INDUSTRIAL CONGLOMERATES -- 0.6%
     31,233 Carlisle Cos., Inc.               $   2,003,597
                                              -------------
            INSURANCE -- 5.8%
      5,472 Alleghany Corp. (a)                   1,973,149
     37,150 American Financial Group, Inc.        1,581,104
     45,766 Aspen Insurance Holdings Ltd.         1,561,078
     14,417 Brown & Brown, Inc.                     394,161
     16,691 Everest Re Group, Ltd.                1,932,985
     77,929 Fidelity National Financial,
               Inc., Class A                      1,956,018
     76,182 First American Financial Corp.        1,819,988
     28,424 Hanover Insurance Group (The),
               Inc.                               1,181,301
     29,593 HCC Insurance Holdings, Inc.          1,144,657
     12,443 Kemper Corp.                            414,476
     36,991 Mercury General Corp.                 1,464,844
     51,370 Protective Life Corp.                 1,625,347
     27,432 Reinsurance Group of America,
               Inc.                               1,574,322
     30,028 StanCorp Financial Group, Inc.        1,167,789
     19,451 W. R. Berkley Corp.                     800,798
                                              -------------
                                                 20,592,017
                                              -------------
            INTERNET & CATALOG RETAIL -- 0.6%
     33,319 HSN, Inc.                             1,985,812
                                              -------------
            INTERNET SOFTWARE & SERVICES --
               2.4%
     61,980 AOL, Inc.                             1,899,687
      5,340 Equinix, Inc. (a)                     1,150,396
    326,552 Monster Worldwide, Inc. (a)           1,894,002
     24,710 Rackspace Hosting, Inc. (a)           1,861,898
     75,640 ValueClick, Inc. (a)                  1,548,351
                                              -------------
                                                  8,354,334
                                              -------------
            IT SERVICES -- 2.9%
     42,044 Acxiom Corp. (a)                        745,440
      5,071 Alliance Data Systems Corp. (a)         799,190
     22,367 Convergys Corp.                         380,686
     54,538 CoreLogic, Inc. (a)                   1,431,077
     24,228 DST Systems, Inc.                     1,621,822
      7,976 Gartner, Inc. (a)                       410,844
      8,102 Global Payments, Inc.                   399,104
      9,349 Jack Henry & Associates, Inc.           387,797
     70,749 ManTech International Corp.,
               Class A                            1,745,378
     26,261 NeuStar, Inc., Class A (a)            1,185,422
     14,610 WEX, Inc. (a)                         1,148,492
                                              -------------
                                                 10,255,252
                                              -------------

                        See Notes to Financial Statements                Page 39

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            LEISURE EQUIPMENT & PRODUCTS --
               0.4%
     17,448 Polaris Industries, Inc.          $   1,519,546
                                              -------------
            LIFE SCIENCES TOOLS & SERVICES --
               1.3%
     10,482 Bio-Rad Laboratories, Inc.,
               Class A (a)                        1,192,747
      9,796 Charles River Laboratories
               International, Inc. (a)              404,771
     25,414 Covance, Inc. (a)                     1,695,368
      5,697 Mettler-Toledo International,
               Inc. (a)                           1,210,783
                                              -------------
                                                  4,503,669
                                              -------------
            MACHINERY -- 5.9%
     37,362 AGCO Corp. (a)                        1,980,186
      7,682 CLARCOR, Inc.                           387,634
     16,075 Gardner Denver, Inc.                  1,131,198
      7,129 Graco, Inc.                             407,779
     31,554 IDEX Corp.                            1,574,229
     46,937 ITT Corp. (b)                         1,205,342
     36,704 Kennametal, Inc.                      1,505,231
     30,160 Lincoln Electric Holdings, Inc.       1,626,529
     23,260 Nordson Corp.                         1,572,841
     24,758 Oshkosh Corp. (a)                       970,018
     65,287 Terex Corp. (a)                       2,113,993
     23,022 Timken (The) Co.                      1,234,209
     40,987 Trinity Industries, Inc.              1,627,184
     10,752 Valmont Industries, Inc.              1,566,781
     16,772 Wabtec Corp.                          1,570,195
      9,626 Woodward, Inc.                          369,735
                                              -------------
                                                 20,843,084
                                              -------------
            MARINE -- 0.5%
     23,723 Kirby Corp. (a)                       1,676,030
                                              -------------
            MEDIA -- 2.9%
     29,660 AMC Networks, Inc., Class A (a)       1,689,730
     56,512 Cinemark Holdings, Inc.               1,590,248
     22,151 DreamWorks Animation
               SKG, Inc., Class A (a)               385,649
     28,285 John Wiley & Sons, Inc., Class A      1,083,316
     18,944 Lamar Advertising Co.,
               Class A (a)                          807,772
     21,309 Meredith Corp. (b)                      772,664
     43,030 New York Times (The) Co.,
               Class A (a)                          381,246
     62,084 Scholastic Corp.                      1,841,411
     56,951 Valassis Communications, Inc.         1,598,045
                                              -------------
                                                 10,150,081
                                              -------------
            METALS & MINING -- 1.9%
      7,109 Carpenter Technology Corp.              372,014
    123,501 Commercial Metals Co.                 2,056,292
     23,642 Reliance Steel & Aluminum Co.         1,530,110

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            METALS & MINING (CONTINUED)
     53,466 Steel Dynamics, Inc.              $     813,218
     70,613 Worthington Industries, Inc.          1,940,445
                                              -------------
                                                  6,712,079
                                              -------------
            MULTILINE RETAIL -- 0.3%
    104,770 Saks, Inc. (a) (b)                    1,132,564
                                              -------------
            MULTI-UTILITIES -- 1.2%
     25,077 Alliant Energy Corp.                  1,149,530
     30,301 Black Hills Corp.                     1,222,645
     34,561 MDU Resources Group, Inc.               805,963
     37,454 Vectren Corp.                         1,182,048
                                              -------------
                                                  4,360,186
                                              -------------
            OFFICE ELECTRONICS -- 0.2%
     18,689 Zebra Technologies Corp.,
               Class A (a)                          808,860
                                              -------------
            OIL, GAS & CONSUMABLE FUELS --
               3.3%
    150,428 Arch Coal, Inc.                       1,071,047
     82,528 Bill Barrett Corp. (a)                1,317,972
     31,790 Cimarex Energy Co.                    2,030,109
     32,561 Energen Corp.                         1,567,487
     39,425 HollyFrontier Corp.                   2,058,773
     39,097 Plains Exploration &
               Production Co. (a)                 1,866,882
     24,276 Rosetta Resources, Inc. (a)           1,287,114
      8,915 World Fuel Services Corp.               384,326
                                              -------------
                                                 11,583,710
                                              -------------
            PAPER & FOREST PRODUCTS -- 1.0%
     21,973 Domtar Corp.                          1,828,813
     94,990 Louisiana-Pacific Corp. (a)           1,845,656
                                              -------------
                                                  3,674,469
                                              -------------
            PROFESSIONAL SERVICES -- 1.0%
      7,733 Corporate Executive Board
               (The) Co.                            387,501
     33,368 FTI Consulting, Inc. (a)              1,084,460
     17,297 Manpower, Inc.                          890,795
     19,590 Towers Watson & Co., Class A          1,196,557
                                              -------------
                                                  3,559,313
                                              -------------
            REAL ESTATE INVESTMENT TRUSTS --
               0.4%
     11,764 National Retail Properties, Inc.        376,683
     15,390 OMEGA Healthcare Investors,
               Inc. (b)                             393,368
      7,082 Rayonier, Inc.                          381,295
     15,527 Senior Housing Properties Trust         374,046
                                              -------------
                                                  1,525,392
                                              -------------

Page 40                 See Notes to Financial Statements

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            REAL ESTATE MANAGEMENT &
               DEVELOPMENT -- 0.6%
     21,863 Jones Lang LaSalle, Inc.          $   2,014,457
                                              -------------
            ROAD & RAIL -- 2.0%
     39,580 Con-way, Inc.                         1,242,021
     14,473 Genesee & Wyoming, Inc.,
               Class A (a)                        1,224,126
     18,441 J.B. Hunt Transport Services,
               Inc.                               1,240,526
      8,793 Kansas City Southern                    818,716
     13,993 Landstar System, Inc.                   798,161
     67,752 Werner Enterprises, Inc.              1,600,302
                                              -------------
                                                  6,923,852
                                              -------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 1.4%
     54,009 Cree, Inc. (a)                        2,330,488
     50,978 Fairchild Semiconductor
               International, Inc. (a)              752,945
    100,560 Integrated Device Technology,
               Inc. (a)                             727,049
     25,357 Semtech Corp. (a)                       764,767
      8,779 Silicon Laboratories, Inc. (a)          383,116
                                              -------------
                                                  4,958,365
                                              -------------
            SOFTWARE -- 1.6%
     16,802 ACI Worldwide, Inc. (a)                 798,767
     81,505 Cadence Design Systems, Inc. (a)      1,135,365
     64,696 Mentor Graphics Corp. (a)             1,108,243
     16,306 PTC, Inc. (a)                           377,973
     13,996 Solarwinds, Inc. (a)                    761,662
     20,593 Solera Holdings, Inc.                 1,128,702
     11,527 Synopsys, Inc. (a)                      385,463
                                              -------------
                                                  5,696,175
                                              -------------
            SPECIALTY RETAIL -- 5.3%
     64,895 Aaron's, Inc.                         1,924,137
      5,073 Advance Auto Parts, Inc.                372,967
     84,637 Aeropostale, Inc. (a)                 1,145,139
     35,791 American Eagle Outfitters, Inc.         723,336
     32,539 ANN, Inc. (a)                         1,003,503
     19,851 Ascena Retail Group, Inc. (a)           336,474
     72,971 Barnes & Noble, Inc. (a) (b)            973,433
     17,583 Cabela's, Inc. (a)                      907,634
     99,416 Chico's FAS, Inc.                     1,782,529
     11,427 Foot Locker, Inc.                       392,517
     74,784 Guess?, Inc.                          2,025,899
    559,518 Office Depot, Inc. (a)                2,422,713
     53,412 Rent-A-Center, Inc.                   1,905,740
     27,494 Signet Jewelers Ltd.                  1,720,575
      4,154 Tractor Supply Co.                      430,645
     16,772 Williams-Sonoma, Inc.                   737,968
                                              -------------
                                                 18,805,209
                                              -------------

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            TEXTILES, APPAREL & LUXURY GOODS
               -- 2.5%
     19,787 Carter's, Inc. (a)                $   1,191,771
     45,573 Deckers Outdoor Corp. (a) (b)         1,820,641
     51,235 Hanesbrands, Inc. (a)                 1,920,288
     16,532 PVH Corp.                             1,965,159
      7,563 Under Armour, Inc., Class A (a)         384,730
     20,514 Warnaco Group (The), Inc. (a)         1,501,830
                                              -------------
                                                  8,784,419
                                              -------------
            THRIFTS & MORTGAGE FINANCE --
               0.3%
     39,214 Astoria Financial Corp.                 381,944
     56,037 New York Community Bancorp, Inc.        748,094
                                              -------------
                                                  1,130,038
                                              -------------
            TOBACCO -- 0.6%
     36,771 Universal Corp.                       1,999,607
                                              -------------
            TRADING COMPANIES &
               DISTRIBUTORS -- 1.4%
     25,430 GATX Corp.                            1,204,110
     14,608 MSC Industrial Direct Co.,
               Inc., Class A                      1,155,785
     40,317 United Rentals, Inc. (a)              2,040,847
      4,900 Watsco, Inc.                            369,215
                                              -------------
                                                  4,769,957
                                              -------------
            WIRELESS TELECOMMUNICATION
               SERVICES -- 0.5%
     66,313 Telephone & Data Systems, Inc.        1,677,056
                                              -------------
            TOTAL COMMON STOCKS -- 100.0%        353,154,611
            (Cost $314,822,454)               -------------

            MONEY MARKET FUND -- 0.1%
    233,415 Morgan Stanley Institutional
              Liquidity Funds - Treasury
              Portfolio - Institutional
              Class - 0.03% (c)                     233,415
            (Cost $233,415)                   -------------

            COLLATERAL FOR SECURITIES ON
              LOAN -- 3.3%
            MONEY MARKET FUND -- 0.7%
  2,474,641 Goldman Sachs Financial
              Square Treasury Instruments
              Fund - Institutional Class -
              0.001% (c)                          2,474,641
            (Cost $2,474,641)                 -------------

                        See Notes to Financial Statements                Page 41

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

PRINCIPAL
VALUE       DESCRIPTION                               VALUE
-----------------------------------------------------------
            REPURCHASE AGREEMENT -- 2.6%
 $9,239,301 JPMorgan Chase & Co., 0.06% (c),
              dated 01/31/13, due 02/01/13,
              with a maturity value of
              $9,239,316. Collateralized by
              U.S. Treasury Note, interest
              rate of 0.875%, due 04/30/17.
              The value of the collateral
              including accrued interest
              is $9,425,801.                  $   9,239,301
            (Cost $9,239,301)                 -------------
            TOTAL COLLATERAL FOR SECURITIES
              ON LOAN - 3.3%                     11,713,942
            (Cost $11,713,942)                -------------

            TOTAL INVESTMENTS -- 103.4%         365,101,968
            (Cost $326,769,811) (d)
            NET OTHER ASSETS AND
              LIABILITIES -- (3.4)%             (11,912,978)
                                              -------------
            NET ASSETS -- 100.0%              $ 353,188,990
                                              =============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2C - Securities Lending in the Notes to Financial Statements). The aggregate market value of such securities is $11,454,645 and the total market value of the collateral held by the Fund is $11,713,942.

(c)   Interest rate shown reflects yield as of January 31, 2013.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $41,051,507 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,719,350.

------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
------------------------------------------------------------
Common Stocks*        $353,154,611    $        --  $      --
Money Market Fund        2,708,056             --         --
Repurchase
     Agreement                  --      9,239,301         --
                      --------------------------------------
Total Investments     $355,862,667    $ 9,239,301  $      --
                      ======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2013.

Page 42                 See Notes to Financial Statements

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 2.7%
     34,736 AAR Corp.                         $     654,774
     23,880 Aerovironment, Inc. (a)                 517,002
      8,118 Cubic Corp.                             381,546
     15,816 Curtiss-Wright Corp.                    563,840
     56,736 GenCorp, Inc. (a) (b)                   608,777
     12,654 Moog, Inc., Class A (a)                 554,245
      9,390 National Presto Industries,
               Inc. (b)                             688,756
     47,128 Orbital Sciences Corp. (a)              692,782
      5,983 Teledyne Technologies, Inc. (a)         408,400
                                              -------------
                                                  5,070,122
                                              -------------
            AIR FREIGHT & LOGISTICS -- 0.4%
      7,414 Forward Air Corp.                       275,134
     11,584 Hub Group, Inc., Class A (a)            426,407
                                              -------------
                                                    701,541
                                              -------------
            AIRLINES -- 0.6%
      7,074 Allegiant Travel Co.                    526,801
     52,082 SkyWest, Inc.                           658,316
                                              -------------
                                                  1,185,117
                                              -------------
            AUTO COMPONENTS -- 1.1%
     20,119 Drew Industries, Inc.                   736,758
     29,207 Standard Motor Products, Inc.           677,894
     31,811 Superior Industries
               International, Inc.                  644,809
                                              -------------
                                                  2,059,461
                                              -------------
            AUTOMOBILES -- 0.4%
     37,883 Winnebago Industries, Inc. (a)          709,170
                                              -------------
            BEVERAGES -- 0.2%
      2,895 Boston Beer (The) Co., Inc.,
               Class A (a) (b)                      406,284
                                              -------------
            BIOTECHNOLOGY -- 0.2%
     24,276 Emergent Biosolutions, Inc. (a)         389,630
                                              -------------
            BUILDING PRODUCTS -- 1.9%
     10,289 A.O. Smith Corp.                        712,822
      6,216 AAON, Inc.                              141,352
     27,073 Apogee Enterprises, Inc.                661,935
      8,151 Gibraltar Industries, Inc. (a)          141,583
     33,975 Griffon Corp.                           400,905
     46,682 NCI Building Systems, Inc. (a)          722,637
     19,075 Quanex Building Products Corp.          394,090
      3,955 Simpson Manufacturing Co., Inc.         128,221
      6,822 Universal Forest Products, Inc.         277,314
                                              -------------
                                                  3,580,859
                                              -------------
            CAPITAL MARKETS -- 2.0%
     36,838 Calamos Asset Management,
               Inc., Class A                        383,852
     18,710 Financial Engines, Inc. (a)             622,295

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            CAPITAL MARKETS (CONTINUED)
     17,419 HFF, Inc., Class A                $     303,787
     16,158 Piper Jaffray Cos., Inc. (a)            625,799
     59,700 Prospect Capital Corp.                  673,416
      8,120 Stifel Financial Corp. (a)              299,222
      5,365 Virtus Investment Partners,
               Inc. (a)                             799,439
                                              -------------
                                                  3,707,810
                                              -------------
            CHEMICALS -- 3.5%
      8,971 A. Schulman, Inc.                       288,418
      8,353 American Vanguard Corp.                 283,167
     18,637 H.B. Fuller Co.                         728,334
      3,361 Hawkins, Inc.                           131,146
     11,161 Innophos Holdings, Inc.                 564,412
     13,607 Koppers Holdings, Inc.                  551,900
     14,654 LSB Industries, Inc. (a)                606,675
     29,232 OM Group, Inc. (a)                      807,388
     31,781 PolyOne Corp.                           694,097
      9,641 Quaker Chemical Corp.                   551,176
      7,010 Stepan Co.                              411,207
     25,424 Tredegar Corp.                          579,921
     26,965 Zep, Inc.                               393,689
                                              -------------
                                                  6,591,530
                                              -------------
            COMMERCIAL BANKS -- 2.3%
     12,670 Banner Corp.                            382,634
     11,218 BBCN Bancorp, Inc.                      135,626
      7,233 Columbia Banking System, Inc.           146,107
      9,486 Community Bank System, Inc.             269,402
     28,336 First BanCorp (a)                       145,364
     17,751 First Financial Bancorp                 271,413
      3,325 First Financial Bankshares, Inc.        136,524
     38,200 Hanmi Financial Corp. (a)               628,390
      4,486 Independent Bank Corp.                  139,021
     12,803 NBT Bancorp, Inc.                       265,534
     21,865 Old National Bancorp                    292,116
     14,361 S&T Bancorp, Inc.                       264,817
      5,120 Simmons First National Corp.,
               Class A                              130,714
     14,244 Sterling Bancorp                        136,600
     12,382 Susquehanna Bancshares, Inc.            141,402
      2,895 Texas Capital Bancshares,
               Inc. (a)                             119,853
      2,962 UMB Financial Corp.                     131,128
     22,017 Umpqua Holdings Corp.                   278,295
      7,075 Wintrust Financial Corp.                262,270
                                              -------------
                                                  4,277,210
                                              -------------
            COMMERCIAL SERVICES & SUPPLIES
               -- 2.2%
     19,513 ABM Industries, Inc.                    427,725
     14,864 Consolidated Graphics, Inc. (a)         544,468
                                              -------------

                        See Notes to Financial Statements                Page 43

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            COMMERCIAL SERVICES & SUPPLIES
               (CONTINUED)
      7,602 G&K Services, Inc., Class A     $       304,384
     22,348 Healthcare Services Group, Inc.         539,704
     24,213 Interface, Inc.                         406,294
      6,227 Mobile Mini, Inc. (a)                   149,448
     14,721 Tetra Tech, Inc. (a)                    421,904
      7,082 UniFirst Corp.                          578,883
     12,564 United Stationers, Inc.                 418,884
      9,558 Viad Corp.                              266,859
                                              -------------
                                                  4,058,553
                                              -------------
            COMMUNICATIONS EQUIPMENT --
               1.5%
     34,745 Arris Group, Inc. (a)                   573,988
      6,635 Bel Fuse, Inc., Class B                 123,610
     20,457 Comtech Telecommunications Corp.        542,111
     27,408 Digi International, Inc. (a)            268,598
     30,574 Ixia (a)                                580,600
      6,585 NETGEAR, Inc. (a)                       231,199
     18,025 PC-Tel, Inc.                            133,746
     22,490 Symmetricom, Inc. (a)                   121,221
      3,334 ViaSat, Inc. (a)                        128,059
                                              -------------
                                                  2,703,132
                                              -------------
            COMPUTERS & PERIPHERALS -- 1.3%
     12,163 3D Systems Corp. (a) (b)                703,630
     27,334 Electronics for Imaging, Inc. (a)       618,295
     65,813 Intermec, Inc. (a)                      650,232
     25,447 Super Micro Computer, Inc. (a)          315,034
      4,330 Synaptics, Inc. (a)                     151,896
                                              -------------
                                                  2,439,087
                                              -------------
            CONSTRUCTION & ENGINEERING --
               0.8%
     29,244 Aegion Corp. (a)                        687,819
     26,222 Dycom Industries, Inc. (a)              550,138
      7,501 EMCOR Group, Inc.                       272,511
                                              -------------
                                                  1,510,468
                                              -------------
            CONSTRUCTION MATERIALS -- 1.1%
     11,095 Eagle Materials, Inc.                   718,623
     75,807 Headwaters, Inc. (a)                    709,553
     10,178 Texas Industries, Inc. (a) (b)          578,518
                                              -------------
                                                  2,006,694
                                              -------------
            CONSUMER FINANCE -- 1.8%
     16,359 Cash America International, Inc.        783,760
     16,957 Encore Capital Group, Inc. (a)          510,236
     32,673 EZCORP, Inc., Class A (a)               725,340
      7,845 First Cash Financial Services,
               Inc. (a)                             418,217

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            CONSUMER FINANCE (CONTINUED)
      3,641 Portfolio Recovery Associates,
               Inc. (a)                       $     389,405
      6,965 World Acceptance Corp. (a) (b)          540,136
                                              -------------
                                                  3,367,094
                                              -------------
            CONTAINERS & PACKAGING -- 0.2%
     25,703 Myers Industries, Inc.                  379,890
                                              -------------
            DISTRIBUTORS -- 0.7%
      6,137 Pool Corp.                              281,198
     96,420 VOXX International Corp. (a)            931,417
                                              -------------
                                                  1,212,615
                                              -------------
            DIVERSIFIED CONSUMER SERVICES --
               1.5%
      3,595 American Public Education,
               Inc. (a)                             138,515
     22,985 Capella Education Co. (a)               627,950
      7,488 Coinstar, Inc. (a) (b)                  380,989
    265,947 Corinthian Colleges, Inc. (a)           654,230
     17,219 Hillenbrand, Inc.                       426,170
     23,214 Lincoln Educational Services
               Corp.                                128,606
     38,776 Universal Technical Institute,
               Inc.                                 438,169
                                              -------------
                                                  2,794,629
                                              -------------
            DIVERSIFIED FINANCIAL SERVICES --
               0.3%
     18,972 Interactive Brokers Group, Inc.,
               Class A                              271,300
      7,350 MarketAxess Holdings, Inc.              277,903
                                              -------------
                                                    549,203
                                              -------------
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 1.2%
     14,139 Atlantic Tele-Network, Inc.             611,936
     28,714 Cbeyond, Inc. (a)                       252,683
     71,050 Cincinnati Bell, Inc. (a)               337,488
     13,530 General Communication, Inc.,
               Class A (a)                          115,140
     12,954 Lumos Networks Corp.                    125,783
    252,491 Neutral Tandem, Inc.                    699,400
                                              -------------
                                                  2,142,430
                                              -------------
            ELECTRIC UTILITIES -- 0.9%
      9,499 ALLETE, Inc.                            438,284
     12,198 El Paso Electric Co.                    410,950
     10,876 UIL Holdings Corp.                      404,696
      9,178 UNS Energy Corp.                        415,672
                                              -------------
                                                  1,669,602
                                              -------------
            ELECTRICAL EQUIPMENT -- 1.9%
     13,507 AZZ, Inc.                               577,965
     11,539 Belden, Inc.                            555,603


Page 44                 See Notes to Financial Statements

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            ELECTRICAL EQUIPMENT (CONTINUED)
      7,768 Brady Corp., Class A              $     271,025
      8,563 Encore Wire Corp.                       279,325
     17,242 EnerSys (a)                             705,715
      6,264 Franklin Electric Co., Inc.             416,681
     14,208 II-VI, Inc. (a)                         241,820
      9,375 Powell Industries, Inc. (a)             424,219
                                              -------------
                                                  3,472,353
                                              -------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 4.9%
      4,054 Anixter International, Inc.             272,753
     13,688 Badger Meter, Inc.                      677,419
     23,423 Benchmark Electronics, Inc. (a)         411,308
      5,129 Coherent, Inc.                          284,198
     36,630 CTS Corp.                               364,468
     58,618 Daktronics, Inc.                        695,209
      4,677 FEI Co.                                 285,110
     37,360 Insight Enterprises, Inc. (a)           732,256
      4,207 Littelfuse, Inc.                        269,290
      7,552 Measurement Specialties,
               Inc. (a)                             266,586
     56,428 Mercury Systems, Inc. (a)               414,746
     64,696 Methode Electronics, Inc.               622,376
      7,643 MTS Systems Corp.                       434,505
     48,243 Newport Corp. (a)                       695,664
      2,029 OSI Systems, Inc. (a)                   110,499
     15,094 Plexus Corp. (a)                        385,199
     17,956 Rofin-Sinar Technologies,
               Inc. (a)                             460,212
     10,450 Rogers Corp. (a)                        489,687
     16,343 ScanSource, Inc. (a)                    474,928
     18,873 SYNNEX Corp. (a)                        678,484
                                              -------------
                                                  9,024,897
                                              -------------
            ENERGY EQUIPMENT & SERVICES --
               3.2%
     56,871 Basic Energy Services,
               Inc. (a) (b)                         735,342
      7,253 Bristow Group, Inc.                     413,276
     29,601 Exterran Holdings, Inc. (a)             687,927
      7,303 Geospace Technologies Corp. (a)         658,439
     10,803 Gulf Island Fabrication, Inc.           250,846
      7,556 Hornbeck Offshore Services,
               Inc. (a)                             278,137
     59,810 ION Geophysical Corp. (a)               406,708
      4,463 Lufkin Industries, Inc.                 258,452
     45,140 Matrix Service Co. (a)                  644,599
     89,383 Pioneer Energy Services
               Corp. (a)                            677,523
      6,194 SEACOR Holdings, Inc.                   563,468

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            ENERGY EQUIPMENT & SERVICES
               (CONTINUED)
     34,198 TETRA Technologies, Inc. (a)      $     290,683
                                              -------------
                                                  5,865,400
                                              -------------
            FOOD & STAPLES RETAILING -- 0.7%
     12,097 Andersons (The), Inc.                   570,373
      2,446 Casey's General Stores, Inc.            133,870
     42,246 Spartan Stores, Inc.                    686,075
                                              -------------
                                                  1,390,318
                                              -------------
            FOOD PRODUCTS -- 1.6%
      4,588 B&G Foods, Inc.                         145,439
      5,148 Calavo Growers, Inc.                    128,237
     16,137 Cal-Maine Foods, Inc.                   672,590
      2,392 Hain Celestial Group (The),
               Inc. (a)                             136,320
      6,088 J & J Snack Foods Corp.                 414,897
      8,185 Sanderson Farms, Inc.                   413,179
     21,344 Seneca Foods Corp., Class A (a)         640,533
      5,381 Snyder's-Lance, Inc.                    136,839
      4,977 TreeHouse Foods, Inc. (a)               263,433
                                              -------------
                                                  2,951,467
                                              -------------
            GAS UTILITIES -- 0.8%
     10,085 Laclede Group (The), Inc.               402,593
      3,277 New Jersey Resources Corp.              137,733
      5,872 Northwest Natural Gas Co.               266,706
      4,143 Piedmont Natural Gas Co., Inc.          131,582
      2,578 South Jersey Industries, Inc.           139,934
      9,180 Southwest Gas Corp.                     408,877
                                              -------------
                                                  1,487,425
                                              -------------
            HEALTH CARE EQUIPMENT & SUPPLIES
               -- 1.6%
      3,498 Abaxis, Inc.                            135,442
      1,747 Analogic Corp.                          133,104
     17,465 Cantel Medical Corp.                    548,576
     41,660 CryoLife, Inc.                          267,457
      4,941 Cyberonics, Inc. (a)                    214,242
      5,583 Greatbatch, Inc. (a)                    148,173
      6,358 Haemonetics Corp. (a)                   266,654
      2,132 ICU Medical, Inc. (a)                   128,879
      3,328 Integra LifeSciences
               Holdings (a)                         140,275
     18,672 Merit Medical Systems, Inc. (a)         258,981
     14,093 Palomar Medical Technologies,
               Inc. (a)                             137,689
     11,610 SurModics, Inc. (a)                     279,917
      4,741 West Pharmaceutical Services,
               Inc.                                 280,715
                                              -------------
                                                  2,940,104
                                              -------------

                        See Notes to Financial Statements                Page 45

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            HEALTH CARE PROVIDERS & SERVICES
               -- 4.9%
      7,034 Air Methods Corp.                 $     307,527
     32,029 Almost Family, Inc.                     641,221
     57,578 Amedisys, Inc. (a)                      640,267
     56,179 AMN Healthcare Services,
               Inc. (a)       682,575
     12,974 AmSurg Corp. (a)                        404,919
     18,097 Bio-Reference Laboratories,
               Inc. (a) (b)                         502,554
      3,786 Chemed Corp.                            286,032
      2,894 CorVel Corp. (a)                        132,545
     19,090 Ensign Group (The), Inc.                545,210
     38,740 Gentiva Health Services, Inc. (a)       383,913
      9,486 Hanger, Inc. (a)                        272,533
     36,386 Healthways, Inc. (a)                    382,781
     47,980 Kindred Healthcare, Inc. (a)            517,224
      4,239 Landauer, Inc.                          267,015
     24,375 LHC Group, Inc. (a)                     520,650
     13,246 Magellan Health Services,
               Inc. (a)                             679,520
      5,897 MWI Veterinary Supply, Inc. (a)         662,292
     45,567 PharMerica Corp. (a)                    659,810
     17,979 PSS World Medical, Inc. (a)             520,132
                                              -------------
                                                  9,008,720
                                              -------------
            HEALTH CARE TECHNOLOGY -- 0.4%
      6,621 Medidata Solutions, Inc. (a)            309,797
      8,730 Omnicell, Inc. (a)                      137,934
     14,951 Quality Systems, Inc.                   272,706
                                              -------------
                                                    720,437
                                              -------------
            HOTELS, RESTAURANTS & LEISURE --
               3.9%
        662 Biglari Holdings, Inc. (a)              244,198
      3,943 BJ's Restaurants, Inc. (a)              126,058
     78,182 Boyd Gaming Corp. (a) (b)               548,056
      7,821 CEC Entertainment, Inc.                 257,780
      4,038 Cracker Barrel Old Country
               Store, Inc.                          261,743
      5,808 DineEquity, Inc. (a)                    425,494
     13,387 Interval Leisure Group, Inc.            265,063
      4,537 Jack in the Box, Inc. (a)               131,709
     52,036 Marcus (The) Corp.                      692,079
     15,571 Marriott Vacations Worldwide
               Corp. (a)                            691,041
     47,583 Monarch Casino & Resort,
               Inc. (a)                             492,960
     17,643 Multimedia Games Holding Co.,
               Inc. (a)                             298,872
      7,088 Papa John's International,
               Inc. (a)                             397,637
     16,396 Pinnacle Entertainment, Inc. (a)        254,958
     14,712 Red Robin Gourmet Burgers,
               Inc. (a)                             543,903

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            HOTELS, RESTAURANTS & LEISURE
               (CONTINUED)
     49,536 Ruby Tuesday, Inc. (a)            $     373,006
     71,405 Ruth's Hospitality Group,
               Inc. (a)                             554,103
     24,934 Sonic Corp. (a)                         278,263
     23,175 Texas Roadhouse, Inc.                   407,648
                                              -------------
                                                  7,244,571
                                              -------------
            HOUSEHOLD DURABLES -- 2.9%
     23,053 American Greetings Corp.,
               Class A (b)                          368,848
      8,346 Blyth, Inc.                             116,927
     15,144 Ethan Allen Interiors, Inc.             437,813
     19,436 Helen of Troy Ltd. (a)                  703,583
     27,515 La-Z-Boy, Inc.                          430,335
     24,489 M/I Homes, Inc. (a)                     667,080
     13,899 Meritage Homes Corp. (a)                614,892
     17,781 Ryland Group (The), Inc.                706,261
     88,286 Standard Pacific Corp. (a) (b)          732,774
     33,538 Universal Electronics, Inc. (a)         640,576
                                              -------------
                                                  5,419,089
                                              -------------
            HOUSEHOLD PRODUCTS -- 0.2%
     37,260 Central Garden & Pet Co.,
               Class A (a)                          358,441
                                              -------------
            INSURANCE -- 3.1%
     14,171 eHealth, Inc. (a)                       345,347
     25,226 Employers Holdings, Inc.                537,566
     26,012 Horace Mann Educators Corp.             565,501
      4,455 Infinity Property & Casualty
               Corp.                                264,939
      7,575 National Financial Partners
               Corp. (a)                            133,396
      5,080 Navigators Group (The), Inc. (a)        275,488
     15,378 ProAssurance Corp.                      692,625
      4,014 RLI Corp.                               277,006
     11,243 Safety Insurance Group, Inc.            539,777
     13,471 Selective Insurance Group, Inc.         276,290
     24,956 Stewart Information Services
               Corp.                                662,831
     29,216 Tower Group, Inc.                       563,869
     23,771 United Fire Group, Inc.                 551,250
                                              -------------
                                                  5,685,885
                                              -------------
            INTERNET & CATALOG RETAIL -- 0.3%
      6,739 Blue Nile, Inc. (a)                     225,689
     23,384 PetMed Express, Inc.                    304,928
                                              -------------
                                                    530,617
                                              -------------
            INTERNET SOFTWARE & SERVICES --
               1.9%
     24,786 Blucora, Inc. (a)                       368,320
     14,136 Dice Holdings, Inc. (a)                 133,020

Page 46                 See Notes to Financial Statements

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            INTERNET SOFTWARE & SERVICES
               (CONTINUED)
      9,022 Digital River, Inc. (a)           $     130,999
     16,977 j2 Global, Inc.                         540,208
     15,884 NIC, Inc.                               258,909
      5,321 OpenTable, Inc. (a)                     280,363
     22,035 Perficient, Inc. (a)                    263,539
     77,251 QuinStreet, Inc. (a)                    435,696
      5,150 Stamps.com, Inc. (a)                    138,999
    116,084 United Online, Inc.                     770,798
     13,952 XO Group, Inc. (a)                      134,218
                                              -------------
                                                  3,455,069
                                              -------------
            IT SERVICES -- 2.2%
     11,789 CACI International, Inc.,
               Class A (a)                          632,244
     28,553 CSG Systems International,
               Inc. (a)                             537,653
      4,901 Exlservice Holdings, Inc. (a)           145,364
      4,843 Forrester Research, Inc.                136,912
      4,401 Heartland Payment Systems, Inc.         139,776
     12,316 Higher One Holdings, Inc. (a) (b)       129,687
      8,230 iGATE Corp. (a)                         143,860
      8,213 MAXIMUS, Inc.                           563,165
     34,107 Sykes Enterprises, Inc. (a)             549,123
     29,163 TeleTech Holdings, Inc. (a)             545,348
     23,697 Virtusa Corp. (a)                       490,765
                                              -------------
                                                  4,013,897
                                              -------------
            LEISURE EQUIPMENT & PRODUCTS --
               0.9%
      7,770 Arctic Cat, Inc. (a)                    280,808
     22,310 Brunswick Corp.                         806,729
     39,935 Callaway Golf Co.                       261,974
      5,721 Sturm, Ruger & Co., Inc. (b)            290,455
                                              -------------
                                                  1,639,966
                                              -------------
            LIFE SCIENCES TOOLS & SERVICES --
               0.9%
     81,882 Affymetrix, Inc. (a)                    310,333
     34,212 Cambrex Corp. (a)                       401,991
    192,272 Enzo Biochem, Inc. (a)                  555,666
     13,160 PAREXEL International Corp. (a)         445,466
                                              -------------
                                                  1,713,456
                                              -------------
            MACHINERY -- 2.6%
      4,649 Actuant Corp., Class A                  137,052
      7,790 Astec Industries, Inc.                  275,143
     23,111 Barnes Group, Inc.                      552,353
      3,279 CIRCOR International, Inc.              136,078
     12,691 EnPro Industries, Inc. (a)              564,496
      3,471 ESCO Technologies, Inc.                 142,901
      6,480 Lindsay Corp.                           602,899

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            MACHINERY (CONTINUED)
     18,103 Lydall, Inc. (a)                  $     276,614
      7,785 Mueller Industries, Inc.                415,408
      6,552 Robbins & Myers, Inc.                   381,851
     12,653 Standex International Corp.             716,792
      2,955 Tennant Co.                             136,048
      9,059 Toro (The) Co.                          398,868
      3,017 Watts Water Technologies, Inc.,
               Class A                              139,084
                                              -------------
                                                  4,875,587
                                              -------------
            MEDIA -- 0.7%
     11,121 Arbitron, Inc.                          521,575
     11,950 Digital Generation, Inc. (a) (b)        119,620
     36,019 E.W. Scripps (The) Co.,
               Class A (a)                          395,849
     27,882 Live Nation Entertainment,
               Inc. (a)                             286,069
                                              -------------
                                                  1,323,113
                                              -------------
            METALS & MINING -- 1.6%
      4,230 AMCOL International Corp.               124,912
      7,507 Haynes International, Inc.              383,758
      8,417 Kaiser Aluminum Corp.                   523,201
     15,105 Materion Corp.                          406,324
     23,450 Olympic Steel, Inc.                     492,685
      4,711 RTI International Metals,
               Inc. (a)                             133,792
     30,467 Stillwater Mining Co. (a)               410,086
     33,297 SunCoke Energy, Inc. (a)                552,064
                                              -------------
                                                  3,026,822
                                              -------------
            MULTILINE RETAIL -- 0.7%
     48,751 Fred's, Inc., Class A                   644,488
     83,058 Tuesday Morning Corp. (a)               697,687
                                              -------------
                                                  1,342,175
                                              -------------
            MULTI-UTILITIES -- 0.5%
     21,531 Avista Corp.                            556,792
     11,212 NorthWestern Corp.                      414,732
                                              -------------
                                                    971,524
                                              -------------
            OIL, GAS & CONSUMABLE FUELS --
               2.4%
     18,613 Carrizo Oil & Gas, Inc. (a)             399,807
     33,571 Cloud Peak Energy, Inc. (a)             587,828
     34,310 Comstock Resources, Inc. (a)            500,583
      6,124 Contango Oil & Gas Co.                  262,903
     13,584 Gulfport Energy Corp. (a)               560,612
      7,817 PDC Energy, Inc. (a)                    289,464
    117,717 Penn Virginia Corp.                     505,006
     31,623 Stone Energy Corp. (a)                  711,518
     42,162 Swift Energy Co. (a)                    635,381
                                              -------------
                                                  4,453,102
                                              -------------

                        See Notes to Financial Statements                Page 47

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            PAPER & FOREST PRODUCTS -- 1.9%
     22,599 Buckeye Technologies, Inc.        $     649,721
      9,946 Clearwater Paper Corp. (a)              450,653
      1,839 Deltic Timber Corp.                     133,438
     29,244 KapStone Paper & Packaging Corp.        701,856
     13,677 Neenah Paper, Inc.                      423,166
     37,120 P.H. Glatfelter Co.                     689,690
     13,300 Schweitzer-Mauduit
               International, Inc.                  541,842
                                              -------------
                                                  3,590,366
                                              -------------
            PERSONAL PRODUCTS -- 1.0%
     26,677 Inter Parfums, Inc.                     579,158
     24,591 Medifast, Inc. (a)                      603,217
     32,400 Prestige Brands Holdings,
               Inc. (a)                             694,980
                                              -------------
                                                  1,877,355
                                              -------------
            PHARMACEUTICALS -- 0.4%
      9,712 Akorn, Inc. (a)                         127,130
     14,840 Hi-Tech Pharmacal Co., Inc.             543,144
      5,417 Medicines (The) Co. (a)                 161,860
                                              -------------
                                                    832,134
                                              -------------
            PROFESSIONAL SERVICES -- 2.0%
     15,152 CDI Corp.                               257,887
      2,328 Exponent, Inc. (a)                      113,816
     41,225 Kelly Services, Inc., Class A           657,126
     16,367 Korn/Ferry International (a)            281,185
     58,149 Navigant Consulting, Inc. (a)           670,458
     32,000 On Assignment, Inc. (a)                 782,400
     54,350 Resources Connection, Inc.              663,614
     16,480 TrueBlue, Inc. (a)                      283,291
                                              -------------
                                                  3,709,777
                                              -------------
            REAL ESTATE INVESTMENT TRUSTS --
               2.6%
     24,582 Cedar Realty Trust, Inc.                135,447
      2,812 EPR Properties                          131,770
     14,262 Extra Space Storage, Inc.               568,198
     18,411 Geo Group (The), Inc.                   600,567
      5,417 Government Properties Income
               Trust                                134,613
      5,402 Healthcare Realty Trust, Inc.           137,643
      2,743 Kilroy Realty Corp.                     136,876
     37,260 Lexington Realty Trust                  409,860
      3,689 LTC Properties, Inc.                    137,379
     32,554 Medical Properties Trust, Inc.          437,851
     37,105 Parkway Properties, Inc.                587,743
     22,070 Pennsylvania Real Estate
               Investment Trust                     406,971
      6,271 Sovran Self Storage, Inc.               409,120
      3,796 Tanger Factory Outlet Centers,
               Inc.                                 134,454

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS
               (CONTINUED)
      7,695 Universal Health Realty
               Income Trust                   $     424,225
                                              -------------
                                                  4,792,717
                                              -------------
            ROAD & RAIL -- 1.1%
     67,951 Arkansas Best Corp.                     714,845
     29,788 Heartland Express, Inc.                 411,968
     26,610 Knight Transportation, Inc.             424,429
     15,144 Old Dominion Freight
               Line, Inc. (a)                       564,568
                                              -------------
                                                  2,115,810
                                              -------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 3.3%
      9,396 Advanced Energy Industries,
               Inc. (a)                             144,229
     80,613 Brooks Automation, Inc.                 754,538
      3,651 Cabot Microelectronics Corp.            134,941
      8,240 CEVA, Inc. (a)                          125,083
      4,476 Cirrus Logic, Inc. (a)                  126,357
      4,307 Cymer, Inc. (a)                         443,492
     22,442 Diodes, Inc. (a)                        426,847
     14,585 Exar Corp. (a)                          152,997
    214,870 GT Advanced Technologies,
               Inc. (a) (b)                         678,989
      2,088 Hittite Microwave Corp. (a)             128,161
     32,471 Kulicke & Soffa Industries,
               Inc. (a)                             367,572
     18,507 Microsemi Corp. (a)                     387,166
     10,070 MKS Instruments, Inc.                   279,946
     11,649 Monolithic Power Systems, Inc.          271,422
     21,239 Rubicon Technology, Inc. (a)            142,726
     38,599 Rudolph Technologies, Inc. (a)          520,700
     53,631 TriQuint Semiconductor, Inc. (a)        281,563
     13,917 Ultratech, Inc. (a)                     566,839
      7,556 Volterra Semiconductor Corp. (a)        124,221
                                              -------------
                                                  6,057,789
                                              -------------
            SOFTWARE -- 2.4%
     14,752 Bottomline Technologies,
               Inc. (a)                             428,988
      9,306 CommVault Systems, Inc. (a)             714,050
     40,380 Ebix, Inc. (b)                          659,809
     40,618 EPIQ Systems, Inc.                      501,226
     11,610 Interactive Intelligence
               Group, Inc. (a)                      466,954
      6,455 Manhattan Associates, Inc. (a)          442,232
     14,978 NetScout Systems, Inc. (a)              389,877
      2,751 Sourcefire, Inc. (a)                    117,193
      6,156 Synchronoss Technologies,
               Inc. (a)                             146,574
     10,717 Tyler Technologies, Inc. (a)            579,254
                                              -------------
                                                  4,446,157
                                              -------------

Page 48                 See Notes to Financial Statements

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            SPECIALTY RETAIL -- 7.3%
     19,811 Big 5 Sporting Goods Corp.        $     274,779
     35,325 Brown Shoe Co., Inc.                    609,003
      5,811 Buckle (The), Inc. (b)                  271,839
     18,927 Cato (The) Corp., Class A               521,817
     11,723 Children's Place Retail
               Stores (The), Inc. (a)               584,274
    119,066 Christopher & Banks Corp. (a)           738,209
    107,928 Coldwater Creek, Inc. (a) (b)           409,047
     34,281 Finish Line (The), Inc., Class A        638,998
      9,441 Genesco, Inc. (a)                       588,457
      4,190 Group 1 Automotive, Inc.                283,831
     39,784 Haverty Furniture Cos., Inc.            716,112
     40,349 Hot Topic, Inc.                         447,874
     12,189 Jos. A. Bank Clothiers, Inc. (a)        494,142
     49,021 Kirkland's, Inc. (a)                    567,173
     17,339 Lithia Motors, Inc., Class A            750,259
     12,281 Lumber Liquidators
               Holdings, Inc. (a) (b)               726,790
     20,824 Men's Wearhouse (The), Inc.             632,008
     66,483 OfficeMax, Inc.                         716,687
     66,014 Pep Boys-Manny, Moe & Jack
               (The) (a)                            734,736
     13,713 rue21, Inc. (a)                         407,413
      9,916 Select Comfort Corp. (a)                218,350
      6,210 Sonic Automotive, Inc., Class A         150,717
     26,185 Stage Stores, Inc.                      598,327
     51,635 Stein Mart, Inc.                        435,799
      4,526 Vitamin Shoppe, Inc. (a)                276,448
     63,153 Zale Corp. (a)                          310,713
     20,061 Zumiez, Inc. (a) (b)                    423,287
                                              -------------
                                                 13,527,089
                                              -------------
            TEXTILES, APPAREL & LUXURY GOODS
               -- 2.3%
     45,096 Crocs, Inc. (a)                         670,127
     31,275 Fifth & Pacific Cos., Inc. (a)          472,252
     17,441 Iconix Brand Group, Inc. (a)            419,456
      6,661 Maidenform Brands, Inc. (a)             129,290
      8,459 Movado Group, Inc.                      309,261
     19,565 Perry Ellis International, Inc.         377,604
    122,148 Quiksilver, Inc. (a)                    798,848
      9,208 Steven Madden Ltd. (a)                  424,305
     20,420 True Religion Apparel, Inc.             484,158
      3,169 Wolverine World Wide, Inc.              136,267
                                              -------------
                                                  4,221,568
                                              -------------

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            THRIFTS & MORTGAGE FINANCE --
               0.8%
     30,182 Bank Mutual Corp.                 $     154,834
     15,267 Brookline Bancorp, Inc.                 134,502
     18,684 Dime Community Bancshares, Inc.         258,026
     17,398 Provident Financial Services,
               Inc.                                 258,012
     24,582 TrustCo Bank Corp.                      130,039
     24,793 ViewPoint Financial Group, Inc.         524,372
                                              -------------
                                                  1,459,785
                                              -------------
            TOBACCO -- 0.3%
    142,620 Alliance One International,
               Inc. (a)                             516,284
                                              -------------
            TRADING COMPANIES & DISTRIBUTORS
               -- 0.4%
      6,179 Applied Industrial Technologies,
               Inc.                                 271,629
     14,107 Kaman Corp.                             512,648
                                              -------------
                                                    784,277
                                              -------------
            WATER UTILITIES -- 0.2%
      8,116 American States Water Co.               410,264
                                              -------------
            WIRELESS TELECOMMUNICATION
               SERVICES -- 0.4%
      9,899 NTELOS Holdings Corp.                   127,994
     55,555 USA Mobility, Inc.                      642,216
                                              -------------
                                                    770,210
                                              -------------
            TOTAL COMMON STOCKS -- 100.0%       185,538,148
            (Cost $168,086,332)               -------------

            MONEY MARKET FUND -- 0.1%
    100,659 Morgan Stanley Institutional
              Liquidity Funds - Treasury
              Portfolio - Institutional
              Class - 0.03% (c)                     100,659
            (Cost $100,659)                   -------------

            COLLATERAL FOR SECURITIES ON
              LOAN -- 3.5%
            MONEY MARKET FUND -- 0.7%
  1,399,983 Goldman Sachs Financial
              Square Treasury Instruments
              Fund - Institutional Class -
              0.001% (c)                          1,399,983
            (Cost $1,399,983)                 -------------

                        See Notes to Financial Statements                Page 49

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

PRINCIPAL
VALUE       DESCRIPTION                               VALUE
-----------------------------------------------------------
            REPURCHASE AGREEMENT -- 2.8%
$5,226,963  JPMorgan Chase & Co., 0.06% (c),
              dated 01/31/13, due 02/01/13,
              with a maturity value of
              $5,226,972. Collateralized by
              U.S. Treasury Note, interest
              rate of 0.875%, due 04/30/17.
              The value of the collateral
              including accrued interest is
              $5,332,472.                     $   5,226,963
            (Cost $5,226,963)                 -------------
            TOTAL COLLATERAL FOR SECURITIES
              ON LOAN - 3.5%                      6,626,946
            (Cost $6,626,946)                 -------------

            TOTAL INVESTMENTS -- 103.6%         192,265,753
            (Cost $174,813,937) (d)
            NET OTHER ASSETS AND
              LIABILITIES -- (3.6)%              (6,763,805)
                                              -------------
            NET ASSETS -- 100.0%              $ 185,501,948
                                              =============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2C - Securities Lending in the Notes to Financial Statements). The aggregate market value of such securities is $6,470,346 and the total market value of the collateral held by the Fund is $6,626,946.

(c)   Interest rate shown reflects yield as of January 31, 2013.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $20,791,796 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,339,980.

------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
------------------------------------------------------------
Common Stocks*        $185,538,148    $        --  $      --
Money Market Fund        1,500,642             --         --
Repurchase Agreement            --      5,226,963         --
                      --------------------------------------
Total Investments     $187,038,790    $ 5,226,963  $      --
                      ======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2013.

Page 50                 See Notes to Financial Statements

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 99.8%
            AEROSPACE & DEFENSE -- 2.8%
     27,030 General Dynamics Corp.            $   1,792,089
     24,435 L-3 Communications Holdings, Inc.     1,855,105
     34,631 Northrop Grumman Corp.                2,252,400
     32,528 Raytheon Co.                          1,713,575
     18,435 Textron, Inc.                           530,191
      5,569 United Technologies Corp.               487,677
                                              -------------
                                                  8,631,037
                                              -------------
            AIR FREIGHT & LOGISTICS -- 0.7%
     20,414 FedEx Corp.                           2,071,000
                                              -------------
            AUTO COMPONENTS -- 0.3%
     30,493 Johnson Controls, Inc.                  948,027
                                              -------------
            AUTOMOBILES -- 0.8%
    180,730 Ford Motor Co.                        2,340,454
                                              -------------
            BEVERAGES -- 1.0%
     29,504 Coca-Cola Enterprises, Inc.           1,028,804
     43,759 Molson Coors Brewing Co.,
               Class B                            1,977,032
                                              -------------
                                                  3,005,836
                                              -------------
            CAPITAL MARKETS -- 1.4%
     36,428 Bank of New York Mellon
               (The) Corp.                          989,384
     46,277 Federated Investors, Inc.,
               Class B                            1,094,914
      7,340 Goldman Sachs Group (The), Inc.       1,085,292
     17,766 Legg Mason, Inc.                        491,230
      9,718 State Street Corp.                      540,807
                                              -------------
                                                  4,201,627
                                              -------------
            CHEMICALS -- 0.8%
      5,440 Air Products and Chemicals, Inc.        475,619
     14,139 Dow Chemical (The) Co.                  455,276
     16,399 LyondellBasell Industries
               N.V., Class A                      1,040,024
      6,211 Sigma-Aldrich Corp.                     480,297
                                              -------------
                                                  2,451,216
                                              -------------
            COMMERCIAL BANKS -- 3.1%
     32,159 BB&T Corp.                              973,774
     30,855 Comerica, Inc.                        1,060,178
     61,631 Fifth Third Bancorp                   1,003,969
    222,372 KeyCorp                               2,090,297
     24,081 PNC Financial Services Group,
               Inc.                               1,488,206
     64,179 Regions Financial Corp.                 499,312
     49,533 SunTrust Banks, Inc.                  1,405,251
     27,390 Wells Fargo & Co.                       953,994
                                              -------------
                                                  9,474,981
                                              -------------

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMERCIAL SERVICES & SUPPLIES
               -- 1.7%
     20,139 ADT (The) Corp.                   $     956,603
     13,084 Avery Dennison Corp.                    503,865
     42,945 Pitney Bowes, Inc.                      618,837
     63,839 Republic Services, Inc.               2,035,826
     27,748 Waste Management, Inc.                1,009,472
                                              -------------
                                                  5,124,603
                                              -------------
            COMMUNICATIONS EQUIPMENT -- 1.1%
     95,284 Cisco Systems, Inc.                   1,959,992
     28,683 Harris Corp.                          1,325,154
                                              -------------
                                                  3,285,146
                                              -------------
            COMPUTERS & PERIPHERALS -- 2.0%
    231,040 Dell, Inc.                            3,058,970
     10,492 SanDisk Corp. (a)                       524,495
     55,082 Western Digital Corp.                 2,588,854
                                              -------------
                                                  6,172,319
                                              -------------
            CONSTRUCTION & ENGINEERING --
               0.5%
      7,778 Fluor Corp.                             504,248
     21,990 Jacobs Engineering Group,
               Inc. (a)                           1,057,939
                                              -------------
                                                  1,562,187
                                              -------------
            CONSUMER FINANCE -- 0.3%
     16,163 Capital One Financial Corp.             910,300
                                              -------------
            DISTRIBUTORS -- 0.2%
      7,187 Genuine Parts Co.                       488,932
                                              -------------
            DIVERSIFIED CONSUMER SERVICES --
               0.7%
    111,876 Apollo Group, Inc., Class A (a)       2,262,133
                                              -------------
            DIVERSIFIED FINANCIAL SERVICES --
               3.2%
     11,550 Citigroup, Inc.                         486,948
     36,921 CME Group, Inc.                       2,135,511
     31,937 JPMorgan Chase & Co.                  1,502,636
     98,381 Leucadia National Corp.               2,503,796
     74,864 NASDAQ OMX Group (The), Inc.          2,120,148
     29,682 NYSE Euronext                         1,026,107
                                              -------------
                                                  9,775,146
                                              -------------
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 1.4%
     13,556 AT&T, Inc.                              471,613
     47,861 CenturyLink, Inc.                     1,935,978
    437,469 Frontier Communications Corp.         1,999,233
                                              -------------
                                                  4,406,824
                                              -------------
            ELECTRIC UTILITIES -- 5.3%
     43,869 American Electric Power Co., Inc.     1,986,827

                        See Notes to Financial Statements                Page 51

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            ELECTRIC UTILITIES (CONTINUED)
      7,163 Duke Energy Corp.                 $     492,385
     10,114 Edison International                    487,394
     29,368 Entergy Corp.                         1,897,173
     47,219 Exelon Corp.                          1,484,565
     33,627 FirstEnergy Corp.                     1,361,557
     13,533 NextEra Energy, Inc.                    975,053
     95,478 Pepco Holdings, Inc.                  1,863,730
     27,547 Pinnacle West Capital Corp.           1,470,459
     65,398 PPL Corp.                             1,980,905
     21,870 Southern (The) Co.                      967,310
     52,574 Xcel Energy, Inc.                     1,460,506
                                              -------------
                                                 16,427,864
                                              -------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 2.7%
    185,455 Corning, Inc.                         2,225,460
     62,943 FLIR Systems, Inc.                    1,496,155
     97,065 Jabil Circuit, Inc.                   1,835,499
     51,382 Molex, Inc.                           1,395,535
     37,830 TE Connectivity Ltd.                  1,470,831
                                              -------------
                                                  8,423,480
                                              -------------
            ENERGY EQUIPMENT & SERVICES --
               7.7%
     57,306 Baker Hughes, Inc.                    2,562,724
     34,437 Diamond Offshore Drilling, Inc.       2,585,874
     39,482 Ensco PLC, Class A                    2,509,871
     67,467 Halliburton Co.                       2,744,558
     41,786 Helmerich & Payne, Inc.               2,688,511
    161,968 Nabors Industries Ltd. (a)            2,700,007
     34,241 National Oilwell Varco, Inc.          2,538,628
     53,775 Noble Corp.                           2,177,887
     44,910 Rowan Cos. PLC, Class A (a)           1,548,497
     20,265 Schlumberger Ltd.                     1,581,683
                                              -------------
                                                 23,638,240
                                              -------------
            FOOD & STAPLES RETAILING -- 2.1%
     29,045 CVS Caremark Corp.                    1,487,104
     17,562 Kroger (The) Co.                        486,467
    103,504 Safeway, Inc.                         1,992,452
     14,431 Sysco Corp.                             458,473
     25,296 Walgreen Co.                          1,010,828
     13,723 Wal-Mart Stores, Inc.                   959,924
                                              -------------
                                                  6,395,248
                                              -------------
            FOOD PRODUCTS -- 2.3%
     34,180 Archer-Daniels-Midland Co.              975,155
     15,490 ConAgra Foods, Inc.                     506,368
     11,309 General Mills, Inc.                     474,299
     14,639 Hormel Foods Corp.                      506,656
     10,048 Kraft Foods Group, Inc.                 464,419
     55,135 Mondelez International, Inc.,
               Class A                            1,532,202

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            FOOD PRODUCTS (CONTINUED)
    120,642 Tyson Foods, Inc., Class A        $   2,668,601
                                              -------------
                                                  7,127,700
                                              -------------
            GAS UTILITIES -- 0.3%
     23,422 AGL Resources, Inc.                     979,040
                                              -------------
            HEALTH CARE EQUIPMENT & SUPPLIES
               -- 3.0%
     59,743 Abbott Laboratories                   2,024,093
      4,676 C. R. Bard, Inc.                        477,279
     15,990 CareFusion Corp. (a)                    496,329
     16,215 Covidien PLC                          1,010,843
     34,233 Medtronic, Inc.                       1,595,258
     25,904 St. Jude Medical, Inc.                1,054,293
     17,075 Stryker Corp.                         1,069,749
     21,066 Zimmer Holdings, Inc.                 1,571,524
                                              -------------
                                                  9,299,368
                                              -------------
            HEALTH CARE PROVIDERS & SERVICES
               -- 4.9%
     40,440 Aetna, Inc.                           1,950,421
     11,098 Cardinal Health, Inc.                   486,203
     26,268 Cigna Corp.                           1,532,475
     31,325 Coventry Health Care, Inc.            1,435,625
     34,102 Humana, Inc.                          2,535,825
     10,807 Laboratory Corp. of
               America Holdings (a)                 967,227
      4,713 McKesson Corp.                          495,949
     24,102 Quest Diagnostics, Inc.               1,396,711
     34,521 UnitedHealth Group, Inc.              1,905,904
     38,417 WellPoint, Inc.                       2,490,190
                                              -------------
                                                 15,196,530
                                              -------------
            HOTELS, RESTAURANTS & LEISURE --
               1.4%
     38,190 Carnival Corp.                        1,478,717
     31,158 Darden Restaurants, Inc.              1,448,847
     66,070 International Game Technology         1,015,496
      5,178 McDonald's Corp.                        493,411
                                              -------------
                                                  4,436,471
                                              -------------
            HOUSEHOLD DURABLES -- 1.5%
     34,401 Garmin Ltd.                           1,303,454
     52,429 Harman International
               Industries, Inc.                   2,347,770
      9,202 Whirlpool Corp.                       1,061,727
                                              -------------
                                                  4,712,951
                                              -------------
            INDEPENDENT POWER PRODUCERS &
               ENERGY TRADERS -- 0.6%
     81,442 NRG Energy, Inc.                      1,954,608
                                              -------------
            INDUSTRIAL CONGLOMERATES -- 0.5%
     10,081 3M Co.                                1,013,645

Page 52                 See Notes to Financial Statements

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            INDUSTRIAL CONGLOMERATES
               (CONTINUED)
     21,769 General Electric Co.              $     485,013
                                              -------------
                                                  1,498,658
                                              -------------
            INSURANCE -- 5.4%
     17,597 ACE Ltd.                              1,501,552
     17,623 Aflac, Inc.                             935,076
     46,613 Allstate (The) Corp.                  2,046,311
     66,302 American International
               Group, Inc. (a)                    2,508,205
     67,448 Assurant, Inc.                        2,579,212
     18,646 Chubb (The) Corp.                     1,497,460
     41,720 Hartford Financial Services
               Group (The), Inc.                  1,034,656
     32,827 Principal Financial Group, Inc.       1,017,965
     27,179 Torchmark Corp.                       1,514,142
     26,070 Travelers (The) Cos., Inc.            2,045,452
                                              -------------
                                                 16,680,031
                                              -------------
            IT SERVICES -- 1.9%
     40,341 Fidelity National Information
               Services, Inc.                     1,497,054
      2,387 International Business
               Machines Corp.                       484,728
     87,411 Total System Services, Inc.           2,032,306
    137,572 Western Union Co.                     1,957,650
                                              -------------
                                                  5,971,738
                                              -------------
            LEISURE EQUIPMENT & PRODUCTS --
               0.3%
     26,077 Hasbro, Inc.                            974,498
                                              -------------
            MACHINERY -- 2.1%
     15,676 Caterpillar, Inc.                     1,542,362
     36,695 Joy Global, Inc.                      2,318,023
     22,012 Parker Hannifin Corp.                 2,046,456
      6,179 Stanley Black & Decker, Inc.            474,732
                                              -------------
                                                  6,381,573
                                              -------------
            MEDIA -- 2.3%
    129,954 Gannett Co., Inc.                     2,550,997
     41,463 Interpublic Group of Cos.
               (The), Inc.                          502,117
      8,665 Viacom, Inc., Class B                   522,933
     18,802 Walt Disney (The) Co.                 1,013,052
      6,409 Washington Post (The)
               Co., Class B                       2,471,823
                                              -------------
                                                  7,060,922
                                              -------------
            METALS & MINING -- 2.7%
    161,781 Alcoa, Inc.                           1,430,144
     46,255 Allegheny Technologies, Inc.          1,463,971
     60,695 Cliffs Natural Resources, Inc.        2,264,530

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            METALS & MINING (CONTINUED)
     68,433 Freeport-McMoRan Copper
               & Gold, Inc.                   $   2,412,263
     39,222 United States Steel Corp.               876,612
                                              -------------
                                                  8,447,520
                                              -------------
            MULTILINE RETAIL -- 2.8%
     82,235 Big Lots, Inc. (a)                    2,643,855
     10,365 Dollar General Corp. (a)                479,070
     54,454 Kohl's Corp.                          2,520,676
     35,986 Macy's, Inc.                          1,421,807
     23,735 Target Corp.                          1,433,831
                                              -------------
                                                  8,499,239
                                              -------------
            MULTI-UTILITIES -- 6.1%
     45,712 Ameren Corp.                          1,482,897
     48,631 CenterPoint Energy, Inc.                994,018
     38,398 CMS Energy Corp.                        986,829
     25,285 Consolidated Edison, Inc.             1,438,211
     31,180 DTE Energy Co.                        1,974,006
     26,890 Integrys Energy Group, Inc.           1,470,614
     37,612 NiSource, Inc.                        1,016,652
     46,601 PG&E Corp.                            1,987,067
     61,189 Public Service Enterprise
               Group, Inc.                        1,907,873
     30,769 SCANA Corp.                           1,440,297
     13,198 Sempra Energy                           990,510
    111,715 TECO Energy, Inc.                     1,985,175
     25,403 Wisconsin Energy Corp.                1,001,640
                                              -------------
                                                 18,675,789
                                              -------------
            OFFICE ELECTRONICS -- 0.9%
    343,174 Xerox Corp.                           2,748,824
                                              -------------
            OIL, GAS & CONSUMABLE FUELS --
               13.3%
     25,195 Anadarko Petroleum Corp.              2,016,104
     29,816 Apache Corp.                          2,497,388
     84,492 Chesapeake Energy Corp.               1,705,048
     21,645 Chevron Corp.                         2,492,422
     40,362 ConocoPhillips                        2,340,996
     43,746 CONSOL Energy, Inc.                   1,371,000
     35,977 Devon Energy Corp.                    2,057,524
     27,041 Exxon Mobil Corp.                     2,432,879
     44,193 Hess Corp.                            2,968,002
     76,336 Marathon Oil Corp.                    2,565,653
     39,302 Murphy Oil Corp.                      2,339,255
     87,395 Newfield Exploration Co. (a)          2,578,152
     30,552 Occidental Petroleum Corp.            2,696,825
     87,953 Peabody Energy Corp.                  2,212,018
     44,075 Phillips 66                           2,669,623
     46,391 QEP Resources, Inc.                   1,361,576
     16,687 Spectra Energy Corp.                    463,565
     54,874 Valero Energy Corp.                   2,399,640

                        See Notes to Financial Statements                Page 53

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            OIL, GAS & CONSUMABLE FUELS
               (CONTINUED)
    125,831 WPX Energy, Inc. (a)              $   1,891,240
                                              -------------
                                                 41,058,910
                                              -------------
            PAPER & FOREST PRODUCTS -- 0.2%
     11,471 International Paper Co.                 475,129
                                              -------------
            PHARMACEUTICALS -- 0.5%
     26,504 Forest Laboratories, Inc. (a)           962,095
     18,217 Pfizer, Inc.                            496,960
                                              -------------
                                                  1,459,055
                                              -------------
            PROFESSIONAL SERVICES -- 0.1%
      5,811 Dun & Bradstreet (The) Corp.            473,829
                                              -------------
            ROAD & RAIL -- 2.0%
     94,898 CSX Corp.                             2,090,603
     30,276 Norfolk Southern Corp.                2,085,108
     37,497 Ryder System, Inc.                    2,129,080
                                              -------------
                                                  6,304,791
                                              -------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 1.5%
     10,864 Analog Devices, Inc.                    474,105
    221,145 Micron Technology, Inc. (a)           1,671,856
    152,347 NVIDIA Corp.                          1,867,774
     14,768 Texas Instruments, Inc.                 488,526
                                              -------------
                                                  4,502,261
                                              -------------
            SOFTWARE -- 1.9%
    106,480 CA, Inc.                              2,642,834
     35,022 Microsoft Corp.                         962,054
     99,542 Symantec Corp. (a)                    2,167,029
                                              -------------
                                                  5,771,917
                                              -------------
            SPECIALTY RETAIL -- 0.6%
     25,117 Bed Bath & Beyond, Inc. (a)           1,474,368
      7,968 Tiffany & Co.                           523,896
                                              -------------
                                                  1,998,264
                                              -------------
            THRIFTS & MORTGAGE FINANCE --
               0.1%
     37,795 People's United Financial, Inc.         465,256
                                              -------------
            WIRELESS TELECOMMUNICATION
               SERVICES -- 0.8%
    235,457 MetroPCS Communications,
               Inc. (a)                           2,361,634
                                              -------------
            TOTAL COMMON STOCKS -- 99.8%        307,513,106
            (Cost $283,595,198)               -------------

            MONEY MARKET FUND -- 0.2%
    511,552 Morgan Stanley Institutional
              Liquidity Funds - Treasury
              Portfolio - Institutional
              Class - 0.03% (b)                     511,552
            (Cost $511,552)                   -------------

            DESCRIPTION                               VALUE
-----------------------------------------------------------
            TOTAL INVESTMENTS -- 100.0%       $ 308,024,658
            (Cost $284,106,750) (c)
            NET OTHER ASSETS AND
              LIABILITIES -- 0.0%                  (108,820)
                                              -------------
            NET ASSETS -- 100.0%              $ 307,915,838
                                              =============

(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of January 31, 2013.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $26,730,545 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,812,637.

------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
------------------------------------------------------------
Common Stocks*        $307,513,106    $        --  $      --
Money Market Fund          511,552             --         --
                      --------------------------------------
Total Investments     $308,024,658    $        --  $      --
                      ======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2013.

Page 54                 See Notes to Financial Statements

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.1%
            AEROSPACE & DEFENSE -- 2.2%
      9,086 Boeing (The) Co.                  $     671,183
     10,789 Honeywell International, Inc.           736,241
      2,473 Lockheed Martin Corp.                   214,830
      4,820 Precision Castparts Corp.               883,988
      3,924 Rockwell Collins, Inc.                  231,045
                                              -------------
                                                  2,737,287
                                              -------------
            AIR FREIGHT & LOGISTICS -- 0.4%
      7,221 C.H. Robinson Worldwide, Inc.           477,669
                                              -------------
            AIRLINES -- 1.0%
    114,828 Southwest Airlines Co.                1,287,222
                                              -------------
            AUTO COMPONENTS -- 1.3%
      6,374 BorgWarner, Inc. (a)                    472,823
     30,741 Delphi Automotive PLC (a)             1,188,447
                                              -------------
                                                  1,661,270
                                              -------------
            AUTOMOBILES -- 0.8%
     18,694 Harley-Davidson, Inc.                   979,940
                                              -------------
            BEVERAGES -- 0.5%
     19,349 Constellation Brands, Inc.,
               Class A (a)                          626,134
                                              -------------
            BIOTECHNOLOGY -- 2.2%
      7,933 Amgen, Inc.                             677,954
      1,556 Biogen Idec, Inc. (a)                   242,861
      5,799 Celgene Corp. (a)                       573,869
     32,018 Gilead Sciences, Inc. (a)             1,263,110
                                              -------------
                                                  2,757,794
                                              -------------
            BUILDING PRODUCTS -- 1.0%
     70,578 Masco Corp.                           1,297,929
                                              -------------
            CAPITAL MARKETS -- 1.8%
     14,578 Ameriprise Financial, Inc.              966,813
      2,208 BlackRock, Inc.                         521,706
      1,816 Franklin Resources, Inc.                248,574
     17,497 Invesco Ltd.                            476,794
                                              -------------
                                                  2,213,887
                                              -------------
            CHEMICALS -- 6.4%
     10,001 Airgas, Inc.                            952,495
      1,123 CF Industries Holdings, Inc.            257,358
     17,279 Eastman Chemical Co.                  1,229,401
     12,698 Ecolab, Inc.                            919,335
     15,602 FMC Corp.                               959,055
     10,291 International Flavors &
               Fragrances, Inc.                     724,795
      7,235 Monsanto Co.                            733,267
      8,687 PPG Industries, Inc.                  1,197,677
      5,936 Sherwin-Williams (The) Co.              962,463
                                              -------------
                                                  7,935,846
                                              -------------

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMERCIAL BANKS -- 1.2%
     23,032 First Horizon National Corp.      $     235,157
      6,954 M&T Bank Corp.                          714,106
     21,332 Zions Bancorporation                    497,462
                                              -------------
                                                  1,446,725
                                              -------------
            COMMERCIAL SERVICES & SUPPLIES
               -- 0.6%
     11,161 Cintas Corp.                            471,664
      2,447 Stericycle, Inc. (a)                    230,874
                                              -------------
                                                    702,538
                                              -------------
            COMMUNICATIONS EQUIPMENT --
               0.8%
     50,572 JDS Uniphase Corp. (a)                  733,800
      3,680 QUALCOMM, Inc.                          242,990
                                              -------------
                                                    976,790
                                              -------------
            COMPUTERS & PERIPHERALS -- 1.1%
     38,577 Seagate Technology PLC                1,310,846
                                              -------------
            CONSTRUCTION & ENGINEERING --
               1.0%
     43,087 Quanta Services, Inc. (a)             1,248,230
                                              -------------
            CONSTRUCTION MATERIALS -- 0.6%
     13,156 Vulcan Materials Co.                    744,103
                                              -------------
            CONSUMER FINANCE -- 1.1%
      3,971 American Express Co.                    233,535
     11,842 Discover Financial Services             454,614
     39,974 SLM Corp.                               675,161
                                              -------------
                                                  1,363,310
                                              -------------
            CONTAINERS & PACKAGING -- 2.0%
     15,302 Ball Corp.                              681,245
     13,643 Bemis Co., Inc.                         486,782
     67,152 Sealed Air Corp.                      1,257,086
                                              -------------
                                                  2,425,113
                                              -------------
            DIVERSIFIED CONSUMER SERVICES --
               0.4%
     24,583 H&R Block, Inc.                         559,755
                                              -------------
            DIVERSIFIED FINANCIAL SERVICES --
               2.4%
    101,365 Bank of America Corp.                 1,147,452
      8,350 McGraw-Hill (The) Cos., Inc.            480,292
     23,367 Moody's Corp.                         1,280,979
                                              -------------
                                                  2,908,723
                                              -------------
            ELECTRICAL EQUIPMENT -- 2.6%
     21,694 Eaton Corp. PLC                       1,235,473
      8,620 Emerson Electric Co.                    493,495
     10,870 Rockwell Automation, Inc.               969,495

                        See Notes to Financial Statements                Page 55

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            ELECTRICAL EQUIPMENT (CONTINUED)
      4,095 Roper Industries, Inc.            $     480,958
                                              -------------
                                                  3,179,421
                                              -------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 0.8%
     14,111 Amphenol Corp., Class A                 953,480
                                              -------------
            ENERGY EQUIPMENT & SERVICES --
               0.8%
     16,171 Cameron International Corp. (a)       1,023,786
                                              -------------
            FOOD & STAPLES RETAILING -- 0.8%
      6,933 Costco Wholesale Corp.                  709,523
      2,499 Whole Foods Market, Inc.                240,529
                                              -------------
                                                    950,052
                                              -------------
            FOOD PRODUCTS -- 1.7%
      3,957 H. J. Heinz Co.                         239,913
      3,160 Hershey (The) Co.                       251,062
      5,293 J.M. Smucker (The) Co.                  469,119
     12,261 Kellogg Co.                             717,268
      7,186 McCormick & Co., Inc.                   448,047
                                              -------------
                                                  2,125,409
                                              -------------
            HEALTH CARE EQUIPMENT & SUPPLIES
               -- 1.3%
     10,272 Baxter International, Inc.              696,853
     11,525 DENTSPLY International, Inc.            481,284
      6,499 Varian Medical Systems, Inc. (a)        459,154
                                              -------------
                                                  1,637,291
                                              -------------
            HEALTH CARE PROVIDERS & SERVICES
               -- 1.4%
     10,638 DaVita HealthCare Partners,
               Inc. (a)                           1,227,731
      8,454 Express Scripts Holding Co. (a)         451,613
                                              -------------
                                                  1,679,344
                                              -------------
            HEALTH CARE TECHNOLOGY -- 0.2%
      2,940 Cerner Corp. (a)                        242,697
                                              -------------
            HOTELS, RESTAURANTS & LEISURE --
               1.2%
      4,257 Starbucks Corp.                         238,903
      7,959 Starwood Hotels & Resorts
               Worldwide, Inc.                      488,762
      8,579 Wyndham Worldwide Corp.                 478,622
      3,438 Yum! Brands, Inc.                       223,264
                                              -------------
                                                  1,429,551
                                              -------------
            HOUSEHOLD DURABLES -- 4.6%
     34,618 D.R. Horton, Inc.                       819,062
     33,542 Leggett & Platt, Inc.                   987,476
     30,407 Lennar Corp., Class A                 1,263,107
     52,799 Newell Rubbermaid, Inc.               1,239,721

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            HOUSEHOLD DURABLES (CONTINUED)
     64,749 PulteGroup, Inc. (a)              $   1,342,894
                                              -------------
                                                  5,652,260
                                              -------------
            HOUSEHOLD PRODUCTS -- 0.2%
      3,117 Clorox (The) Co.                        244,404
                                              -------------
            INDUSTRIAL CONGLOMERATES -- 0.4%
      8,166 Danaher Corp.                           489,388
                                              -------------
            INSURANCE -- 1.4%
     12,316 Aon PLC                                 711,126
      6,622 Marsh & McLennan Cos., Inc.             234,949
     12,840 Prudential Financial, Inc.              743,179
                                              -------------
                                                  1,689,254
                                              -------------
            INTERNET & CATALOG RETAIL --
               4.1%
      2,727 Amazon.com, Inc. (a)                    724,019
     19,135 Expedia, Inc.                         1,248,559
     12,673 Netflix, Inc. (a)                     2,094,087
        367 Priceline.com, Inc. (a)                 251,567
     16,319 TripAdvisor, Inc. (a)                   755,243
                                              -------------
                                                  5,073,475
                                              -------------
            INTERNET SOFTWARE & SERVICES --
               2.1%
     22,317 Akamai Technologies, Inc. (a)           908,525
     17,895 eBay, Inc. (a)                        1,000,868
        322 Google, Inc., Class A (a)               243,332
     22,940 Yahoo!, Inc. (a)                        450,312
                                              -------------
                                                  2,603,037
                                              -------------
            IT SERVICES -- 3.9%
      6,865 Accenture PLC, Class A                  493,525
      9,247 Cognizant Technology
               Solutions Corp., Class A (a)         722,930
     29,359 Computer Sciences Corp.               1,227,206
      8,664 Fiserv, Inc. (a)                        695,806
      1,394 MasterCard, Inc., Class A               722,650
      6,023 Visa, Inc., Class A                     951,092
                                              -------------
                                                  4,813,209
                                              -------------
            LEISURE EQUIPMENT & PRODUCTS --
               0.4%
     12,466 Mattel, Inc.                            469,096
                                              -------------
            LIFE SCIENCES TOOLS & SERVICES
               -- 2.8%
      5,575 Agilent Technologies, Inc.              249,649
      4,651 Life Technologies Corp. (a)             300,873
     37,046 PerkinElmer, Inc.                     1,305,501
     18,436 Thermo Fisher Scientific, Inc.        1,329,973
      2,620 Waters Corp. (a)                        239,913
                                              -------------
                                                  3,425,909
                                              -------------

Page 56                 See Notes to Financial Statements

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            MACHINERY -- 7.8%
      8,426 Cummins, Inc.                     $     967,557
     10,565 Deere & Co.                             993,744
     13,894 Dover Corp.                             961,187
      8,010 Flowserve Corp.                       1,255,728
     11,260 Illinois Tool Works, Inc.               707,466
     19,037 Ingersoll-Rand PLC                      978,311
     26,008 PACCAR, Inc.                          1,223,936
     18,576 Pentair Ltd.                            941,432
     14,886 Snap-on, Inc.                         1,206,064
     16,845 Xylem, Inc.                             470,481
                                              -------------
                                                  9,705,906
                                              -------------
            MEDIA -- 4.8%
     17,996 CBS Corp., Class B                      750,793
     31,456 Comcast Corp., Class A                1,197,845
      9,101 DIRECTV (a)                             465,425
     10,787 Discovery Communications,
               Inc., Class A (a)                    748,402
     26,811 News Corp., Class A                     743,737
      4,569 Omnicom Group, Inc.                     248,005
      3,941 Scripps Networks Interactive,
               Class A                              243,436
      9,394 Time Warner Cable, Inc.                 839,260
     14,316 Time Warner, Inc.                       723,244
                                              -------------
                                                  5,960,147
                                              -------------
            METALS & MINING -- 0.8%
     21,144 Nucor Corp.                             972,835
                                              -------------
            MULTILINE RETAIL -- 0.5%
      3,600 Family Dollar Stores, Inc.              204,120
      8,533 Nordstrom, Inc.                         471,278
                                              -------------
                                                    675,398
                                              -------------
            OIL, GAS & CONSUMABLE FUELS --
               5.1%
     18,355 Cabot Oil & Gas Corp.                   968,777
     14,090 Denbury Resources, Inc. (a)             262,497
      7,559 EOG Resources, Inc.                     944,724
     18,664 Marathon Petroleum Corp.              1,385,055
      6,730 Noble Energy, Inc.                      725,427
      6,424 Pioneer Natural Resources Co.           755,077
     26,693 Tesoro Corp.                          1,299,682
                                              -------------
                                                  6,341,239
                                              -------------
            PHARMACEUTICALS -- 1.9%
     10,616 Actavis, Inc. (a)                       917,116
      4,628 Eli Lilly & Co.                         248,478
     42,789 Mylan, Inc. (a)                       1,209,645
                                              -------------
                                                  2,375,239
                                              -------------

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            PROFESSIONAL SERVICES -- 1.6%
     16,870 Equifax, Inc.                     $     990,269
     28,693 Robert Half International, Inc.       1,011,141
                                              -------------
                                                  2,001,410
                                              -------------
            REAL ESTATE INVESTMENT TRUSTS --
               2.5%
      8,862 American Tower Corp.                    674,841
      7,448 Health Care REIT, Inc.                  468,032
      5,144 Plum Creek Timber Co., Inc.             247,838
      1,444 Simon Property Group, Inc.              231,300
      7,053 Ventas, Inc.                            467,544
     32,818 Weyerhaeuser Co.                        988,478
                                              -------------
                                                  3,078,033
                                              -------------
            REAL ESTATE MANAGEMENT &
               DEVELOPMENT -- 1.0%
     59,087 CBRE Group, Inc., Class A (a)         1,275,098
                                              -------------
            ROAD & RAIL -- 0.4%
      3,631 Union Pacific Corp.                     477,331
                                              -------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 1.6%
    128,955 LSI Corp. (a)                           907,843
     69,617 Teradyne, Inc. (a)                    1,125,011
                                              -------------
                                                  2,032,854
                                              -------------
            SOFTWARE -- 1.9%
     24,230 Adobe Systems, Inc. (a)                 916,621
      6,457 Autodesk, Inc. (a)                      251,048
      6,850 Oracle Corp.                            243,244
      5,431 Salesforce.com, Inc. (a)                934,838
                                              -------------
                                                  2,345,751
                                              -------------
            SPECIALTY RETAIL -- 6.2%
     17,248 AutoNation, Inc. (a)                    836,528
     31,322 CarMax, Inc. (a)                      1,234,713
     22,060 Gap (The), Inc.                         720,921
     14,762 Home Depot (The), Inc.                  987,873
      4,850 Limited Brands, Inc.                    232,897
     33,103 Lowe's Cos., Inc.                     1,264,203
      5,105 O'Reilly Automotive, Inc. (a)           472,978
      6,680 PetSmart, Inc.                          436,939
     10,754 TJX (The) Cos., Inc.                    485,866
     23,196 Urban Outfitters, Inc. (a)              992,557
                                              -------------
                                                  7,665,475
                                              -------------
            TEXTILES, APPAREL & LUXURY
               GOODS -- 2.2%
      9,807 Fossil, Inc. (a)                      1,035,423
     13,270 NIKE, Inc., Class B                     717,243
      1,522 Ralph Lauren Corp.                      253,383
      4,536 VF Corp.                                669,423
                                              -------------
                                                  2,675,472
                                              -------------

                        See Notes to Financial Statements                Page 57

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            TRADING COMPANIES & DISTRIBUTORS
               -- 0.6%
      9,777 Fastenal Co.                      $     485,721
      1,128 W.W. Grainger, Inc.                     245,701
                                              -------------
                                                    731,422
                                              -------------
            WIRELESS TELECOMMUNICATION
               SERVICES -- 1.7%
     12,652 Crown Castle International
               Corp. (a)                            892,219
    207,378 Sprint Nextel Corp. (a)               1,167,538
                                              -------------
                                                  2,059,757
                                              -------------

            TOTAL INVESTMENTS -- 100.1%         123,715,541
            (Cost $109,742,396) (b)
            NET OTHER ASSETS AND
              LIABILITIES -- (0.1)%                 (90,422)
                                              -------------
            NET ASSETS -- 100.0%              $ 123,625,119
                                              =============

(a) Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $14,403,355 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $430,210.

------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2      LEVEL 3
------------------------------------------------------------
Common Stocks*        $123,715,541    $      --    $      --
                      ======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2013.

Page 58                 See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.1%
            AEROSPACE & DEFENSE -- 3.3%
      4,020 AAR Corp.                         $      75,777
      2,072 Aerovironment, Inc. (a)                  44,859
      2,897 Alliant Techsystems, Inc.               187,494
        939 Cubic Corp.                              44,133
      1,829 Curtiss-Wright Corp.                     65,204
      1,693 Esterline Technologies Corp. (a)        112,398
     12,742 Exelis, Inc.                            140,035
      2,697 General Dynamics Corp.                  178,811
      1,656 Huntington Ingalls Industries,
               Inc.                                  73,361
      2,438 L-3 Communications Holdings, Inc.       185,093
      1,464 Moog, Inc., Class A (a)                  64,123
      1,087 National Presto Industries, Inc.         79,731
      3,455 Northrop Grumman Corp.                  224,713
      5,453 Orbital Sciences Corp. (a)               80,159
      3,246 Raytheon Co.                            170,999
        693 Teledyne Technologies, Inc. (a)          47,304
      1,839 Textron, Inc.                            52,890
      2,199 Triumph Group, Inc.                     154,744
        556 United Technologies Corp.                48,689
                                              -------------
                                                  2,030,517
                                              -------------
            AIR FREIGHT & LOGISTICS -- 0.4%
      2,036 FedEx Corp.                             206,552
      2,598 UTi Worldwide, Inc.                      38,347
                                              -------------
                                                    244,899
                                              -------------
            AIRLINES -- 0.4%
     25,149 JetBlue Airways Corp. (a)               146,116
      6,026 SkyWest, Inc.                            76,168
                                              -------------
                                                    222,284
                                              -------------
            AUTO COMPONENTS -- 0.4%
      3,042 Johnson Controls, Inc.                   94,576
      3,380 Standard Motor Products, Inc.            78,450
      3,680 Superior Industries
               International, Inc.                   74,593
                                              -------------
                                                    247,619
                                              -------------
            AUTOMOBILES -- 0.4%
     18,030 Ford Motor Co.                          233,489
                                              -------------
            BEVERAGES -- 0.5%
      2,943 Coca-Cola Enterprises, Inc.             102,622
      4,366 Molson Coors Brewing Co.,
               Class B                              197,256
                                              -------------
                                                    299,878
                                              -------------
            BIOTECHNOLOGY -- 0.1%
      2,808 Emergent Biosolutions, Inc. (a)          45,068
                                              -------------
            BUILDING PRODUCTS -- 0.1%
        925 Gibraltar Industries, Inc. (a)           16,067
      3,931 Griffon Corp.                            46,386
        387 Universal Forest Products, Inc.          15,732
                                              -------------
                                                     78,185
                                              -------------

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            CAPITAL MARKETS -- 1.4%
     21,471 Apollo Investment Corp.           $     193,239
      3,634 Bank of New York Mellon
               (The) Corp.                           98,699
      2,841 Calamos Asset Management, Inc.,
               Class A                               29,603
      4,617 Federated Investors, Inc.,
               Class B                              109,238
        732 Goldman Sachs Group (The), Inc.         108,234
      8,427 Janus Capital Group, Inc.                78,371
      1,773 Legg Mason, Inc.                         49,023
      6,907 Prospect Capital Corp.                   77,911
        970 State Street Corp.                       53,981
        940 Stifel Financial Corp. (a)               34,639
                                              -------------
                                                    832,938
                                              -------------
            CHEMICALS -- 2.0%
      1,039 A. Schulman, Inc.                        33,404
        542 Air Products and Chemicals, Inc.         47,387
      3,609 Cabot Corp.                             135,085
      1,410 Dow Chemical (The) Co.                   45,402
        381 Hawkins, Inc.                            14,867
      1,292 Innophos Holdings, Inc.                  65,336
      5,059 Intrepid Potash, Inc.                   117,875
      1,695 LSB Industries, Inc. (a)                 70,173
      1,636 LyondellBasell Industries
               N.V., Class A                        103,755
      1,798 Minerals Technologies, Inc.              74,383
      6,651 Olin Corp.                              154,702
      3,383 OM Group, Inc. (a)                       93,438
      4,038 Sensient Technologies Corp.             153,848
        620 Sigma-Aldrich Corp.                      47,945
        811 Stepan Co.                               47,573
      3,120 Zep, Inc.                                45,552
                                              -------------
                                                  1,250,725
                                              -------------
            COMMERCIAL BANKS -- 3.2%
      5,472 Associated Banc-Corp.                    78,085
      2,394 BancorpSouth, Inc.                       34,713
      1,466 Banner Corp.                             44,273
      3,209 BB&T Corp.                               97,169
        821 Columbia Banking System, Inc.            16,584
      3,078 Comerica, Inc.                          105,760
        993 Commerce Bancshares, Inc.                37,287
      1,097 Community Bank System, Inc.              31,155
      1,620 East West Bancorp, Inc.                  37,989
      6,149 Fifth Third Bancorp                     100,167
      3,216 First BanCorp (a)                        16,498
      2,055 First Financial Bancorp                  31,421
      4,390 First Niagara Financial Group,
               Inc.                                  34,418
      2,453 FirstMerit Corp.                         37,359
      3,622 Fulton Financial Corp.                   39,444
      4,420 Hanmi Financial Corp. (a)                72,709
        509 Independent Bank Corp.                   15,774

                        See Notes to Financial Statements                Page 59

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            COMMERCIAL BANKS (CONTINUED)
      3,978 International Bancshares Corp.    $      77,770
     22,185 KeyCorp                                 208,539
      1,481 NBT Bancorp, Inc.                        30,716
      2,530 Old National Bancorp                     33,801
      2,403 PNC Financial Services Group,
               Inc.                                 148,505
      6,403 Regions Financial Corp.                  49,815
      1,662 S&T Bancorp, Inc.                        30,647
        581 Simmons First National Corp.,
               Class A                               14,833
      1,617 Sterling Bancorp                         15,507
      4,942 SunTrust Banks, Inc.                    140,205
      1,550 Trustmark Corp.                          35,851
        336 UMB Financial Corp.                      14,875
      2,548 Umpqua Holdings Corp.                    32,207
      3,743 Valley National Bancorp                  36,644
      5,241 Webster Financial Corp.                 116,612
      2,732 Wells Fargo & Co.                        95,156
        818 Wintrust Financial Corp.                 30,323
                                              -------------
                                                  1,942,811
                                              -------------
            COMMERCIAL SERVICES & SUPPLIES
               -- 1.6%
      2,259 ABM Industries, Inc.                     49,517
      2,009 ADT (The) Corp.                          95,427
      1,305 Avery Dennison Corp.                     50,256
      1,220 Brink's (The) Co.                        36,380
      1,720 Consolidated Graphics, Inc. (a)          63,004
        879 G&K Services, Inc., Class A              35,195
        707 Mobile Mini, Inc. (a)                    16,968
      4,284 Pitney Bowes, Inc.                       61,732
      7,978 R.R. Donnelley & Sons Co.                73,398
      6,369 Republic Services, Inc.                 203,107
      1,704 Tetra Tech, Inc. (a)                     48,837
        819 UniFirst Corp.                           66,945
      1,454 United Stationers, Inc.                  48,476
      1,106 Viad Corp.                               30,880
      2,768 Waste Management, Inc.                  100,700
                                              -------------
                                                    980,822
                                              -------------
            COMMUNICATIONS EQUIPMENT --
               1.0%
      3,675 ADTRAN, Inc.                             74,235
        754 Bel Fuse, Inc., Class B                  14,047
      9,507 Cisco Systems, Inc.                     195,559
      2,367 Comtech Telecommunications
               Corp.                                 62,725
      3,172 Digi International, Inc. (a)             31,086
      2,862 Harris Corp.                            132,224
      1,948 Plantronics, Inc.                        80,102
      3,328 Polycom, Inc. (a)                        36,708
      2,553 Symmetricom, Inc. (a)                    13,761
                                              -------------
                                                    640,447
                                              -------------

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMPUTERS & PERIPHERALS -- 1.9%
     23,050 Dell, Inc.                        $     305,182
      3,519 Diebold, Inc.                           103,599
      7,740 Lexmark International, Inc.,
               Class A                              186,225
     18,448 QLogic Corp. (a)                        213,074
      1,047 SanDisk Corp. (a)                        52,340
      2,944 Super Micro Computer, Inc. (a)           36,447
        491 Synaptics, Inc. (a)                      17,224
      5,495 Western Digital Corp.                   258,265
                                              -------------
                                                  1,172,356
                                              -------------
            CONSTRUCTION & ENGINEERING --
               0.7%
      3,034 Dycom Industries, Inc. (a)               63,653
        868 EMCOR Group, Inc.                        31,535
        776 Fluor Corp.                              50,308
      1,036 Granite Construction, Inc.               37,669
      2,194 Jacobs Engineering Group,
               Inc. (a)                             105,553
      3,657 URS Corp.                               151,693
                                              -------------
                                                    440,411
                                              -------------
            CONSUMER FINANCE -- 0.5%
      1,612 Capital One Financial Corp.              90,788
      1,893 Cash America International, Inc.         90,694
      3,781 EZCORP, Inc., Class A (a)                83,938
        806 World Acceptance Corp. (a)               62,505
                                              -------------
                                                    327,925
                                              -------------
            CONTAINERS & PACKAGING -- 0.6%
      1,505 AptarGroup, Inc.                         77,552
      1,613 Greif, Inc., Class A                     75,779
      2,974 Myers Industries, Inc.                   43,956
      1,541 Rock-Tenn Co., Class A                  121,662
      2,415 Sonoco Products Co.                      74,841
                                              -------------
                                                    393,790
                                              -------------
            DISTRIBUTORS -- 0.3%
        717 Genuine Parts Co.                        48,777
     11,157 VOXX International Corp. (a)            107,777
                                              -------------
                                                    156,554
                                              -------------
            DIVERSIFIED CONSUMER SERVICES --
               1.6%
     11,161 Apollo Group, Inc., Class A (a)         225,676
      2,660 Capella Education Co. (a)                72,671
     30,772 Corinthian Colleges, Inc. (a)            75,699
      7,564 DeVry, Inc.                             190,386
     10,369 ITT Educational Services,
               Inc. (a)                             174,614
      2,634 Lincoln Educational Services
               Corp.                                 14,592
      2,237 Matthews International Corp.,
               Class A                               73,284
      1,918 Strayer Education, Inc.                 109,134
      4,487 Universal Technical Institute,
               Inc.                                  50,703
                                              -------------
                                                    986,759
                                              -------------

Page 60                 See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            DIVERSIFIED FINANCIAL SERVICES
               -- 1.6%
      1,152 Citigroup, Inc.                   $      48,568
      3,683 CME Group, Inc.                         213,025
      2,196 Interactive Brokers Group, Inc.,
               Class A                               31,403
      3,186 JPMorgan Chase & Co.                    149,901
      9,814 Leucadia National Corp.                 249,766
      7,468 NASDAQ OMX Group (The), Inc.            211,494
      2,962 NYSE Euronext                           102,397
                                              -------------
                                                  1,006,554
                                              -------------
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 1.0%
      1,353 AT&T, Inc.                               47,071
      1,637 Atlantic Tele-Network, Inc.              70,849
      3,322 Cbeyond, Inc. (a)                        29,234
      4,775 CenturyLink, Inc.                       193,149
     43,644 Frontier Communications Corp.           199,453
     29,216 Neutral Tandem, Inc.                     80,928
                                              -------------
                                                    620,684
                                              -------------
            ELECTRIC UTILITIES -- 4.5%
      1,099 ALLETE, Inc.                             50,708
      4,377 American Electric Power Co.,
               Inc.                                 198,234
      2,692 Cleco Corp.                             115,083
        714 Duke Energy Corp.                        49,080
      1,009 Edison International                     48,624
      1,411 El Paso Electric Co.                     47,537
      2,930 Entergy Corp.                           189,278
      4,711 Exelon Corp.                            148,114
      3,355 FirstEnergy Corp.                       135,844
      7,070 Great Plains Energy, Inc.               151,298
      2,856 Hawaiian Electric Industries,
               Inc.                                  77,026
      2,484 IDACORP, Inc.                           115,282
      1,350 NextEra Energy, Inc.                     97,268
      5,938 NV Energy, Inc.                         112,406
      1,275 OGE Energy Corp.                         74,855
      9,525 Pepco Holdings, Inc.                    185,928
      2,749 Pinnacle West Capital Corp.             146,742
      8,752 PNM Resources, Inc.                     186,943
      6,524 PPL Corp.                               197,612
      2,181 Southern (The) Co.                       96,466
      1,258 UIL Holdings Corp.                       46,810
      1,062 UNS Energy Corp.                         48,098
      3,764 Westar Energy, Inc.                     113,183
      5,245 Xcel Energy, Inc.                       145,706
                                              -------------
                                                  2,778,125
                                              -------------
            ELECTRICAL EQUIPMENT -- 0.4%
        991 Encore Wire Corp.                        32,327
      1,597 EnerSys (a)                              65,365
      2,361 General Cable Corp. (a)                  79,377

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            ELECTRICAL EQUIPMENT (CONTINUED)
      1,644 II-VI, Inc. (a)                   $      27,981
      1,085 Powell Industries, Inc. (a)              49,096
                                              -------------
                                                    254,146
                                              -------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 4.0%
        469 Anixter International, Inc.              31,554
      4,714 Arrow Electronics, Inc. (a)             181,112
      5,865 Avnet, Inc. (a)                         207,386
      2,710 Benchmark Electronics, Inc. (a)          47,588
        593 Coherent, Inc.                           32,858
     18,502 Corning, Inc.                           222,024
      4,238 CTS Corp.                                42,168
      6,279 FLIR Systems, Inc.                      149,252
      8,487 Ingram Micro, Inc., Class A (a)         154,294
      4,322 Insight Enterprises, Inc. (a)            84,711
      9,684 Jabil Circuit, Inc.                     183,124
      6,530 Mercury Systems, Inc. (a)                47,996
      7,486 Methode Electronics, Inc.                72,015
      5,126 Molex, Inc.                             139,222
      5,582 Newport Corp. (a)                        80,492
      1,746 Plexus Corp. (a)                         44,558
      2,078 Rofin-Sinar Technologies,
               Inc. (a)                              53,259
      1,210 Rogers Corp. (a)                         56,701
      1,891 ScanSource, Inc. (a)                     54,953
      2,184 SYNNEX Corp. (a)                         78,515
      3,774 TE Connectivity Ltd.                    146,733
      3,154 Tech Data Corp. (a)                     160,570
     16,886 Vishay Intertechnology, Inc. (a)        185,577
                                              -------------
                                                  2,456,662
                                              -------------
            ENERGY EQUIPMENT & SERVICES --
               7.0%
      3,920 Atwood Oceanics, Inc. (a)               206,858
      5,717 Baker Hughes, Inc.                      255,664
      6,581 Basic Energy Services, Inc. (a)          85,092
        840 Bristow Group, Inc.                      47,863
      1,374 CARBO Ceramics, Inc.                    110,071
      3,436 Diamond Offshore Drilling, Inc.         258,009
      3,939 Ensco PLC, Class A                      250,402
        612 Gulf Island Fabrication, Inc.            14,211
      6,731 Halliburton Co.                         273,817
      6,958 Helix Energy Solutions Group,
               Inc. (a)                             165,044
      4,169 Helmerich & Payne, Inc.                 268,234
        875 Hornbeck Offshore Services,
               Inc. (a)                              32,209
      6,921 ION Geophysical Corp. (a)                47,063
      5,223 Matrix Service Co. (a)                   74,585
     16,159 Nabors Industries Ltd. (a)              269,371
      3,417 National Oilwell Varco, Inc.            253,336
      5,364 Noble Corp.                             217,242
      2,509 Oil States International,
               Inc. (a)                             194,648

                        See Notes to Financial Statements                Page 61

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            ENERGY EQUIPMENT & SERVICES
               (CONTINUED)
      9,635 Patterson-UTI Energy, Inc.        $     195,976
     10,342 Pioneer Energy Services Corp. (a)        78,392
      4,480 Rowan Cos. PLC, Class A (a)             154,470
      2,022 Schlumberger Ltd.                       157,817
        716 SEACOR Holdings, Inc.                    65,135
      8,664 Superior Energy Services,
               Inc. (a)                             216,340
      3,957 TETRA Technologies, Inc. (a)             33,635
      3,214 Tidewater, Inc.                         158,032
      3,985 Unit Corp. (a)                          191,798
                                              -------------
                                                  4,275,314
                                              -------------
            FOOD & STAPLES RETAILING -- 1.5%
      1,400 Andersons (The), Inc.                    66,010
        277 Casey's General Stores, Inc.             15,160
      2,898 CVS Caremark Corp.                      148,378
      2,793 Harris Teeter Supermarkets, Inc.        115,882
      1,752 Kroger (The) Co.                         48,530
     10,326 Safeway, Inc.                           198,775
      4,889 Spartan Stores, Inc.                     79,397
      1,440 Sysco Corp.                              45,749
      2,523 Walgreen Co.                            100,819
      1,369 Wal-Mart Stores, Inc.                    95,762
                                              -------------
                                                    914,462
                                              -------------
            FOOD PRODUCTS -- 2.0%
      3,410 Archer-Daniels-Midland Co.               97,287
      1,867 Cal-Maine Foods, Inc.                    77,817
      1,545 ConAgra Foods, Inc.                      50,506
      1,128 General Mills, Inc.                      47,308
      1,461 Hormel Foods Corp.                       50,565
      1,003 Kraft Foods Group, Inc.                  46,359
        503 Lancaster Colony Corp.                   35,945
      5,500 Mondelez International, Inc.,
               Class A                              152,845
      2,096 Post Holdings, Inc. (a)                  79,627
        632 Sanderson Farms, Inc.                    31,903
      2,470 Seneca Foods Corp., Class A (a)          74,125
      6,657 Smithfield Foods, Inc. (a)              155,175
        610 Snyder's-Lance, Inc.                     15,512
        576 TreeHouse Foods, Inc. (a)                30,488
     12,036 Tyson Foods, Inc., Class A              266,236
                                              -------------
                                                  1,211,698
                                              -------------
            GAS UTILITIES -- 1.0%
      2,337 AGL Resources, Inc.                      97,687
      3,067 Atmos Energy Corp.                      114,583
      1,166 Laclede Group (The), Inc.                46,547
        687 National Fuel Gas Co.                    37,373
        372 New Jersey Resources Corp.               15,635
        679 Northwest Natural Gas Co.                30,840
        470 Piedmont Natural Gas Co., Inc.           14,927
      1,761 Questar Corp.                            40,908
        292 South Jersey Industries, Inc.            15,850
      1,062 Southwest Gas Corp.                      47,301

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            GAS UTILITIES (CONTINUED)
      2,195 UGI Corp.                         $      77,352
      1,832 WGL Holdings, Inc.                       76,816
                                              -------------
                                                    615,819
                                              -------------
            HEALTH CARE EQUIPMENT & SUPPLIES
               -- 2.1%
      5,960 Abbott Laboratories                     201,925
        466 C. R. Bard, Inc.                         47,565
      1,596 CareFusion Corp. (a)                     49,540
      1,617 Covidien PLC                            100,804
      4,821 CryoLife, Inc.                           30,951
      5,039 Hill-Rom Holdings, Inc.                 167,194
      3,416 Medtronic, Inc.                         159,185
      2,161 Merit Medical Systems, Inc. (a)          29,973
      2,585 St. Jude Medical, Inc.                  105,209
      3,101 STERIS Corp.                            117,001
      1,704 Stryker Corp.                           106,756
      2,102 Zimmer Holdings, Inc.                   156,809
                                              -------------
                                                  1,272,912
                                              -------------
            HEALTH CARE PROVIDERS & SERVICES
               -- 4.9%
      4,034 Aetna, Inc.                             194,560
      3,706 Almost Family, Inc.                      74,194
      6,662 Amedisys, Inc. (a)                       74,081
      1,501 AmSurg Corp. (a)                         46,846
      1,107 Cardinal Health, Inc.                    48,498
      2,621 Cigna Corp.                             152,909
      4,671 Community Health Systems, Inc.          179,039
        328 CorVel Corp. (a)                         15,022
      3,125 Coventry Health Care, Inc.              143,219
      2,209 Ensign Group (The), Inc.                 63,089
      4,483 Gentiva Health Services, Inc. (a)        44,426
      3,735 Health Management Associates,
               Inc., Class A (a)                     38,993
      3,402 Humana, Inc.                            252,973
      5,552 Kindred Healthcare, Inc. (a)             59,851
      1,078 Laboratory Corp. of America
               Holdings (a)                          96,481
      2,821 LHC Group, Inc. (a)                      60,257
      4,755 LifePoint Hospitals, Inc. (a)           207,841
      1,533 Magellan Health Services,
               Inc. (a)                              78,643
        470 McKesson Corp.                           49,458
        965 Omnicare, Inc.                           37,587
      1,221 Owens & Minor, Inc.                      37,375
      5,273 PharMerica Corp. (a)                     76,353
      2,405 Quest Diagnostics, Inc.                 139,370
      3,443 UnitedHealth Group, Inc.                190,088
      2,970 Universal Health Services, Inc.,
               Class B                              168,221
      3,410 VCA Antech, Inc. (a)                     73,656
      2,949 WellCare Health Plans, Inc. (a)         149,544

Page 62                 See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            HEALTH CARE PROVIDERS & SERVICES
               (CONTINUED)
      3,832 WellPoint, Inc.                   $     248,390
                                              -------------
                                                  3,000,964
                                              -------------
            HEALTH CARE TECHNOLOGY -- 0.2%
      7,622 Allscripts Healthcare Solutions,
               Inc. (a)                              84,452
      1,730 Quality Systems, Inc.                    31,555
                                              -------------
                                                    116,007
                                              -------------
            HOTELS, RESTAURANTS & LEISURE --
               2.4%
         77 Biglari Holdings, Inc. (a)               28,404
        448 BJ's Restaurants, Inc. (a)               14,323
      9,046 Boyd Gaming Corp. (a)                    63,412
      1,123 Brinker International, Inc.              36,767
      3,810 Carnival Corp.                          147,523
        905 CEC Entertainment, Inc.                  29,829
      2,195 Cheesecake Factory (The), Inc.           72,786
        230 Cracker Barrel Old Country
               Store, Inc.                           14,909
      3,109 Darden Restaurants, Inc.                144,568
      6,591 International Game Technology           101,304
      3,899 International Speedway Corp.,
               Class A                              106,872
        515 Jack in the Box, Inc. (a)                14,950
      1,459 Life Time Fitness, Inc. (a)              74,015
      4,817 Marcus (The) Corp.                       64,066
        517 McDonald's Corp.                         49,265
      5,505 Monarch Casino & Resort, Inc. (a)        57,032
      1,897 Pinnacle Entertainment, Inc. (a)         29,498
      1,702 Red Robin Gourmet Burgers,
               Inc. (a)                              62,923
      5,732 Ruby Tuesday, Inc. (a)                   43,162
      2,682 Texas Roadhouse, Inc.                    47,176
     10,257 WMS Industries, Inc. (a)                253,861
                                              -------------
                                                  1,456,645
                                              -------------
            HOUSEHOLD DURABLES -- 1.3%
      2,667 American Greetings Corp.,
               Class A                               42,672
        947 Blyth, Inc.                              13,267
      3,432 Garmin Ltd.                             130,038
      5,230 Harman International Industries,
               Inc.                                 234,199
      2,248 Helen of Troy Ltd. (a)                   81,378
      3,184 La-Z-Boy, Inc.                           49,798
      1,106 Tempur-Pedic International,
               Inc. (a)                              43,090
      3,880 Universal Electronics, Inc. (a)          74,108
        918 Whirlpool Corp.                         105,919
                                              -------------
                                                    774,469
                                              -------------
            HOUSEHOLD PRODUCTS -- 0.2%
      4,311 Central Garden & Pet Co.,
               Class A (a)                           41,472
        898 Energizer Holdings, Inc.                 78,135
                                              -------------
                                                    119,607
                                              -------------

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            INDEPENDENT POWER PRODUCERS &
               ENERGY TRADERS -- 0.3%
      8,125 NRG Energy, Inc.                  $     195,000
                                              -------------
            INDUSTRIAL CONGLOMERATES --
              0.2%
      1,006 3M Co.                                  101,154
      2,172 General Electric Co.                     48,392
                                              -------------
                                                    149,546
                                              -------------
            INSURANCE -- 6.3%
      1,755 ACE Ltd.                                149,754
      1,758 Aflac, Inc.                              93,279
        535 Alleghany Corp. (a)                     192,916
      4,650 Allstate (The) Corp.                    204,135
      3,634 American Financial Group, Inc.          154,663
      6,615 American International Group,
               Inc. (a)                             250,245
      4,476 Aspen Insurance Holdings Ltd.           152,676
      6,729 Assurant, Inc.                          257,317
      1,367 Brown & Brown, Inc.                      37,374
      1,860 Chubb (The) Corp.                       149,376
      1,633 Everest Re Group, Ltd.                  189,118
      2,780 Hanover Insurance Group (The),
               Inc.                                 115,537
      4,162 Hartford Financial Services
               Group (The), Inc.                    103,218
      2,895 HCC Insurance Holdings, Inc.            111,979
      3,009 Horace Mann Educators Corp.              65,416
        516 Infinity Property & Casualty
               Corp.                                 30,686
      1,180 Kemper Corp.                             39,306
      3,618 Mercury General Corp.                   143,273
        860 National Financial Partners
               Corp. (a)                             15,145
        588 Navigators Group (The), Inc. (a)         31,887
      3,275 Principal Financial Group, Inc.         101,558
      1,780 ProAssurance Corp.                       80,171
      5,025 Protective Life Corp.                   158,991
      2,683 Reinsurance Group of America,
               Inc.                                 153,977
        464 RLI Corp.                                32,021
      1,301 Safety Insurance Group, Inc.             62,461
      1,559 Selective Insurance Group, Inc.          31,975
      2,937 StanCorp Financial Group, Inc.          114,220
      2,887 Stewart Information Services
               Corp.                                 76,679
      2,711 Torchmark Corp.                         151,030
      3,381 Tower Group, Inc.                        65,253
      2,601 Travelers (The) Cos., Inc.              204,074
      2,751 United Fire Group, Inc.                  63,796
      1,902 W. R. Berkley Corp.                      78,305
                                              -------------
                                                  3,861,811
                                              -------------
            INTERNET & CATALOG RETAIL -- 0.1%
      2,705 PetMed Express, Inc.                     35,273

                        See Notes to Financial Statements                Page 63

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            INTERNET SOFTWARE & SERVICES --
               0.9%
      6,062 AOL, Inc.                         $     185,800
      1,023 Digital River, Inc. (a)                  14,854
      1,473 j2 Global, Inc.                          46,871
     31,940 Monster Worldwide, Inc. (a)             185,252
      8,938 QuinStreet, Inc. (a)                     50,410
     13,432 United Online, Inc.                      89,189
                                              -------------
                                                    572,376
                                              -------------
            IT SERVICES -- 2.3%
      4,112 Acxiom Corp. (a)                         72,906
      1,364 CACI International, Inc.,
               Class A (a)                           73,151
        621 Cardtronics, Inc. (a)                    16,078
      2,122 Convergys Corp.                          36,116
      2,478 CSG Systems International,
               Inc. (a)                              46,661
      2,370 DST Systems, Inc.                       158,648
      4,025 Fidelity National Information
               Services, Inc.                       149,368
        550 Forrester Research, Inc.                 15,548
        499 Heartland Payment Systems, Inc.          15,848
      1,397 Higher One Holdings, Inc. (a)            14,710
        238 International Business
               Machines Corp.                        48,331
        886 Jack Henry & Associates, Inc.            36,751
      6,920 ManTech International Corp.,
               Class A                              170,716
      3,947 Sykes Enterprises, Inc. (a)              63,547
      3,374 TeleTech Holdings, Inc. (a)              63,094
      8,721 Total System Services, Inc.             202,763
      1,828 Virtusa Corp. (a)                        37,858
     13,725 Western Union Co.                       195,307
                                              -------------
                                                  1,417,401
                                              -------------
            LEISURE EQUIPMENT & PRODUCTS --
               0.2%
      2,601 Hasbro, Inc.                             97,199
                                              -------------
            LIFE SCIENCES TOOLS & SERVICES
               -- 0.3%
      9,475 Affymetrix, Inc. (a)                     35,910
      1,025 Bio-Rad Laboratories, Inc.,
               Class A (a)                          116,635
                                              -------------
                                                    152,545
                                              -------------
            MACHINERY -- 2.5%
      3,654 AGCO Corp. (a)                          193,662
        901 Astec Industries, Inc.                   31,823
      2,674 Barnes Group, Inc.                       63,909
      1,564 Caterpillar, Inc.                       153,882
        372 CIRCOR International, Inc.               15,438
        729 CLARCOR, Inc.                            36,785
        393 ESCO Technologies, Inc.                  16,180
      1,572 Gardner Denver, Inc.                    110,622
      3,661 Joy Global, Inc.                        231,266
      3,590 Kennametal, Inc.                        147,226

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            MACHINERY (CONTINUED)
      2,421 Oshkosh Corp. (a)                 $      94,855
      2,196 Parker Hannifin Corp.                   204,162
        617 Stanley Black & Decker, Inc.             47,404
      4,009 Trinity Industries, Inc.                159,157
        343 Watts Water Technologies, Inc.,
               Class A                               15,812
        913 Woodward, Inc.                           35,068
                                              -------------
                                                  1,557,251
                                              -------------
            MEDIA -- 2.2%
      2,101 DreamWorks Animation
               SKG, Inc., Class A (a)                36,578
      4,167 E.W. Scripps (The) Co.,
               Class A (a)                           45,795
     12,964 Gannett Co., Inc.                       254,483
      4,137 Interpublic Group of Cos. (The),
               Inc.                                  50,099
      2,766 John Wiley & Sons, Inc., Class A        105,938
      3,226 Live Nation Entertainment,
               Inc. (a)                              33,099
      2,085 Meredith Corp.                           75,602
      4,082 New York Times (The) Co.,
               Class A (a)                           36,166
      6,072 Scholastic Corp.                        180,096
      5,570 Valassis Communications, Inc.           156,294
        865 Viacom, Inc., Class B                    52,203
      1,876 Walt Disney (The) Co.                   101,079
        639 Washington Post (The) Co.,
               Class B                              246,450
                                              -------------
                                                  1,373,882
                                              -------------
            METALS & MINING -- 2.5%
     16,140 Alcoa, Inc.                             142,678
      4,615 Allegheny Technologies, Inc.            146,065
        480 AMCOL International Corp.                14,174
      6,055 Cliffs Natural Resources, Inc.          225,912
     12,079 Commercial Metals Co.                   201,115
      6,827 Freeport-McMoRan Copper
               & Gold, Inc.                         240,652
        869 Haynes International, Inc.               44,423
        974 Kaiser Aluminum Corp.                    60,544
      1,748 Materion Corp.                           47,021
      2,714 Olympic Steel, Inc.                      57,021
      2,312 Reliance Steel & Aluminum Co.           149,633
        534 RTI International Metals,
               Inc. (a)                              15,166
      5,229 Steel Dynamics, Inc.                     79,533
      3,913 United States Steel Corp.                87,455
                                              -------------
                                                  1,511,392
                                              -------------
            MULTILINE RETAIL -- 1.7%
      8,204 Big Lots, Inc. (a)                      263,759
      1,034 Dollar General Corp. (a)                 47,792
      5,641 Fred's, Inc., Class A                    74,574
      5,432 Kohl's Corp.                            251,447
      3,591 Macy's, Inc.                            141,880
     10,248 Saks, Inc. (a)                          110,781

Page 64                 See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            MULTILINE RETAIL (CONTINUED)
      2,368 Target Corp.                      $     143,051
                                              -------------
                                                  1,033,284
                                              -------------
            MULTI-UTILITIES -- 3.8%
      1,635 Alliant Energy Corp.                     74,948
      4,560 Ameren Corp.                            147,926
      2,491 Avista Corp.                             64,417
      2,964 Black Hills Corp.                       119,597
      4,852 CenterPoint Energy, Inc.                 99,175
        225 CH Energy Group, Inc.                    14,625
      3,830 CMS Energy Corp.                         98,431
      2,522 Consolidated Edison, Inc.               143,451
      3,111 DTE Energy Co.                          196,957
      2,683 Integrys Energy Group, Inc.             146,733
      1,639 MDU Resources Group, Inc.                38,222
      3,752 NiSource, Inc.                          101,417
      1,297 NorthWestern Corp.                       47,976
      4,649 PG&E Corp.                              198,233
      6,104 Public Service Enterprise Group,
               Inc.                                 190,323
      3,070 SCANA Corp.                             143,707
      1,317 Sempra Energy                            98,841
     11,145 TECO Energy, Inc.                       198,047
      3,664 Vectren Corp.                           115,636
      2,534 Wisconsin Energy Corp.                   99,916
                                              -------------
                                                  2,338,578
                                              -------------
            OFFICE ELECTRONICS -- 0.6%
     34,237 Xerox Corp.                             274,238
      1,828 Zebra Technologies Corp.,
               Class A (a)                           79,116
                                              -------------
                                                    353,354
                                              -------------
            OIL, GAS & CONSUMABLE FUELS --
               8.7%
      2,514 Anadarko Petroleum Corp.                201,170
      2,974 Apache Corp.                            249,102
     14,713 Arch Coal, Inc.                         104,757
      8,072 Bill Barrett Corp. (a)                  128,910
      2,154 Carrizo Oil & Gas, Inc. (a)              46,268
      8,430 Chesapeake Energy Corp.                 170,117
      2,160 Chevron Corp.                           248,724
      3,109 Cimarex Energy Co.                      198,541
      3,884 Cloud Peak Energy, Inc. (a)              68,009
      3,970 Comstock Resources, Inc. (a)             57,922
      4,026 ConocoPhillips                          233,508
      4,365 CONSOL Energy, Inc.                     136,799
        709 Contango Oil & Gas Co.                   30,437
      3,590 Devon Energy Corp.                      205,312
      3,185 Energen Corp.                           153,326
      2,698 Exxon Mobil Corp.                       242,739
      4,409 Hess Corp.                              296,108
      7,616 Marathon Oil Corp.                      255,974

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            OIL, GAS & CONSUMABLE FUELS
               (CONTINUED)
      3,921 Murphy Oil Corp.                  $     233,378
      8,719 Newfield Exploration Co. (a)            257,211
      3,048 Occidental Petroleum Corp.              269,047
        905 PDC Energy, Inc. (a)                     33,512
      8,775 Peabody Energy Corp.                    220,691
     13,621 Penn Virginia Corp.                      58,434
      4,398 Phillips 66                             266,387
      4,628 QEP Resources, Inc.                     135,832
      2,375 Rosetta Resources, Inc. (a)             125,923
      1,665 Spectra Energy Corp.                     46,254
      3,660 Stone Energy Corp. (a)                   82,350
      4,878 Swift Energy Co. (a)                     73,511
      5,474 Valero Energy Corp.                     239,378
        845 World Fuel Services Corp.                36,428
     12,554 WPX Energy, Inc. (a)                    188,687
                                              -------------
                                                  5,294,746
                                              -------------
            PAPER & FOREST PRODUCTS -- 1.0%
      2,616 Buckeye Technologies, Inc.               75,210
      1,151 Clearwater Paper Corp. (a)               52,152
      2,149 Domtar Corp.                            178,861
      1,145 International Paper Co.                  47,426
      3,384 KapStone Paper & Packaging Corp.         81,216
      1,582 Neenah Paper, Inc.                       48,947
      4,296 P.H. Glatfelter Co.                      79,820
      1,539 Schweitzer-Mauduit
               International, Inc.                   62,699
                                              -------------
                                                    626,331
                                              -------------
            PHARMACEUTICALS -- 0.3%
      2,645 Forest Laboratories, Inc. (a)            96,014
      1,717 Hi-Tech Pharmacal Co., Inc.              62,842
      1,818 Pfizer, Inc.                             49,595
                                              -------------
                                                    208,451
                                              -------------
            PROFESSIONAL SERVICES -- 1.1%
      1,753 CDI Corp.                                29,836
        580 Dun & Bradstreet (The) Corp.             47,293
      3,263 FTI Consulting, Inc. (a)                106,047
      4,770 Kelly Services, Inc., Class A            76,034
      1,894 Korn/Ferry International (a)             32,539
      1,691 Manpower, Inc.                           87,086
      6,728 Navigant Consulting, Inc. (a)            77,574
      6,289 Resources Connection, Inc.               76,789
      1,916 Towers Watson & Co., Class A            117,029
        935 TrueBlue, Inc. (a)                       16,073
                                              -------------
                                                    666,300
                                              -------------
            REAL ESTATE INVESTMENT TRUSTS --
               0.1%
        319 EPR Properties                           14,948

                        See Notes to Financial Statements                Page 65

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            REAL ESTATE INVESTMENT TRUSTS
               (CONTINUED)
      4,311 Lexington Realty Trust            $      47,421
                                              -------------
                                                     62,369
                                              -------------
            ROAD & RAIL -- 1.8%
      6,290 Arkansas Best Corp.                      66,171
      3,872 Con-way, Inc.                           121,503
      9,467 CSX Corp.                               208,558
      3,446 Heartland Express, Inc.                  47,658
      3,079 Knight Transportation, Inc.              49,110
      3,020 Norfolk Southern Corp.                  207,988
      3,741 Ryder System, Inc.                      212,414
      6,626 Werner Enterprises, Inc.                156,506
                                              -------------
                                                  1,069,908
                                              -------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 1.4%
      1,084 Analog Devices, Inc.                     47,306
      9,327 Brooks Automation, Inc.                  87,300
        415 Cabot Microelectronics Corp.             15,338
        935 CEVA, Inc. (a)                           14,193
      2,596 Diodes, Inc. (a)                         49,376
      4,986 Fairchild Semiconductor
               International, Inc. (a)               73,643
     24,862 GT Advanced Technologies,
               Inc. (a)                              78,564
     22,062 Micron Technology, Inc. (a)             166,789
      1,165 MKS Instruments, Inc.                    32,387
     15,199 NVIDIA Corp.                            186,340
      2,411 Rubicon Technology, Inc. (a)             16,202
      1,473 Texas Instruments, Inc.                  48,727
      3,043 TriQuint Semiconductor, Inc. (a)         15,976
        857 Volterra Semiconductor Corp. (a)         14,089
                                              -------------
                                                    846,230
                                              -------------
            SOFTWARE -- 1.3%
     10,624 CA, Inc.                                263,688
      4,672 Ebix, Inc.                               76,341
      4,700 EPIQ Systems, Inc.                       57,998
      3,494 Microsoft Corp.                          95,980
      9,931 Symantec Corp. (a)                      216,198
        698 Synchronoss Technologies,
               Inc. (a)                              16,619
      1,093 Synopsys, Inc. (a)                       36,550
                                              -------------
                                                    763,374
                                              -------------
            SPECIALTY RETAIL -- 3.3%
      6,347 Aaron's, Inc.                           188,189
        481 Advance Auto Parts, Inc.                 35,363
      8,279 Aeropostale, Inc. (a)                   112,015
      7,137 Barnes & Noble, Inc. (a)                 95,208
      2,506 Bed Bath & Beyond, Inc. (a)             147,102
      2,292 Big 5 Sporting Goods Corp.               31,790
        673 Buckle (The), Inc.                       31,483
      2,190 Cato (The) Corp., Class A                60,378

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            SPECIALTY RETAIL (CONTINUED)
      1,356 Children's Place Retail Stores
               (The), Inc. (a)                $      67,583
      3,966 Finish Line (The), Inc., Class A         73,926
      1,092 Genesco, Inc. (a)                        68,064
        485 Group 1 Automotive, Inc.                 32,854
      7,315 Guess?, Inc.                            198,163
      1,410 Jos. A. Bank Clothiers, Inc. (a)         57,161
      5,672 Kirkland's, Inc. (a)                     65,625
      2,410 Men's Wearhouse (The), Inc.              73,144
      7,693 OfficeMax, Inc.                          82,931
      6,111 Pep Boys-Manny, Moe & Jack
               (The) (a)                             68,016
      5,224 Rent-A-Center, Inc.                     186,392
      2,689 Signet Jewelers Ltd.                    168,278
        705 Sonic Automotive, Inc., Class A          17,110
      5,975 Stein Mart, Inc.                         50,429
        795 Tiffany & Co.                            52,271
      2,321 Zumiez, Inc. (a)                         48,973
                                              -------------
                                                  2,012,448
                                              -------------
            TEXTILES, APPAREL & LUXURY GOODS
               -- 1.0%
      5,218 Crocs, Inc. (a)                          77,540
      4,457 Deckers Outdoor Corp. (a)               178,057
      3,618 Fifth & Pacific Cos., Inc. (a)           54,632
      2,019 Iconix Brand Group, Inc. (a)             48,557
        756 Maidenform Brands, Inc. (a)              14,674
      2,264 Perry Ellis International, Inc.          43,695
     14,134 Quiksilver, Inc. (a)                     92,436
      2,364 True Religion Apparel, Inc.              56,050
        359 Wolverine World Wide, Inc.               15,437
                                              -------------
                                                    581,078
                                              -------------
            THRIFTS & MORTGAGE FINANCE --
               0.3%
      3,425 Bank Mutual Corp.                        17,570
      1,732 Brookline Bancorp, Inc.                  15,259
      2,162 Dime Community Bancshares, Inc.          29,857
      2,657 New York Community Bancorp, Inc.         35,471
      3,771 People's United Financial, Inc.          46,421
      2,012 Provident Financial Services,
               Inc.                                  29,838
      2,790 TrustCo Bank Corp.                       14,759
                                              -------------
                                                    189,175
                                              -------------
            TOBACCO -- 0.4%
     16,502 Alliance One International,
               Inc. (a)                              59,737
      3,597 Universal Corp.                         195,605
                                              -------------
                                                    255,342
                                              -------------
            TRADING COMPANIES & DISTRIBUTORS
               -- 0.2%
      2,487 GATX Corp.                              117,760
                                              -------------

Page 66                 See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            WIRELESS TELECOMMUNICATION
               SERVICES -- 0.8%
     23,490 MetroPCS Communications,
               Inc. (a)                       $     235,605
      1,123 NTELOS Holdings Corp.                    14,520
      6,486 Telephone & Data Systems, Inc.          164,031
      6,429 USA Mobility, Inc.                       74,319
                                              -------------
                                                    488,475
                                              -------------
            TOTAL COMMON STOCKS -- 100.1%        61,232,424
            (Cost $56,659,399)                -------------

            MONEY MARKET FUND -- 0.0%
     29,535 Morgan Stanley Institutional
              Liquidity Funds - Treasury
              Portfolio - Institutional
              Class - 0.03% (b)                      29,535
            (Cost $29,535)                    -------------

            TOTAL INVESTMENTS -- 100.1%          61,261,959
            (Cost $56,688,934) (c)
            NET OTHER ASSETS AND
              LIABILITIES -- (0.1)%                 (45,917)
                                              -------------
            NET ASSETS -- 100.0%              $  61,216,042
                                              =============

(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of January 31, 2013.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,275,089 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $702,064.

------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
------------------------------------------------------------
Common Stocks*         $61,232,424    $        --  $      --
Money Market Fund           29,535             --         --
                       -------------------------------------
Total Investments      $61,261,959    $        --  $      --
                       =====================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2013.

                        See Notes to Financial Statements                Page 67

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 1.5%
      1,800 B/E Aerospace, Inc. (a)           $      92,682
      1,215 Boeing (The) Co.                         89,752
      4,651 GenCorp, Inc. (a)                        49,905
      1,442 Honeywell International, Inc.            98,402
        331 Lockheed Martin Corp.                    28,754
        644 Precision Castparts Corp.               118,110
        525 Rockwell Collins, Inc.                   30,912
                                              -------------
                                                    508,517
                                              -------------
            AIR FREIGHT & LOGISTICS -- 0.4%
        965 C.H. Robinson Worldwide, Inc.            63,835
        608 Forward Air Corp.                        22,563
        950 Hub Group, Inc., Class A (a)             34,969
                                              -------------
                                                    121,367
                                              -------------
            AIRLINES -- 0.9%
      2,064 Alaska Air Group, Inc. (a)               95,212
        580 Allegiant Travel Co.                     43,193
     15,350 Southwest Airlines Co.                  172,073
                                              -------------
                                                    310,478
                                              -------------
            AUTO COMPONENTS -- 0.9%
        852 BorgWarner, Inc. (a)                     63,201
      4,109 Delphi Automotive PLC (a)               158,854
      1,693 Drew Industries, Inc.                    61,998
                                              -------------
                                                    284,053
                                              -------------
            AUTOMOBILES -- 1.0%
      2,499 Harley-Davidson, Inc.                   130,998
      3,080 Thor Industries, Inc.                   129,606
      3,187 Winnebago Industries, Inc. (a)           59,661
                                              -------------
                                                    320,265
                                              -------------
            BEVERAGES -- 0.4%
        237 Boston Beer (The) Co., Inc.,
               Class A (a)                           33,261
      2,586 Constellation Brands, Inc.,
               Class A (a)                           83,683
                                              -------------
                                                    116,944
                                              -------------
            BIOTECHNOLOGY -- 1.5%
      1,060 Amgen, Inc.                              90,588
        208 Biogen Idec, Inc. (a)                    32,465
        775 Celgene Corp. (a)                        76,694
      4,280 Gilead Sciences, Inc. (a)               168,846
        674 Regeneron Pharmaceuticals,
               Inc. (a)                             117,235
                                              -------------
                                                    485,828
                                              -------------
            BUILDING PRODUCTS -- 1.8%
        866 A.O. Smith Corp.                         59,997
        510 AAON, Inc.                               11,597
      2,278 Apogee Enterprises, Inc.                 55,697
      3,043 Fortune Brands Home &
               Security, Inc. (a)                    99,628

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            BUILDING PRODUCTS (CONTINUED)
      1,693 Lennox International, Inc.        $      97,364
      9,435 Masco Corp.                             173,510
      3,928 NCI Building Systems, Inc. (a)           60,806
      1,564 Quanex Building Products Corp.           32,312
        324 Simpson Manufacturing Co., Inc.          10,504
                                              -------------
                                                    601,415
                                              -------------
            CAPITAL MARKETS -- 2.7%
        171 Affiliated Managers Group,
               Inc. (a)                              24,612
      1,949 Ameriprise Financial, Inc.              129,258
        295 BlackRock, Inc.                          69,703
        698 Eaton Vance Corp.                        25,268
      1,534 Financial Engines, Inc. (a)              51,021
        243 Franklin Resources, Inc.                 33,262
        855 Greenhill & Co., Inc.                    50,359
      1,428 HFF, Inc., Class A                       24,904
      2,339 Invesco Ltd.                             63,738
      6,207 Jefferies Group, Inc.                   123,705
      1,325 Piper Jaffray Cos., Inc. (a)             51,317
      1,731 Raymond James Financial, Inc.            77,255
      1,905 SEI Investments Co.                      51,359
        451 Virtus Investment Partners,
               Inc. (a)                              67,203
      1,277 Waddell & Reed Financial, Inc.,
               Class A                               50,697
                                              -------------
                                                    893,661
                                              -------------
            CHEMICALS -- 5.4%
      1,337 Airgas, Inc.                            127,336
        358 Albemarle Corp.                          21,949
        685 American Vanguard Corp.                  23,221
      1,433 Ashland, Inc.                           112,505
        150 CF Industries Holdings, Inc.             34,376
      1,292 Cytec Industries, Inc.                   94,704
      2,310 Eastman Chemical Co.                    164,357
      1,697 Ecolab, Inc.                            122,863
      2,086 FMC Corp.                               128,226
      1,568 H.B. Fuller Co.                          61,277
      1,376 International Flavors &
               Fragrances, Inc.                      96,912
      1,116 Koppers Holdings, Inc.                   45,265
        967 Monsanto Co.                             98,005
        254 NewMarket Corp.                          64,811
      2,674 PolyOne Corp.                            58,400
      1,161 PPG Industries, Inc.                    160,067
      1,014 Quaker Chemical Corp.                    57,970
      1,514 RPM International, Inc.                  47,252
        793 Sherwin-Williams (The) Co.              128,577
      2,084 Tredegar Corp.                           47,536
      1,425 Valspar (The) Corp.                      94,449
                                              -------------
                                                  1,790,058
                                              -------------
            COMMERCIAL BANKS -- 1.1%
        920 BBCN Bancorp, Inc.                       11,123

Page 68                 See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            COMMERCIAL BANKS (CONTINUED)
      1,140 Cathay General Bancorp            $      22,127
        273 First Financial Bankshares, Inc.         11,209
      3,079 First Horizon National Corp.             31,437
        930 M&T Bank Corp.                           95,502
        623 Signature Bank (a)                       46,058
      1,015 Susquehanna Bancshares, Inc.             11,591
     18,147 Synovus Financial Corp.                  46,819
        475 Texas Capital Bancshares,
               Inc. (a)                              19,665
      2,852 Zions Bancorporation                     66,509
                                              -------------
                                                    362,040
                                              -------------
            COMMERCIAL SERVICES & SUPPLIES
               -- 1.7%
      1,492 Cintas Corp.                             63,052
        404 Clean Harbors, Inc. (a)                  22,458
      1,507 Copart, Inc. (a)                         54,116
      1,880 Corrections Corp. of America             71,233
      2,758 Deluxe Corp.                            101,467
      1,832 Healthcare Services Group, Inc.          44,243
      3,113 Herman Miller, Inc.                      76,891
      1,985 Interface, Inc.                          33,308
      1,041 Mine Safety Appliances Co.               48,115
        327 Stericycle, Inc. (a)                     30,853
        658 Waste Connections, Inc.                  23,701
                                              -------------
                                                    569,437
                                              -------------
            COMMUNICATIONS EQUIPMENT --
               1.2%
      2,849 Arris Group, Inc. (a)                    47,065
      4,248 Ciena Corp. (a)                          66,524
      1,623 InterDigital, Inc.                       70,422
      2,506 Ixia (a)                                 47,589
      6,760 JDS Uniphase Corp. (a)                   98,088
        810 NETGEAR, Inc. (a)                        28,439
      1,478 PC-Tel, Inc.                             10,967
        492 QUALCOMM, Inc.                           32,487
        274 ViaSat, Inc. (a)                         10,524
                                              -------------
                                                    412,105
                                              -------------
            COMPUTERS & PERIPHERALS -- 1.4%
      1,023 3D Systems Corp. (a)                     59,181
      2,241 Electronics for Imaging,
               Inc. (a)                              50,691
      5,538 Intermec, Inc. (a)                       54,715
      4,524 NCR Corp. (a)                           125,632
      5,157 Seagate Technology PLC                  175,235
                                              -------------
                                                    465,454
                                              -------------
            CONSTRUCTION & ENGINEERING --
               1.0%
      2,461 Aegion Corp. (a)                         57,883
      5,760 Quanta Services, Inc. (a)               166,867
      2,473 Shaw Group (The), Inc. (a)              117,022
                                              -------------
                                                    341,772
                                              -------------

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            CONSTRUCTION MATERIALS -- 1.1%
        933 Eagle Materials, Inc.             $      60,430
      6,379 Headwaters, Inc. (a)                     59,708
        943 Martin Marietta Materials, Inc.          93,102
        834 Texas Industries, Inc. (a)               47,405
      1,759 Vulcan Materials Co.                     99,489
                                              -------------
                                                    360,134
                                              -------------
            CONSUMER FINANCE -- 0.9%
        531 American Express Co.                     31,228
      1,583 Discover Financial Services              60,772
      1,390 Encore Capital Group, Inc. (a)           41,825
        643 First Cash Financial Services,
               Inc. (a)                              34,278
        299 Portfolio Recovery Associates,
                Inc. (a)                             31,978
      5,344 SLM Corp.                                90,260
                                              -------------
                                                    290,341
                                              -------------
            CONTAINERS & PACKAGING -- 1.3%
      2,045 Ball Corp.                               91,043
      1,824 Bemis Co., Inc.                          65,080
      2,311 Packaging Corp. of America               88,812
      8,977 Sealed Air Corp.                        168,050
                                              -------------
                                                    412,985
                                              -------------
            DISTRIBUTORS -- 0.4%
      5,463 LKQ Corp. (a)                           122,317
        503 Pool Corp.                               23,047
                                              -------------
                                                    145,364
                                              -------------
            DIVERSIFIED CONSUMER SERVICES
               -- 0.6%
        295 American Public Education,
               Inc. (a)                              11,367
        614 Coinstar, Inc. (a)                       31,240
      3,286 H&R Block, Inc.                          74,822
      1,412 Hillenbrand, Inc.                        34,947
      3,219 Service Corp. International              48,060
                                              -------------
                                                    200,436
                                              -------------
            DIVERSIFIED FINANCIAL SERVICES
               -- 1.2%
     13,550 Bank of America Corp.                   153,386
        603 MarketAxess Holdings, Inc.               22,799
      1,116 McGraw-Hill (The) Cos., Inc.             64,192
      3,124 Moody's Corp.                           171,258
                                              -------------
                                                    411,635
                                              -------------
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 0.1%
      5,825 Cincinnati Bell, Inc. (a)                27,669
      1,109 General Communication, Inc.,
                Class A (a)                           9,437
      1,062 Lumos Networks Corp.                     10,312
                                              -------------
                                                     47,418
                                              -------------

                        See Notes to Financial Statements                Page 69

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            ELECTRICAL EQUIPMENT -- 2.7%
      1,313 Acuity Brands, Inc.               $      90,334
      1,775 AMETEK, Inc.                             72,757
      1,107 AZZ, Inc.                                47,369
        946 Belden, Inc.                             45,550
        637 Brady Corp., Class A                     22,225
      2,900 Eaton Corp. PLC                         165,155
      1,152 Emerson Electric Co.                     65,952
        513 Franklin Electric Co., Inc.              34,125
        525 Hubbell, Inc., Class B                   47,801
      1,262 Regal-Beloit Corp.                       93,590
      1,453 Rockwell Automation, Inc.               129,593
        547 Roper Industries, Inc.                   64,245
                                              -------------
                                                    878,696
                                              -------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 1.5%
      1,886 Amphenol Corp., Class A                 127,437
      1,152 Badger Meter, Inc.                       57,012
      4,932 Daktronics, Inc.                         58,494
        384 FEI Co.                                  23,409
        499 Itron, Inc. (a)                          23,149
        345 Littelfuse, Inc.                         22,083
        619 Measurement Specialties,
               Inc. (a)                              21,851
        627 MTS Systems Corp.                        35,645
        166 OSI Systems, Inc. (a)                     9,040
                                              -------------
      1,928 Trimble Navigation Ltd. (a)             120,500
                                              -------------
                                                    498,620
                                              -------------
            ENERGY EQUIPMENT & SERVICES --
               1.3%
      2,162 Cameron International Corp. (a)         136,876
      1,188 Dresser-Rand Group, Inc. (a)             72,528
        304 Dril-Quip, Inc. (a)                      24,651
      2,491 Exterran Holdings, Inc. (a)              57,891
        614 Geospace Technologies Corp. (a)          55,358
        366 Lufkin Industries, Inc.                  21,195
        827 Oceaneering International, Inc.          52,275
                                              -------------
                                                    420,774
                                              -------------
            FOOD & STAPLES RETAILING -- 0.5%
        927 Costco Wholesale Corp.                   94,869
        830 United Natural Foods, Inc. (a)           44,803
        334 Whole Foods Market, Inc.                 32,148
                                              -------------
                                                    171,820
                                              -------------
            FOOD PRODUCTS -- 2.0%
        376 B&G Foods, Inc.                          11,919
        844 Calavo Growers, Inc.                     21,024
      2,866 Flowers Foods, Inc.                      77,038
      2,150 Green Mountain Coffee Roasters,
               Inc. (a)                              97,890
        529 H. J. Heinz Co.                          32,073
        196 Hain Celestial Group (The),
               Inc. (a)                              11,170
        422 Hershey (The) Co.                        33,528

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            FOOD PRODUCTS (CONTINUED)
      1,789 Ingredion, Inc.                   $     118,199
        499 J & J Snack Foods Corp.                  34,007
        708 J.M. Smucker (The) Co.                   62,750
      1,639 Kellogg Co.                              95,882
        961 McCormick & Co., Inc.                    59,918
                                              -------------
                                                    655,398
                                              -------------
            HEALTH CARE EQUIPMENT & SUPPLIES
               -- 1.8%
        287 Abaxis, Inc.                             11,113
        286 Analogic Corp.                           21,790
      1,373 Baxter International, Inc.               93,144
      1,432 Cantel Medical Corp.                     44,979
        240 Cooper (The) Cos., Inc.                  24,324
        405 Cyberonics, Inc. (a)                     17,561
      1,541 DENTSPLY International, Inc.             64,352
        458 Greatbatch, Inc. (a)                     12,155
        521 Haemonetics Corp. (a)                    21,851
      1,110 Hologic, Inc. (a)                        26,462
        175 ICU Medical, Inc. (a)                    10,579
        273 Integra LifeSciences Holdings (a)        11,507
      1,155 Palomar Medical Technologies,
               Inc. (a)                              11,284
      1,604 ResMed, Inc.                             70,255
        952 SurModics, Inc. (a)                      22,953
      1,185 Thoratec Corp. (a)                       43,288
        869 Varian Medical Systems, Inc. (a)         61,395
        389 West Pharmaceutical Services,
               Inc.                                  23,033
                                              -------------
                                                    592,025
                                              -------------
            HEALTH CARE PROVIDERS & SERVICES
               -- 1.9%
        577 Air Methods Corp.                        25,226
      4,727 AMN Healthcare Services, Inc. (a)        57,433
      1,483 Bio-Reference Laboratories,
               Inc. (a)                              41,183
        310 Chemed Corp.                             23,420
      1,422 DaVita HealthCare Partners,
               Inc. (a)                             164,113
      1,130 Express Scripts Holding Co. (a)          60,365
        778 Hanger, Inc. (a)                         22,352
      2,983 Healthways, Inc. (a)                     31,381
        553 Henry Schein, Inc. (a)                   47,746
        348 Landauer, Inc.                           21,921
        559 MEDNAX, Inc. (a)                         47,828
        496 MWI Veterinary Supply, Inc. (a)          55,706
      1,474 PSS World Medical, Inc. (a)              42,643
                                              -------------
                                                    641,317
                                              -------------
            HEALTH CARE TECHNOLOGY -- 0.2%
        393 Cerner Corp. (a)                         32,442
        543 Medidata Solutions, Inc. (a)             25,407
        716 Omnicell, Inc. (a)                       11,313
                                              -------------
                                                     69,162
                                              -------------

Page 70                 See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            HOTELS, RESTAURANTS & LEISURE --
               1.4%
        553 Bob Evans Farms, Inc.             $      24,481
        476 DineEquity, Inc. (a)                     34,872
      1,097 Interval Leisure Group, Inc.             21,721
      1,310 Marriott Vacations Worldwide
               Corp. (a)                             58,138
      1,447 Multimedia Games Holding
               Co., Inc. (a)                         24,512
        140 Panera Bread Co., Class A (a)            22,374
        581 Papa John's International,
               Inc. (a)                              32,594
      5,854 Ruth's Hospitality Group,
               Inc. (a)                              45,427
      2,044 Sonic Corp. (a)                          22,811
        569 Starbucks Corp.                          31,932
      1,064 Starwood Hotels & Resorts
               Worldwide, Inc.                       65,340
      1,147 Wyndham Worldwide Corp.                  63,991
        460 Yum! Brands, Inc.                        29,872
                                              -------------
                                                    478,065
                                              -------------
            HOUSEHOLD DURABLES -- 4.8%
      4,628 D.R. Horton, Inc.                       109,498
      1,242 Ethan Allen Interiors, Inc.              35,906
      1,290 Jarden Corp. (a)                         75,904
      7,295 KB Home                                 139,116
      4,484 Leggett & Platt, Inc.                   132,009
      4,065 Lennar Corp., Class A                   168,860
      1,814 M.D.C. Holdings, Inc.                    71,326
      2,060 M/I Homes, Inc. (a)                      56,114
      1,139 Meritage Homes Corp. (a)                 50,389
        983 Mohawk Industries, Inc. (a)              99,932
      7,058 Newell Rubbermaid, Inc.                 165,722
         72 NVR, Inc. (a)                            74,135
      8,655 PulteGroup, Inc. (a)                    179,505
      1,496 Ryland Group (The), Inc.                 59,421
      7,429 Standard Pacific Corp. (a)               61,661
      1,375 Toll Brothers, Inc. (a)                  51,494
        694 Tupperware Brands Corp.                  52,883
                                              -------------
                                                  1,583,875
                                              -------------
            HOUSEHOLD PRODUCTS -- 0.1%
        417 Clorox (The) Co.                         32,697
                                              -------------
            INDUSTRIAL CONGLOMERATES -- 0.6%
      1,962 Carlisle Cos., Inc.                     125,862
      1,092 Danaher Corp.                            65,444
                                              -------------
                                                    191,306
                                              -------------
            INSURANCE -- 1.6%
      1,646 Aon PLC                                  95,040
      1,162 eHealth, Inc. (a)                        28,318
      2,068 Employers Holdings, Inc.                 44,069
      4,895 Fidelity National Financial, Inc.,
               Class A                              122,864

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            INSURANCE (CONTINUED)
      4,785 First American Financial Corp.    $     114,314
        885 Marsh & McLennan Cos., Inc.              31,400
      1,716 Prudential Financial, Inc.               99,322
                                              -------------
                                                    535,327
                                              -------------
            INTERNET & CATALOG RETAIL --
               2.5%
        364 Amazon.com, Inc. (a)                     96,642
        553 Blue Nile, Inc. (a)                      18,520
      2,558 Expedia, Inc.                           166,909
      2,093 HSN, Inc.                               124,743
      1,694 Netflix, Inc. (a)                       279,917
         49 Priceline.com, Inc. (a)                  33,588
      2,182 TripAdvisor, Inc. (a)                   100,983
                                              -------------
                                                    821,302
                                              -------------
            INTERNET SOFTWARE & SERVICES --
               2.3%
      2,983 Akamai Technologies, Inc. (a)           121,438
      2,032 Blucora, Inc. (a)                        30,195
      1,159 Dice Holdings, Inc. (a)                  10,906
      2,392 eBay, Inc. (a)                          133,784
        323 Equinix, Inc. (a)                        69,584
         43 Google, Inc., Class A (a)                32,495
      1,302 NIC, Inc.                                21,223
        436 OpenTable, Inc. (a)                      22,973
      1,806 Perficient, Inc. (a)                     21,600
      1,552 Rackspace Hosting, Inc. (a)             116,943
        422 Stamps.com, Inc. (a)                     11,390
      4,581 ValueClick, Inc. (a)                     93,773
      1,144 XO Group, Inc. (a)                       11,005
      3,067 Yahoo!, Inc. (a)                         60,205
                                              -------------
                                                    757,514
                                              -------------
            IT SERVICES -- 3.1%
        918 Accenture PLC, Class A                   65,995
        307 Alliance Data Systems Corp. (a)          48,383
      1,236 Cognizant Technology Solutions
               Corp., Class A (a)                    96,630
      3,925 Computer Sciences Corp.                 164,065
      3,303 CoreLogic, Inc. (a)                      86,671
        402 Exlservice Holdings, Inc. (a)            11,923
      1,158 Fiserv, Inc. (a)                         92,999
        483 Gartner, Inc. (a)                        24,879
        491 Global Payments, Inc.                    24,187
        675 iGATE Corp. (a)                          11,799
        186 MasterCard, Inc., Class A                96,422
        673 MAXIMUS, Inc.                            46,148
      1,591 NeuStar, Inc., Class A (a)               71,818
        805 Visa, Inc., Class A                     127,118
        885 WEX, Inc. (a)                            69,570
                                              -------------
                                                  1,038,607
                                              -------------

                        See Notes to Financial Statements                Page 71

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            LEISURE EQUIPMENT & PRODUCTS --
               0.9%
        637 Arctic Cat, Inc. (a)              $      23,021
      1,877 Brunswick Corp.                          67,872
      3,274 Callaway Golf Co.                        21,478
      1,666 Mattel, Inc.                             62,692
      1,057 Polaris Industries, Inc.                 92,054
        469 Sturm, Ruger & Co., Inc.                 23,811
                                              -------------
                                                    290,928
                                              -------------
            LIFE SCIENCES TOOLS & SERVICES --
               2.3%
        745 Agilent Technologies, Inc.               33,361
      2,805 Cambrex Corp. (a)                        32,959
        593 Charles River Laboratories
               International, Inc. (a)               24,503
      1,539 Covance, Inc. (a)                       102,667
     15,763 Enzo Biochem, Inc. (a)                   45,555
        622 Life Technologies Corp. (a)              40,237
        345 Mettler-Toledo International,
               Inc. (a)                              73,323
      1,079 PAREXEL International Corp. (a)          36,524
      4,952 PerkinElmer, Inc.                       174,508
      2,464 Thermo Fisher Scientific, Inc.          177,753
        350 Waters Corp. (a)                         32,049
                                              -------------
                                                    773,439
                                              -------------
            MACHINERY -- 7.3%
        762 Actuant Corp., Class A                   22,464
      1,126 Cummins, Inc.                           129,299
      1,412 Deere & Co.                             132,813
      1,857 Dover Corp.                             128,467
      1,041 EnPro Industries, Inc. (a)               46,304
      1,071 Flowserve Corp.                         167,901
        432 Graco, Inc.                              24,710
      1,911 IDEX Corp.                               95,340
      1,505 Illinois Tool Works, Inc.                94,559
      2,545 Ingersoll-Rand PLC                      130,788
      2,843 ITT Corp.                                73,008
      1,827 Lincoln Electric Holdings, Inc.          98,530
        681 Lindsay Corp.                            63,360
      1,484 Lydall, Inc. (a)                         22,675
        638 Mueller Industries, Inc.                 34,044
      1,409 Nordson Corp.                            95,277
      3,477 PACCAR, Inc.                            163,628
      2,483 Pentair Ltd.                            125,838
        537 Robbins & Myers, Inc.                    31,296
      1,990 Snap-on, Inc.                           161,230
      1,065 Standex International Corp.              60,332
        242 Tennant Co.                              11,142
      4,101 Terex Corp. (a)                         132,790
      1,394 Timken (The) Co.                         74,732
        743 Toro (The) Co.                           32,714
        651 Valmont Industries, Inc.                 94,864
      1,016 Wabtec Corp.                             95,118
      2,252 Xylem, Inc.                              62,898
                                              -------------
                                                  2,406,121
                                              -------------

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            MARINE -- 0.3%
      1,437 Kirby Corp. (a)                   $     101,524
                                              -------------
            MEDIA -- 3.3%
      1,796 AMC Networks, Inc., Class A (a)         102,318
        912 Arbitron, Inc.                           42,773
      2,406 CBS Corp., Class B                      100,378
      3,423 Cinemark Holdings, Inc.                  96,323
      4,205 Comcast Corp., Class A                  160,127
        980 Digital Generation, Inc. (a)              9,810
      1,217 DIRECTV (a)                              62,237
      1,442 Discovery Communications, Inc.,
               Class A (a)                          100,046
      1,147 Lamar Advertising Co.,
               Class A (a)                           48,908
      3,584 News Corp., Class A                      99,420
        611 Omnicom Group, Inc.                      33,165
        527 Scripps Networks Interactive,
               Class A                               32,553
      1,256 Time Warner Cable, Inc.                 112,211
      1,914 Time Warner, Inc.                        96,695
                                              -------------
                                                  1,096,964
                                              -------------
            METALS & MINING -- 1.1%
        431 Carpenter Technology Corp.               22,554
      2,826 Nucor Corp.                             130,024
      2,498 Stillwater Mining Co. (a)                33,623
      2,730 SunCoke Energy, Inc. (a)                 45,264
      4,435 Worthington Industries, Inc.            121,874
                                              -------------
                                                    353,339
                                              -------------
            MULTILINE RETAIL -- 0.4%
        481 Family Dollar Stores, Inc.               27,273
      1,141 Nordstrom, Inc.                          63,017
      6,810 Tuesday Morning Corp. (a)                57,204
                                              -------------
                                                    147,494
                                              -------------
            OIL, GAS & CONSUMABLE FUELS --
               3.5%
      2,454 Cabot Oil & Gas Corp.                   129,522
      1,883 Denbury Resources, Inc. (a)              35,080
      1,010 EOG Resources, Inc.                     126,230
      1,429 Gulfport Energy Corp. (a)                58,975
      2,476 HollyFrontier Corp.                     129,296
      2,495 Marathon Petroleum Corp.                185,154
        900 Noble Energy, Inc.                       97,011
        859 Pioneer Natural Resources Co.           100,967
      2,456 Plains Exploration & Production
               Co. (a)                              117,274
      3,568 Tesoro Corp.                            173,726
                                              -------------
                                                  1,153,235
                                              -------------

Page 72                 See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            PAPER & FOREST PRODUCTS -- 0.4%
        151 Deltic Timber Corp.               $      10,957
                                              -------------
      5,966 Louisiana-Pacific Corp. (a)             115,919
                                              -------------
                                                    126,876
                                              -------------
            PERSONAL PRODUCTS -- 0.5%
      2,187 Inter Parfums, Inc.                      47,480
      2,069 Medifast, Inc. (a)                       50,752
      2,726 Prestige Brands Holdings,
               Inc. (a)                              58,473
                                              -------------
                                                    156,705
                                              -------------
            PHARMACEUTICALS -- 1.0%
      1,419 Actavis, Inc. (a)                       122,588
        619 Eli Lilly & Co.                          33,234
        444 Medicines (The) Co. (a)                  13,267
      5,720 Mylan, Inc. (a)                         161,704
                                              -------------
                                                    330,793
                                              -------------
            PROFESSIONAL SERVICES -- 1.1%
        468 Corporate Executive Board
               (The) Co.                             23,451
      2,255 Equifax, Inc.                           132,369
        191 Exponent, Inc. (a)                        9,338
      2,692 On Assignment, Inc. (a)                  65,819
      3,836 Robert Half International, Inc.         135,181
                                              -------------
                                                    366,158
                                              -------------
            REAL ESTATE INVESTMENT TRUSTS
               -- 2.7%
      1,185 American Tower Corp.                     90,238
      1,170 Extra Space Storage, Inc.                46,613
      1,509 Geo Group (The), Inc.                    49,224
        444 Government Properties Income
               Trust                                 11,033
        996 Health Care REIT, Inc.                   62,589
        443 Healthcare Realty Trust, Inc.            11,288
        225 Kilroy Realty Corp.                      11,228
        302 LTC Properties, Inc.                     11,247
      2,669 Medical Properties Trust, Inc.           35,898
        713 National Retail Properties, Inc.         22,830
        932 OMEGA Healthcare Investors, Inc.         23,822
      3,042 Parkway Properties, Inc.                 48,185
      1,810 Pennsylvania Real Estate
               Investment Trust                      33,376
        688 Plum Creek Timber Co., Inc.              33,148
        567 Potlatch Corp.                           24,602
        429 Rayonier, Inc.                           23,097
        940 Senior Housing Properties Trust          22,645
        193 Simon Property Group, Inc.               30,915
        514 Sovran Self Storage, Inc.                33,533
        311 Tanger Factory Outlet Centers,
               Inc.                                  11,016
        841 Universal Health Realty Income
               Trust                                 46,364
        943 Ventas, Inc.                             62,511

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS
               (CONTINUED)
      4,387 Weyerhaeuser Co.                  $     132,136
                                              -------------
                                                    877,538
                                              -------------
            REAL ESTATE MANAGEMENT &
               DEVELOPMENT -- 0.9%
      7,899 CBRE Group, Inc., Class A (a)           170,461
      1,373 Jones Lang LaSalle, Inc.                126,508
                                              -------------
                                                    296,969
                                              -------------
            ROAD & RAIL -- 1.2%
      1,169 Genesee & Wyoming, Inc.,
               Class A (a)                           98,874
      1,117 J.B. Hunt Transport Services,
               Inc.                                  75,140
        533 Kansas City Southern                     49,628
      1,271 Landstar System, Inc.                    72,498
      1,242 Old Dominion Freight Line,
               Inc. (a)                              46,302
        485 Union Pacific Corp.                      63,758
                                              -------------
                                                    406,200
                                              -------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 2.4%
        770 Advanced Energy Industries,
               Inc. (a)                              11,819
        367 Cirrus Logic, Inc. (a)                   10,360
      3,392 Cree, Inc. (a)                          146,365
        353 Cymer, Inc. (a)                          36,348
      1,196 Exar Corp. (a)                           12,546
        171 Hittite Microwave Corp. (a)              10,496
      9,136 Integrated Device Technology,
               Inc. (a)                              66,053
      2,662 Kulicke & Soffa Industries,
               Inc. (a)                              30,134
     17,238 LSI Corp. (a)                           121,356
      1,517 Microsemi Corp. (a)                      31,736
        955 Monolithic Power Systems, Inc.           22,252
      3,164 Rudolph Technologies, Inc. (a)           42,682
      1,536 Semtech Corp. (a)                        46,326
        532 Silicon Laboratories, Inc. (a)           23,216
      9,306 Teradyne, Inc. (a)                      150,385
      1,141 Ultratech, Inc. (a)                      46,473
                                              -------------
                                                    808,547
                                              -------------
            SOFTWARE -- 2.7%
      1,018 ACI Worldwide, Inc. (a)                  48,396
      3,239 Adobe Systems, Inc. (a)                 122,531
        863 Autodesk, Inc. (a)                       33,553
      1,210 Bottomline Technologies, Inc. (a)        35,187
      4,936 Cadence Design Systems, Inc. (a)         68,759
        783 CommVault Systems, Inc. (a)              60,080
        952 Interactive Intelligence Group,
               Inc. (a)                              38,289
        705 Manhattan Associates, Inc. (a)           48,300
      3,918 Mentor Graphics Corp. (a)                67,115
      1,228 NetScout Systems, Inc. (a)               31,965

                        See Notes to Financial Statements                Page 73

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            SOFTWARE (CONTINUED)
        916 Oracle Corp.                      $      32,527
        988 PTC, Inc. (a)                            22,902
        726 Salesforce.com, Inc. (a)                124,966
        848 Solarwinds, Inc. (a)                     46,148
      1,247 Solera Holdings, Inc.                    68,348
        225 Sourcefire, Inc. (a)                      9,585
        879 Tyler Technologies, Inc. (a)             47,510
                                              -------------
                                                    906,161
                                              -------------
            SPECIALTY RETAIL -- 6.4%
      2,168 American Eagle Outfitters, Inc.          43,815
      1,971 ANN, Inc. (a)                            60,786
      2,405 Ascena Retail Group, Inc. (a)            40,765
      2,306 AutoNation, Inc. (a)                    111,841
      2,972 Brown Shoe Co., Inc.                     51,237
      1,065 Cabela's, Inc. (a)                       54,975
      4,187 CarMax, Inc. (a)                        165,051
      6,244 Chico's FAS, Inc.                       111,955
     10,018 Christopher & Banks Corp. (a)            62,112
      8,848 Coldwater Creek, Inc. (a)                33,534
      1,384 Foot Locker, Inc.                        47,540
      2,949 Gap (The), Inc.                          96,373
      3,348 Haverty Furniture Cos., Inc.             60,264
      1,973 Home Depot (The), Inc.                  132,033
      3,308 Hot Topic, Inc.                          36,719
        648 Limited Brands, Inc.                     31,117
      1,459 Lithia Motors, Inc., Class A             63,131
      4,425 Lowe's Cos., Inc.                       168,991
      1,034 Lumber Liquidators Holdings,
               Inc. (a)                              61,192
     35,143 Office Depot, Inc. (a)                  152,169
        682 O'Reilly Automotive, Inc. (a)            63,187
        893 PetSmart, Inc.                           58,411
      1,124 rue21, Inc. (a)                          33,394
        813 Select Comfort Corp. (a)                 17,902
      2,203 Stage Stores, Inc.                       50,339
      1,438 TJX (The) Cos., Inc.                     64,969
        252 Tractor Supply Co.                       26,125
      3,101 Urban Outfitters, Inc. (a)              132,692
        371 Vitamin Shoppe, Inc. (a)                 22,661
      1,016 Williams-Sonoma, Inc.                    44,704
      5,178 Zale Corp. (a)                           25,476
                                              -------------
                                                  2,125,460
                                              -------------
            TEXTILES, APPAREL & LUXURY GOODS
               -- 2.6%
      1,198 Carter's, Inc. (a)                       72,156
      1,311 Fossil, Inc. (a)                        138,415
      3,218 Hanesbrands, Inc. (a)                   120,611
      1,040 Movado Group, Inc.                       38,022
      1,774 NIKE, Inc., Class B                      95,885
      1,038 PVH Corp.                               123,387
        204 Ralph Lauren Corp.                       33,962

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            TEXTILES, APPAREL & LUXURY GOODS
               (CONTINUED)
        755 Steven Madden Ltd. (a)         $         34,790
        458 Under Armour, Inc., Class A (a)          23,298
        606 VF Corp.                                 89,434
      1,242 Warnaco Group (The), Inc. (a)            90,927
                                              -------------
                                                    860,887
                                              -------------
            THRIFTS & MORTGAGE FINANCE --
               0.1%
      2,032 ViewPoint Financial Group, Inc.          42,977
                                              -------------
            TRADING COMPANIES & DISTRIBUTORS
               -- 1.2%
        507 Applied Industrial Technologies,
               Inc.                                  22,288
      1,307 Fastenal Co.                             64,932
      1,157 Kaman Corp.                              42,045
        885 MSC Industrial Direct Co., Inc.,
               Class A                               70,021
      2,532 United Rentals, Inc. (a)                128,170
        151 W.W. Grainger, Inc.                      32,891
        297 Watsco, Inc.                             22,379
                                              -------------
                                                    382,726
                                              -------------
            WATER UTILITIES -- 0.1%
        665 American States Water Co.                33,616
                                              -------------
            WIRELESS TELECOMMUNICATION
               SERVICES -- 0.8%
      1,691 Crown Castle International
               Corp. (a)                            119,249
     27,722 Sprint Nextel Corp. (a)                 156,075
                                              -------------
                                                    275,324
                                              -------------
            TOTAL COMMON STOCKS -- 100.0%        33,138,193
            (Cost $29,086,832)

            MONEY MARKET FUND -- 0.1%
     45,980 Morgan Stanley Institutional
              Liquidity Funds - Treasury
              Portfolio - Institutional
              Class - 0.03% (b)                      45,980
            (Cost $45,980)                    -------------

            TOTAL INVESTMENTS -- 100.1%          33,184,173
            (Cost $29,132,812) (c)
            NET OTHER ASSETS AND
              LIABILITIES -- (0.1)%                 (45,346)
                                              -------------
            NET ASSETS -- 100.0%              $  33,138,827
                                              =============

Page 74                 See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of January 31, 2013.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,182,462 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $131,101.

------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
------------------------------------------------------------
Common Stocks*        $ 33,138,193    $        --  $      --
Money Market Fund           45,980             --         --
                      --------------------------------------
Total Investments     $ 33,184,173    $        --  $      --
                      ======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2013.

                        See Notes to Financial Statements                Page 75

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 99.9%
            AEROSPACE & DEFENSE -- 3.6%
      1,637 Alliant Techsystems, Inc.         $     105,947
        957 Esterline Technologies Corp. (a)         63,535
      7,199 Exelis, Inc.                             79,117
        936 Huntington Ingalls Industries,
               Inc.                                  41,465
      1,243 Triumph Group, Inc.                      87,470
                                              -------------
                                                    377,534
                                              -------------
            AIR FREIGHT & LOGISTICS -- 0.2%
      1,468 UTi Worldwide, Inc.                      21,668
                                              -------------
            AIRLINES -- 0.8%
     14,210 JetBlue Airways Corp. (a)                82,560
                                              -------------
            CAPITAL MARKETS -- 1.5%
     12,132 Apollo Investment Corp.                 109,188
      4,762 Janus Capital Group, Inc.                44,287
                                              -------------
                                                    153,475
                                              -------------
            CHEMICALS -- 3.4%
      2,039 Cabot Corp.                              76,320
      2,858 Intrepid Potash, Inc.                    66,591
      1,016 Minerals Technologies, Inc.              42,032
      3,758 Olin Corp.                               87,411
      2,282 Sensient Technologies Corp.              86,944
                                              -------------
                                                    359,298
                                              -------------
            COMMERCIAL BANKS -- 3.1%
      3,092 Associated Banc-Corp.                    44,123
      1,353 BancorpSouth, Inc.                       19,618
        561 Commerce Bancshares, Inc.                21,066
        915 East West Bancorp, Inc.                  21,457
      2,480 First Niagara Financial Group,
               Inc.                                  19,443
      1,386 FirstMerit Corp.                         21,109
      2,047 Fulton Financial Corp.                   22,292
      2,248 International Bancshares Corp.           43,948
        876 Trustmark Corp.                          20,262
      2,115 Valley National Bancorp                  20,706
      2,961 Webster Financial Corp.                  65,882
                                              -------------
                                                    319,906
                                              -------------
            COMMERCIAL SERVICES & SUPPLIES
               -- 0.6%
        689 Brink's (The) Co.                        20,546
      4,508 R.R. Donnelley & Sons Co.                41,474
                                              -------------
                                                     62,020
                                              -------------
            COMMUNICATIONS EQUIPMENT -- 1.0%
      2,076 ADTRAN, Inc.                             41,935
      1,100 Plantronics, Inc.                        45,232
      1,880 Polycom, Inc. (a)                        20,737
                                              -------------
                                                    107,904
                                              -------------
            COMPUTERS & PERIPHERALS -- 2.7%
      1,988 Diebold, Inc.                            58,527
      4,373 Lexmark International, Inc.,
               Class A                              105,214

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMPUTERS & PERIPHERALS
               (CONTINUED)
     10,423 QLogic Corp. (a)                  $     120,386
                                              -------------
                                                    284,127
                                              -------------
            CONSTRUCTION & ENGINEERING --
               1.0%
        585 Granite Construction, Inc.               21,271
      2,067 URS Corp.                                85,739
                                              -------------
                                                    107,010
                                              -------------
            CONTAINERS & PACKAGING -- 1.9%
        850 AptarGroup, Inc.                         43,800
        912 Greif, Inc., Class A                     42,846
        870 Rock-Tenn Co., Class A                   68,687
      1,365 Sonoco Products Co.                      42,301
                                              -------------
                                                    197,634
                                              -------------
            DIVERSIFIED CONSUMER SERVICES --
               3.0%
      4,274 DeVry, Inc.                             107,576
      5,859 ITT Educational Services,
               Inc. (a)                              98,665
      1,264 Matthews International Corp.,
               Class A                               41,409
      1,083 Strayer Education, Inc.                  61,623
                                              -------------
                                                    309,273
                                              -------------
            ELECTRIC UTILITIES -- 5.1%
      1,521 Cleco Corp.                              65,023
      3,995 Great Plains Energy, Inc.                85,493
      1,614 Hawaiian Electric Industries,
               Inc.                                  43,529
      1,404 IDACORP, Inc.                            65,160
      3,355 NV Energy, Inc.                          63,510
        720 OGE Energy Corp.                         42,271
      4,945 PNM Resources, Inc.                     105,625
      2,126 Westar Energy, Inc.                      63,929
                                              -------------
                                                    534,540
                                              -------------
            ELECTRICAL EQUIPMENT -- 0.4%
      1,334 General Cable Corp. (a)                  44,849
                                              -------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 4.8%
      2,663 Arrow Electronics, Inc. (a)             102,312
      3,313 Avnet, Inc. (a)                         117,148
      4,795 Ingram Micro, Inc., Class A (a)          87,173
      1,782 Tech Data Corp. (a)                      90,722
      9,541 Vishay Intertechnology, Inc. (a)        104,855
                                              -------------
                                                    502,210
                                              -------------
            ENERGY EQUIPMENT & SERVICES --
               7.8%
      2,215 Atwood Oceanics, Inc. (a)               116,886
        777 CARBO Ceramics, Inc.                     62,245
      3,931 Helix Energy Solutions Group,
               Inc. (a)                              93,243
      1,418 Oil States International,
               Inc. (a)                             110,008

Page 76                 See Notes to Financial Statements

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            ENERGY EQUIPMENT & SERVICES
               (CONTINUED)
      5,444 Patterson-UTI Energy, Inc.        $     110,731
      4,895 Superior Energy Services,
               Inc. (a)                             122,228
      1,816 Tidewater, Inc.                          89,293
      2,251 Unit Corp. (a)                          108,341
                                              -------------
                                                    812,975
                                              -------------
            FOOD & STAPLES RETAILING -- 0.6%
      1,578 Harris Teeter Supermarkets, Inc.         65,471
                                              -------------
            FOOD PRODUCTS -- 1.5%
        284 Lancaster Colony Corp.                   20,295
      1,184 Post Holdings, Inc. (a)                  44,980
      3,762 Smithfield Foods, Inc. (a)               87,692
                                              -------------
                                                    152,967
                                              -------------
            GAS UTILITIES -- 1.9%
      1,733 Atmos Energy Corp.                       64,745
        388 National Fuel Gas Co.                    21,107
        995 Questar Corp.                            23,114
      1,240 UGI Corp.                                43,698
      1,035 WGL Holdings, Inc.                       43,397
                                              -------------
                                                    196,061
                                              -------------
            HEALTH CARE EQUIPMENT & SUPPLIES
               -- 1.5%
      2,847 Hill-Rom Holdings, Inc.                  94,463
      1,752 STERIS Corp.                             66,103
                                              -------------
                                                    160,566
                                              -------------
            HEALTH CARE PROVIDERS & SERVICES
               -- 4.8%
      2,639 Community Health Systems, Inc.          101,153
      2,110 Health Management Associates,
               Inc., Class A (a)                     22,028
      2,687 LifePoint Hospitals, Inc. (a)           117,449
        545 Omnicare, Inc.                           21,228
        690 Owens & Minor, Inc.                      21,121
      1,678 Universal Health Services, Inc.,
               Class B                               95,042
      1,927 VCA Antech, Inc. (a)                     41,623
      1,666 WellCare Health Plans, Inc. (a)          84,483
                                              -------------
                                                    504,127
                                              -------------
            HEALTH CARE TECHNOLOGY -- 0.5%
      4,307 Allscripts Healthcare Solutions,
               Inc. (a)                              47,722
                                              -------------
            HOTELS, RESTAURANTS & LEISURE --
               2.9%
        635 Brinker International, Inc.              20,790
      1,240 Cheesecake Factory (The), Inc.           41,118
      2,203 International Speedway Corp.,
               Class A                               60,384

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            HOTELS, RESTAURANTS & LEISURE
               (CONTINUED)
        824 Life Time Fitness, Inc. (a)       $      41,802
      5,795 WMS Industries, Inc. (a)                143,426
                                              -------------
                                                    307,520
                                              -------------
            HOUSEHOLD DURABLES -- 0.2%
        625 Tempur-Pedic International,
               Inc. (a)                              24,350
                                              -------------
            HOUSEHOLD PRODUCTS -- 0.4%
        507 Energizer Holdings, Inc.                 44,114
                                              -------------
            INSURANCE -- 8.9%
        302 Alleghany Corp. (a)                     108,898
      2,053 American Financial Group, Inc.           87,376
      2,529 Aspen Insurance Holdings Ltd.            86,264
        773 Brown & Brown, Inc.                      21,134
        922 Everest Re Group, Ltd.                  106,777
      1,571 Hanover Insurance Group (The),
               Inc.                                  65,291
      1,635 HCC Insurance Holdings, Inc.             63,242
        667 Kemper Corp.                             22,218
      2,044 Mercury General Corp.                    80,942
      2,839 Protective Life Corp.                    89,826
      1,516 Reinsurance Group of America,
               Inc.                                  87,003
      1,659 StanCorp Financial Group, Inc.           64,518
      1,075 W. R. Berkley Corp.                      44,258
                                              -------------
                                                    927,747
                                              -------------
            INTERNET SOFTWARE & SERVICES --
               2.0%
      3,425 AOL, Inc.                               104,976
     18,046 Monster Worldwide, Inc. (a)             104,667
                                              -------------
                                                    209,643
                                              -------------
            IT SERVICES -- 2.6%
      2,323 Acxiom Corp. (a)                         41,187
      1,199 Convergys Corp.                          20,407
      1,339 DST Systems, Inc.                        89,633
        501 Jack Henry & Associates, Inc.            20,781
      3,910 ManTech International Corp.,
               Class A                               96,460
                                              -------------
                                                    268,468
                                              -------------
            LIFE SCIENCES TOOLS & SERVICES
               -- 0.6%
        579 Bio-Rad Laboratories, Inc.,
               Class A (a)                           65,884
                                              -------------
            MACHINERY -- 4.2%
      2,065 AGCO Corp. (a)                          109,445
        412 CLARCOR, Inc.                            20,790
        888 Gardner Denver, Inc.                     62,489
      2,028 Kennametal, Inc.                         83,168
      1,368 Oshkosh Corp. (a)                        53,598
      2,265 Trinity Industries, Inc.                 89,920

                        See Notes to Financial Statements                Page 77

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            MACHINERY (CONTINUED)
        516 Woodward, Inc.                    $      19,820
                                              -------------
                                                    439,230
                                              -------------
            MEDIA -- 3.2%
      1,187 DreamWorks Animation SKG,
               Inc., Class A (a)                     20,666
      1,563 John Wiley & Sons, Inc., Class A         59,863
      1,178 Meredith Corp.                           42,714
      2,306 New York Times (The) Co.,
               Class A (a)                           20,431
      3,431 Scholastic Corp.                        101,763
      3,147 Valassis Communications, Inc.            88,305
                                              -------------
                                                    333,742
                                              -------------
            METALS & MINING -- 2.3%
      6,825 Commercial Metals Co.                   113,636
      1,307 Reliance Steel & Aluminum Co.            84,589
      2,955 Steel Dynamics, Inc.                     44,946
                                              -------------
                                                    243,171
                                              -------------
            MULTILINE RETAIL -- 0.6%
      5,790 Saks, Inc. (a)                           62,590
                                              -------------
            MULTI-UTILITIES -- 1.9%
        924 Alliant Energy Corp.                     42,356
      1,675 Black Hills Corp.                        67,586
        926 MDU Resources Group, Inc.                21,595
      2,070 Vectren Corp.                            65,329
                                              -------------
                                                    196,866
                                              -------------
            OFFICE ELECTRONICS -- 0.4%
      1,033 Zebra Technologies Corp.,
               Class A (a)                           44,708
                                              -------------
            OIL, GAS & CONSUMABLE FUELS --
               4.1%
      8,313 Arch Coal, Inc.                          59,188
      4,561 Bill Barrett Corp. (a)                   72,839
      1,757 Cimarex Energy Co.                      112,202
      1,799 Energen Corp.                            86,604
      1,342 Rosetta Resources, Inc. (a)              71,153
        478 World Fuel Services Corp.                20,607
                                              -------------
                                                    422,593
                                              -------------
            PAPER & FOREST PRODUCTS -- 1.0%
      1,214 Domtar Corp.                            101,041
                                              -------------
            PROFESSIONAL SERVICES -- 1.7%
      1,844 FTI Consulting, Inc. (a)                 59,930
        956 Manpower, Inc.                           49,234
      1,083 Towers Watson & Co., Class A             66,150
                                              -------------
                                                    175,314
                                              -------------
            ROAD & RAIL -- 1.5%
      2,187 Con-way, Inc.                            68,628

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            ROAD & RAIL (CONTINUED)
      3,744 Werner Enterprises, Inc.          $      88,433
                                              -------------
                                                    157,061
                                              -------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 0.4%
      2,817 Fairchild Semiconductor
               International, Inc. (a)               41,607
                                              -------------
            SOFTWARE -- 0.2%
        618 Synopsys, Inc. (a)                       20,666
                                              -------------
            SPECIALTY RETAIL -- 5.3%
      3,586 Aaron's, Inc.                           106,325
        272 Advance Auto Parts, Inc.                 19,998
      4,677 Aeropostale, Inc. (a)                    63,280
      4,033 Barnes & Noble, Inc. (a)                 53,800
      4,133 Guess?, Inc.                            111,963
      2,952 Rent-A-Center, Inc.                     105,327
      1,519 Signet Jewelers Ltd.                     95,059
                                              -------------
                                                    555,752
                                              -------------
            TEXTILES, APPAREL & LUXURY GOODS
               -- 1.0%
      2,519 Deckers Outdoor Corp. (a)               100,634
                                              -------------
            THRIFTS & MORTGAGE FINANCE --
               0.2%
      1,501 New York Community Bancorp, Inc.         20,038
                                              -------------
            TOBACCO -- 1.1%
      2,032 Universal Corp.                         110,500
                                              -------------
            TRADING COMPANIES & DISTRIBUTORS
               -- 0.6%
      1,405 GATX Corp.                               66,527
                                              -------------
            WIRELESS TELECOMMUNICATION
               SERVICES -- 0.9%
      3,665 Telephone & Data Systems, Inc.           92,688
                                              -------------

            TOTAL INVESTMENTS -- 99.9%           10,436,351
            (Cost $9,631,516) (b)
            NET OTHER ASSETS AND
              LIABILITIES -- 0.1%                    11,902
                                              -------------
            NET ASSETS -- 100.0%              $ 10,448,253
                                              =============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $890,766 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $85,931.

Page 78                 See Notes to Financial Statements

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
------------------------------------------------------------
Common Stocks*        $ 10,436,351    $        --  $      --
                      ======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2013.


                        See Notes to Financial Statements                Page 79

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 0.9%
      3,409 B/E Aerospace, Inc. (a)           $     175,529
                                              -------------
            AIRLINES -- 1.0%
      3,908 Alaska Air Group, Inc. (a)              180,276
                                              -------------
            AUTOMOBILES -- 1.3%
      5,833 Thor Industries, Inc.                   245,453
                                              -------------
            BIOTECHNOLOGY -- 1.2%
      1,276 Regeneron Pharmaceuticals,
               Inc. (a)                             221,948
                                              -------------
            BUILDING PRODUCTS -- 2.0%
      5,764 Fortune Brands Home & Security,
               Inc. (a)                             188,713
      3,207 Lennox International, Inc.              184,435
                                              -------------
                                                    373,148
                                              -------------
            CAPITAL MARKETS -- 4.0%
        324 Affiliated Managers Group,
               Inc. (a)                              46,633
      1,322 Eaton Vance Corp.                        47,856
      1,620 Greenhill & Co., Inc.                    95,418
     11,756 Jefferies Group, Inc.                   234,297
      3,278 Raymond James Financial, Inc.           146,297
      3,608 SEI Investments Co.                      97,272
      2,418 Waddell & Reed Financial, Inc.,
               Class A                               95,995
                                              -------------
                                                    763,768
                                              -------------
            CHEMICALS -- 4.4%
        678 Albemarle Corp.                          41,568
      2,715 Ashland, Inc.                           213,155
      2,447 Cytec Industries, Inc.                  179,365
        482 NewMarket Corp.                         122,987
      2,868 RPM International, Inc.                  89,510
      2,699 Valspar (The) Corp.                     178,890
                                              -------------
                                                    825,475
                                              -------------
            COMMERCIAL BANKS -- 1.2%
      2,159 Cathay General Bancorp                   41,906
      1,180 Signature Bank (a)                       87,238
     34,371 Synovus Financial Corp.                  88,677
                                              -------------
                                                    217,821
                                              -------------
            COMMERCIAL SERVICES & SUPPLIES --
               4.0%
        765 Clean Harbors, Inc. (a)                  42,526
      2,855 Copart, Inc. (a)                        102,523
      3,561 Corrections Corp. of America            134,926
      5,224 Deluxe Corp.                            192,191
      5,897 Herman Miller, Inc.                     145,656
      1,972 Mine Safety Appliances Co.               91,146
      1,246 Waste Connections, Inc.                  44,881
                                              -------------
                                                    753,849
                                              -------------
            COMMUNICATIONS EQUIPMENT --
               1.4%
      8,045 Ciena Corp. (a)                         125,985

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMUNICATIONS EQUIPMENT
               (CONTINUED)
      3,073 InterDigital, Inc.                $     133,337
                                              -------------
                                                    259,322
                                              -------------
            COMPUTERS & PERIPHERALS -- 1.3%
      8,568 NCR Corp. (a)                           237,933
                                              -------------
            CONSTRUCTION & ENGINEERING --
               1.2%
      4,684 Shaw Group (The), Inc. (a)              221,647
                                              -------------
            CONSTRUCTION MATERIALS -- 0.9%
      1,786 Martin Marietta Materials, Inc.         176,332
                                              -------------
            CONTAINERS & PACKAGING -- 0.9%
      4,378 Packaging Corp. of America              168,247
                                              -------------
            DISTRIBUTORS -- 1.2%
     10,347 LKQ Corp. (a)                           231,669
                                              -------------
            DIVERSIFIED CONSUMER SERVICES --
               0.5%
      6,098 Service Corp. International              91,043
                                              -------------
            ELECTRICAL EQUIPMENT -- 3.1%
      2,487 Acuity Brands, Inc.                     171,106
      3,362 AMETEK, Inc.                            137,808
        995 Hubbell, Inc., Class B                   90,595
      2,390 Regal-Beloit Corp.                      177,242
                                              -------------
                                                    576,751
                                              -------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 1.4%
        945 Itron, Inc. (a)                          43,839
      3,652 Trimble Navigation Ltd. (a)             228,250
                                              -------------
                                                    272,089
                                              -------------
            ENERGY EQUIPMENT & SERVICES --
               1.5%
      2,250 Dresser-Rand Group, Inc. (a)            137,362
        576 Dril-Quip, Inc. (a)                      46,708
      1,565 Oceaneering International, Inc.          98,924
                                              -------------
                                                    282,994
                                              -------------
            FOOD & STAPLES RETAILING -- 0.4%
      1,571 United Natural Foods, Inc. (a)           84,803
                                              -------------
            FOOD PRODUCTS -- 2.9%
      5,428 Flowers Foods, Inc.                     145,905
      4,072 Green Mountain Coffee
               Roasters, Inc. (a)                   185,398
      3,388 Ingredion, Inc.                         223,845
                                              -------------
                                                    555,148
                                              -------------
            HEALTH CARE EQUIPMENT & SUPPLIES
               -- 1.6%
        455 Cooper (The) Cos., Inc.                  46,114
      2,102 Hologic, Inc. (a)                        50,112
      3,039 ResMed, Inc.                            133,108

Page 80                 See Notes to Financial Statements

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            HEALTH CARE EQUIPMENT & SUPPLIES
               (CONTINUED)
      2,244 Thoratec Corp. (a)                $      81,974
                                              -------------
                                                    311,308
                                              -------------
            HEALTH CARE PROVIDERS & SERVICES
               -- 1.0%
      1,047 Henry Schein, Inc. (a)                   90,398
      1,059 MEDNAX, Inc. (a)                         90,608
                                              -------------
                                                    181,006
                                              -------------
            HOTELS, RESTAURANTS & LEISURE
               -- 0.5%
      1,047 Bob Evans Farms, Inc.                    46,351
        265 Panera Bread Co., Class A (a)            42,349
                                              -------------
                                                     88,700
                                              -------------
            HOUSEHOLD DURABLES -- 5.7%
      2,443 Jarden Corp. (a)                        143,746
     13,818 KB Home                                 263,509
      3,436 M.D.C. Holdings, Inc.                   135,104
      1,862 Mohawk Industries, Inc. (a)             189,291
        137 NVR, Inc. (a)                           141,063
      2,605 Toll Brothers, Inc. (a)                  97,557
      1,314 Tupperware Brands Corp.                 100,127
                                              -------------
                                                  1,070,397
                                              -------------
            INDUSTRIAL CONGLOMERATES -- 1.3%
      3,715 Carlisle Cos., Inc.                     238,317
                                              -------------
            INSURANCE -- 2.4%
      9,270 Fidelity National Financial,
               Inc., Class A                        232,677
      9,063 First American Financial Corp.          216,515
                                              -------------
                                                    449,192
                                              -------------
            INTERNET & CATALOG RETAIL -- 1.2%
      3,964 HSN, Inc.                               236,254
                                              -------------
            INTERNET SOFTWARE & SERVICES --
               2.8%
        613 Equinix, Inc. (a)                       132,058
      2,939 Rackspace Hosting, Inc. (a)             221,454
      8,677 ValueClick, Inc. (a)                    177,618
                                              -------------
                                                    531,130
                                              -------------
            IT SERVICES -- 3.3%
        582 Alliance Data Systems Corp. (a)          91,723
      6,256 CoreLogic, Inc. (a)                     164,157
        915 Gartner, Inc. (a)                        47,132
        929 Global Payments, Inc.                    45,763
      3,012 NeuStar, Inc., Class A (a)              135,962
      1,676 WEX, Inc. (a)                           131,750
                                              -------------
                                                    616,487
                                              -------------

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            LEISURE EQUIPMENT & PRODUCTS --
               0.9%
      2,001 Polaris Industries, Inc.          $     174,267
                                              -------------
            LIFE SCIENCES TOOLS & SERVICES
               -- 2.0%
      1,124 Charles River Laboratories
               International, Inc. (a)               46,444
      2,915 Covance, Inc. (a)                       194,459
        653 Mettler-Toledo International,
               Inc. (a)                             138,782
                                              -------------
                                                    379,685
                                              -------------
            MACHINERY -- 7.9%
        818 Graco, Inc.                              46,790
      3,620 IDEX Corp.                              180,602
      5,384 ITT Corp.                               138,261
      3,460 Lincoln Electric Holdings, Inc.         186,598
      2,668 Nordson Corp.                           180,410
      7,767 Terex Corp. (a)                         251,495
      2,641 Timken (The) Co.                        141,584
      1,233 Valmont Industries, Inc.                179,673
      1,924 Wabtec Corp.                            180,125
                                              -------------
                                                  1,485,538
                                              -------------
            MARINE -- 1.0%
      2,721 Kirby Corp. (a)                         192,239
                                              -------------
            MEDIA -- 2.5%
      3,402 AMC Networks, Inc., Class A (a)         193,812
      6,483 Cinemark Holdings, Inc.                 182,431
      2,173 Lamar Advertising Co.,
               Class A (a)                           92,657
                                              -------------
                                                    468,900
                                              -------------
            METALS & MINING -- 1.4%
        815 Carpenter Technology Corp.               42,649
      8,400 Worthington Industries, Inc.            230,832
                                              -------------
                                                    273,481
                                              -------------
            OIL, GAS & CONSUMABLE FUELS --
               2.5%
      4,690 HollyFrontier Corp.                     244,912
      4,651 Plains Exploration & Production
               Co. (a)                              222,085
                                              -------------
                                                    466,997
                                              -------------
            PAPER & FOREST PRODUCTS -- 1.2%
     11,300 Louisiana-Pacific Corp. (a)             219,559
                                              -------------
            PROFESSIONAL SERVICES -- 0.2%
        887 Corporate Executive Board
               (The) Co.                             44,448
                                              -------------
            REAL ESTATE INVESTMENT TRUSTS --
               1.2%
      1,349 National Retail Properties, Inc.         43,195
      1,765 OMEGA Healthcare Investors, Inc.         45,114
      1,074 Potlatch Corp.                           46,601
        812 Rayonier, Inc.                           43,718

                        See Notes to Financial Statements                Page 81

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            REAL ESTATE INVESTMENT TRUSTS
               (CONTINUED)
      1,781 Senior Housing Properties Trust   $      42,904
                                              -------------
                                                    221,532
                                              -------------
            REAL ESTATE MANAGEMENT &
               DEVELOPMENT -- 1.3%
      2,601 Jones Lang LaSalle, Inc.                239,656
                                              -------------
            ROAD & RAIL -- 3.0%
      2,214 Genesee & Wyoming, Inc.,
               Class A (a)                          187,260
      2,115 J.B. Hunt Transport Services,
               Inc.                                 142,276
      1,009 Kansas City Southern                     93,948
      2,408 Landstar System, Inc.                   137,353
                                              -------------
                                                    560,837
                                              -------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 2.8%
      6,425 Cree, Inc. (a)                          277,239
     17,303 Integrated Device Technology,
               Inc. (a)                             125,101
      2,909 Semtech Corp. (a)                        87,735
      1,007 Silicon Laboratories, Inc. (a)           43,945
                                              -------------
                                                    534,020
                                              -------------
            SOFTWARE -- 3.2%
      1,927 ACI Worldwide, Inc. (a)                  91,610
      9,350 Cadence Design Systems, Inc. (a)        130,245
      7,421 Mentor Graphics Corp. (a)               127,122
      1,870 PTC, Inc. (a)                            43,347
      1,605 Solarwinds, Inc. (a)                     87,344
      2,362 Solera Holdings, Inc.                   129,461
                                              -------------
                                                    609,129
                                              -------------
            SPECIALTY RETAIL -- 5.9%
      4,106 American Eagle Outfitters, Inc.          82,982
      3,733 ANN, Inc. (a)                           115,126
      4,554 Ascena Retail Group, Inc. (a)            77,190
      2,017 Cabela's, Inc. (a)                      104,117
     11,826 Chico's FAS, Inc.                       212,040
      2,622 Foot Locker, Inc.                        90,066
     66,560 Office Depot, Inc. (a)                  288,205
        477 Tractor Supply Co.                       49,451
      1,924 Williams-Sonoma, Inc.                    84,656
                                              -------------
                                                  1,103,833
                                              -------------
            TEXTILES, APPAREL & LUXURY GOODS
               -- 4.3%
      2,270 Carter's, Inc. (a)                      136,722
      6,095 Hanesbrands, Inc. (a)                   228,441
      1,967 PVH Corp.                               233,817
        868 Under Armour, Inc., Class A (a)          44,155
      2,353 Warnaco Group (The), Inc. (a)           172,263
                                              -------------
                                                    815,398
                                              -------------

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            TRADING COMPANIES & DISTRIBUTORS
               -- 2.2%
      1,676 MSC Industrial Direct Co.,
               Inc., Class A                  $     132,605
      4,796 United Rentals, Inc. (a)                242,773
        562 Watsco, Inc.                             42,347
                                              -------------
                                                    417,725
                                              -------------

            TOTAL INVESTMENTS -- 100.0%          18,845,280
            (Cost $16,918,309) (b)
            NET OTHER ASSETS AND
              LIABILITIES -- 0.0%                       (65)
                                              -------------
            NET ASSETS -- 100.0%              $  18,845,215
                                              =============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,008,968 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $81,997.

------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
------------------------------------------------------------
Common Stocks*        $ 18,845,280    $        --  $      --
                      ======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2013.

Page 82                 See Notes to Financial Statements

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 4.1%
      9,376 AAR Corp.                         $     176,738
      4,833 Aerovironment, Inc. (a)                 104,635
      2,190 Cubic Corp.                             102,930
      4,268 Curtiss-Wright Corp.                    152,154
      3,414 Moog, Inc., Class A (a)                 149,533
      2,535 National Presto Industries, Inc.        185,942
     12,719 Orbital Sciences Corp. (a)              186,969
      1,614 Teledyne Technologies, Inc. (a)         110,172
                                              -------------
                                                  1,169,073
                                              -------------
            AIRLINES -- 0.6%
     14,057 SkyWest, Inc.                           177,680
                                              -------------
            AUTO COMPONENTS -- 1.3%
      7,881 Standard Motor Products, Inc.           182,918
      8,586 Superior Industries
               International, Inc.                  174,038
                                              -------------
                                                    356,956
                                              -------------
            BIOTECHNOLOGY -- 0.4%
      6,551 Emergent Biosolutions, Inc. (a)         105,143
                                              -------------
            BUILDING PRODUCTS -- 0.6%
      2,158 Gibraltar Industries, Inc. (a)           37,484
      9,169 Griffon Corp.                           108,194
        904 Universal Forest Products, Inc.          36,748
                                              -------------
                                                    182,426
                                              -------------
            CAPITAL MARKETS -- 1.2%
      6,627 Calamos Asset Management,
               Inc., Class A                         69,053
     16,111 Prospect Capital Corp.                  181,732
      2,191 Stifel Financial Corp. (a)               80,739
                                              -------------
                                                    331,524
                                              -------------
            CHEMICALS -- 3.1%
      2,422 A. Schulman, Inc.                        77,867
        889 Hawkins, Inc.                            34,689
      3,014 Innophos Holdings, Inc.                 152,418
      3,956 LSB Industries, Inc. (a)                163,778
      7,890 OM Group, Inc. (a)                      217,922
      1,892 Stepan Co.                              110,985
      7,277 Zep, Inc.                               106,244
                                              -------------
                                                    863,903
                                              -------------
            COMMERCIAL BANKS -- 3.6%
      3,419 Banner Corp.                            103,254
      1,915 Columbia Banking System, Inc.            38,683
      2,561 Community Bank System, Inc.              72,732
      7,502 First BanCorp (a)                        38,485
      4,792 First Financial Bancorp                  73,270
     10,311 Hanmi Financial Corp. (a)               169,616
      1,186 Independent Bank Corp.                   36,754
      3,456 NBT Bancorp, Inc.                        71,677
      5,902 Old National Bancorp                     78,851
      3,878 S&T Bancorp, Inc.                        71,510

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMERCIAL BANKS (CONTINUED)
      1,354 Simmons First National Corp.,
               Class A                        $      34,568
      3,771 Sterling Bancorp                         36,164
        784 UMB Financial Corp.                      34,708
      5,943 Umpqua Holdings Corp.                    75,119
      1,910 Wintrust Financial Corp.                 70,804
                                              -------------
                                                  1,006,195
                                              -------------
            COMMERCIAL SERVICES & SUPPLIES
               -- 3.0%
      5,266 ABM Industries, Inc.                    115,431
      4,012 Consolidated Graphics, Inc. (a)         146,959
      2,050 G&K Services, Inc., Class A              82,082
      1,650 Mobile Mini, Inc. (a)                    39,600
      3,974 Tetra Tech, Inc. (a)                    113,895
      1,912 UniFirst Corp.                          156,287
      3,390 United Stationers, Inc.                 113,022
      2,578 Viad Corp.                               71,978
                                              -------------
                                                    839,254
                                              -------------
            COMMUNICATIONS EQUIPMENT -- 1.0%
      1,757 Bel Fuse, Inc., Class B                  32,733
      5,520 Comtech Telecommunications Corp.        146,280
      7,397 Digi International, Inc. (a)             72,491
      5,954 Symmetricom, Inc. (a)                    32,092
                                              -------------
                                                    283,596
                                              -------------
            COMPUTERS & PERIPHERALS -- 0.4%
      6,868 Super Micro Computer, Inc. (a)           85,026
      1,147 Synaptics, Inc. (a)                      40,237
                                              -------------
                                                    125,263
                                              -------------
            CONSTRUCTION & ENGINEERING --
               0.8%
      7,077 Dycom Industries, Inc. (a)              148,475
      2,023 EMCOR Group, Inc.                        73,496
                                              -------------
                                                    221,971
                                              -------------
            CONSUMER FINANCE -- 2.0%
      4,415 Cash America International, Inc.        211,523
      8,818 EZCORP, Inc., Class A (a)               195,760
      1,879 World Acceptance Corp. (a)              145,716
                                              -------------
                                                    552,999
                                              -------------
            CONTAINERS & PACKAGING -- 0.4%
      6,936 Myers Industries, Inc.                  102,514
                                              -------------
            DISTRIBUTORS -- 0.9%
     26,023 VOXX International Corp. (a)            251,382
                                              -------------
            DIVERSIFIED CONSUMER SERVICES --
               1.8%
      6,203 Capella Education Co. (a)               169,466
     71,778 Corinthian Colleges, Inc. (a)           176,574
      6,145 Lincoln Educational Services Corp.       34,043

                        See Notes to Financial Statements                Page 83

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            DIVERSIFIED CONSUMER SERVICES
               (CONTINUED)
     10,466 Universal Technical Institute,
               Inc.                           $     118,266
                                              -------------
                                                    498,349
                                              -------------
            DIVERSIFIED FINANCIAL SERVICES --
               0.3%
      5,120 Interactive Brokers Group, Inc.,
               Class A                               73,216
                                              -------------
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 1.5%
      3,817 Atlantic Tele-Network, Inc.             165,200
      7,750 Cbeyond, Inc. (a)                        68,200
     68,146 Neutral Tandem, Inc.                    188,764
                                              -------------
                                                    422,164
                                              -------------
            ELECTRIC UTILITIES -- 1.6%
      2,565 ALLETE, Inc.                            118,349
      3,293 El Paso Electric Co.                    110,941
      2,934 UIL Holdings Corp.                      109,174
      2,477 UNS Energy Corp.                        112,184
                                              -------------
                                                    450,648
                                              -------------
            ELECTRICAL EQUIPMENT -- 1.4%
      2,311 Encore Wire Corp.                        75,385
      3,723 EnerSys (a)                             152,382
      3,835 II-VI, Inc. (a)                          65,272
      2,529 Powell Industries, Inc. (a)             114,437
                                              -------------
                                                    407,476
                                              -------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 6.0%
      1,096 Anixter International, Inc.              73,739
      6,322 Benchmark Electronics, Inc. (a)         111,014
      1,385 Coherent, Inc.                           76,743
      9,886 CTS Corp.                                98,366
     10,082 Insight Enterprises, Inc. (a)           197,607
     15,230 Mercury Systems, Inc. (a)               111,941
     17,462 Methode Electronics, Inc.               167,984
     13,022 Newport Corp. (a)                       187,777
      4,074 Plexus Corp. (a)                        103,968
      4,847 Rofin-Sinar Technologies,
               Inc. (a)                             124,229
      2,822 Rogers Corp. (a)                        132,239
      4,411 ScanSource, Inc. (a)                    128,184
      5,094 SYNNEX Corp. (a)                        183,129
                                              -------------
                                                  1,696,920
                                              -------------
            ENERGY EQUIPMENT & SERVICES --
               4.0%
     15,350 Basic Energy Services, Inc. (a)         198,475
      1,959 Bristow Group, Inc.                     111,624
      1,430 Gulf Island Fabrication, Inc.            33,205
      2,040 Hornbeck Offshore Services,
               Inc. (a)                              75,092
     16,142 ION Geophysical Corp. (a)               109,766

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            ENERGY EQUIPMENT & SERVICES (CONTINUED)
     12,184 Matrix Service Co. (a)            $     173,988
     24,123 Pioneer Energy Services
               Corp. (a)                            182,852
      1,673 SEACOR Holdings, Inc.                   152,193
      9,231 TETRA Technologies, Inc. (a)             78,463
                                              -------------
                                                  1,115,658
                                              -------------
            FOOD & STAPLES RETAILING -- 1.3%
      3,266 Andersons (The), Inc.                   153,992
        647 Casey's General Stores, Inc.             35,410
     11,402 Spartan Stores, Inc.                    185,169
                                              -------------
                                                    374,571
                                              -------------
            FOOD PRODUCTS -- 1.9%
      4,354 Cal-Maine Foods, Inc.                   181,475
      1,473 Sanderson Farms, Inc.                    74,357
      5,761 Seneca Foods Corp., Class A (a)         172,888
      1,424 Snyder's-Lance, Inc.                     36,212
      1,344 TreeHouse Foods, Inc. (a)                71,138
                                              -------------
                                                    536,070
                                              -------------
            GAS UTILITIES -- 1.4%
      2,721 Laclede Group (The), Inc.               108,622
        867 New Jersey Resources Corp.               36,440
      1,585 Northwest Natural Gas Co.                71,991
      1,098 Piedmont Natural Gas Co., Inc.           34,872
        682 South Jersey Industries, Inc.            37,019
      2,477 Southwest Gas Corp.                     110,326
                                              -------------
                                                    399,270
                                              -------------
            HEALTH CARE EQUIPMENT & SUPPLIES
               -- 0.5%
     11,246 CryoLife, Inc.                           72,199
      5,040 Merit Medical Systems, Inc. (a)          69,905
                                              -------------
                                                    142,104
                                              -------------
            HEALTH CARE PROVIDERS & SERVICES
               -- 4.9%
      8,644 Almost Family, Inc.                     173,053
     15,539 Amedisys, Inc. (a)                      172,794
      3,502 AmSurg Corp. (a)                        109,297
        766 CorVel Corp. (a)                         35,083
      5,154 Ensign Group (The), Inc.                147,198
     10,457 Gentiva Health Services,
               Inc. (a)                             103,629
     12,950 Kindred Healthcare, Inc. (a)            139,601
      6,578 LHC Group, Inc. (a)                     140,506
      3,574 Magellan Health Services,
               Inc. (a)                             183,346
     12,298 PharMerica Corp. (a)                    178,075
                                              -------------
                                                  1,382,582
                                              -------------
            HEALTH CARE TECHNOLOGY -- 0.3%
      4,035 Quality Systems, Inc.                    73,598
                                              -------------

Page 84                 See Notes to Financial Statements

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            HOTELS, RESTAURANTS & LEISURE --
               3.9%
        179 Biglari Holdings, Inc. (a)        $      66,029
      1,043 BJ's Restaurants, Inc. (a)               33,345
     21,100 Boyd Gaming Corp. (a)                   147,911
      2,111 CEC Entertainment, Inc.                  69,579
        534 Cracker Barrel Old Country Store,
               Inc.                                  34,614
      1,201 Jack in the Box, Inc. (a)                34,865
     11,235 Marcus (The) Corp.                      149,425
     12,842 Monarch Casino & Resort,
               Inc. (a)                             133,043
      4,425 Pinnacle Entertainment, Inc. (a)         68,809
      3,969 Red Robin Gourmet Burgers,
               Inc. (a)                             146,734
     13,369 Ruby Tuesday, Inc. (a)                  100,669
      6,256 Texas Roadhouse, Inc.                   110,043
                                              -------------
                                                  1,095,066
                                              -------------
            HOUSEHOLD DURABLES -- 2.2%
      6,221 American Greetings Corp.,
               Class A                               99,536
      2,209 Blyth, Inc.                              30,948
      5,246 Helen of Troy Ltd. (a)                  189,905
      7,425 La-Z-Boy, Inc.                          116,127
      9,051 Universal Electronics, Inc. (a)         172,874
                                              -------------
                                                    609,390
                                              -------------
            HOUSEHOLD PRODUCTS -- 0.3%
     10,056 Central Garden & Pet Co.,
               Class A (a)                           96,739
                                              -------------
            INSURANCE -- 4.6%
      7,019 Horace Mann Educators Corp.             152,593
      1,203 Infinity Property & Casualty
               Corp.                                 71,543
      2,003 National Financial Partners
               Corp. (a)                             35,273
      1,371 Navigators Group (The), Inc. (a)         74,349
      4,151 ProAssurance Corp.                      186,961
      1,083 RLI Corp.                                74,738
      3,034 Safety Insurance Group, Inc.            145,662
      3,634 Selective Insurance Group, Inc.          74,533
      6,737 Stewart Information Services
               Corp.                                178,935
      7,886 Tower Group, Inc.                       152,200
      6,415 United Fire Group, Inc.                 148,764
                                              -------------
                                                  1,295,551
                                              -------------
            INTERNET & CATALOG RETAIL --
               0.3%
      6,311 PetMed Express, Inc.                     82,295
                                              -------------
            INTERNET SOFTWARE & SERVICES --
               1.7%
      2,386 Digital River, Inc. (a)                  34,645
      3,436 j2 Global, Inc.                         109,333
     20,850 QuinStreet, Inc. (a)                    117,594
     31,329 United Online, Inc.                     208,025
                                              -------------
                                                    469,597
                                              -------------
            IT SERVICES -- 2.9%
      3,183 CACI International, Inc.,
               Class A (a)                          170,704
      1,446 Cardtronics, Inc. (a)                    37,437

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            IT SERVICES (CONTINUED)
      5,780 CSG Systems International,
               Inc. (a)                       $     108,837
      1,281 Forrester Research, Inc.                 36,214
      1,163 Heartland Payment Systems, Inc.          36,937
      3,260 Higher One Holdings, Inc. (a)            34,328
      9,206 Sykes Enterprises, Inc. (a)             148,217
      7,871 TeleTech Holdings, Inc. (a)             147,188
      4,264 Virtusa Corp. (a)                        88,307
                                              -------------
                                                    808,169
                                              -------------
            LIFE SCIENCES TOOLS & SERVICES --
               0.3%
     22,100 Affymetrix, Inc. (a)                     83,759
                                              -------------
            MACHINERY -- 1.2%
      2,103 Astec Industries, Inc.                   74,278
      6,238 Barnes Group, Inc.                      149,088
        867 CIRCOR International, Inc.               35,981
        918 ESCO Technologies, Inc.                  37,794
        799 Watts Water Technologies, Inc.,
               Class A                               36,834
                                              -------------
                                                    333,975
                                              -------------
            MEDIA -- 0.6%
      9,721 E.W. Scripps (The) Co.,
               Class A (a)                          106,834
      7,526 Live Nation Entertainment,
               Inc. (a)                              77,217
                                              -------------
                                                    184,051
                                              -------------
            METALS & MINING -- 2.0%
      1,120 AMCOL International Corp.                33,074
      2,025 Haynes International, Inc.              103,518
      2,272 Kaiser Aluminum Corp.                   141,228
      4,076 Materion Corp.                          109,644
      6,329 Olympic Steel, Inc.                     132,972
      1,247 RTI International Metals,
               Inc. (a)                              35,415
                                              -------------
                                                    555,851
                                              -------------
            MULTILINE RETAIL -- 0.6%
     13,158 Fred's, Inc., Class A                   173,949
                                              -------------
            MULTI-UTILITIES -- 1.0%
      5,811 Avista Corp.                            150,272
        527 CH Energy Group, Inc.                    34,255
      3,026 NorthWestern Corp.                      111,932
                                              -------------
                                                    296,459
                                              -------------
            OIL, GAS & CONSUMABLE FUELS --
               3.7%
      5,022 Carrizo Oil & Gas, Inc. (a)             107,872
      9,059 Cloud Peak Energy, Inc. (a)             158,623
      9,261 Comstock Resources, Inc. (a)            135,118
      1,654 Contango Oil & Gas Co.                   71,006
      2,110 PDC Energy, Inc. (a)                     78,133
     31,771 Penn Virginia Corp.                     136,298
      8,536 Stone Energy Corp. (a)                  192,060

                        See Notes to Financial Statements                Page 85

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            OIL, GAS & CONSUMABLE FUELS
               (CONTINUED)
     11,380 Swift Energy Co. (a)              $     171,497
                                              -------------
                                                  1,050,607
                                              -------------
            PAPER & FOREST PRODUCTS -- 3.3%
      6,100 Buckeye Technologies, Inc.              175,375
      2,684 Clearwater Paper Corp. (a)              121,612
      7,893 KapStone Paper & Packaging Corp.        189,432
      3,691 Neenah Paper, Inc.                      114,200
     10,018 P.H. Glatfelter Co.                     186,134
      3,591 Schweitzer-Mauduit International,
               Inc.                                 146,297
                                              -------------
                                                    933,050
                                              -------------
            PHARMACEUTICALS -- 0.5%
      4,006 Hi-Tech Pharmacal Co., Inc.             146,620
                                              -------------
            PROFESSIONAL SERVICES -- 2.6%
      4,089 CDI Corp.                                69,595
     11,128 Kelly Services, Inc., Class A           177,380
      4,417 Korn/Ferry International (a)             75,884
     15,693 Navigant Consulting, Inc. (a)           180,940
     14,668 Resources Connection, Inc.              179,096
      2,181 TrueBlue, Inc. (a)                       37,492
                                              -------------
                                                    720,387
                                              -------------
            REAL ESTATE INVESTMENT TRUSTS --
               0.5%
        745 EPR Properties                           34,911
     10,056 Lexington Realty Trust                  110,616
                                              -------------
                                                    145,527
                                              -------------
            ROAD & RAIL -- 1.3%
     14,671 Arkansas Best Corp.                     154,339
      8,040 Heartland Express, Inc.                 111,193
      7,182 Knight Transportation, Inc.             114,553
                                              -------------
                                                    380,085
                                              -------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 2.7%
     21,755 Brooks Automation, Inc.                 203,627
        967 Cabot Microelectronics Corp.             35,740
      2,181 CEVA, Inc. (a)                           33,108
      6,056 Diodes, Inc. (a)                        115,185
     57,991 GT Advanced Technologies,
               Inc. (a)                             183,251
      2,717 MKS Instruments, Inc.                    75,533
      5,622 Rubicon Technology, Inc. (a)             37,780
      7,098 TriQuint Semiconductor, Inc. (a)         37,264
      2,000 Volterra Semiconductor Corp. (a)         32,880
                                              -------------
                                                    754,368
                                              -------------
            SOFTWARE -- 1.2%
     10,898 Ebix, Inc.                              178,073
     10,964 EPIQ Systems, Inc.                      135,296

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            SOFTWARE (CONTINUED)
      1,629 Synchronoss Technologies,
               Inc. (a)                       $      38,787
                                              -------------
                                                    352,156
                                              -------------
            SPECIALTY RETAIL -- 6.9%
      5,348 Big 5 Sporting Goods Corp.               74,177
      1,569 Buckle (The), Inc.                       73,398
      5,108 Cato (The) Corp., Class A               140,827
      3,164 Children's Place Retail Stores
               (The), Inc. (a)                      157,694
      9,251 Finish Line (The), Inc., Class A        172,439
      2,547 Genesco, Inc. (a)                       158,754
      1,130 Group 1 Automotive, Inc.                 76,546
      3,290 Jos. A. Bank Clothiers, Inc. (a)        133,377
     13,230 Kirkland's, Inc. (a)                    153,071
      5,620 Men's Wearhouse (The), Inc.             170,567
     17,945 OfficeMax, Inc.                         193,447
     14,253 Pep Boys-Manny, Moe & Jack
               (The) (a)                            158,636
      1,643 Sonic Automotive, Inc., Class A          39,876
     13,937 Stein Mart, Inc.                        117,628
      5,415 Zumiez, Inc. (a)                        114,256
                                              -------------
                                                  1,934,693
                                              -------------
            TEXTILES, APPAREL & LUXURY GOODS
               -- 3.3%
     12,170 Crocs, Inc. (a)                         180,846
      8,441 Fifth & Pacific Cos., Inc. (a)          127,459
      4,708 Iconix Brand Group, Inc. (a)            113,227
      1,762 Maidenform Brands, Inc. (a)              34,200
      5,280 Perry Ellis International, Inc.         101,904
     32,968 Quiksilver, Inc. (a)                    215,611
      5,512 True Religion Apparel, Inc.             130,690
        838 Wolverine World Wide, Inc.               36,034
                                              -------------
                                                    939,971
                                              -------------
            THRIFTS & MORTGAGE FINANCE --
               0.9%
      7,989 Bank Mutual Corp.                        40,983
      4,041 Brookline Bancorp, Inc.                  35,601
      5,043 Dime Community Bancshares, Inc.          69,644
      4,696 Provident Financial Services,
               Inc.                                  69,642
      6,506 TrustCo Bank Corp.                       34,417
                                              -------------
                                                    250,287
                                              -------------
            TOBACCO -- 0.5%
     38,492 Alliance One International,
               Inc. (a)                             139,341
                                              -------------
            WIRELESS TELECOMMUNICATION
               SERVICES -- 0.7%
      2,620 NTELOS Holdings Corp.                    33,877
     14,995 USA Mobility, Inc.                      173,342
                                              -------------
                                                    207,219
                                              -------------

Page 86                 See Notes to Financial Statements

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

            DESCRIPTION                               VALUE
-----------------------------------------------------------
            TOTAL INVESTMENTS -- 100.0%       $  28,181,667
            (Cost $26,589,813) (b)
            NET OTHER ASSETS AND
              LIABILITIES -- 0.0%                     8,690
                                              -------------
            NET ASSETS -- 100.0%              $  28,190,357
                                              =============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,903,135 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $311,281.

------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
------------------------------------------------------------
Common Stocks*        $ 28,181,667    $        --  $      --
                      ======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2013.

                        See Notes to Financial Statements                Page 87

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 0.8%
      7,132 GenCorp, Inc. (a)                 $      76,526
                                              -------------
            AIR FREIGHT & LOGISTICS -- 0.9%
        932 Forward Air Corp.                        34,587
      1,457 Hub Group, Inc., Class A (a)             53,632
                                              -------------
                                                     88,219
                                              -------------
            AIRLINES -- 0.6%
        889 Allegiant Travel Co.                     66,204
                                              -------------
            AUTO COMPONENTS -- 0.9%
      2,596 Drew Industries, Inc.                    95,066
                                              -------------
            AUTOMOBILES -- 0.9%
      4,887 Winnebago Industries, Inc. (a)           91,485
                                              -------------
            BEVERAGES -- 0.5%
        364 Boston Beer (The) Co., Inc.,
               Class A (a)                           51,084
                                              -------------
            BUILDING PRODUCTS -- 3.5%
      1,327 A.O. Smith Corp.                         91,935
        782 AAON, Inc.                               17,783
      3,492 Apogee Enterprises, Inc.                 85,379
      6,023 NCI Building Systems, Inc. (a)           93,236
      2,398 Quanex Building Products Corp.           49,543
        498 Simpson Manufacturing Co., Inc.          16,145
                                              -------------
                                                    354,021
                                              -------------
            CAPITAL MARKETS -- 2.9%
      2,352 Financial Engines, Inc. (a)              78,227
      2,190 HFF, Inc., Class A                       38,194
      2,031 Piper Jaffray Cos., Inc. (a)             78,661
        692 Virtus Investment Partners,
               Inc. (a)                             103,115
                                              -------------
                                                    298,197
                                              -------------
            CHEMICALS -- 4.4%
      1,050 American Vanguard Corp.                  35,595
      2,404 H.B. Fuller Co.                          93,948
      1,710 Koppers Holdings, Inc.                   69,358
      4,100 PolyOne Corp.                            89,544
      1,554 Quaker Chemical Corp.                    88,842
      3,196 Tredegar Corp.                           72,901
                                              -------------
                                                    450,188
                                              -------------
            COMMERCIAL BANKS -- 0.8%
      1,410 BBCN Bancorp, Inc.                       17,047
        418 First Financial Bankshares, Inc.         17,163
      1,557 Susquehanna Bancshares, Inc.             17,781
        728 Texas Capital Bancshares,
               Inc. (a)                              30,139
                                              -------------
                                                     82,130
                                              -------------
            COMMERCIAL SERVICES & SUPPLIES --
               1.2%
      2,809 Healthcare Services Group, Inc.          67,838

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMERCIAL SERVICES & SUPPLIES
               (CONTINUED)
      3,044 Interface, Inc.                   $      51,078
                                              -------------
                                                    118,916
                                              -------------
            COMMUNICATIONS EQUIPMENT -- 2.2%
      4,368 Arris Group, Inc. (a)                    72,159
      3,843 Ixia (a)                                 72,978
      1,242 NETGEAR, Inc. (a)                        43,607
      2,266 PC-Tel, Inc.                             16,814
        419 ViaSat, Inc. (a)                         16,094
                                              -------------
                                                    221,652
                                              -------------
            COMPUTERS & PERIPHERALS -- 2.5%
      1,569 3D Systems Corp. (a)                     90,767
      3,436 Electronics for Imaging, Inc. (a)        77,722
      8,490 Intermec, Inc. (a)                       83,881
                                              -------------
                                                    252,370
                                              -------------
            CONSTRUCTION & ENGINEERING --
               0.9%
      3,773 Aegion Corp. (a)                         88,741
                                              -------------
            CONSTRUCTION MATERIALS -- 2.5%
      1,431 Eagle Materials, Inc.                    92,686
      9,780 Headwaters, Inc. (a)                     91,541
      1,279 Texas Industries, Inc. (a)               72,698
                                              -------------
                                                    256,925
                                              -------------
            CONSUMER FINANCE -- 1.6%
      2,131 Encore Capital Group, Inc. (a)           64,122
        986 First Cash Financial Services,
               Inc. (a)                              52,564
        458 Portfolio Recovery Associates,
               Inc. (a)                              48,983
                                              -------------
                                                    165,669
                                              -------------
            DISTRIBUTORS -- 0.3%
        771 Pool Corp.                               35,327
                                              -------------
            DIVERSIFIED CONSUMER SERVICES
               -- 1.2%
        452 American Public Education,
               Inc. (a)                              17,415
        941 Coinstar, Inc. (a)                       47,878
      2,165 Hillenbrand, Inc.                        53,584
                                              -------------
                                                    118,877
                                              -------------
            DIVERSIFIED FINANCIAL SERVICES
               -- 0.3%
        924 MarketAxess Holdings, Inc.               34,936
                                              -------------
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 0.7%
      8,931 Cincinnati Bell, Inc. (a)                42,422
      1,701 General Communication, Inc.,
               Class A (a)                           14,476
      1,628 Lumos Networks Corp.                     15,808
                                              -------------
                                                     72,706
                                              -------------

Page 88                 See Notes to Financial Statements

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            ELECTRICAL EQUIPMENT -- 2.2%
      1,698 AZZ, Inc.                         $      72,657
      1,450 Belden, Inc.                             69,818
        977 Brady Corp., Class A                     34,088
        787 Franklin Electric Co., Inc.              52,351
                                              -------------
                                                    228,914
                                              -------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 3.4%
      1,766 Badger Meter, Inc.                       87,400
      7,562 Daktronics, Inc.                         89,685
        588 FEI Co.                                  35,845
        529 Littelfuse, Inc.                         33,861
        950 Measurement Specialties, Inc. (a)        33,535
        961 MTS Systems Corp.                        54,633
        255 OSI Systems, Inc. (a)                    13,887
                                              -------------
                                                    348,846
                                              -------------
            ENERGY EQUIPMENT & SERVICES --
               2.0%
      3,819 Exterran Holdings, Inc. (a)              88,754
        942 Geospace Technologies Corp. (a)          84,931
        561 Lufkin Industries, Inc.                  32,487
                                              -------------
                                                    206,172
                                              -------------
            FOOD PRODUCTS -- 1.2%
        576 B&G Foods, Inc.                          18,259
      1,294 Calavo Growers, Inc.                     32,234
        301 Hain Celestial Group (The),
               Inc. (a)                              17,154
        765 J & J Snack Foods Corp.                  52,135
                                              -------------
                                                    119,782
                                              -------------
            HEALTH CARE EQUIPMENT & SUPPLIES
               -- 3.1%
        440 Abaxis, Inc.                             17,037
        439 Analogic Corp.                           33,447
      2,195 Cantel Medical Corp.                     68,945
        621 Cyberonics, Inc. (a)                     26,927
        702 Greatbatch, Inc. (a)                     18,631
        799 Haemonetics Corp. (a)                    33,510
        268 ICU Medical, Inc. (a)                    16,201
        419 Integra LifeSciences Holdings (a)        17,661
      1,771 Palomar Medical Technologies,
               Inc. (a)                              17,303
      1,459 SurModics, Inc. (a)                      35,176
        596 West Pharmaceutical Services,
               Inc.                                  35,289
                                              -------------
                                                    320,127
                                              -------------
            HEALTH CARE PROVIDERS & SERVICES
               -- 4.8%
        884 Air Methods Corp.                        38,648
      7,248 AMN Healthcare Services, Inc. (a)        88,063
      2,274 Bio-Reference Laboratories,
               Inc. (a)                              63,149
        476 Chemed Corp.                             35,962
      1,193 Hanger, Inc. (a)                         34,275

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            HEALTH CARE PROVIDERS & SERVICES
               (CONTINUED)
      4,574 Healthways, Inc. (a)              $      48,118
        533 Landauer, Inc.                           33,574
        761 MWI Veterinary Supply, Inc. (a)          85,468
      2,260 PSS World Medical, Inc. (a)              65,382
                                              -------------
                                                    492,639
                                              -------------
            HEALTH CARE TECHNOLOGY -- 0.6%
        833 Medidata Solutions, Inc. (a)             38,976
      1,097 Omnicell, Inc. (a)                       17,333
                                              -------------
                                                     56,309
                                              -------------
            HOTELS, RESTAURANTS & LEISURE --
               3.6%
        730 DineEquity, Inc. (a)                     53,480
      1,683 Interval Leisure Group, Inc.             33,323
      2,009 Marriott Vacations Worldwide
               Corp. (a)                             89,159
      2,218 Multimedia Games Holding Co.,
               Inc. (a)                              37,573
        891 Papa John's International,
               Inc. (a)                              49,985
      8,976 Ruth's Hospitality Group,
               Inc. (a)                              69,654
      3,134 Sonic Corp. (a)                          34,976
                                              -------------
                                                    368,150
                                              -------------
            HOUSEHOLD DURABLES -- 4.0%
      1,904 Ethan Allen Interiors, Inc.              55,045
      3,159 M/I Homes, Inc. (a)                      86,051
      1,747 Meritage Homes Corp. (a)                 77,287
      2,294 Ryland Group (The), Inc.                 91,118
     11,390 Standard Pacific Corp. (a)               94,537
                                              -------------
                                                    404,038
                                              -------------
            INSURANCE -- 1.1%
      1,781 eHealth, Inc. (a)                        43,403
      3,171 Employers Holdings, Inc.                 67,574
                                              -------------
                                                    110,977
                                              -------------
            INTERNET & CATALOG RETAIL --
               0.3%
        847 Blue Nile, Inc. (a)                      28,366
                                              -------------
            INTERNET SOFTWARE & SERVICES --
               1.9%
      3,115 Blucora, Inc. (a)                        46,289
      1,777 Dice Holdings, Inc. (a)                  16,722
      1,997 NIC, Inc.                                32,551
        669 OpenTable, Inc. (a)                      35,250
      2,770 Perficient, Inc. (a)                     33,129
        647 Stamps.com, Inc. (a)                     17,462
      1,754 XO Group, Inc. (a)                       16,873
                                              -------------
                                                    198,276
                                              -------------
            IT SERVICES -- 1.1%
        616 Exlservice Holdings, Inc. (a)            18,271
      1,034 iGATE Corp. (a)                          18,074

                        See Notes to Financial Statements                Page 89

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            IT SERVICES (CONTINUED)
      1,032 MAXIMUS, Inc.                     $      70,764
                                              -------------
                                                    107,109
                                              -------------
            LEISURE EQUIPMENT & PRODUCTS --
               2.0%
        977 Arctic Cat, Inc. (a)                     35,309
      2,878 Brunswick Corp.                         104,068
      5,020 Callaway Golf Co.                        32,931
        719 Sturm, Ruger & Co., Inc.                 36,504
                                              -------------
                                                    208,812
                                              -------------
            LIFE SCIENCES TOOLS & SERVICES
               -- 1.7%
      4,301 Cambrex Corp. (a)                        50,537
     24,168 Enzo Biochem, Inc. (a)                   69,845
      1,654 PAREXEL International Corp. (a)          55,988
                                              -------------
                                                    176,370
                                              -------------
            MACHINERY -- 4.9%
      1,169 Actuant Corp., Class A                   34,462
      1,595 EnPro Industries, Inc. (a)               70,946
      1,045 Lindsay Corp.                            97,227
      2,275 Lydall, Inc. (a)                         34,762
        978 Mueller Industries, Inc.                 52,186
        823 Robbins & Myers, Inc.                    47,964
      1,632 Standex International Corp.              92,453
        371 Tennant Co.                              17,081
      1,139 Toro (The) Co.                           50,150
                                              -------------
                                                    497,231
                                              -------------
            MEDIA -- 0.8%
      1,398 Arbitron, Inc.                           65,566
      1,502 Digital Generation, Inc. (a)             15,035
                                              -------------
                                                     80,601
                                              -------------
            METALS & MINING -- 1.2%
      3,829 Stillwater Mining Co. (a)                51,538
      4,186 SunCoke Energy, Inc. (a)                 69,404
                                              -------------
                                                    120,942
                                              -------------
            MULTILINE RETAIL -- 0.9%
     10,441 Tuesday Morning Corp. (a)                87,704
                                              -------------
            OIL, GAS & CONSUMABLE FUELS --
               0.9%
      2,190 Gulfport Energy Corp. (a)                90,381
                                              -------------
            PAPER & FOREST PRODUCTS -- 0.2%
        231 Deltic Timber Corp.                      16,761
                                              -------------
            PERSONAL PRODUCTS -- 2.4%
      3,353 Inter Parfums, Inc.                      72,794
      3,172 Medifast, Inc. (a)                       77,809
      4,179 Prestige Brands Holdings,
               Inc. (a)                              89,639
                                              -------------
                                                    240,242
                                              -------------

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            PHARMACEUTICALS -- 0.2%
        681 Medicines (The) Co. (a)           $      20,348
                                              -------------
            PROFESSIONAL SERVICES -- 1.1%
        292 Exponent, Inc. (a)                       14,276
      4,128 On Assignment, Inc. (a)                 100,929
                                              -------------
                                                    115,205
                                              -------------
            REAL ESTATE INVESTMENT TRUSTS --
               5.2%
      1,793 Extra Space Storage, Inc.                71,433
      2,314 Geo Group (The), Inc.                    75,483
        681 Government Properties Income
               Trust                                 16,923
        679 Healthcare Realty Trust, Inc.            17,301
        344 Kilroy Realty Corp.                      17,166
        464 LTC Properties, Inc.                     17,279
      4,092 Medical Properties Trust, Inc.           55,037
      4,664 Parkway Properties, Inc.                 73,878
      2,774 Pennsylvania Real Estate
               Investment Trust                      51,152
        788 Sovran Self Storage, Inc.                51,409
        477 Tanger Factory Outlet Centers,
               Inc.                                  16,895
      1,289 Universal Health Realty Income
               Trust                                 71,063
                                              -------------
                                                    535,019
                                              -------------
            ROAD & RAIL -- 0.7%
      1,904 Old Dominion Freight Line,
               Inc. (a)                              70,981
                                              -------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 3.8%
      1,181 Advanced Energy Industries,
               Inc. (a)                              18,128
        563 Cirrus Logic, Inc. (a)                   15,894
        541 Cymer, Inc. (a)                          55,707
      1,833 Exar Corp. (a)                           19,228
        263 Hittite Microwave Corp. (a)              16,143
      4,082 Kulicke & Soffa Industries,
               Inc. (a)                              46,208
      2,326 Microsemi Corp. (a)                      48,660
      1,464 Monolithic Power Systems, Inc.           34,111
      4,852 Rudolph Technologies, Inc. (a)           65,453
      1,749 Ultratech, Inc. (a)                      71,237
                                              -------------
                                                    390,769
                                              -------------
            SOFTWARE -- 4.1%
      1,855 Bottomline Technologies, Inc. (a)        53,943
      1,201 CommVault Systems, Inc. (a)              92,153
      1,459 Interactive Intelligence Group,
               Inc. (a)                              58,681
      1,081 Manhattan Associates, Inc. (a)           74,059
      1,883 NetScout Systems, Inc. (a)               49,015
        345 Sourcefire, Inc. (a)                     14,697
      1,347 Tyler Technologies, Inc. (a)             72,805
                                              -------------
                                                    415,353
                                              -------------

Page 90                 See Notes to Financial Statements

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            SPECIALTY RETAIL -- 7.8%
      4,557 Brown Shoe Co., Inc.              $      78,563
     15,361 Christopher & Banks Corp. (a)            95,238
     13,566 Coldwater Creek, Inc. (a)                51,415
      5,133 Haverty Furniture Cos., Inc.             92,394
      5,072 Hot Topic, Inc.                          56,299
      2,237 Lithia Motors, Inc., Class A             96,795
      1,585 Lumber Liquidators Holdings,
               Inc. (a)                              93,800
      1,724 rue21, Inc. (a)                          51,220
      1,247 Select Comfort Corp. (a)                 27,459
      3,378 Stage Stores, Inc.                       77,187
        569 Vitamin Shoppe, Inc. (a)                 34,755
      7,939 Zale Corp. (a)                           39,060
                                              -------------
                                                    794,185
                                              -------------
            TEXTILES, APPAREL & LUXURY GOODS
               -- 1.1%
      1,595 Movado Group, Inc.                       58,313
      1,158 Steven Madden Ltd. (a)                   53,361
                                              -------------
                                                    111,674
                                              -------------
            THRIFTS & MORTGAGE FINANCE --
               0.6%
      3,116 ViewPoint Financial Group, Inc.          65,903
                                              -------------
            TRADING COMPANIES & DISTRIBUTORS
               -- 1.0%
        777 Applied Industrial Technologies,
               Inc.                                  34,157
      1,773 Kaman Corp.                              64,431
                                              -------------
                                                     98,588
                                              -------------
            WATER UTILITIES -- 0.5%
      1,020 American States Water Co.                51,561
                                              -------------

            TOTAL INVESTMENTS -- 100.0%          10,197,574
            (Cost $9,476,901) (b)
            NET OTHER ASSETS AND
              LIABILITIES -- 0.0%                    (2,355)
                                              -------------
            NET ASSETS -- 100.0%              $  10,195,219
                                              =============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $807,362 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $86,689.

------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
------------------------------------------------------------
Common Stocks*        $ 10,197,574    $        --  $      --
                      ======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2013.


                        See Notes to Financial Statements                Page 91

FIRST TRUST MEGA CAP ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 1.4%
      1,602 Honeywell International, Inc.     $     109,320
                                              -------------
            AUTOMOBILES -- 5.6%
     15,702 Ford Motor Co.                          203,341
      8,817 General Motors Co. (a)                  247,669
                                              -------------
                                                    451,010
                                              -------------
            BIOTECHNOLOGY -- 2.7%
      5,538 Gilead Sciences, Inc. (a)               218,474
                                              -------------
            CAPITAL MARKETS -- 3.7%
      1,197 Goldman Sachs Group (The), Inc.         176,988
      5,317 Morgan Stanley                          121,494
                                              -------------
                                                    298,482
                                              -------------
            CHEMICALS -- 4.2%
      4,453 LyondellBasell Industries N.V.,
               Class A                              282,409
        537 Monsanto Co.                             54,425
                                              -------------
                                                    336,834
                                              -------------
            COMMERCIAL BANKS -- 0.6%
      1,487 Wells Fargo & Co.                        51,792
                                              -------------
            COMMUNICATIONS EQUIPMENT
               -- 2.0%
      7,762 Cisco Systems, Inc.                     159,664
                                              -------------
            COMPUTERS & PERIPHERALS -- 0.5%
         95 Apple, Inc.                              43,254
                                              -------------
            CONSUMER FINANCE -- 1.8%
      2,633 Capital One Financial Corp.             148,291
                                              -------------
            DIVERSIFIED FINANCIAL SERVICES
               -- 7.1%
     21,913 Bank of America Corp.                   248,055
      5,141 Citigroup, Inc.                         216,744
      2,312 JPMorgan Chase & Co.                    108,780
                                              -------------
                                                    573,579
                                              -------------
            ENERGY EQUIPMENT & SERVICES --
               1.4%
      1,468 Schlumberger Ltd.                       114,577
                                              -------------
            FOOD & STAPLES RETAILING -- 3.3%
        515 Costco Wholesale Corp.                   52,705
      2,103 CVS Caremark Corp.                      107,674
      1,373 Walgreen Co.                             54,865
        745 Wal-Mart Stores, Inc.                    52,113
                                              -------------
                                                    267,357
                                              -------------
            FOOD PRODUCTS -- 1.4%
      3,992 Mondelez International, Inc.,
               Class A                              110,938
                                              -------------
            HEALTH CARE EQUIPMENT & SUPPLIES
               -- 6.2%
      6,489 Abbott Laboratories                     219,847

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            HEALTH CARE EQUIPMENT & SUPPLIES
               (CONTINUED)
      1,525 Baxter International, Inc.        $     103,456
      3,718 Medtronic, Inc.                         173,259
                                              -------------
                                                    496,562
                                              -------------
            HEALTH CARE PROVIDERS & SERVICES
               -- 2.6%
      3,748 UnitedHealth Group, Inc.                206,927
                                              -------------
            INDUSTRIAL CONGLOMERATES -- 0.7%
        909 Danaher Corp.                            54,476
                                              -------------
            INSURANCE -- 2.7%
      5,761 American International Group,
               Inc. (a)                             217,939
                                              -------------
            INTERNET & CATALOG RETAIL --
               2.0%
        607 Amazon.com, Inc. (a)                    161,158
                                              -------------
            INTERNET SOFTWARE & SERVICES --
               2.1%
      2,989 eBay, Inc. (a)                          167,175
                                              -------------
            IT SERVICES -- 2.6%
        103 MasterCard, Inc., Class A                53,395
      1,006 Visa, Inc., Class A                     158,858
                                              -------------
                                                    212,253
                                              -------------
            MACHINERY -- 1.4%
        567 Caterpillar, Inc.                        55,787
        589 Deere & Co.                              55,401
                                              -------------
                                                    111,188
                                              -------------
            MEDIA -- 4.5%
      6,800 Comcast Corp., Class A                  258,944
      2,125 Time Warner, Inc.                       107,355
                                              -------------
                                                    366,299
                                              -------------
            METALS & MINING -- 2.6%
      5,946 Freeport-McMoRan Copper &
               Gold, Inc.                           209,597
                                              -------------
            MULTILINE RETAIL -- 1.9%
      2,578 Target Corp.                            155,737
                                              -------------
            OIL, GAS & CONSUMABLE FUELS --
               21.0%
      2,053 Anadarko Petroleum Corp.                164,281
      2,350 Chevron Corp.                           270,603
      3,507 ConocoPhillips                          203,406
      1,684 EOG Resources, Inc.                     210,466
      2,937 Exxon Mobil Corp.                       264,242
      3,317 Occidental Petroleum Corp.              292,792
      4,788 Phillips 66                             290,009
                                              -------------
                                                  1,695,799
                                              -------------
            PHARMACEUTICALS -- 3.4%
      3,093 Eli Lilly & Co.                         166,063
      2,484 Merck & Co., Inc.                       107,433
                                              -------------
                                                    273,496
                                              -------------

Page 92                 See Notes to Financial Statements

FIRST TRUST MEGA CAP ALPHADEX(R) FUND

JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 3.2%
     12,322 Intel Corp.                       $     259,255
                                              -------------
            SPECIALTY RETAIL -- 6.1%
      3,288 Home Depot (The), Inc.                  220,033
      7,157 Lowe's Cos., Inc.                       273,326
                                              -------------
                                                    493,359
                                              -------------
            TEXTILES, APPAREL & LUXURY GOODS
               -- 1.3%
      1,971 NIKE, Inc., Class B                     106,533
                                              -------------

            TOTAL INVESTMENTS -- 100.0%           8,071,325
            (Cost $7,604,057) (b)
            NET OTHER ASSETS AND
              LIABILITIES -- 0.0%                     3,645
                                              -------------
            NET ASSETS -- 100.0%              $   8,074,970
                                              =============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $544,729 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $77,461.

------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
------------------------------------------------------------
Common Stocks*        $  8,071,325    $        --  $      --
                      ======================================

* See Portfolio of Investments for industry breakout

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2013.

                        See Notes to Financial Statements                Page 93

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2013 (UNAUDITED)


                                                                          FIRST TRUST        FIRST TRUST         FIRST TRUST
                                                                        LARGE CAP CORE      MID CAP CORE        SMALL CAP CORE
                                                                       ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                       ----------------    ----------------    ----------------
ASSETS:
Investments, at value................................................   $  364,253,984      $  365,101,968      $  192,265,753
Cash.................................................................               --               8,214                  --
Receivables:.........................................................
      Capital shares sold............................................               --           1,985,183           7,265,782
      Investment securities sold.....................................               --           1,459,101                  --
      Dividends......................................................          219,255             140,504              37,139
      Interest.......................................................               10                   7                   9
      Securities lending income......................................               --              13,268              15,235
Prepaid expenses.....................................................            7,303               6,437               3,607
                                                                        --------------      --------------      --------------
         TOTAL ASSETS................................................      364,480,552         368,714,682         199,587,525
                                                                        --------------      --------------      --------------

LIABILITIES:
Due to custodian.....................................................               --                  --                  --
Payables:
      Investment securities purchased................................               --           3,470,697           7,266,483
      Collateral for securities on loan..............................               --          11,713,942           6,626,946
      Investment advisory fees.......................................          130,285             121,377              65,095
      Licensing fees.................................................           37,407              33,576              19,114
      Printing fees..................................................           19,881              18,535               9,349
      Audit and tax fees.............................................           15,727              15,727              15,727
      Trustees' fees.................................................            1,079               1,054                  --
Other liabilities....................................................          168,941             150,784              82,863
                                                                        --------------      --------------      --------------
         TOTAL LIABILITIES...........................................          373,320          15,525,692          14,085,577
                                                                        --------------      --------------      --------------

NET ASSETS...........................................................   $  364,107,232      $  353,188,990      $  185,501,948
                                                                        ==============      ==============      ==============
NET ASSETS CONSIST OF:
Paid-in capital......................................................   $  344,071,281      $  344,238,676      $  176,824,523
Par value............................................................          111,500              89,000              51,500
Accumulated net investment income (loss).............................           30,037              34,754             (35,256)
Accumulated net realized gain (loss) on investments..................      (19,546,327)        (29,505,597)         (8,790,635)
Net unrealized appreciation (depreciation) on investments............       39,440,741          38,332,157          17,451,816
                                                                        --------------      --------------      --------------
NET ASSETS...........................................................   $  364,107,232      $  353,188,990      $  185,501,948
                                                                        ==============      ==============      ==============

NET ASSET VALUE, PER SHARE...........................................   $        32.66      $        39.68      $        36.02
                                                                        ==============      ==============      ==============

Number of shares outstanding
(unlimited number of shares authorized, par value $0.01 per share)...       11,150,002           8,900,002           5,150,002
                                                                        ==============      ==============      ==============

Investments, at cost.................................................   $  324,813,243      $  326,769,811      $  174,813,937
                                                                        ==============      ==============      ==============

Securities on loan, at value.........................................   $           --      $   11,454,645      $    6,470,346
                                                                        ==============      ==============      ==============


Page 94                 See Notes to Financial Statements

        FIRST TRUST               FIRST TRUST              FIRST TRUST              FIRST TRUST             FIRST TRUST
      LARGE CAP VALUE          LARGE CAP GROWTH          MULTI CAP VALUE         MULTI CAP GROWTH          MID CAP VALUE
      ALPHADEX(R) FUND         ALPHADEX(R) FUND          ALPHADEX(R) FUND        ALPHADEX(R) FUND         ALPHADEX(R) FUND
      ----------------         ----------------          ----------------        ----------------         ----------------

      $    308,024,658         $    123,715,541          $     61,261,959        $     33,184,173         $     10,436,351
                    --                       --                        --                      --                   12,307

                    --                       --                 1,749,028                      --                       --
                    --                       --                        --                  88,978                       --
               209,042                   57,231                    33,361                  10,320                    5,691
                    15                        1                         2                       1                       --
                    --                       --                        --                      --                       --
                 5,498                    2,969                     1,104                     770                       --
      ----------------         ----------------          ----------------        ----------------         ----------------
           308,239,213              123,775,742                63,045,454              33,284,242               10,454,349
      ----------------         ----------------          ----------------        ----------------         ----------------


                    --                    1,578                        --                      --                       --

                    --                       --                 1,749,588                  93,339                       --
                    --                       --                        --                      --                       --
               126,431                   48,524                    19,734                   8,400                    6,096
                30,203                   14,718                     8,530                   4,290                       --
                16,443                    6,542                     2,943                   1,486                       --
                15,727                   15,727                    15,727                  15,727                       --
                 1,725                       --                        --                      --                       --
               132,846                   63,534                    32,890                  22,173                       --
      ----------------         ----------------          ----------------        ----------------         ----------------
               323,375                  150,623                 1,829,412                 145,415                    6,096
      ----------------         ----------------          ----------------        ----------------         ----------------

      $    307,915,838         $    123,625,119          $     61,216,042        $     33,138,827         $     10,448,253
      ================         ================          ================        ================         ================

      $    290,861,763         $    135,301,393          $     61,738,224        $     37,743,738         $      9,507,079
                94,500                   39,000                    17,500                   9,500                    4,500
                47,813                   (9,352)                    2,642                  (8,115)                     789
            (7,006,146)             (25,679,067)               (5,115,349)             (8,657,657)                 131,050
            23,917,908               13,973,145                 4,573,025               4,051,361                  804,835
      ----------------         ----------------          ----------------        ----------------         ----------------
      $    307,915,838         $    123,625,119          $     61,216,042        $     33,138,827         $     10,448,253
      ================         ================          ================        ================         ================

      $          32.58         $          31.70          $          34.98        $          34.88         $          23.22
      ================         ================          ================        ================         ================


             9,450,002                3,900,002                 1,750,002                 950,002                  450,002
      ================         ================          ================        ================         ================

      $    284,106,750         $    109,742,396          $     56,688,934        $     29,132,812         $      9,631,516
      ================         ================          ================        ================         ================

      $             --         $             --          $             --        $             --         $             --
      ================         ================          ================        ================         ================


                        See Notes to Financial Statements                Page 95

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
JANUARY 31, 2013 (UNAUDITED)

                                                       FIRST TRUST         FIRST TRUST        FIRST TRUST         FIRST TRUST
                                                      MID CAP GROWTH     SMALL CAP VALUE    SMALL CAP GROWTH        MEGA CAP
                                                     ALPHADEX(R) FUND    ALPHADEX(R) FUND   ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                     ----------------    ----------------   ----------------    ----------------
ASSETS:
Investments, at value..............................   $    18,845,280    $    28,181,667    $    10,197,574     $     8,071,325
Cash...............................................                --             17,262              2,383               1,845
Receivables:
      Capital shares sold..........................                --                 --                 --                  --
      Investment securities sold...................           167,700                 --                 --                  --
      Dividends....................................             4,064              7,386              1,222               7,070
      Interest.....................................                --                 --                 --                  --
      Securities lending income....................                --                 --                 --                  --
Prepaid expenses...................................                --                 --                 --                  --
                                                      ---------------    ---------------    ---------------     ---------------
         TOTAL ASSETS..............................        19,017,044         28,206,315         10,201,179           8,080,240
                                                      ---------------    ---------------    ---------------     ---------------

LIABILITIES:
Due to custodian...................................            13,114                 --                 --                  --
Payables:
      Investment securities purchased..............           147,960                 --                 --                  --
      Collateral for securities on loan............                --                 --                 --                  --
      Investment advisory fees.....................            10,755             15,958              5,960               5,270
      Licensing fees...............................                --                 --                 --                  --
      Printing fees................................                --                 --                 --                  --
      Audit and tax fees...........................                --                 --                 --                  --
      Trustees' fees...............................                --                 --                 --                  --
Other liabilities..................................                --                 --                 --                  --
                                                      ---------------    ---------------    ---------------     ---------------
         TOTAL LIABILITIES.........................           171,829             15,958              5,960               5,270
                                                      ---------------    ---------------    ---------------     ---------------

NET ASSETS.........................................   $    18,845,215    $    28,190,357    $    10,195,219     $     8,074,970
                                                      ===============    ===============    ===============     ===============
NET ASSETS CONSIST OF:
Paid-in capital....................................   $    17,971,097    $    25,961,521    $     9,943,266     $     7,785,325
Par value..........................................             8,500             12,000              4,500               4,000
Accumulated net investment income (loss)...........            (5,462)            (8,960)            (3,863)              3,500
Accumulated net realized gain (loss) on
   investments.....................................        (1,055,891)           633,942           (469,357)           (185,123)
Net unrealized appreciation (depreciation) on
   investments.....................................         1,926,971          1,591,854            720,673             467,268
                                                      ---------------    ---------------    ---------------     ---------------
NET ASSETS.........................................   $    18,845,215    $    28,190,357    $    10,195,219     $     8,074,970
                                                      ---------------    ---------------    ---------------     ---------------

NET ASSET VALUE, per share.........................   $         22.17    $         23.49    $         22.66     $         20.19
                                                      ===============    ===============    ===============     ===============

Number of shares outstanding
   (unlimited number of shares authorized, par
   value $0.01 per share)..........................           850,002          1,200,002            450,002             400,002
                                                      ===============    ===============    ===============     ===============

Investments, at cost...............................   $    16,918,309    $    26,589,813    $     9,476,901     $     7,604,057
                                                      ===============    ===============    ===============     ===============

Securities on loan, at value.......................   $            --    $            --    $            --     $            --
                                                      ===============    ===============    ===============     ===============


Page 96                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2013 (UNAUDITED)


                                                                            FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                             LARGE CAP            MID CAP            SMALL CAP
                                                                                CORE                CORE                CORE
                                                                          ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                          ----------------    ----------------    ----------------
INVESTMENT INCOME:
Dividends...........................................................       $    4,128,743      $    2,795,364     $     1,768,254
Interest............................................................                   55                  57                  29
Foreign tax withholding.............................................              (14,096)                 --                  --
Securities lending income (net of fees).............................                   --              39,588              41,734
                                                                           --------------      --------------     ---------------
      Total investment income.......................................            4,114,702           2,835,009           1,810,017
                                                                           --------------      --------------     ---------------

EXPENSES:
Investment advisory fees............................................              867,859             775,202             410,167
Accounting and administration fees..................................               92,133              79,814              44,012
Licensing fees......................................................               64,664              59,104              37,202
Legal fees..........................................................               40,515              37,048              19,290
Printing fees.......................................................               26,627              27,217              18,645
Custodian fees......................................................               21,696              19,380              10,254
Audit and tax fees..................................................               14,121              13,957              13,184
Trustees' fees and expenses.........................................               10,784               9,992               5,147
Transfer agent fees.................................................                8,679               7,752               4,102
Listing fees........................................................                4,144               4,144               4,144
Expenses previously waived or reimbursed............................                   --                  --               5,611
Registration and filing fees........................................               (2,677)             (1,294)             (1,106)
Other expenses......................................................                7,813               7,018               3,581
                                                                           --------------      --------------     ---------------
      Total expenses................................................            1,156,358           1,039,334             574,233
      Less fees waived and expenses reimbursed by
      the investment advisor........................................                   --                  --                  --
                                                                           --------------      --------------     ---------------
      Net expenses..................................................            1,156,358           1,039,334             574,233
                                                                           --------------      --------------     ---------------

NET INVESTMENT INCOME (LOSS)........................................            2,958,344           1,795,675           1,235,784
                                                                           --------------      --------------     ---------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments...................................................           (8,387,317)        (10,962,357)         (6,760,489)
      In-kind redemptions...........................................           23,528,162          20,870,253          13,084,892
                                                                           --------------      --------------     ---------------
Net realized gain (loss)............................................           15,140,845           9,907,896           6,324,403
                                                                           --------------      --------------     ---------------

Net change in unrealized appreciation (depreciation) on investments.           29,619,384          35,666,470          15,256,024
                                                                           --------------      --------------     ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS).............................           44,760,229          45,574,366          21,580,427
                                                                           --------------      --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS.....................................................       $   47,718,573      $   47,370,041     $    22,816,211
                                                                           ==============      ==============     ===============

                        See Notes to Financial Statements                Page 97

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE SIX MONTHS ENDED JANUARY 31, 2013 (UNAUDITED)

                                                                            FIRST TRUST        FIRST TRUST          FIRST TRUST
                                                                             LARGE CAP          LARGE CAP            MULTI CAP
                                                                               VALUE              GROWTH               VALUE
                                                                          ALPHADEX(R) FUND   ALPHADEX(R) FUND     ALPHADEX(R) FUND
                                                                          ----------------   ----------------     ----------------
INVESTMENT INCOME:
Dividends...........................................................       $    3,461,788      $    1,286,853     $       655,943
Interest............................................................                   44                  21                   9
Foreign tax withholding.............................................                   --             (11,905)                 --
Securities lending income (net of fees).............................                   --                  --                  --
                                                                           --------------      --------------     ---------------
      Total investment income.......................................            3,461,832           1,274,969             655,952
                                                                           --------------      --------------     ---------------

EXPENSES:
Investment advisory fees............................................              683,078             316,366             135,000
Accounting and administration fees..................................               70,021              33,403              17,489
Licensing fees......................................................               53,577              31,574              20,713
Legal fees..........................................................               32,986              14,386               6,492
Printing fees.......................................................               22,165              10,733               6,126
Custodian fees......................................................               17,077               7,909               3,375
Audit and tax fees..................................................               13,722              13,131              12,718
Trustees' fees and expenses.........................................                9,732               3,607               2,465
Transfer agent fees.................................................                6,831               3,163               1,350
Listing fees........................................................                4,144               4,144               3,977
Expenses previously waived or reimbursed............................               38,028               1,722                  --
Registration and filing fees........................................               (2,246)               (425)               (463)
Other expenses......................................................                5,617               3,199               1,100
                                                                           --------------      --------------     ---------------
      Total expenses................................................              954,732             442,912             210,342
      Less fees waived and expenses reimbursed by the
      investment advisor............................................                   --                  --             (21,341)
                                                                           --------------      --------------     ---------------
      Net expenses..................................................              954,732             442,912             189,001
                                                                           --------------      --------------     ---------------

NET INVESTMENT INCOME (LOSS)........................................            2,507,100             832,057             466,951
                                                                           --------------      --------------     ---------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments...................................................           (7,267,238)         (2,404,702)         (1,834,161)
      In-kind redemptions...........................................           22,007,674          12,949,830           4,950,189
                                                                           --------------      --------------     ---------------
Net realized gain (loss)............................................           14,740,436          10,545,128           3,116,028
                                                                           --------------      --------------     ---------------

Net change in unrealized appreciation (depreciation) on investments.           25,175,380           2,371,349           5,166,578
                                                                           --------------      --------------     ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS).............................           39,915,816          12,916,477           8,282,606
                                                                           --------------      --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS...............................................       $   42,422,916      $   13,748,534     $     8,749,557
                                                                           ==============      ==============     ===============

Page 98                 See Notes to Financial Statements

   FIRST TRUST            FIRST TRUST            FIRST TRUST           FIRST TRUST           FIRST TRUST
    MULTI CAP               MID CAP                MID CAP              SMALL CAP             SMALL CAP            FIRST TRUST
      GROWTH                 VALUE                  GROWTH                VALUE                 GROWTH               MEGA CAP
 ALPHADEX(R) FUND       ALPHADEX(R) FUND       ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
 ----------------       ----------------       ----------------      ----------------      ----------------      ----------------

  $      270,253         $       97,938         $      126,553        $      204,666        $       67,058        $      118,297
               8                     --                     --                    --                    --                    --
          (1,474)                    --                     --                    --                    --                    --
              --                     --                     --                    --                    --                    --
  --------------         --------------         --------------        --------------        --------------        --------------
         268,787                 97,938                126,553               204,666                67,058               118,297
  --------------         --------------         --------------        --------------        --------------        --------------


          78,171                 33,617                 59,395                44,666                40,961                38,159
          11,012                     --                     --                    --                    --                    --
          15,634                     --                     --                    --                    --                    --
           3,461                     --                     --                    --                    --                    --
           4,145                     --                     --                    --                    --                    --
           1,954                     --                     --                    --                    --                    --
          12,626                     --                     --                    --                    --                    --
             984                     --                     --                    --                    --                    --
             782                     --                     --                    --                    --                    --
           3,977                     --                     --                    --                    --                    --
              --                     --                     --                    --                    --                    --
               1                     --                     --                    --                    --                    --
             685                     --                     --                    --                    --                    --
  --------------         --------------         --------------        --------------        --------------        --------------
         133,432                 33,617                 59,395                44,666                40,961                38,159

         (23,992)                    --                     --                    --                    --                    --
  --------------         --------------         --------------        --------------        --------------        --------------
         109,440                 33,617                 59,395                44,666                40,961                38,159
  --------------         --------------         --------------        --------------        --------------        --------------

         159,347                 64,321                 67,158               160,000                26,097                80,138
  --------------         --------------         --------------        --------------        --------------        --------------



        (427,754)              (415,868)              (323,001)             (383,348)             (720,503)             (371,855)
       2,436,269                952,338              1,025,799             1,321,923             1,539,643             1,194,063
  --------------         --------------         --------------        --------------        --------------        --------------
       2,008,515                536,470                702,798               938,575               819,140               822,208
  --------------         --------------         --------------        --------------        --------------        --------------

       1,531,283              1,005,968              1,522,596             1,927,980                61,922               379,819
  --------------         --------------         --------------        --------------        --------------        --------------
       3,539,798              1,542,438              2,225,394             2,866,555               881,062             1,202,027
  --------------         --------------         --------------        --------------        --------------        --------------


  $    3,699,145         $    1,606,759         $    2,292,552        $    3,026,555        $      907,159        $    1,282,165
  ==============         ==============         ==============        ==============        ==============        ==============

                        See Notes to Financial Statements                Page 99

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                     FIRST TRUST                           FIRST TRUST
                                                                    LARGE CAP CORE                         MID CAP CORE
                                                                   ALPHADEX(R) FUND                      ALPHADEX(R) FUND
                                                         ------------------------------------  ------------------------------------
                                                              For the                              For the
                                                         Six Months Ended     For the Year     Six Months Ended        For the
                                                         January 31, 2013         Ended        January 31, 2013      Year Ended
                                                            (Unaudited)       July 31, 2012      (Unaudited)        July 31, 2012
                                                         -----------------  -----------------  -----------------  -----------------

OPERATIONS:
   Net investment income (loss)..........................  $   2,958,344        $ 3,697,768        $ 1,795,675        $ 1,719,545
   Net realized gain (loss)..............................     15,140,845        (11,781,179)         9,907,896        (22,813,635)
   Net change in unrealized appreciation (depreciation)..     29,619,384          9,671,236         35,666,470          5,862,318
                                                           -------------      -------------      -------------      -------------
   Net increase (decrease) in net assets resulting
      from operations....................................     47,718,573          1,587,825         47,370,041        (15,231,772)
                                                           -------------      -------------      -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income.................................     (3,214,126)        (3,513,526)        (1,845,525)        (1,639,580)
                                                           -------------      -------------      -------------      -------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold.............................    127,279,142        190,451,762        140,685,630        179,569,448
   Cost of shares redeemed...............................   (134,366,230)      (135,697,581)      (127,096,531)      (188,114,212)
                                                           -------------      -------------      -------------      -------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions......................     (7,087,088)        54,754,181         13,589,099         (8,544,764)
                                                           -------------      -------------      -------------      -------------

   Total increase (decrease) in net assets...............     37,417,359         52,828,480         59,113,615        (25,416,116)

NET ASSETS:
   Beginning of period...................................    326,689,873        273,861,393        294,075,375        319,491,491
                                                           -------------      -------------      -------------      -------------
   End of period.........................................  $ 364,107,232      $ 326,689,873      $ 353,188,990      $ 294,075,375
                                                           =============      =============      =============      =============

   Accumulated net investment income (loss)
      at end of period...................................  $      30,037      $     285,819      $      34,754           $ 84,604
                                                           =============      =============      =============      =============

CHANGES IN SHARES OUSTANDING:
   Shares outstanding, beginning of period...............     11,400,002          9,650,002          8,600,002          9,350,002
   Shares sold...........................................      4,100,000          6,650,000          3,750,000          5,200,000
   Shares redeemed.......................................     (4,350,000)        (4,900,000)        (3,450,000)        (5,950,000)
                                                           -------------      -------------      -------------      -------------
   Shares outstanding, end of period.....................     11,150,002         11,400,002          8,900,002          8,600,002
                                                           =============      =============      =============      =============

Page 100                See Notes to Financial Statements

         FIRST TRUST                       FIRST TRUST                       FIRST TRUST                       FIRST TRUST
        SMALL CAP CORE                   LARGE CAP VALUE                   LARGE CAP GROWTH                  MULTI CAP VALUE
       ALPHADEX(R) FUND                  ALPHADEX(R) FUND                  ALPHADEX(R) FUND                  ALPHADEX(R) FUND
-------------------------------  -------------------------------  -------------------------------  -------------------------------
   For the                          For the                          For the                          For the
  Six Months                       Six Months                       Six Months                       Six Months
    Ended                            Ended                            Ended                            Ended
 January 31,        For the       January 31,        For the       January 31,        For the       January 31,        For the
     2013          Year Ended         2013          Year Ended         2013          Year Ended         2013          Year Ended
 (Unaudited)     July 31, 2012    (Unaudited)     July 31, 2012    (Unaudited)     July 31, 2012    (Unaudited)     July 31, 2012
--------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


 $  1,235,784     $    756,087    $  2,507,100     $  3,161,359    $    832,057     $  1,086,179    $    466,951     $    540,206
    6,324,403       (3,784,981)     14,740,436          531,718      10,545,128      (10,734,088)      3,116,028          (78,771)
   15,256,024        2,049,712      25,175,380        4,779,857       2,371,349        5,355,775       5,166,578          484,210
 ------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------

   22,816,211         (979,182)     42,422,916        8,472,934      13,748,534       (4,292,134)      8,749,557          945,645
 ------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


   (1,271,040)        (765,930)     (2,660,820)      (3,138,591)       (949,261)      (1,045,280)       (490,280)        (533,761)
 ------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


   87,532,161       67,371,164     134,614,034      147,469,809      68,456,314       60,592,085      29,879,786       35,938,107
  (63,958,977)     (42,772,095)   (113,830,575)     (83,485,811)    (87,494,109)     (64,713,498)    (24,805,135)     (27,937,723)
 ------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------

   23,573,184       24,599,069      20,783,459       63,983,998     (19,037,795)      (4,121,413)      5,074,651        8,000,384
 ------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------

   45,118,355       22,853,957      60,545,555       69,318,341      (6,238,522)      (9,458,827)     13,333,928        8,412,268


  140,383,593      117,529,636     247,370,283      178,051,942     129,863,641      139,322,468      47,882,114       39,469,846
 ------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------
 $185,501,948     $140,383,593    $307,915,838     $247,370,283    $123,625,119     $129,863,641    $ 61,216,042     $ 47,882,114
 ============     ============    ============     ============    ============     ============    ============     ============


 $    (35,256)    $         --    $     47,813     $    201,533    $     (9,352)    $    107,852    $      2,642     $     25,971
 ============     ============    ============     ============    ============     ============    ============     ============


    4,500,002        3,800,002       8,800,002        6,550,002       4,550,002        4,750,002       1,600,002        1,350,002
    2,550,000        2,150,000       4,350,000        5,250,000       2,250,000        2,050,000         900,000        1,200,000
   (1,900,000)      (1,450,000)     (3,700,000)      (3,000,000)     (2,900,000)      (2,250,000)       (750,000)        (950,000)
 ------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------
    5,150,002        4,500,002       9,450,002        8,800,002       3,900,002        4,550,002       1,750,002        1,600,002
 ============     ============    ============     ============    ============     ============    ============     ============


                        See Notes to Financial Statements               Page 101

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                     FIRST TRUST                           FIRST TRUST
                                                                   MULTI CAP GROWTH                       MID CAP VALUE
                                                                   ALPHADEX(R) FUND                      ALPHADEX(R) FUND
                                                         ------------------------------------  ------------------------------------
                                                              For the                              For the
                                                         Six Months Ended     For the Year     Six Months Ended        For the
                                                         January 31, 2013         Ended        January 31, 2013      Year Ended
                                                            (Unaudited)       July 31, 2012      (Unaudited)        July 31, 2012
                                                         -----------------  -----------------  -----------------  -----------------

OPERATIONS:
   Net investment income (loss)..........................  $     159,347      $     141,231      $      64,321      $      64,686
   Net realized gain (loss)..............................      2,008,515         (3,369,477)           536,470            343,889
   Net change in unrealized appreciation (depreciation)..      1,531,283          1,487,826          1,005,968            (40,580)
                                                           -------------      -------------      -------------      -------------
   Net increase (decrease) in net assets resulting
      from operations....................................      3,699,145         (1,740,420)         1,606,759            367,995
                                                           -------------      -------------      -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income.................................       (181,925)          (134,015)           (65,430)           (63,030)
                                                           -------------      -------------      -------------      -------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold.............................     13,309,200         14,612,366          5,436,294         10,704,488
   Cost of shares redeemed...............................    (13,293,750)       (21,121,579)        (5,414,326)        (4,051,756)
                                                           -------------      -------------      -------------      -------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions......................         15,450         (6,509,213)            21,968          6,652,732
                                                           -------------      -------------      -------------      -------------

   Total increase (decrease) in net assets...............      3,532,670         (8,383,648)         1,563,297          6,957,697

NET ASSETS:
   Beginning of period...................................     29,606,157         37,989,805          8,884,956          1,927,259
                                                           -------------      -------------      -------------      -------------
   End of period.........................................  $  33,138,827      $  29,606,157      $  10,448,253      $   8,884,956
                                                           =============      =============      =============      =============

   Accumulated net investment income (loss)
      at end of period...................................  $      (8,115)     $      14,463      $         789      $       1,898
                                                           =============      =============      =============      =============

CHANGES IN SHARES OUSTANDING:
   Shares outstanding, beginning of period...............        950,002          1,200,002            450,002            100,002
   Shares sold...........................................        400,000            450,000            250,000            550,000
   Shares redeemed.......................................       (400,000)          (700,000)          (250,000)          (200,000)
                                                           -------------      -------------      -------------      -------------
   Shares outstanding, end of period.....................        950,002            950,002            450,002            450,002
                                                           =============      =============      =============      =============

Page 102                See Notes to Financial Statements

          FIRST TRUST                      FIRST TRUST                      FIRST TRUST                      FIRST TRUST
        MID CAP GROWTH                   SMALL CAP VALUE                 SMALL CAP GROWTH                     MEGA CAP
       ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND
-------------------------------  -------------------------------  -------------------------------  -------------------------------
   For the                          For the                          For the                          For the
  Six Months                       Six Months                       Six Months                       Six Months
    Ended                            Ended                            Ended                            Ended
 January 31,        For the       January 31,        For the       January 31,        For the       January 31,        For the
     2013          Year Ended         2013          Year Ended         2013          Year Ended         2013          Year Ended
 (Unaudited)     July 31, 2012    (Unaudited)     July 31, 2012    (Unaudited)     July 31, 2012    (Unaudited)     July 31, 2012
--------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


 $     67,158     $     12,043    $    160,000     $     27,453    $     26,097     $      8,157    $     80,138     $     82,054
      702,798       (1,558,333)        938,575           81,153         819,140         (949,732)        822,208         (936,633)
    1,522,596          772,870       1,927,980         (205,585)         61,922          834,605         379,819          261,188
 ------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------

    2,292,552         (773,420)      3,026,555          (96,979)        907,159         (106,970)      1,282,165         (593,391)
 ------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


      (78,640)          (6,080)       (168,960)         (27,780)        (29,960)          (9,945)        (86,400)         (74,860)
 ------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


    8,516,822       21,769,260      29,639,083        7,976,496      17,327,340        7,090,962       6,835,717       15,846,454
   (8,457,050)     (11,394,273)    (10,250,132)      (3,888,173)    (17,176,611)      (3,784,153)    (10,757,613)      (8,154,456)
 ------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------

       59,772       10,374,987      19,388,951        4,088,323         150,729        3,306,809      (3,921,896)       7,691,998
 ------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------

    2,273,684        9,595,487      22,246,546        3,963,564       1,027,928        3,189,894      (2,726,131)       7,023,747


   16,571,531        6,976,044       5,943,811        1,980,247       9,167,291        5,977,397      10,801,101        3,777,354
 ------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------
 $ 18,845,215     $ 16,571,531    $ 28,190,357     $  5,943,811    $ 10,195,219     $  9,167,291    $  8,074,970     $ 10,801,101
 ============     ============    ============     ============    ============     ============    ============     ============


 $     (5,462)    $      6,020    $     (8,960)    $         --    $     (3,863)    $         --    $      3,500     $      9,762
 ============     ============    ============     ============    ============     ============    ============     ============


      850,002          350,002         300,002          100,002         450,002          300,002         600,002          200,002
      400,000        1,100,000       1,350,000          400,000         800,000          350,000         350,000          850,000
     (400,000)        (600,000)       (450,000)        (200,000)       (800,000)        (200,000)       (550,000)        (450,000)
 ------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------
      850,002          850,002       1,200,002          300,002         450,002          450,002         400,002          600,002
 ============     ============    ============     ============    ============     ============    ============     ============


                        See Notes to Financial Statements               Page 103

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

                                               FOR THE
                                             SIX MONTHS
                                                ENDED
                                             JANUARY 31,      FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                                2013        YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                             (UNAUDITED)   JULY 31, 2012  JULY 31, 2011  JULY 31, 2010  JULY 31, 2009  JULY 31, 2008
                                            -------------  -------------  -------------  -------------  -------------  -------------
Net asset value, beginning of period          $   28.66      $   28.38      $   23.76      $   19.60      $   24.66      $   28.68
                                              ---------      ---------      ---------      ---------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.26           0.35           0.25           0.20           0.29           0.25
Net realized and unrealized gain (loss)            4.03           0.26           4.63           4.15          (5.06)         (4.00)
                                              ---------      ---------      ---------      ---------      ---------      ---------
Total from investment operations                   4.29           0.61           4.88           4.35         (4.77)         (3.75)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.29)         (0.33)         (0.26)         (0.19)         (0.29)         (0.27)
                                              ---------      ---------      ---------      ---------      ---------      ---------
Net asset value, end of period                $   32.66      $   28.66      $   28.38      $   23.76      $   19.60      $   24.66
                                              =========      =========      =========      =========      =========      =========
TOTAL RETURN (a)                                  14.98%          2.20%         20.54%         22.26%        (19.18)%       (13.14)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $ 364,107      $ 326,690      $ 273,861      $  58,214      $  13,720      $  14,799
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          0.67% (b)      0.70%          0.70%          0.90%          1.17%          1.42%
Ratio of net expenses to average net
   assets                                          0.67% (b)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                              1.70% (b)      1.27%          1.04%          1.13%          1.63%          1.16%
Portfolio turnover rate (c)                          44%            95%            81%            91%           114%            90%



FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

                                               FOR THE
                                             SIX MONTHS
                                                ENDED
                                             JANUARY 31,      FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                                2013        YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                             (UNAUDITED)   JULY 31, 2012  JULY 31, 2011  JULY 31, 2010  JULY 31, 2009  JULY 31, 2008
                                            -------------  -------------  -------------  -------------  -------------  -------------
Net asset value, beginning of period          $   34.19      $   34.17      $   27.10      $   22.00      $   26.30      $   28.58
                                              ---------      ---------      ---------      ---------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.22           0.21           0.12           0.16           0.21           0.14
Net realized and unrealized gain (loss)            5.49           0.01           7.09           5.10          (4.30)         (2.28)
                                              ---------      ---------      ---------      ---------      ---------      ---------
Total from investment operations                   5.71           0.22           7.21           5.26          (4.09)         (2.14)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.22)         (0.20)         (0.14)         (0.16)         (0.21)         (0.14)
                                              ---------      ---------      ---------      ---------      ---------      ---------
Net asset value, end of period                $   39.68        $ 34.19        $ 34.17        $ 27.10        $ 22.00      $   26.30
                                              =========      =========      =========      =========      =========      =========
TOTAL RETURN (a)                                  16.76%          0.66%         26.60%         23.94%        (15.42)%        (7.51)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $ 353,189      $ 294,075      $ 319,491      $  56,919      $   8,799      $  10,521
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          0.67% (b)      0.70%          0.70%          0.90%          1.28%          1.61%
Ratio of net expenses to average net
   assets                                          0.67% (b)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                              1.16% (b)      0.63%          0.44%          0.73%          1.07%          0.54%
Portfolio turnover rate (c)                          46%            94%            86%           100%           120%            82%



(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for the time period presented and is not annualized for periods less than a year. In some years the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 104                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

                                               FOR THE
                                             SIX MONTHS
                                                ENDED
                                             JANUARY 31,      FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                                2013        YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                             (UNAUDITED)   JULY 31, 2012  JULY 31, 2011  JULY 31, 2010  JULY 31, 2009  JULY 31, 2008
                                            -------------  -------------  -------------  -------------  -------------  -------------
Net asset value, beginning of period          $   31.20      $   30.93      $   24.98      $   20.77      $   24.79      $   28.30
                                              ---------      ---------      ---------      ---------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.26           0.17           0.07           0.07           0.10           0.06
Net realized and unrealized gain (loss)            4.82           0.27           5.97           4.21          (4.02)         (3.50)
                                              ---------      ---------      ---------      ---------      ---------      ---------
Total from investment operations                   5.08           0.44           6.04           4.28          (3.92)         (3.44)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.26)         (0.17)         (0.09)         (0.07)         (0.10)         (0.07)
                                              ---------      ---------      ---------      ---------      ---------      ---------
Net asset value, end of period                $   36.02      $   31.20      $   30.93      $   24.98      $   20.77      $   24.79
                                              =========      =========      =========      =========      =========      =========
TOTAL RETURN (a)                                  16.35%          1.42%         24.20%         20.63%        (15.77)%       (12.14)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $ 185,502      $ 140,384      $ 117,530      $  37,475      $   8,307      $   9,916
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          0.70% (b)      0.70%          0.74%          0.97%          1.40%          1.87%
Ratio of net expenses to average net
   assets                                          0.70% (b)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                              1.51% (b)      0.56%          0.24%          0.36%          0.49%          0.25%
Portfolio turnover rate (c)                          48%           101%            90%            97%           105%            95%



FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND

                                               FOR THE
                                             SIX MONTHS
                                                ENDED
                                             JANUARY 31,      FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                                2013        YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                             (UNAUDITED)   JULY 31, 2012  JULY 31, 2011  JULY 31, 2010  JULY 31, 2009  JULY 31, 2008
                                            -------------  -------------  -------------  -------------  -------------  -------------
Net asset value, beginning of period          $   28.11      $   27.18      $   23.24      $   19.10      $   23.16      $   28.35
                                              ---------      ---------      ---------      ---------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.27           0.40           0.32           0.34           0.47           0.43
Net realized and unrealized gain (loss)            4.49           0.93           3.93           4.14          (4.06)         (5.18)
                                              ---------      ---------      ---------      ---------      ---------      ---------
Total from investment operations                   4.76           1.33           4.25           4.48          (3.59)         (4.75)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.29)         (0.40)         (0.31)         (0.34)         (0.47)         (0.44)
                                              ---------      ---------      ---------      ---------      ---------      ---------
Net asset value, end of period                $   32.58      $   28.11      $   27.18      $   23.24      $   19.10      $   23.16
                                              =========      =========      =========      =========      =========      =========
TOTAL RETURN (a)                                  17.04%          4.96%         18.30%         23.53%        (15.23)%       (16.85)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $ 307,916      $ 247,370      $ 178,052      $  49,958      $  18,141      $  23,163
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          0.70% (b)      0.70%          0.71%          0.88%          1.07%          1.35%
Ratio of net expenses to average net
   assets                                          0.70% (b)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                              1.84% (b)      1.56%          1.47%          1.73%          2.47%          1.80%
Portfolio turnover rate (c)                          41%            88%            76%           100%           146%           104%



(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for the time period presented and is not annualized for periods less than a year. In some years the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements               Page 105

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND

                                               FOR THE
                                             SIX MONTHS
                                                ENDED
                                             JANUARY 31,      FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                                2013        YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                             (UNAUDITED)   JULY 31, 2012  JULY 31, 2011  JULY 31, 2010  JULY 31, 2009  JULY 31, 2008
                                            -------------  -------------  -------------  -------------  -------------  -------------
Net asset value, beginning of period          $   28.54      $   29.33      $   23.91      $   19.94      $   26.57      $   29.22
                                              ---------      ---------      ---------      ---------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.22           0.24           0.17           0.06           0.14           0.15
Net realized and unrealized gain (loss)            3.18          (0.80)          5.43           3.96          (6.63)         (2.65)
                                              ---------      ---------      ---------      ---------      ---------      ---------
Total from investment operations                   3.40          (0.56)          5.60           4.02          (6.49)         (2.50)
                                              ---------      ---------      ---------      ---------      ---------      ---------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.24)         (0.23)         (0.18)         (0.05)         (0.14)         (0.15)
Return of capital                                    --             --             --             --          (0.00) (a)        --
                                              ---------      ---------      ---------      ---------      ---------      ---------
Total distributions                               (0.24)         (0.23)         (0.18)         (0.05)         (0.14)         (0.15)
                                              ---------      ---------      ---------      ---------      ---------      ---------
Net asset value, end of period                $   31.70      $   28.54      $   29.33      $   23.91      $   19.94      $   26.57
                                              =========      =========      =========      =========      =========      =========
TOTAL RETURN (b)                                  11.98%         (1.89)%        23.43%         20.20%        (24.38)%        (8.62)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $ 123,625      $ 129,864      $ 139,322      $  39,445      $  13,960      $  37,204
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          0.70% (c)      0.70%          0.72%          0.91%          1.01%          1.17%
Ratio of net expenses to average net
   assets                                          0.70% (c)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                              1.31% (c)      0.86%          0.59%          0.31%          0.54%          0.43%
Portfolio turnover rate (d)                          81%           162%           146%           168%           152%           134%



FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

                                               FOR THE
                                             SIX MONTHS
                                                ENDED
                                             JANUARY 31,      FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                                2013        YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                             (UNAUDITED)   JULY 31, 2012  JULY 31, 2011  JULY 31, 2010  JULY 31, 2009  JULY 31, 2008
                                            -------------  -------------  -------------  -------------  -------------  -------------
Net asset value, beginning of period          $   29.93      $   29.24      $   24.61      $   20.20      $   23.23      $   27.95
                                              ---------      ---------      ---------      ---------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.27           0.36           0.32           0.37           0.29           0.35
Net realized and unrealized gain (loss)            5.07           0.69           4.64           4.39          (3.02)         (4.68)
                                              ---------      ---------      ---------      ---------      ---------      ---------
Total from investment operations                   5.34           1.05           4.96           4.76          (2.73)         (4.33)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.29)         (0.36)         (0.33)         (0.35)         (0.30)         (0.39)
                                              ---------      ---------      ---------      ---------      ---------      ---------
Net asset value, end of period                $   34.98      $   29.93      $   29.24      $   24.61      $   20.20      $   23.23
                                              =========      =========      =========      =========      =========      =========
TOTAL RETURN (b)                                  17.90%          3.62%         20.13%         23.65%        (11.51)%       (15.53)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $  61,216      $  47,882      $  39,470      $  20,917      $  10,101      $   4,647
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          0.78% (c)      0.80%          0.87%          0.94%          2.17%          1.70%
Ratio of net expenses to average net
   assets                                          0.70% (c)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                              1.73% (c)      1.24%          1.16%          1.45%          1.99%          1.45%
Portfolio turnover rate (d)                          43%            90%            74%            93%           134%            59%



(a)   Amount represents less than $0.01 per share.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for the time period presented and is not annualized for periods less than a year. In some years the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 106                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

                                               FOR THE
                                             SIX MONTHS
                                                ENDED
                                             JANUARY 31,      FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                                2013        YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                             (UNAUDITED)   JULY 31, 2012  JULY 31, 2011  JULY 31, 2010  JULY 31, 2009  JULY 31, 2008
                                            -------------  -------------  -------------  -------------  -------------  -------------
Net asset value, beginning of period          $   31.16      $   31.66      $   25.07      $   20.78      $   27.63      $   29.39
                                              ---------      ---------      ---------      ---------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.17           0.16           0.08           0.02           0.06           0.05
Net realized and unrealized gain (loss)            3.74          (0.51)          6.62           4.27          (6.84)         (1.76)
                                              ---------      ---------      ---------      ---------      ---------      ---------
Total from investment operations                   3.91          (0.35)          6.70           4.29          (6.78)         (1.71)
                                              ---------      ---------      ---------      ---------      ---------      ---------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.19)         (0.15)         (0.11)            --          (0.06)         (0.04)
Return of capital                                    --             --             --             --          (0.01)         (0.01)
                                              ---------      ---------      ---------      ---------      ---------      ---------
Total distributions                               (0.19)         (0.15)         (0.11)            --          (0.07)         (0.05)
                                              ---------      ---------      ---------      ---------      ---------      ---------
Net asset value, end of period                $   34.88      $   31.16      $   31.66      $   25.07      $   20.78      $   27.63
                                              =========      =========      =========      =========      =========      =========
TOTAL RETURN (a)                                  12.59%         (1.10)%        26.74%         20.64%        (24.53)%        (5.85)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $  33,139      $  29,606      $  37,990      $   7,520      $   5,196      $   8,288
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          0.85% (b)      0.85%          0.95%          1.40%          1.56%          1.55%
Ratio of net expenses to average net
   assets                                          0.70% (b)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                              1.02% (b)      0.48%          0.20%          0.08%          0.29%          0.12%
Portfolio turnover rate (c)                          89%           155%           149%           155%           153%           110%



(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for the time period presented and is not annualized for periods less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements               Page 107

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND

                                               FOR THE                       FOR THE
                                             SIX MONTHS                      PERIOD
                                                ENDED                       APRIL 19,
                                             JANUARY 31,      FOR THE       2011 (a)
                                                2013        YEAR ENDED       THROUGH
                                             (UNAUDITED)   JULY 31, 2012  JULY 31, 2011
                                            -------------  -------------  -------------

Net asset value, beginning of period          $   19.74      $   19.27      $   20.06
                                              ---------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.14           0.15           0.04
Net realized and unrealized gain (loss)            3.49           0.47          (0.79)
                                              ---------      ---------      ---------
Total from investment operations                   3.63           0.62          (0.75)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.15)         (0.15)         (0.04)
                                              ---------      ---------      ---------
Net asset value, end of period                $   23.22      $   19.74      $   19.27
                                              =========      =========      =========
TOTAL RETURN (b)                                  18.42%          3.23%         (3.75)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $  10,448      $   8,885      $   1,927
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          0.70% (c)      0.70%          0.70% (c)
Ratio of net expenses to average net
   assets                                          0.70% (c)      0.70%          0.70% (c)
Ratio of net investment income (loss) to
   average net assets                              1.34% (c)      0.98%          0.74% (c)
Portfolio turnover rate (d)                          41%           100%            14%



FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND

                                               FOR THE                       FOR THE
                                             SIX MONTHS                      PERIOD
                                                ENDED                       APRIL 19,
                                             JANUARY 31,      FOR THE       2011 (a)
                                                2013        YEAR ENDED       THROUGH
                                             (UNAUDITED)   JULY 31, 2012  JULY 31, 2011
                                            -------------  -------------  -------------

Net asset value, beginning of period          $   19.50      $   19.93      $   20.17
                                              ---------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.08           0.02          (0.00) (e)
Net realized and unrealized gain (loss)            2.69          (0.44)         (0.24)
                                              ---------      ---------      ---------
Total from investment operations                   2.77          (0.42)         (0.24)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.10)         (0.01)            --
                                              ---------      ---------      ---------
Net asset value, end of period                $   22.17      $   19.50      $   19.93
                                              =========      =========      =========
TOTAL RETURN (b)                                  14.24%         (2.11)%        (1.19)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $  18,845      $  16,572      $   6,976
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          0.70% (c)      0.70%          0.70%  (c)
Ratio of net expenses to average net
   assets                                          0.70% (c)      0.70%          0.70%  (c)
Ratio of net investment income (loss) to
   average net assets                              0.79% (c)      0.11%         (0.18)% (c)
Portfolio turnover rate (d)                          98%           166%            48%


(a)   Inception date.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for the time period presented and is not annualized for periods less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions. (e) Amount represents less than $0.01 per share.


Page 108                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND

                                               FOR THE                       FOR THE
                                             SIX MONTHS                      PERIOD
                                                ENDED                       APRIL 19,
                                             JANUARY 31,      FOR THE       2011 (a)
                                                2013        YEAR ENDED       THROUGH
                                             (UNAUDITED)   JULY 31, 2012  JULY 31, 2011
                                            -------------  -------------  -------------

Net asset value, beginning of period          $   19.81      $   19.80      $   19.97
                                              ---------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.15           0.14           0.03
Net realized and unrealized gain (loss)            3.68           0.01          (0.17)
                                              ---------      ---------      ---------
Total from investment operations                   3.83           0.15          (0.14)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.15)         (0.14)         (0.03)
                                              ---------      ---------      ---------
Net asset value, end of period                $   23.49      $   19.81      $   19.80
                                              =========      =========      =========
TOTAL RETURN (b)                                  19.39%          0.75%         (0.70)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $  28,190      $   5,944      $   1,980
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          0.70% (c)      0.70%          0.70% (c)
Ratio of net expenses to average net
   assets                                          0.70% (c)      0.70%          0.70% (c)
Ratio of net investment income (loss) to
   average net assets                              2.51% (c)      0.82%          0.57% (c)
Portfolio turnover rate (d)                          72%           103%            15%



FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND

                                               FOR THE                       FOR THE
                                             SIX MONTHS                      PERIOD
                                                ENDED                       APRIL 19,
                                             JANUARY 31,      FOR THE       2011 (a)
                                                2013        YEAR ENDED       THROUGH
                                             (UNAUDITED)   JULY 31, 2012  JULY 31, 2011
                                            -------------  -------------  -------------

Net asset value, beginning of period            $ 20.37        $ 19.92        $ 20.08
                                              ---------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.07           0.02          (0.01)
Net realized and unrealized gain (loss)            2.29           0.46          (0.15)
                                              ---------      ---------      ---------
Total from investment operations                   2.36           0.48          (0.16)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.07)         (0.03)            --
                                              ---------      ---------      ---------
Net asset value, end of period                $   22.66      $   20.37      $   19.92
                                              =========      =========      =========
TOTAL RETURN (B)                                  11.63%          2.38%         (0.80)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $  10,195      $   9,167      $   5,977
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          0.70% (c)      0.70%          0.70%  (c)
Ratio of net expenses to average net
   assets                                          0.70% (c)      0.70%          0.70%  (c)
Ratio of net investment income (loss) to
   average net assets                              0.45% (c)      0.14%         (0.36)% (c)
Portfolio turnover rate (d)                          81%           162%            36%


(a)   Inception date.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for the time period presented and is not annualized for periods less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements               Page 109

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MEGA CAP ALPHADEX(R) FUND

                                               FOR THE                       FOR THE
                                             SIX MONTHS                      PERIOD
                                                ENDED                        MAY 11,
                                             JANUARY 31,      FOR THE       2011 (a)
                                                2013        YEAR ENDED       THROUGH
                                             (UNAUDITED)   JULY 31, 2012  JULY 31, 2011
                                            -------------  -------------  -------------

Net asset value, beginning of period          $   18.00      $   18.89      $   19.67
                                              ---------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.17           0.18           0.03
Net realized and unrealized gain (loss)            2.19          (0.90)         (0.79)
                                              ---------      ---------      ---------
Total from investment operations                   2.36          (0.72)         (0.76)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.17)         (0.17)         (0.02)
                                              ---------      ---------      ---------
Net asset value, end of period                $   20.19      $   18.00      $   18.89
                                              =========      =========      =========
TOTAL RETURN (b)                                  13.18%         (3.78)%        (3.88)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $   8,075      $  10,801      $   3,777
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          0.70% (c)      0.70%          0.70% (c)
Ratio of net expenses to average net
   assets                                          0.70% (c)      0.70%          0.70% (c)
Ratio of net investment income (loss) to
   average net assets                              1.47% (c)      1.28%          0.77% (c)
Portfolio turnover rate (d)                          64%           164%            52%


(a)   Inception date.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for the time period presented and is not annualized for periods less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 110                See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2013 (UNAUDITED)

1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty-one exchange-traded funds considered either a Sector Fund or Style Fund, each type having a separate report. This report covers the twelve Style Funds listed below:

      First Trust Large Cap Core AlphaDEX(R) Fund - (NYSE Arca, Inc. ("NYSE Arca") ticker "FEX")
      First Trust Mid Cap Core AlphaDEX(R) Fund - (NYSE Arca ticker "FNX") First Trust Small Cap Core AlphaDEX(R) Fund - (NYSE Arca ticker "FYX") First Trust Large Cap Value AlphaDEX(R) Fund - (NYSE Arca ticker "FTA") First Trust Large Cap Growth AlphaDEX(R) Fund - (NYSE Arca ticker "FTC") First Trust Multi Cap Value AlphaDEX(R) Fund - (NYSE Arca ticker "FAB") First Trust Multi Cap Growth AlphaDEX(R) Fund - (NYSE Arca ticker "FAD") First Trust Mid Cap Value AlphaDEX(R) Fund - (NYSE Arca ticker "FNK") First Trust Mid Cap Growth AlphaDEX(R) Fund - (NYSE Arca ticker "FNY") First Trust Small Cap Value AlphaDEX(R) Fund - (NYSE Arca ticker "FYT") First Trust Small Cap Growth AlphaDEX(R) Fund - (NYSE Arca ticker "FYC") First Trust Mega Cap AlphaDEX(R) Fund - (NYSE Arca ticker "FMK")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Each Fund's shares currently are listed and traded on the NYSE Arca. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit". Creation Units are issued and redeemed principally in-kind for securities included in a Fund's relevant index. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

FUND                                                                INDEX
First Trust Large Cap Core AlphaDEX(R) Fund                         Defined Large Cap Core Index (1)
First Trust Mid Cap Core AlphaDEX(R) Fund                           Defined Mid Cap Core Index (1)
First Trust Small Cap Core AlphaDEX(R) Fund                         Defined Small Cap Core Index (1)
First Trust Large Cap Value AlphaDEX(R) Fund                        Defined Large Cap Value Index (1)
First Trust Large Cap Growth AlphaDEX(R) Fund                       Defined Large Cap Growth Index (1)
First Trust Multi Cap Value AlphaDEX(R) Fund                        Defined Multi Cap Value Index (1)
First Trust Multi Cap Growth AlphaDEX(R) Fund                       Defined Multi Cap Growth Index (1)
First Trust Mid Cap Value AlphaDEX(R) Fund                          Defined Mid Cap Value Index (1)
First Trust Mid Cap Growth AlphaDEX(R) Fund                         Defined Mid Cap Growth Index (1)
First Trust Small Cap Value AlphaDEX(R) Fund                        Defined Small Cap Value Index (1)
First Trust Small Cap Growth AlphaDEX(R) Fund                       Defined Small Cap Growth Index (1)
First Trust Mega Cap AlphaDEX(R) Fund                               Defined Mega Cap Index (1)

(1) This index is developed, maintained and sponsored by S&P Dow Jones Indices LLC (licensee of Standard & Poor's Financial Services LLP "S&P"), and licensed to First Trust Portfolios L.P., the distributor of the Trust.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2013 (UNAUDITED)

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Each Fund's securities will be valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ(R) Stock Market, LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in the over-the-counter market are valued at the closing bid prices.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in differences between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2013 (UNAUDITED)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Fund's investments as of January 31, 2013, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. SECURITIES LENDING

The Funds may lend securities representing up to 20% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day using the market value of the loaned securities from prior business day. If additional collateral is necessary, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' securities lending agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The dividend and interest earned on the securities loaned are accounted for in the same manner as other dividend and interest income. At January 31, 2013, only FNX and FYX have securities in the securities lending program.

D. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2013 (UNAUDITED)

The tax character of distributions paid by each Fund during the year ended July 31, 2012 was as follows:

                                                    Distributions paid from   Distributions paid from   Distributions paid from
                                                        Ordinary Income            Capital Gains           Return of Capital
                                                    -----------------------   -----------------------   -----------------------
First Trust Large Cap Core AlphaDEX(R) Fund            $    3,513,526              $      --                $      --
First Trust Mid Cap Core AlphaDEX(R) Fund                   1,639,580                     --                       --
First Trust Small Cap Core AlphaDEX(R) Fund                   765,930                     --                       --
First Trust Large Cap Value AlphaDEX(R) Fund                3,138,591                     --                       --
First Trust Large Cap Growth AlphaDEX(R) Fund               1,045,280                     --                       --
First Trust Multi Cap Value AlphaDEX(R) Fund                  533,761                     --                       --
First Trust Multi Cap Growth AlphaDEX(R) Fund                 134,015                     --                       --
First Trust Mid Cap Value AlphaDEX(R) Fund                     63,030                     --                       --
First Trust Mid Cap Growth AlphaDEX(R) Fund                     6,080                     --                       --
First Trust Small Cap Value AlphaDEX(R) Fund                   27,780                     --                       --
First Trust Small Cap Growth AlphaDEX(R) Fund                   9,945                     --                       --
First Trust Mega Cap AlphaDEX(R) Fund                          74,860                     --                       --

As of July 31, 2012, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                        Accumulated
                                                                Undistributed           Capital and          Net Unrealized
                                                                  Ordinary                 Other              Appreciation
                                                                   Income               Gain (Loss)          (Depreciation)
                                                              -----------------      -----------------      -----------------
First Trust Large Cap Core AlphaDEX(R) Fund                    $      285,819        $    (30,077,227)      $     5,211,412
First Trust Mid Cap Core AlphaDEX(R) Fund                              84,604             (35,334,181)           (1,413,625)
First Trust Small Cap Core AlphaDEX(R) Fund                                --             (13,585,341)              666,095
First Trust Large Cap Value AlphaDEX(R) Fund                          201,533             (15,373,589)           (7,630,465)
First Trust Large Cap Growth AlphaDEX(R) Fund                         107,852             (36,007,524)           11,385,125
First Trust Multi Cap Value AlphaDEX(R) Fund                           25,971              (6,433,606)           (2,391,324)
First Trust Multi Cap Growth AlphaDEX(R) Fund                          14,463             (10,617,307)            2,471,213
First Trust Mid Cap Value AlphaDEX(R) Fund                              1,898                (294,093)             (312,460)
First Trust Mid Cap Growth AlphaDEX(R) Fund                             6,020              (1,568,713)              214,399
First Trust Small Cap Value AlphaDEX(R) Fund                               --                (185,745)             (455,014)
First Trust Small Cap Growth AlphaDEX(R) Fund                              --              (1,213,121)              583,375
First Trust Mega Cap AlphaDEX(R) Fund                                   9,762                (906,308)              (13,574)

E. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distribution from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2009, 2010, 2011 and 2012 remain open to federal and state audit. As of January 31, 2013, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses arising in taxable years after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At July 31, 2012, the Funds had pre-enactment and post-enactment net capital losses for federal income tax purposes as shown in the following table. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2013 (UNAUDITED)

                              Capital Loss   Capital Loss   Capital Loss    Capital Loss   Capital Loss       Post          Total
                                Available      Available      Available       Available      Available     Enactment -     Capital
                                 through        through        through         through        through          No           Loss
                              July 31, 2015  July 31, 2016  July 31, 2017   July 31, 2018  July 31, 2019   Expiration     Available
                              -------------  -------------  -------------   -------------  -------------  -------------  -----------
First Trust Large Cap Core
     AlphaDEX(R) Fund          $    15,102    $     8,528    $ 2,600,275     $ 2,800,653    $ 1,020,863    $23,631,806   $30,077,227
First Trust Mid Cap Core
     AlphaDEX(R) Fund                7,911         84,882      1,985,474       2,119,642      1,502,304     29,633,968    35,334,181
First Trust Small Cap Core
     AlphaDEX(R) Fund               14,770        111,735      1,882,188       1,600,982      1,258,833      8,716,833    13,585,341
First Trust Large Cap Value
     AlphaDEX(R) Fund                1,854         80,299      2,272,260       5,098,300        298,768      7,622,108    15,373,589
First Trust Large Cap Growth
     AlphaDEX(R) Fund                   --        162,514     10,217,162      3,224,180       1,803,151     20,600,517    36,007,524
First Trust Multi Cap Value
     AlphaDEX(R) Fund                8,569         56,799      1,331,945       1,180,819        322,362      3,533,112     6,433,606
First Trust Multi Cap Growth
     AlphaDEX(R) Fund               26,562        241,100      2,554,292       1,438,794        345,171      6,011,388    10,617,307
First Trust Mid Cap Value
     AlphaDEX(R) Fund                   --             --             --              --             --        294,093       294,093
First Trust Mid Cap Growth
     AlphaDEX(R) Fund                   --             --             --              --             --      1,568,713     1,568,713
First Trust Small Cap Value
     AlphaDEX(R) Fund                   --             --             --              --             --        185,745       185,745
First Trust Small Cap Growth
     AlphaDEX(R) Fund                   --             --             --              --             --      1,213,121     1,213,121
First Trust Mega Cap
     AlphaDEX(R) Fund                   --             --             --              --             --        906,308       906,308


F. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for First Trust Mid Cap Value AlphaDEX(R) Fund, First Trust Mid Cap Growth AlphaDEX(R) Fund, First Trust Small Cap Value AlphaDEX(R) Fund, First Trust Small Cap Growth AlphaDEX(R) Fund and First Trust Mega Cap AlphaDEX(R) Fund (the "Unitary Fee Funds"), for which expenses other than excluded expenses (discussed in Note 3) are paid by First Trust Advisors L.P. ("First Trust" or the "Advisor"). General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.

First Trust Portfolios L.P. ("FTP") has entered into licensing agreements with Standard & Poor's for each of the Style Funds. The license agreements allow for the use by FTP of certain trademarks and tradenames. The Funds and First Trust are sub-licensees to the applicable license agreements. The Funds, except for the Unitary Fee Funds, are required to pay licensing fees, which are shown on the Statements of Operations. The licensing fees for the Unitary Fee Funds are paid by First Trust from the unitary investment advisory fees it receives from each of these Funds.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain other services necessary for the management of the Funds.

For the Unitary Fee Funds, First Trust is paid an annual unitary management fee of 0.70% of such Fund's average daily net assets and is responsible for the expenses of such Funds including the cost of transfer agency, custody, fund administration, legal, audit and other services, and excluding distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expenses, taxes, interest, and extraordinary expenses.

For the First Trust Large Cap Core AlphaDEX(R) Fund, First Trust Mid Cap Core AlphaDEX(R) Fund, First Trust Small Cap Core AlphaDEX(R) Fund, First Trust Large Cap Value AlphaDEX(R) Fund, First Trust Large Cap Growth AlphaDEX(R) Fund, First Trust Multi Cap Value AlphaDEX(R) Fund and First Trust Multi Cap Growth AlphaDEX(R) Fund, First Trust is paid an annual management fee of

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2013 (UNAUDITED)

0.50% of such Fund's average daily net assets. For such Funds, the Trust and First Trust have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which the Advisor has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each such Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed 0.70% of average daily net assets per year (the "Expense Cap"). These Funds will have the Expense Cap in effect until at least November 30, 2013. (See Note 8. Subsequent Events.)

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by the Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses were reimbursed or fees waived by First Trust. These amounts, if any, are included in "Expenses previously waived or reimbursed" on the Statements of Operations.

The advisory fee waivers and expense reimbursements for the six months ended January 31, 2013 and the expenses borne by the Advisor subject to recovery from each Fund for the periods indicated were as follows:

                                                                      Expenses Borne by Advisor Subject to Recovery
                                                         -----------------------------------------------------------------------
                                                             Year           Year           Year           Year
                                Advisory      Expense        Ended          Ended          Ended          Ended
                                   Fee         Reim-      January 31,    January 31,    January 31,    January 31,
                                 Waivers    bursements       2010           2011           2012           2013          Total
                               -----------  -----------  -------------  -------------  -------------  -------------  -----------

First Trust Large Cap
   Core AlphaDEX(R) Fund        $      --    $      --    $        --    $        --    $        --    $        --    $      --
First Trust Mid Cap Core
   AlphaDEX(R) Fund                    --           --             --             --             --             --           --
First Trust Small Cap Core
   AlphaDEX(R) Fund                    --           --         36,742         31,316             --             --       68,058
First Trust Large Cap Value
   AlphaDEX(R) Fund                    --           --             --             --             --             --           --
First Trust Large Cap Growth
   AlphaDEX(R) Fund                    --           --         31,319         22,615             --             --       53,934
First Trust Multi Cap Value
   AlphaDEX(R) Fund                21,341           --         33,565         48,799         44,672         21,341      148,377
First Trust Multi Cap Growth
   AlphaDEX(R) Fund                23,992           --         26,727         48,197         44,292         23,992      143,208


The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Trust. As custodian, BNYM is responsible for custody of the Trust's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Trust's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Trust. BNYM is a subsidiary of the Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer of $125,000 per year and an annual per fund fee of $4,000 for each closed-end fund or other actively managed fund and $1,000 for each index fund in the First Trust Fund Complex. The fixed annual retainer is allocated pro rata among each fund in the First Trust Fund Complex based on net assets.

Additionally, the Lead Independent Trustee is paid $15,000 annually, the Chairman of the Audit Committee is paid $10,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee is paid $5,000 annually to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee chairman will serve two-year terms until December 31, 2013 before rotating to serve as chairman of another committee or as Lead Independent Trustee. After December 31, 2013, the Lead Independent Trustee and Committee chairmen will rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2013 (UNAUDITED)


                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended January 31, 2013, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:


                                                  Purchases           Sales
                                               ---------------   ---------------
First Trust Large Cap Core AlphaDEX(R) Fund     $ 149,516,564     $ 149,816,738
First Trust Mid Cap Core AlphaDEX(R) Fund         141,936,242       141,510,268
First Trust Small Cap Core AlphaDEX(R) Fund        77,262,583        77,205,753
First Trust Large Cap Value AlphaDEX(R) Fund      111,119,482       111,367,643
First Trust Large Cap Growth AlphaDEX(R) Fund     100,373,991       100,339,921
First Trust Multi Cap Value AlphaDEX(R) Fund       22,730,052        22,700,471
First Trust Multi Cap Growth AlphaDEX(R) Fund      27,479,940        27,467,301
First Trust Mid Cap Value AlphaDEX(R) Fund          3,858,449         3,853,985
First Trust Mid Cap Growth AlphaDEX(R) Fund        16,593,867        16,586,762
First Trust Small Cap Value AlphaDEX(R) Fund        8,852,246         8,835,471
First Trust Small Cap Growth AlphaDEX(R) Fund       9,618,502         9,709,529
First Trust Mega Cap AlphaDEX(R) Fund               6,769,362         6,779,632

For the six months ended January 31, 2013, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                  Purchases           Sales
                                               ---------------   ---------------
First Trust Large Cap Core AlphaDEX(R) Fund     $ 127,197,420     $ 134,299,351
First Trust Mid Cap Core AlphaDEX(R) Fund         140,533,424       127,140,164
First Trust Small Cap Core AlphaDEX(R) Fund        87,414,125        63,865,509
First Trust Large Cap Value AlphaDEX(R) Fund      134,433,531       113,873,364
First Trust Large Cap Growth AlphaDEX(R) Fund      68,429,970        87,513,520
First Trust Multi Cap Value AlphaDEX(R) Fund       29,868,412        24,822,015
First Trust Multi Cap Growth AlphaDEX(R) Fund      13,291,400        13,294,759
First Trust Mid Cap Value AlphaDEX(R) Fund          5,428,765         5,412,212
First Trust Mid Cap Growth AlphaDEX(R) Fund         8,514,612         8,453,026
First Trust Small Cap Value AlphaDEX(R) Fund       29,608,065        10,252,093
First Trust Small Cap Growth AlphaDEX(R) Fund      17,319,137        17,075,124
First Trust Mega Cap AlphaDEX(R) Fund               6,827,736        10,750,768


                   5. CREATION, REDEMPTION & TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the daily NAV per Share of each Fund on the transaction date times the number of Shares in a Creation Unit. Purchasers of Creation Units must pay to BNYM, as transfer agent, a standard creation transaction fee (the "Creation Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

                      Number of Securities            Creation
                       in a Creation Unit          Transaction Fee
                      --------------------      --------------------
                              1-100                    $  500
                            101-200                    $1,000
                            201-300                    $1,500
                            301-400                    $2,000
                            401-500                    $2,500
                            501-600                    $3,000
                            601-700                    $3,500

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2013 (UNAUDITED)

The Creation Transaction Fee is applicable to each purchase transaction regardless of the number of Creation Units purchased in the transaction. An additional variable fee of up to three times the Creation Transaction Fee may be charged with respect to transactions effected outside of the clearing process (i.e., through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. The price for each Creation Unit will equal the daily NAV per share of a Fund on the transaction date times the number of shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Parties redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

                      Number of Securities           Redemption
                       in a Creation Unit         Transaction Fee
                      --------------------      --------------------
                              1-100                    $  500
                            101-200                    $1,000
                            201-300                    $1,500
                            301-400                    $2,000
                            401-500                    $2,500
                            501-600                    $3,000
                            601-700                    $3,500

The Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional variable fee of up to three times the Redemption Transaction Fee may be charged with respect to redemptions effected outside of the clearing process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, the Funds will not pay 12b-1 fees any time before November 30, 2013. (See Note 8. Subsequent Events.)

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were the following subsequent events:

On March 10 and 11, 2013, the Board of Trustees of the Trust approved the continuation of the Investment Management Agreement between the Funds and First Trust, the Expense Recovery Agreement between the Funds and First Trust, the Distribution Agreement between the Funds and FTP and the Funds' Rule 12b-1 Distribution and Service Plan, each for an additional year. Furthermore, First Trust and the Trust have agreed to extend the Expense Recovery Agreement until November 30, 2014 and FTP has agreed not to charge any 12b-1 fees until at least November 30, 2014.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2013 (UNAUDITED)

On March 20, 2013, the following Funds declared a quarterly dividend to shareholders of record on March 25, 2013, payable March 28, 2013.

                                                     Per Share
                                                      Amount
                                                    -----------

First Trust Large Cap Core AlphaDEX(R) Fund           $0.0804
First Trust Mid Cap Core AlphaDEX(R) Fund             $0.0544
First Trust Small Cap Core AlphaDEX(R) Fund           $0.0225
First Trust Large Cap Value AlphaDEX(R) Fund          $0.1072
First Trust Large Cap Growth AlphaDEX(R) Fund         $0.0431
First Trust Multi Cap Value AlphaDEX(R) Fund          $0.0833
First Trust Multi Cap Growth AlphaDEX(R) Fund         $0.0219
First Trust Mid Cap Value AlphaDEX(R) Fund            $0.0397
First Trust Small Cap Value AlphaDEX(R) Fund          $0.0077
First Trust Mega Cap AlphaDEX(R) Fund                 $0.0556

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2013 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of each Fund's portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling
(800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and
(4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

--------------------------------------------------------------------------------
RISK CONSIDERATIONS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2013 (UNAUDITED)

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND.

The following summarizes some of the risks that should be considered for the Funds.

Each Fund's shares will change in value, and you could lose money by investing in a Fund. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Overall stock market values could decline generally or could underperform other investments.

An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. Investors buying or selling Fund shares on the secondary market may incur brokerage commissions. In addition, investors who sell Fund shares may receive less than the Fund shares' net asset value. Unlike shares of open-end mutual funds, investors are generally not able to purchase ETF shares directly from a Fund and individual ETF shares are not redeemable. However, specified large blocks of ETF shares called creation units can be purchased from, or redeemed to, a Fund.

Each Fund is subject to index tracking risk. You should anticipate that the value of each Fund's shares will decline, more or less, in correlation with any decline in the value of that Fund's corresponding index.

Each Fund's return may not match the return of the index it seeks to track for a number of reasons. While First Trust seeks to have a correlation of 0.95 or better, before expenses, between a Fund's performance and the performance of its corresponding index, there can be no assurance that a Fund will be able to achieve such a correlation. Accordingly, each Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of its corresponding index.

Each Fund is exposed to additional market risk due to its policy of investing principally in the securities included in its corresponding index. As a result of this policy, securities held by each Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. As a result, the Funds will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the index the Fund seeks to track.

Each Fund relies on a license and related sublicense from an index provider that permits it to use its corresponding index and associated trade names, trademarks and service marks in connection with the name and investment strategies of the Fund. Such license and related sublicense may be terminated by the index provider and, as a result, a Fund may lose its ability to use such intellectual property. There is no guarantee the index provider has all the rights to license such intellectual property on behalf of the Fund. In the event the license is terminated or the index provider does not have rights to license such intellectual property, it may have a significant effect on the operation of the respective Fund.

Each Fund is subject to issuer specific change risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Each Fund may be concentrated in stocks of companies in an individual industry if the Fund's corresponding index is concentrated in such industry. A concentration makes a Fund more susceptible to any single occurrence affecting the industry and may subject a Fund to greater market risk than more diversified funds.

Each Fund is considered to be non-diversified. As a result, each Fund is exposed to additional market risk. A non-diversified fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, changes in the market value of a single portfolio security could cause greater fluctuations in share price than would occur in a diversified fund. Furthermore, non-diversified funds are more susceptible to any single political, regulatory or economic occurrence.

Each Fund is not actively managed. A Fund may be affected by a general decline in certain market segments relating to a Fund's corresponding index. A Fund invests in securities included in or representative of its corresponding index regardless of its investment merit. A Fund generally will not attempt to take defensive positions in declining markets.

--------------------------------------------------------------------------------
RISK CONSIDERATIONS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2013 (UNAUDITED)

The First Trust Multi Cap Value AlphaDEX(R) Fund, the First Trust Multi Cap Growth AlphaDEX(R) Fund, the First Trust Mid Cap Core AlphaDEX(R) Fund, the First Trust Small Cap Core AlphaDEX(R) Fund, the First Trust Mid Cap Value AlphaDEX(R) Fund, the First Trust Mid Cap Growth AlphaDEX(R) Fund, the First Trust Small Cap Value AlphaDEX(R) Fund and the First Trust Small Cap Growth AlphaDEX(R) Fund may invest in small capitalization and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

The First Trust Large Cap Value AlphaDEX(R) Fund and the First Trust Multi Cap Value AlphaDEX(R) Fund invest with a value-oriented investment style and may not be successful in realizing their respective investment objectives. Value companies may have experienced adverse business developments or may be subject to special risks that cause their securities to be out of favor, may never reach what may be their full value or may go down in price.

The First Trust Large Cap Growth AlphaDEX(R) Fund and the First Trust Multi Cap Growth AlphaDEX(R) Fund invest with a growth-oriented investment style and may not be successful in realizing their respective investment objectives. Securities of growth companies may experience significant fluctuations in price in response to economic, political, regulatory, company specific, sector or market developments, changes in perceptions or interest rate changes.

Each of the First Trust Large Cap Core AlphaDEX(R) Fund, the First Trust Mid Cap Core AlphaDEX(R) Fund, the First Trust Small Cap Core AlphaDEX(R) Fund, the First Trust Large Cap Value AlphaDEX(R) Fund, the First Trust Large Cap Growth AlphaDEX(R) Fund, the First Trust Mid Cap Value AlphaDEX(R) Fund, the First Trust Mid Cap Growth AlphaDEX(R) Fund, the First Trust Small Cap Value AlphaDEX(R) Fund, the First Trust Small Cap Growth AlphaDEX(R) Fund and the First Trust Mega Cap AlphaDEX(R) Fund normally invests at least 90% of its assets in common stocks that comprise the Index upon which it is based. The securities of companies represented in the Index upon which each Fund is based generally have market capitalizations that are consistent with the name of the Index. For purposes of determining the market capitalization range of such securities, the Fund will use the current range of the Index upon which it is based. However, the Fund will not be forced to sell a stock because the stock has exceeded or fallen below the current market capitalization range of the Index. Because of market movement, there can be no assurance that the securities in a Fund will stay within a given market capitalization range. As a result, each Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range.

Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of a Fund's assets can decline as can the value of a Fund's distributions. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

The Funds may invest in non-U.S. securities publicly traded in the United States. Securities issued by non-U.S. companies present risks beyond those of securities of U.S. issuers. Risks of investing in non-U.S. securities include: different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluation, blockages or transfer restrictions; changes in non-U.S. currency exchange rates; taxes; restrictions on non-U.S. investments and exchange of securities; and less government supervision and regulation of issuers in non-U.S. countries. Prices of non-U.S. securities also may be more volatile.

      NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE



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

--------------------------------------------------------------------------------

FIRST TRUST

First Trust Exchange-Traded AlphaDEX(R) Fund
Style Funds

--------------------------------------------------------------------------------

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

--------------------------------------------------------------------------------

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEMS 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3
(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15
(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not Applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not Applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     First Trust Exchange-Traded AlphaDEX(R) Fund
             -----------------------------------------------------


By (Signature and Title)                /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: March 19, 2013
      -------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: March 19, 2013
      -------------------

By (Signature and Title)                /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer

Date: March 19, 2013
      -------------------